UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01028
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Ivy Funds
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2008

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
September 30, 2008

Domestic Equity Funds
      Ivy Dividend Opportunities Fund
      Ivy Small Cap Value Fund
      Ivy Value Fund
Global and International Funds
      Ivy Managed European/Pacific Fund
      Ivy Managed International Opportunities Fund
      Ivy Cundill Global Value Fund
      Ivy European Opportunities Fund
      Ivy International Balanced Fund
      Ivy International Core Equity Fund
      Ivy International Growth Fund
      Ivy Pacific Opportunities Fund
Specialty Funds
      Ivy Balanced Fund
      Ivy Global Natural Resources Fund
      Ivy Real Estate Securities Fund
Fixed-Income Funds
      Ivy Bond Fund
      Ivy Global Bond Fund
      Ivy Mortgage Securities Fund

3	President's Letter
5	Illustration of Fund Expenses
15	Ivy Dividend Opportunities Fund
30	Ivy Small Cap Value Fund
45	Ivy Value Fund
60	Ivy Managed European/Pacific Fund
71	Ivy Managed International Opportunities Fund
82	Ivy Cundill Global Value Fund
97	Ivy European Opportunities Fund
112	Ivy International Balanced Fund
131	Ivy International Core Equity Fund
147	Ivy International Growth Fund
163	Ivy Pacific Opportunities Fund
181	Ivy Balanced Fund
197	Ivy Global Natural Resources Fund
219	Ivy Real Estate Securities Fund
233	Ivy Bond Fund
259	Ivy Global Bond Fund
277	Ivy Mortgage Securities Fund
301	Notes to Financial Statements
350	Renewal of Investment Management Agreement
354	Proxy Voting Information
354	Quarterly Portfolio Schedule Information
354	IRA Disclosure

This report is submitted for the general information of the shareholders of Ivy Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Ivy Funds prospectus and current performance information.

President's Letter
      September 30, 2008

Dear Shareholder:

Not since the founding of our organization more than 70 years ago have investors faced so many challenges in such a short period of time. In a single calendar quarter, this country's largest savings and loan, its largest insurance company, its two largest mortgage providers, its largest brokerage firm and a leading commercial bank were the subject of a takeover, bailout or failure. On top of that, some money market funds in the industry have been unable to maintain a $1 a share net asset value. A severe credit crunch has taken hold.

Confidence has been shaken in bond and stock markets around the globe, and mutual fund returns of the past year reflect the emotional insecurity that comes with hard times. Enclosed is our report on your Ivy Funds' operations for the first six months of the current fiscal year. For the six months ended Sept. 30, 2008, the S&P 500 Index fell 11.3 percent, with most of the drop occurring in September. September was also the worst month for U.S. corporate bonds in more than two decades.

Can we learn from history?

While unusual in modern times, a rapidly unfolding financial panic is nothing new in American history. In fact, prior to the creation of the Federal Reserve bank system in 1912, the U.S. experienced seven major financial crises between 1819 and 1907. In some respects, some of the same issues that plague us today - fallout from excessive commodity and property speculation, war-related debt and populist dislike of government bailouts - parallel the challenges that generations past have had to deal with. Our leaders met these problems successfully, though very often not promptly.

For example, history judged President Martin Van Buren harshly for failing to take timely steps to limit economic damage from the Panic of 1837, which occurred just five weeks after he took office. The ensuing depression lasted for six years, and out of 850 banks in the United States at the time, 343 closed entirely and 62 failed partially. We hope Washington can learn from the many lessons of history and take appropriate and rapid action to revive credit markets and restore investor faith.

A need for global leadership

We believe that today's U.S. government safety nets and financial safeguards - including the Fed, deposit insurance on bank accounts, unemployment insurance, municipal bond default insurance and social security - are likely to help cushion the effects of the economic downturn that our country appears to face in the coming months. However, the scope of the current financial crisis is global, and this is a new phenomenon. It is one that we think may require coordinated central bank and fiscal policy action from Brussels to Beijing to resolve. It will likely test whether we are becoming one world that can act together for the common good, or one where national trade supremacy, resource hoarding and/or parochial political interests take precedence.

Economic Snapshot
	9-30-2008	3-31-2008

U.S. unemployment rate	6.10%	5.10%
Inflation (U.S. Consumer Price Index)	4.90%	4.00%
U.S. GDP	-0.30%	0.60%
30-year fixed mortgage rate	5.82%	5.63%
Oil price per barrel	$100.64	$101.58

Sources: Bloomberg, U.S. Department of Labor

All government statistics shown are subject to periodic revisions.

The U.S. Consumer Price Index is the government's measure of the change in the retail cost of goods and services. Gross domestic product measures year-over-year changes in the output of goods and services. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

For many people it is more difficult to buy a home or expand a consumer-focused business than it was just a year ago. As shown in the Economic Snapshot table to the left, the U.S. economy at Sept.30, 2008 is not in as good a shape as it was six months earlier. The unemployment rate is higher. The economy has contracted.

We believe that the investing and economic climate will get better in time, although not right away. With perseverance, initiative and ingenuity, we believe the strengths of our nation's character will surface and prosperity will be restored. In this uncertain environment, we believe a very strong effort to manage risk is paramount. With that approach in mind, we will strive to earn your continued confidence for many years to come.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of Ivy Funds and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following tables are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2008.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the tables. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the tables, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ivy Dividend Opportunities Fund Expenses
For the Six Months Ended September 30, 2008	Beginning Account Value 3-31-08	Ending Account Value 9-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$888.00	1.38%	$6.51
Class B	1,000	883.20	2.37	11.21
Class C	1,000	884.60	2.15	10.18
Class E	1,000	886.00	1.82	8.58
Class I	1,000	889.70	1.00	4.72
Class Y	1,000	888.50	1.26	5.95
Based on 5% Return(2)
Class A	$1,000	$1,018.17	1.38%	$6.96
Class B	1,000	1,013.17	2.37	11.98
Class C	1,000	1,014.27	2.15	10.88
Class E	1,000	1,015.97	1.82	9.17
Class I	1,000	1,020.07	1.00	5.05
Class Y	1,000	1,018.77	1.26	6.36

Ivy Small Cap Value Fund Expenses
For the Six Months Ended September 30, 2008	Beginning Account Value 3-31-08	Ending Account Value 9-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$991.50	1.89%	$9.46
Class B	1,000	986.20	2.95	14.70
Class C	1,000	987.20	2.69	13.41
Class E**	1,000	993.80	1.32	6.58
Class I	1,000	995.50	1.18	5.89
Class Y	1,000	993.90	1.42	7.08
Based on 5% Return(2)
Class A	$1,000	$1,015.57	1.89%	$9.57
Class B	1,000	1,010.27	2.95	14.88
Class C	1,000	1,011.57	2.69	13.58
Class E**	1,000	1,018.47	1.32	6.66
Class I	1,000	1,019.17	1.18	5.96
Class Y	1,000	1,017.97	1.42	7.16

Ivy Value Fund Expenses
For the Six Months Ended September 30, 2008	Beginning Account Value 3-31-08	Ending Account Value 9-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$891.90	1.70%	$8.04
Class B	1,000	886.40	2.87	13.58
Class C	1,000	886.90	2.71	12.83
Class E**	1,000	893.90	1.22	5.78
Class I	1,000	893.80	1.10	5.21
Class Y	1,000	893.30	1.36	6.44
Based on 5% Return(2)
Class A	$1,000	$1,016.57	1.70%	$8.57
Class B	1,000	1,010.67	2.87	14.48
Class C	1,000	1,011.47	2.71	13.68
Class E**	1,000	1,018.97	1.22	6.16
Class I	1,000	1,019.57	1.10	5.55
Class Y	1,000	1,018.27	1.36	6.86

Ivy Managed European/Pacific Fund Expenses
For the Six Months Ended September 30, 2008	Beginning Account Value 3-31-08	Ending Account Value 9-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$729.90	0.66%	$2.85
Class B	1,000	724.90	1.60	6.90
Class C	1,000	725.20	1.44	6.21
Class E**	1,000	730.99	0.50	2.16
Class I	1,000	732.20	0.26	1.13
Class Y	1,000	730.90	0.68	2.94
Based on 5% Return(2)
Class A	$1,000	$1,021.77	0.66%	$3.34
Class B	1,000	1,017.07	1.60	8.07
Class C	1,000	1,017.87	1.44	7.26
Class E**	1,000	1,022.57	0.50	2.53
Class I	1,000	1,023.77	0.26	1.32
Class Y	1,000	1,021.67	0.68	3.44

Ivy Managed International Opportunities Fund Expenses
For the Six Months Ended September 30, 2008	Beginning Account Value 3-31-08	Ending Account Value 9-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$790.30	0.54%	$2.42
Class B	1,000	785.90	1.36	6.07
Class C	1,000	785.90	1.34	5.98
Class E**	1,000	791.30	0.44	1.97
Class I	1,000	792.40	0.18	0.81
Class Y	1,000	790.30	0.54	2.42
Based on 5% Return(2)
Class A	$1,000	$1,022.37	0.54%	$2.73
Class B	1,000	1,018.27	1.36	6.86
Class C	1,000	1,018.37	1.34	6.76
Class E**	1,000	1,022.87	0.44	2.23
Class I	1,000	1,024.17	0.18	0.91
Class Y	1,000	1,022.37	0.54	2.73

Ivy Cundill Global Value Fund Expenses
For the Six Months Ended September 30, 2008	Beginning Account Value 3-31-08	Ending Account Value 9-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$892.10	1.76%	$8.33
Class B	1,000	887.20	2.63	12.46
Class C	1,000	888.30	2.43	11.52
Class E	1,000	890.20	2.19	10.40
Class I	1,000	894.00	1.26	5.97
Class Y	1,000	894.80	1.20	5.68
Advisor Class**	1,000	894.70	1.12	5.31
Based on 5% Return(2)
Class A	$1,000	$1,016.27	1.76%	$8.87
Class B	1,000	1,011.87	2.63	13.28
Class C	1,000	1,012.87	2.43	12.28
Class E	1,000	1,014.07	2.19	11.08
Class I	1,000	1,018.77	1.26	6.36
Class Y	1,000	1,019.07	1.20	6.06
Advisor Class**	1,000	1,019.47	1.12	5.65

Ivy European Opportunities Fund Expenses
For the Six Months Ended September 30, 2008	Beginning Account Value 3-31-08	Ending Account Value 9-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$740.00	1.70%	$7.40
Class B	1,000	736.70	2.59	11.29
Class C	1,000	737.50	2.37	10.34
Class E**	1,000	741.70	1.32	5.75
Class I	1,000	742.00	1.18	5.14
Class Y	1,000	741.00	1.46	6.35
Advisor Class**	1,000	741.90	1.24	5.40
Based on 5% Return(2)
Class A	$1,000	$1,016.57	1.70%	$8.57
Class B	1,000	1,012.07	2.59	13.08
Class C	1,000	1,013.17	2.37	11.98
Class E**	1,000	1,018.47	1.32	6.66
Class I	1,000	1,019.17	1.18	5.96
Class Y	1,000	1,017.77	1.46	7.36
Advisor Class**	1,000	1,018.87	1.24	6.26

Ivy International Balanced Fund Expenses
For the Six Months Ended September 30, 2008	Beginning Account Value 3-31-08	Ending Account Value 9-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$839.40	1.38%	$6.35
Class B	1,000	835.80	2.33	10.74
Class C	1,000	835.80	2.09	9.64
Class E	1,000	837.50	1.87	8.64
Class I	1,000	841.20	0.98	4.51
Class Y	1,000	839.30	1.30	5.98
Based on 5% Return(2)
Class A	$1,000	$1,018.17	1.38%	$6.96
Class B	1,000	1,013.37	2.33	11.78
Class C	1,000	1,014.57	2.09	10.58
Class E	1,000	1,015.67	1.87	9.47
Class I	1,000	1,020.17	0.98	4.95
Class Y	1,000	1,018.57	1.30	6.56

Ivy International Core Equity Fund Expenses
For the Six Months Ended September 30, 2008	Beginning Account Value 3-31-08	Ending Account Value 9-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$777.30	1.56%	$6.93
Class B	1,000	773.80	2.43	10.82
Class C	1,000	774.80	2.23	9.94
Class E	1,000	775.40	2.11	9.41
Class I	1,000	779.10	1.12	4.98
Class Y	1,000	778.30	1.36	6.05
Based on 5% Return(2)
Class A	$1,000	$1,017.27	1.56%	$7.87
Class B	1,000	1,012.87	2.43	12.28
Class C	1,000	1,013.87	2.23	11.28
Class E	1,000	1,014.47	2.11	10.68
Class I	1,000	1,019.47	1.12	5.65
Class Y	1,000	1,018.27	1.36	6.86

Ivy International Growth Fund Expenses
For the Six Months Ended September 30, 2008	Beginning Account Value 3-31-08	Ending Account Value 9-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$772.50	1.52%	$6.74
Class B	1,000	768.10	2.55	11.32
Class C	1,000	768.60	2.47	10.97
Class E**	1,000	773.10	1.34	5.94
Class I	1,000	773.60	1.20	5.32
Class Y	1,000	772.50	1.50	6.65
Based on 5% Return(2)
Class A	$1,000	$1,017.47	1.52%	$7.67
Class B	1,000	1,012.27	2.55	12.88
Class C	1,000	1,012.67	2.47	12.48
Class E**	1,000	1,018.37	1.34	6.76
Class I	1,000	1,019.07	1.20	6.06
Class Y	1,000	1,017.57	1.50	7.57

Ivy Pacific Opportunities Fund Expenses
For the Six Months Ended September 30, 2008	Beginning Account Value 3-31-08	Ending Account Value 9-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$716.10	1.82%	$7.81
Class B	1,000	712.70	2.89	12.42
Class C	1,000	713.60	2.57	11.05
Class E**	1,000	717.90	1.42	6.10
Class I	1,000	718.10	1.30	5.58
Class Y	1,000	717.20	1.56	6.70
Advisor Class**	1,000	718.40	1.20	5.16
Based on 5% Return(2)
Class A	$1,000	$1,015.97	1.82%	$9.17
Class B	1,000	1,010.57	2.89	14.58
Class C	1,000	1,012.17	2.57	12.98
Class E**	1,000	1,017.97	1.42	7.16
Class I	1,000	1,018.57	1.30	6.56
Class Y	1,000	1,017.27	1.56	7.87
Advisor Class**	1,000	1,019.07	1.20	6.06

Ivy Balanced Fund Expenses
For the Six Months Ended September 30, 2008	Beginning Account Value 3-31-08	Ending Account Value 9-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$937.80	1.40%	$6.78
Class B	1,000	932.80	2.33	11.31
Class C	1,000	934.60	2.11	10.25
Class E**	1,000	939.00	1.16	5.62
Class I	1,000	939.60	1.02	4.95
Class Y	1,000	938.20	1.28	6.20
Based on 5% Return(2)
Class A	$1,000	$1,018.07	1.40%	$7.06
Class B	1,000	1,013.37	2.33	11.78
Class C	1,000	1,014.47	2.11	10.68
Class E**	1,000	1,019.27	1.16	5.86
Class I	1,000	1,019.97	1.02	5.15
Class Y	1,000	1,018.67	1.28	6.46

Ivy Global Natural Resources Fund Expenses
For the Six Months Ended September 30, 2008	Beginning Account Value 3-31-08	Ending Account Value 9-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$698.30	1.32%	$5.60
Class B	1,000	695.60	2.09	8.90
Class C	1,000	695.90	2.03	8.65
Class E	1,000	696.50	1.87	7.97
Class I	1,000	699.50	1.00	4.25
Class R	1,000	697.50	1.54	6.54
Class Y	1,000	698.80	1.20	5.10
Advisor Class**	1,000	699.70	0.94	3.99
Based on 5% Return(2)
Class A	$1,000	$1,018.47	1.32%	$6.66
Class B	1,000	1,014.57	2.09	10.58
Class C	1,000	1,014.87	2.03	10.28
Class E	1,000	1,015.67	1.87	9.47
Class I	1,000	1,020.07	1.00	5.05
Class R	1,000	1,017.37	1.54	7.77
Class Y	1,000	1,019.07	1.20	6.06
Advisor Class**	1,000	1,020.37	0.94	4.75

Ivy Real Estate Securities Fund Expenses
For the Six Months Ended September 30, 2008	Beginning Account Value 3-31-08	Ending Account Value 9-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$999.10	1.78%	$8.90
Class B	1,000	993.80	2.89	14.46
Class C	1,000	995.30	2.61	13.07
Class E	1,000	996.10	2.39	11.98
Class I	1,000	1,002.80	1.16	5.81
Class R	1,000	1,000.00	1.70	8.50
Class Y	1,000	1,001.50	1.38	6.91
Based on 5% Return(2)
Class A	$1,000	$1,016.17	1.78%	$8.97
Class B	1,000	1,010.57	2.89	14.58
Class C	1,000	1,011.97	2.61	13.18
Class E	1,000	1,013.07	2.39	12.08
Class I	1,000	1,019.27	1.16	5.86
Class R	1,000	1,016.57	1.70	8.57
Class Y	1,000	1,018.17	1.38	6.96

Ivy Bond Fund Expenses
For the Six Months Ended September 30, 2008	Beginning Account Value 3-31-08	Ending Account Value 9-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$961.40	1.24%	$6.08
Class B	1,000	955.90	2.39	11.74
Class C	1,000	957.20	2.11	10.37
Class E	1,000	959.70	1.58	7.74
Class I	1,000	963.10	0.90	4.42
Class Y	1,000	960.90	1.36	6.67
Based on 5% Return(2)
Class A	$1,000	$1,018.87	1.24%	$6.26
Class B	1,000	1,013.07	2.39	12.08
Class C	1,000	1,014.47	2.11	10.68
Class E	1,000	1,017.17	1.58	7.97
Class I	1,000	1,020.57	0.90	4.55
Class Y	1,000	1,018.27	1.36	6.86

Ivy Global Bond Fund Expenses
For the Six Months Ended September 30, 2008	Beginning Account Value 4-04-08	Ending Account Value 9-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$976.00	1.01%	$4.94
Class B	1,000	973.00	1.74	8.48
Class C	1,000	973.00	1.72	8.39
Class I	1,000	978.00	0.79	3.86
Class Y	1,000	977.00	1.01	4.94
Based on 5% Return(2)
Class A	$1,000	$1,019.99	1.01%	$5.15
Class B	1,000	1,016.33	1.74	8.77
Class C	1,000	1,016.43	1.72	8.67
Class I	1,000	1,021.10	0.79	4.04
Class Y	1,000	1,019.99	1.01	5.15

Ivy Mortgage Securities Fund Expenses
For the Six Months Ended September 30, 2008	Beginning Account Value 3-31-08	Ending Account Value 9-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$958.80	1.28%	$6.27
Class B	1,000	954.00	2.25	11.04
Class C	1,000	955.10	2.01	9.87
Class E	1,000	957.10	1.62	7.93
Class I	1,000	961.20	0.80	3.92
Class Y	1,000	960.00	1.02	5.00
Based on 5% Return(2)
Class A	$1,000	$1,018.67	1.28%	$6.46
Class B	1,000	1,013.77	2.25	11.38
Class C	1,000	1,014.97	2.01	10.18
Class E	1,000	1,016.97	1.62	8.17
Class I	1,000	1,021.07	0.80	4.04
Class Y	1,000	1,019.97	1.02	5.15

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the tables), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2008, and divided by 365.

**Class closed to investment.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF IVY DIVIDEND OPPORTUNITIES FUND

Portfolio Highlights

On September 30, 2008, Ivy Dividend Opportunities Fund had net assets totaling $221,800
(in thousands) invested in a diversified portfolio of:

83.85%	Domestic Common Stocks
11.35%	Cash and Cash Equivalents
4.80%	Foreign Common Stocks

Sector Weightings

As a shareholder of the Fund, for every $100 you had invested on September 30, 2008, your Fund owned:

Energy Stocks	$18.25
Financials Stocks	$17.30
Consumer Staples Stocks	$17.16
Industrials Stocks	$13.23
Cash and Cash Equivalents	$11.35
Information Technology Stocks	$6.68
Health Care Stocks	$5.75
Material Stocks	$4.12
Consumer Discretionary Stocks	$3.51
Miscellaneous Stocks(1)	$2.65

(1)Includes $0.50 Telecommunication Services Stocks and $2.15 Utilities Stocks.

The Investments of Ivy Dividend Opportunities Fund
September 30, 2008
(In Thousands) (Unaudited)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 1.99%
Raytheon Company	83	$4,417

Asset Management & Custody Banks - 1.09%
AllianceBernstein Holding L.P.	65	2,419

Communications Equipment - 2.43%
Consolidated Communications Holdings, Inc.	140	2,114
Nokia Corporation, Series A, ADR	61	1,147
QUALCOMM Incorporated	49	2,117
		5,378
Computer Hardware - 1.00%
Hewlett-Packard Company	48	2,222

Construction & Engineering - 3.13%
Chicago Bridge & Iron Company N.V., NY Shares	72	1,387
Fluor Corporation	99	5,565
		6,952
Construction & Farm Machinery & Heavy Trucks - 3.51%
Caterpillar Inc.	45	2,667
Deere & Company	103	5,111
		7,778
Consumer Finance - 1.14%
Capital One Financial Corporation	50	2,527

Data Processing & Outsourced Services - 0.55%
Visa Inc., Class A	20	1,227

Department Stores - 0.89%
Nordstrom, Inc.	68	1,960

Distillers & Vintners - 1.58%
Diageo plc, ADR	51	3,495

Diversified Banks - 2.90%
U.S. Bancorp	88	3,173
Wells Fargo & Company	87	3,267
		6,440
Electrical Components & Equipment - 1.03%
Emerson Electric Co.	56	2,282

Fertilizers & Agricultural Chemicals - 2.04%
Monsanto Company	46	4,533

General Merchandise Stores - 0.48%
Target Corporation	22	1,064

Health Care Equipment - 1.23%
Medtronic, Inc.	54	2,726

Hotels, Resorts & Cruise Lines - 0.66%
Starwood Hotels & Resorts Worldwide, Inc.	52	1,467

Household Products - 5.30%
Colgate-Palmolive Company	99	7,426
Procter & Gamble Company (The)	62	4,331
		11,757
Independent Power Producers & Energy Traders - 1.07%
NRG Energy, Inc. (A)	96	2,366

Industrial Gases - 1.26%
Air Products and Chemicals, Inc.	41	2,784

Industrial REITs - 0.54%
ProLogis	29	1,187

Integrated Oil & Gas - 3.79%
BP p.l.c., ADR	26	1,325
Exxon Mobil Corporation	91	7,086
		8,411
Integrated Telecommunication Services - 0.50%
Iowa Telecommunications Services, Inc.	59	1,100

Life & Health Insurance - 1.45%
Aflac Incorporated	55	3,225

Multi-Utilities - 1.08%
Dominion Resources, Inc.	56	2,396

Office REITs - 1.03%
Douglas Emmett, Inc.	100	2,295

Oil & Gas Drilling - 0.78%
Transocean Inc.	16	1,715

Oil & Gas Equipment & Services - 8.11%
Halliburton Company	71	2,298
National Oilwell Varco, Inc. (A)	57	2,883
Schlumberger Limited	86	6,743
Smith International, Inc.	56	3,260
Weatherford International Ltd. (A)	111	2,810
		17,994
Oil & Gas Exploration & Production - 3.21%
Apache Corporation	40	4,207
XTO Energy Inc.	63	2,910
		7,117
Oil & Gas Storage & Transportation - 2.36%
El Paso Pipeline Partners, L.P.	116	1,865
Enbridge Inc.	46	1,756
NuStar GP Holdings, LLC	92	1,619
		5,240
Other Diversified Financial Services - 2.78%
J.P. Morgan Chase & Co.	132	6,169

Packaged Foods & Meats - 1.39%
Wm. Wrigley Jr. Company	39	3,085

Pharmaceuticals - 4.52%
Abbott Laboratories	119	6,852
Merck & Co., Inc.	101	3,186
		10,038
Property & Casualty Insurance - 1.99%
ACE Limited	28	1,526
Allstate Corporation (The)	25	1,151
Travelers Companies, Inc. (The)	38	1,727
		4,404
Railroads - 3.57%
Burlington Northern Santa Fe Corporation	29	2,671
Union Pacific Corporation	74	5,241
		7,912
Restaurants - 1.48%
McDonald's Corporation	53	3,286

Retail REITs - 1.21%
Simon Property Group, Inc.	28	2,692

Semiconductors - 1.36%
Microchip Technology Incorporated	103	3,026

Soft Drinks - 3.71%
Coca-Cola Company (The)	74	3,889
PepsiCo, Inc.	61	4,344
		8,233
Specialized Finance - 3.17%
CME Group Inc.	14	5,578
IntercontinentalExchange, Inc. (A)	18	1,448
		7,026
Steel - 0.82%
Nucor Corporation	46	1,815

Systems Software - 1.34%
Microsoft Corporation	112	2,975

Tobacco - 5.18%
Lorillard, Inc.	78	5,575
Philip Morris International Inc.	123	5,911
		11,486

TOTAL COMMON STOCKS - 88.65%		$196,621
(Cost: $195,970)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 8.72%
Automatic Data Processing Inc.,
2.000%, 10-1-08	$2,357	2,357
Avon Capital Corp. (Avon Products, Inc.):
2.200%, 10-3-08	4,000	4,000
2.050%, 10-8-08	3,000	2,999
McCormick & Co. Inc.,
3.000%, 10-1-08	5,000	5,000
Pfizer Inc.,
1.800%, 10-8-08	5,000	4,998
		19,354
United States Government Obligations - 6.77%
United States Treasury Bills:
0.100%, 10-9-08	4,000	4,000
0.095%, 10-9-08	5,000	5,000
0.300%, 10-23-08	3,000	2,999
0.320%, 10-30-08	3,000	2,999
		14,998

TOTAL SHORT-TERM SECURITIES - 15.49%		$34,352
(Cost: $34,352)

TOTAL INVESTMENT SECURITIES - 104.14%		$230,973
(Cost: $230,322)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (4.14%)		(9,173)

NET ASSETS - 100.00%		$221,800

Notes to Schedule of Investments
(A)No dividends were paid during the preceding 12 months.
The following acronym is used throughout this portfolio: ADR = American Depositary Receipts See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities
      IVY DIVIDEND OPPORTUNITIES FUND
      September 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                           (Unaudited)

ASSETS
Investment securities - at value (cost - $230,322)	$230,973
Receivables:
Fund shares sold	956
Dividends and interest	500
Prepaid and other assets	49

Total assets	232,478

LIABILITIES
Payable for investment securities purchased	9,606
Payable to Fund shareholders	607
Due to custodian	155
Accrued management fee	132
Accrued shareholder servicing	70
Accrued distribution and service fees	70
Accrued accounting services fee	8
Other	30

Total liabilities	10,678

Total net assets	$221,800

NET ASSETS
Capital paid in (shares authorized - unlimited)	$225,165
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	325
Accumulated net realized loss on investment transactions	(4,341)
Net unrealized appreciation in value of investments	651

Net assets applicable to outstanding units of capital	$221,800

Net asset value per share (net assets divided by shares outstanding):
Class A	$14.22
Class B	$14.07
Class C	$14.11
Class E	$14.18
Class I	$14.24
Class Y	$14.23
Capital shares outstanding:
Class A	11,150
Class B	706
Class C	2,005
Class E	146
Class I	10
Class Y	1,604

See Accompanying Notes to Financial Statements.

Statement of Operations
      IVY DIVIDEND OPPORTUNITIES FUND
      For the Six Months Ended September 30, 2008
      (In Thousands)                                                                                                                (Unaudited)

INVESTMENT INCOME
Income:
Dividends (net of foreign withholding taxes of $17)	$2,187
Interest and amortization	287

Total income	2,474

Expenses:
Investment management fee	803
Distribution and service fees:
Class A	207
Class B	56
Class C	138
Class E	3
Class Y	28
Shareholder servicing:
Class A	217
Class B	27
Class C	39
Class E	11
Class I	–– *
Class Y	18
Accounting services fee	47
Audit fees	12
Custodian fees	6
Legal fees	1
Other	85

Total	1,698
Less expenses in excess of limit	(3)

Total expenses	1,695

Net investment income	779

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS
Realized net loss on investments	(1,345)
Unrealized depreciation in value of investments during the period	(28,764)

Net loss on investments	(30,109)

Net decrease in net assets resulting from operations	$(29,330)

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY DIVIDEND OPPORTUNITIES FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2008	2008

INCREASE IN NET ASSETS
Operations:
Net investment income	$779	$1,086
Realized net loss on investments	(1,345)	(2,385)
Unrealized appreciation (depreciation)	(28,764)	4,858

Net increase (decrease) in net assets resulting from operations	(29,330)	3,559

Distributions to shareholders from:(1)
Net investment income:
Class A	(376)	(1,106)
Class B	(––)	(14)
Class C	(––)	(53)
Class E	(1)	(3)
Class I	(1)	(2)
Class Y	(67)	(66)
Realized gains on investment transactions:
Class A	(––)	(1,516)
Class B	(––)	(126)
Class C	(––)	(259)
Class E	(––)	(19)
Class I	(––)	(1)
Class Y	(—)	(95)

	(445)	(3,260)

Capital share transactions	54,413	57,974

Total increase	24,638	58,273
NET ASSETS
Beginning of period	197,162	138,889

End of period	$221,800	$197,162

Accumulated undistributed net investment income (loss)	$325	$(9)

(1)See "Financial Highlights" on pages 24 - 29.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY DIVIDEND OPPORTUNITIES FUND(1)
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,						For the fiscal period ended			For the period from 6-30-03(2) to
	9-30-08		2008	2007		2006		2005	3-31-04				12-31-03

Net asset value, beginning of period	$16.05		$15.70		$14.41		$12.13		$11.07		$11.03		$10.00

Income (loss) from investment operations:
Net investment income	0.07	(3)	0.13 (3)		0.17 (3)		0.12 (3)		0.09		0.01		0.04
Net realized and unrealized gain (loss) on investments	(1.86	) (3)	0.54 (3)		1.49 (3)		2.30 (3)		1.10		0.04		1.03

Total from investment operations	(1.79)		0.67		1.66		2.42		1.19		0.05		1.07

Less distributions from:
Net investment income	(0.04)		(0.14)		(0.18)		(0.11)		(0.09)		(0.01)		(0.04)
Capital gains	(0.00)		(0.18)		(0.19)		(0.03)		(0.04)		(0.00)		(0.00)

Total distributions	(0.04)		(0.32)		(0.37)		(0.14)		(0.13)		(0.01)		(0.04)

Net asset value, end of period	$14.22		$16.05		$15.70		$14.41		$12.13		$11.07		$11.03

Total return(4)	-11.20%		4.10%		11.57%		19.99%		10.78%		0.41%		10.70%
Net assets, end of period (in millions)	$159		$148	$107		$61		$32		$17			$16
Ratio of expenses to average net assets including expense waiver	1.38	%(5)	1.37%		1.38%		1.45%		1.59%		2.00	%(5)	1.11	%(5)
Ratio of net investment income to average net assets including expense waiver	0.82	%(5)	0.77%		1.16%		0.92%		0.94%		0.20	%(5)	1.34	%(5)
Ratio of expenses to average net assets excluding expense waiver	1.38	%(5)(6)	1.37	%(6)	1.38	%(6)	1.45	%(6)	1.59	%(6)	2.40	%(5)	1.81	%(5)
Ratio of net investment income (loss) to average net assets excluding expense waiver	0.82	%(5)(6)	0.77	%(6)	1.16	%(6)	0.92	%(6)	0.94	%(6)	-0.20	%(5)	0.64	%(5)
Portfolio turnover rate	10%		30%		24%		15%		32%		12%		16%

(1)Dividend Opportunities Fund (formerly Dividend Income Fund) changed its name and investment objective effective June 2, 2008.
(2)Commencement of operations of the class.
(3)Based on average weekly shares outstanding.
(4)Total return calculated without taking into account the sales load deducted on an initial purchase.
(5)Annualized.
(6)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY DIVIDEND OPPORTUNITIES FUND(1)
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,						For the fiscal period ended				For the period from 6-30-03(2) to
	9-30-08		2008	2007		2006		2005	3-31-04				12-31-03

Net asset value, beginning of period	$15.93		$15.63		$14.34		$12.09		$11.05		$11.03		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.03)		0.05		0.01		0.02		(0.02)		0.01
Net realized and unrealized gain (loss) on investments	(1.85)		0.53		1.47		2.28		1.06		0.04		1.03

Total from investment operations	(1.86)		0.50		1.52		2.29		1.08		0.02		1.04

Less distributions from:
Net investment income	(0.00)		(0.02)		(0.04)		(0.01)		(0.00)		(0.00)		(0.01)
Capital gains	(0.00)		(0.18)		(0.19)		(0.03)		(0.04)		(0.00)		(0.00)

Total distributions	(0.00)		(0.20)		(0.23)		(0.04)		(0.04)		(0.00)		(0.01)

Net asset value, end of period	$14.07		$15.93		$15.63		$14.34		$12.09		$11.05		$11.03

Total return	-11.68%		3.09%		10.63%		18.94%		9.76%		0.18%		10.36%
Net assets, end of period (in millions)	$10		$11	$10		$7		$6		$2			$2
Ratio of expenses to average net assets including expense waiver	2.37	%(3)	2.34%		2.30%		2.32%		2.44%		2.99	%(3)	2.03	%(3)
Ratio of net investment income (loss) to average net assets including expense waiver	-0.17	%(3)	-0.16%		0.29%		0.03%		0.11%		-0.81	%(3)	0.36	%(3)
Ratio of expenses to average net assets excluding expense waiver	2.37	%(3)(4)	2.34	%(4)	2.30	%(4)	2.32	%(4)	2.44	%(4)	3.39	%(3)	2.73	%(3)
Ratio of net investment income (loss) to average net assets excluding expense waiver	-0.17	%(3)(4)	-0.16	%(4)	0.29	%(4)	0.03	%(4)	0.11	%(4)	-1.21	%(3)	-0.34	%(3)
Portfolio turnover rate	10%		30%		24%		15%		32%		12%		16%

(1)Dividend Opportunities Fund (formerly Dividend Income Fund) changed its name and investment objective effective June 2, 2008.
(2)Commencement of operations of the class.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY DIVIDEND OPPORTUNITIES FUND(1)
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,						For the fiscal period ended				For the period from 6-30-03(2) to
	9-30-08		2008	2007		2006		2005	3-31-04				12-31-03

Net asset value, beginning of period	$15.95		$15.63		$14.34		$12.09		$11.05		$11.03		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	(3)	0.00		0.07		0.01		0.01		(0.02)		0.01
Net realized and unrealized gain (loss) on investments	(1.84	)(3)	0.54		1.47		2.28		1.07		0.04		1.03

Total from investment operations	(1.84)		0.54		1.54		2.29		1.08		0.02		1.04

Less distributions from:
Net investment income	(0.00)		(0.04)		(0.06)		(0.01)		(0.00)		(0.00)		(0.01)
Capital gains	(0.00)		(0.18)		(0.19)		(0.03)		(0.04)		(0.00)		(0.00)

Total distributions	(0.00)		(0.22)		(0.25)		(0.04)		(0.04)		(0.00)		(0.01)

Net asset value, end of period	$14.11		$15.95		$15.63		$14.34		$12.09		$11.05		$11.03

Total return	-11.54%		3.32%		10.74%		18.95%		9.76%		0.18%		10.38%
Net assets, end of period (in millions)	$28		$24	$19		$14		$10		$6			$5
Ratio of expenses to average net assets including expense waiver	2.15	%(4)	2.15%		2.17%		2.27%		2.42%		2.88	%(4)	1.98	%(4)
Ratio of net investment income (loss) to average net assets including expense waiver	0.06	%(4)	0.00%		0.42%		0.08%		0.10%		-0.68	%(4)	0.45	%(4)
Ratio of expenses to average net assets excluding expense waiver	2.15	%(4)(5)	2.15	%(5)	2.17	%(5)	2.27	%(5)	2.42	%(5)	3.28	%(4)	2.68	%(4)
Ratio of net investment income (loss) to average net assets excluding expense waiver	0.06	%(4)(5)	0.00	%(5)	0.42	%(5)	0.08	%(5)	0.10	%(5)	-1.08	%(4)	-0.25	%(4)
Portfolio turnover rate	10%		30%		24%		15%		32%		12%		16%

(1)Dividend Opportunities Fund (formerly Dividend Income Fund) changed its name and investment objective effective June 2, 2008.
(2)Commencement of operations of the class.
(3)Based on average weekly shares outstanding.
(4)Annualized.
(5)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY DIVIDEND OPPORTUNITIES FUND(1)
      Class E Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the period from 4-2-07(2) through
	9-30-08		3-31-08

Net asset value, beginning of period	$16.01		$15.76

Income (loss) from investment operations:
Net investment income (loss)	0.03	(3)	(0.01	)(3)
Net realized and unrealized gain (loss) on investments	(1.85	)(3)	0.51	(3)

Total from investment operations	(1.82)		0.50

Less distributions from:
Net investment income	(0.01)		(0.07)
Capital gains	(0.00)		(0.18)

Total distributions	(0.01)		(0.25)

Net asset value, end of period	$14.18		$16.01

Total return(4)	-11.40%		3.01%
Net assets, end of period (in millions)	$2		$2
Ratio of expenses to average net assets including expense waiver	1.82	%(5)	2.17	%(5)
Ratio of net investment income (loss) to average net assets including expense waiver	0.39	%(5)	-0.18	%(5)
Ratio of expenses to average net assets excluding expense waiver	2.10	%(5)	2.17	%(5)(6)
Ratio of net investment income (loss) to average net assets excluding expense waiver	0.11	%(5)	-0.18	%(5)(6)
Portfolio turnover rate	10%		30	%(7)

(1)Dividend Opportunities Fund (formerly Dividend Income Fund) changed its name and investment objective effective June 2, 2008.
(2)Commencement of operations of the class.
(3)Based on average weekly shares outstanding.
(4)Total return calculated without taking into account the sales load deducted on an initial purchase.
(5)Annualized.
(6)There was no waiver of expenses during the period.
(7)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY DIVIDEND OPPORTUNITIES FUND(1)
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the period from 4-2-07(2) through
	9-30-08		3-31-08

Net asset value, beginning of period	$16.07		$15.76

Income (loss) from investment operations:
Net investment income	0.08	(3)	0.20
Net realized and unrealized gain (loss) on investments	(1.85	)(3)	0.47

Total from investment operations	(1.77)		0.67

Less distributions from:
Net investment income	(0.06)		(0.18)
Capital gains	(0.00)		(0.18)

Total distributions	(0.06)		(0.36)

Net asset value, end of period	$14.24		$16.07

Total return	-11.03%		4.08%
Net assets, end of period (in thousands)	$141		$104
Ratio of expenses to average net assets	1.00	%(4)	1.00	%(4)
Ratio of net investment income to average net assets	1.16	%(4)	1.17	%(4)
Portfolio turnover rate	10%		30	%(5)

(1)Dividend Opportunities Fund (formerly Dividend Income Fund) changed its name and investment objective effective June 2, 2008.
(2)Commencement of operations of the class.
(3)Based on average weekly shares outstanding.
(4)Annualized.
(5)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY DIVIDEND OPPORTUNITIES FUND(1)
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,						For the fiscal period ended				For the period from 6-30-03(2) to
	9-30-08		2008	2007		2006		2005	3-31-04				12-31-03

Net asset value, beginning of period	$16.06		$15.70		$14.41		$12.13		$11.07		$11.03		$10.00

Income (loss) from investment operations:
Net investment income	0.06	(3)	0.14	(3)	0.12	(3)	0.15	(3)	0.11		0.01		0.05
Net realized and unrealized gain (loss) on investments	(1.85	)(3)	0.55	(3)	1.55	(3)	2.29	(3)	1.10		0.04		1.03

Total from investment operations	(1.79)		0.69		1.67		2.44		1.21		0.05		1.08

Less distributions from:
Net investment income	(0.04)		(0.15)		(0.19)		(0.13)		(0.11)		(0.01)		(0.05)
Capital gains	(0.00)		(0.18)		(0.19)		(0.03)		(0.04)		(0.00)		(0.00)

Total distributions	(0.04)		(0.33)		(0.38)		(0.16)		(0.15)		(0.01)		(0.05)

Net asset value, end of period	$14.23		$16.06		$15.70		$14.41		$12.13		$11.07		$11.03

Total return	-11.15%		4.23%		11.65%		20.14%		10.94%		0.42%		10.78%
Net assets, end of period (in millions)	$23		$12	$3		$1		$1		$1		$1
Ratio of expenses to average net assets including expense waiver	1.26	%(4)	1.26%		1.29%		1.34%		1.44%		1.91	%(4)	1.25	%(4)
Ratio of net investment income to average net assets including expense waiver	0.83	%(4)	0.78%		0.92%		1.03%		1.09%		0.28	%(4)	1.08	%(4)
Ratio of expenses to average net assets excluding expense waiver	1.26	%(4)(5)	1.26	%(5)	1.29	%(5)	1.34	%(5)	1.44	%(5)	2.31	%(4)	1.95	%(4)
Ratio of net investment income (loss) to average net assets excluding expense waiver	0.83	%(4)(5)	0.78	%(5)	0.92	%(5)	1.03	%(5)	1.09	%(5)	-0.12	%(4)	0.38	%(4)
Portfolio turnover rate	10%		30%		24%		15%		32%		12%		16%

(1)Dividend Opportunities Fund (formerly Dividend Income Fund) changed its name and investment objective effective June 2, 2008.
(2)Commencement of operations of the class.
(3)Based on average weekly shares outstanding.
(4)Annualized.
(5)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY SMALL CAP VALUE FUND

Portfolio Highlights

On September 30, 2008, Ivy Small Cap Value Fund had net assets totaling $135,493
(in thousands) invested in a diversified portfolio of:

82.34%	Domestic Common Stocks
13.21%	Cash and Cash Equivalents
4.45%	Foreign Common Stocks

Sector Weightings

As a shareholder of the Fund, for every $100 you had invested on September 30, 2008, your Fund owned:

Financials Stocks	$23.23
Industrials Stocks	$16.14
Consumer Discretionary Stocks	$14.65
Cash and Cash Equivalents	$13.21
Materials Stocks	$9.53
Information Technology Stocks	$7.34
Consumer Staples Stocks	$6.00
Utilities Stocks	$4.92
Health Care Stocks	$3.09
Telecommunication Services Stocks	$1.89

The Investments of Ivy Small Cap Value Fund
September 30, 2008
(In Thousands) (Unaudited)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 2.93%
Orbital Sciences Corporation (A)	103	$2,462
Teledyne Technologies Incorporated (A)	26	1,503
		3,965
Airlines - 0.94%
Continental Airlines, Inc., Class B (A)	20	337
Northwest Airlines Corporation (A)	104	941
		1,278
Alternative Carriers - 1.44%
tw telecom inc. (A)	188	1,952

Apparel Retail - 0.97%
Finish Line, Inc. (The), Class A (A)	131	1,313

Apparel, Accessories & Luxury Goods - 1.44%
Warnaco Group, Inc. (The) (A)	43	1,949

Application Software - 1.23%
Lawson Software, Inc. (A)	105	735
TIBCO Software Inc. (A)	128	936
		1,671
Asset Management & Custody Banks - 2.05%
Affiliated Managers Group, Inc. (A)	24	1,997
Pzena Investment Management, Inc., Class A	82	773
		2,770
Auto Parts & Equipment - 2.10%
LKQ Corporation (A)	168	2,848

Casinos & Gaming - 2.15%
Pinnacle Entertainment, Inc. (A)	151	1,143
WMS Industries Inc. (A)	58	1,776
		2,919
Communications Equipment - 0.70%
Polycom, Inc. (A)	41	947

Construction Materials - 0.72%
Texas Industries, Inc.	24	981

Diversified Chemicals - 1.08%
Solutia Inc. (A)	105	1,463

Diversified Metals & Mining - 0.37%
General Moly, Inc. (A)	116	505

Education Services - 2.12%
Corinthian Colleges, Inc. (A)	85	1,276
ITT Educational Services, Inc. (A)	20	1,594
		2,870
Electric Utilities - 3.44%
Cleco Corporation	61	1,532
ITC Holdings Corp.	28	1,460
UIL Holdings Corporation	49	1,672
		4,664
Environmental & Facilities Services - 2.29%
Casella Waste Systems, Inc., Class A (A)	115	1,351
Waste Connections, Inc. (A)	51	1,751
		3,102
Fertilizers & Agricultural Chemicals - 0.59%
Terra Industries Inc.	27	803

Food Retail - 3.82%
Casey's General Stores, Inc.	57	1,719
Ruddick Corporation	107	3,458
		5,177
Gas Utilities - 1.48%
Southwest Gas Corporation	66	2,005

Gold - 1.33%
Randgold Resources Limited, ADR	34	1,400
Seabridge Gold Inc. (A)	24	399
		1,799
Health Care Distributors - 1.98%
Kindred Healthcare, Inc. (A)	97	2,684

Health Care Facilities - 1.11%
AmSurg Corp. (A)	59	1,498

Homebuilding - 2.44%
Pulte Homes, Inc.	119	1,655
Ryland Group, Inc. (The)	62	1,650
		3,305
Human Resource & Employment Services - 3.02%
Resources Connection, Inc. (A)	64	1,453
Watson Wyatt & Company Holdings, Inc., Class A	53	2,631
		4,084
Hypermarkets & Super Centers - 2.18%
BJ's Wholesale Club, Inc. (A)	76	2,950

Industrial Machinery - 0.86%
Actuant Corporation, Class A	46	1,168

Integrated Telecommunication Services - 0.45%
SureWest Communications	59	614

Internet Software & Services - 0.59%
SkillSoft Public Limited Company, ADR (A)	77	805

Investment Banking & Brokerage - 2.82%
KBW, Inc. (A)	66	2,174
Piper Jaffray Companies (A)	38	1,641
		3,815
IT Consulting & Other Services - 0.88%
Forrester Research, Inc. (A)	41	1,191

Leisure Products - 1.13%
LeapFrog Enterprises, Inc. (A)	145	1,533

Metal & Glass Containers - 3.78%
Pactiv Corporation (A)	98	2,421
Silgan Holdings Inc.	53	2,698
		5,119
Office REITs - 1.26%
Digital Realty Trust, Inc.	36	1,701

Regional Banks - 10.57%
Bank of the Ozarks, Inc.	22	613
First Financial Bankshares, Inc.	43	2,301
First Horizon National Corporation	61	575
First Midwest Bancorp, Inc.	71	1,761
Home BancShares, Inc. (A)	24	644
Sierra Bancorp	34	721
Sterling Bancshares, Inc.	153	1,634
SVB Financial Group (A)	25	1,445
Texas Capital Bancshares, Inc. (A)	154	3,141
United Bankshares, Inc.	43	1,487
		14,322
Reinsurance - 2.53%
IPC Holdings, Ltd.	74	2,297
Platinum Underwriters Holdings, Ltd.	32	1,135
		3,432
Research & Consulting Services - 1.27%
Duff & Phelps Corporation, Class A (A)	82	1,724

Residential REITs - 1.45%
American Campus Communities, Inc.	58	1,965

Restaurants - 2.30%
CBRL Group, Inc.	56	1,462
Jack in the Box Inc. (A)	78	1,650
		3,112
Security & Alarm Services - 3.41%
Brink's Company (The)	51	3,100
GEO Group, Inc. (The) (A)	75	1,522
		4,622
Semiconductors - 1.97%
Atmel Corporation (A)	343	1,164
PMC-Sierra, Inc. (A)	202	1,503
		2,667
Specialized REITs - 0.74%
Entertainment Properties Trust	18	1,007

Specialty Chemicals - 1.66%
Sensient Technologies Corporation	80	2,248

Systems Software - 1.97%
Sybase, Inc. (A)	87	2,667

Thrifts & Mortgage Finance - 1.81%
First Niagara Financial Group, Inc.	156	2,457

Trucking - 1.42%
Marten Transport, Ltd. (A)	42	816
Werner Enterprises, Inc.	51	1,112
		1,928

TOTAL COMMON STOCKS - 86.79%		$117,599
(Cost: $115,510)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Baxter International Inc.,
2.350%, 10-10-08	$2,025	2,024
Caterpillar Inc.,
1.850%, 10-27-08	2,173	2,170
Danaher Corporation,
1.800%, 10-6-08	3,000	2,999
Pfizer Inc.,
1.800%, 10-8-08	5,000	4,999
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
2.100%, 10-7-08	2,000	1,999
Wisconsin Electric Power Co.,
4.000%, 10-1-08	4,602	4,602

TOTAL SHORT-TERM SECURITIES - 13.87%		$18,793
(Cost: $18,793)

TOTAL INVESTMENT SECURITIES - 100.66%		$136,392
(Cost: $134,303)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.66%)		(899)

NET ASSETS - 100.00%		$135,493

Notes to Schedule of Investments
(A)No dividends were paid during the preceding 12 months.
The following acronym is used throughout this portfolio:
ADR = American Depositary Receipts
See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities
      IVY SMALL CAP VALUE FUND
      September 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $134,303)	$136,392
Receivables:
Investment securities sold	1,416
Fund shares sold	407
Dividends and interest	116
Prepaid and other assets	31

Total assets	138,362

LIABILITIES
Payable for investment securities purchased	2,284
Payable to Fund shareholders	308
Accrued management fee	98
Accrued shareholder servicing	81
Accrued distribution and service fees	27
Due to custodian	21
Accrued accounting services fee	6
Other	44

Total liabilities	2,869

Total net assets	$135,493

NET ASSETS
Capital paid in (shares authorized - unlimited)	$149,649
Accumulated undistributed income (loss):
Accumulated net investment loss	(513)
Accumulated net realized loss on investment transactions	(15,732)
Net unrealized appreciation in value of investments	2,089

Net assets applicable to outstanding units of capital	$135,493

Net asset value per share (net assets divided by shares outstanding):
Class A	$12.85
Class B	$12.17
Class C	$12.35
Class E	$12.90
Class I	$13.14
Class Y	$13.05
Capital shares outstanding:
Class A	8,587
Class B	423
Class C	615
Class E	7
Class I	43
Class Y	902

See Accompanying Notes to Financial Statements.

Statement of Operations
      IVY SMALL CAP VALUE FUND
      For the Six Months Ended September 30, 2008
      (In Thousands)                                                                                                                (Unaudited)

INVESTMENT LOSS
Income:
Dividends	$665
Interest and amortization	169

Total income	834

Expenses:
Investment management fee	585
Shareholder servicing:
Class A	318
Class B	23
Class C	23
Class E	–– *
Class I	1
Class Y	10
Distribution and service fees:
Class A	139
Class B	27
Class C	38
Class E	–– *
Class Y	16
Accounting services fee	34
Audit fees	18
Legal fees	7
Custodian fees	5
Other	86

Total expenses	1,330

Net investment loss	(496)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Realized net loss on investments	(3,803)
Unrealized appreciation in value of investments during the period	2,769

Net loss on investments	(1,034)

Net decrease in net assets resulting from operations	$(1,530)

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY SMALL CAP VALUE FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2008	2008

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(496)	$(1,085)
Realized net loss on investments	(3,803)	(9,224)
Unrealized appreciation (depreciation)	2,769	(14,609)

Net decrease in net assets resulting from operations	(1,530)	(24,918)

Distributions to shareholders from:(1)
Net investment income:
Class A	(––)	(––)
Class B	(––)	(––)
Class C	(––)	(––)
Class E	(––)	(––)
Class I	(––)	(––)
Class Y	(––)	(––)
Realized gains on investment transactions:
Class A	(––)	(6,914)
Class B	(––)	(343)
Class C	(––)	(513)
Class E	(––)	(6)
Class I	(––)	(31)
Class Y	(––)	(939)

	(––)	(8,746)

Capital share transactions	5,108	2,515

Total increase (decrease)	3,578	(31,149)
NET ASSETS
Beginning of period	131,915	163,064

End of period	$135,493	$131,915

Accumulated net investment loss	$(513)	$(17)

(1)See "Financial Highlights" on pages 39 - 44.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY SMALL CAP VALUE FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended	For the fiscal year ended
	9-30-08		2008	2007	2006	2005	3-31-04	7-31-03

Net asset value, beginning of period	$12.96		$16.22	$16.24	$16.88	$16.68	$13.02		$12.25

Income (loss) from investment operations:
Net investment loss	(0.05)		(0.10)	(0.03)	(0.11)	(0.13)	(0.08)		(0.09)
Net realized and unrealized gain (loss) on investments	(0.06)		(2.28)	1.35	2.62	1.52	3.76		1.74

Total from investment operations	(0.11)		(2.38)	1.32	2.51	1.39	3.68		1.65

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)		(0.00)*
Capital gains	(0.00)		(0.88)	(1.34)	(3.15)	(1.19)	(0.02)		(0.88)

Total distributions	(0.00)		(0.88)	(1.34)	(3.15)	(1.19)	(0.02)		(0.88)

Net asset value, end of period	$12.85		$12.96	$16.22	$16.24	$16.88	$16.68		$13.02

Total return(1)	-0.85%		-15.19%	8.26%	16.44%	8.23%	28.29%		14.91%
Net assets, end of period (in millions)	$110		$104	$121	$86	$66	$65		$59
Ratio of expenses to average net assets	1.89	%(2)	1.76%	1.74%	1.80%	1.76%	1.65	%(2)(3)	1.53%
Ratio of net investment loss to average net assets	-0.68	%(2)	-0.63%	-0.24%	-0.76%	-0.79%	-0.76	%(2)(3)	-0.82%
Portfolio turnover rate	46%		118%	123%	157%	124%	27%		54%

*Not shown due to rounding.
(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from August 1, 2003 up to the time of the merger. Actual expenses that applied to Class A shareholders were lower than shown above.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY SMALL CAP VALUE FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the period from 12-8-03(1) to
9-30-08	2008	2007	2006	2005	3-31-04

Net asset value, beginning of period	$12.34	$15.48	$15.72	$16.59	$16.61	$15.27

Income (loss) from investment operations:
Net investment loss	(0.14)	(0.35)	(0.14)	(0.25)	(0.23)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.03)	(2.08)	1.24	2.53	1.40	1.41

Total from investment operations	(0.17)	(2.43)	1.10	2.28	1.17	1.36

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(0.71)	(1.34)	(3.15)	(1.19)	(0.02)

Total distributions	(0.00)	(0.71)	(1.34)	(3.15)	(1.19)	(0.02)

Net asset value, end of period	$12.17	$12.34	$15.48	$15.72	$16.59	$16.61

Total return	-1.38%	-16.14%	7.11%	15.28%	6.92%	8.93%
Net assets, end of period (in millions)	$5	$5	$9	$7	$5	$1
Ratio of expenses to average net assets	2.95	%(2)	2.83%	2.82%	2.84%	3.02%	3.79	%(2)
Ratio of net investment loss to average net assets	-1.73	%(2)	-1.69%	-1.33%	-1.80%	-1.88%	-2.93	%(2)
Portfolio turnover rate	46%	118%	123%	157%	124%	27	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY SMALL CAP VALUE FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the period from 12-8-03(1) to
9-30-08	2008	2007	2006	2005	3-31-04

Net asset value, beginning of period	$12.51	$15.69	$15.87	$16.67	$16.63	$15.27

Income (loss) from investment operations:
Net investment loss	(0.10)	(0.28)	(0.12)	(0.21)	(0.19)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.06)	(2.14)	1.28	2.56	1.42	1.43

Total from investment operations	(0.16)	(2.42)	1.16	2.35	1.23	1.38

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(0.76)	(1.34)	(3.15)	(1.19)	(0.02)

Total distributions	(0.00)	(0.76)	(1.34)	(3.15)	(1.19)	(0.02)

Net asset value, end of period	$12.35	$12.51	$15.69	$15.87	$16.67	$16.63

Total return	-1.28%	-15.91%	7.43%	15.64%	7.28%	9.06%
Net assets, end of period (in millions)	$8	$8	$12	$10	$8	$2
Ratio of expenses to average net assets	2.69	%(2)	2.54%	2.52%	2.54%	2.65%	2.83	%(2)
Ratio of net investment loss to average net assets	-1.47	%(2)	-1.40%	-1.04%	-1.50%	-1.53%	-2.00	%(2)
Portfolio turnover rate	46%	118%	123%	157%	124%	27	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY SMALL CAP VALUE FUND
      Class E Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the period from 4-2-07(2) through
	9-30-08		3-31-08

Net asset value, beginning of period	$12.98		$16.23

Loss from investment operations:
Net investment loss	(0.01)		(0.02)
Net realized and unrealized loss on investments	(0.07)		(2.30)

Total from investment operations	(0.08)		(2.32)

Less distributions from:
Net investment income	(0.00)		(0.00)
Capital gains	(0.00)		(0.93)

Total distributions	(0.00)		(0.93)

Net asset value, end of period	$12.90		$12.98

Total return(3)	-0.62%		-14.82%
Net assets, end of period (in thousands)	$85		$85
Ratio of expenses to average net assets	1.32	%(4)	1.26	%(4)
Ratio of net investment loss to average net assets	-0.10	%(4)	-0.14	%(4)
Portfolio turnover rate	46%		118	%(5)

(1)Class is closed.
(2)Commencement of operations of the class.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY SMALL CAP VALUE FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$13.20		$16.43

Loss from investment operations:
Net investment loss	(0.02)		(0.01)
Net realized and unrealized loss on investments	(0.04)		(2.26)

Total from investment operations	(0.06)		(2.27)

Less distributions from:
Net investment income	(0.00)		(0.00)
Capital gains	(0.00)		(0.96)

Total distributions	(0.00)		(0.96)

Net asset value, end of period	$13.14		$13.20

Total return	-0.45%		-14.39%
Net assets, end of period (in thousands)	$562		$463
Ratio of expenses to average net assets	1.18	%(2)	1.19	%(2)
Ratio of net investment loss to average net assets	-0.02	%(2)	-0.07	%(2)
Portfolio turnover rate	46%		118	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY SMALL CAP VALUE FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,					For the period from 12-8-03(1) to
	9-30-08		2008	2007		2006	2005	3-31-04

Net asset value, beginning of period	$13.13		$16.42		$16.36	$16.92	$16.68	$15.27

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(2)	(0.04	)(2)	0.03	(0.06)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.07	)(2)	(2.32	)(2)	1.37	2.65	1.53	1.47

Total from investment operations	(0.08)		(2.36)		1.40	2.59	1.43	1.43

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.93)		(1.34)	(3.15)	(1.19)	(0.02)

Total distributions	(0.00)		(0.93)		(1.34)	(3.15)	(1.19)	(0.02)

Net asset value, end of period	$13.05		$13.13		$16.42	$16.36	$16.92	$16.68

Total return	-0.61%		-14.89%		8.70%	16.88%	8.48%	9.38%
Net assets, end of period (in millions)	$12		$14	$21		$24	$25	$25
Ratio of expenses to average net assets	1.42	%(3)	1.39%		1.39%	1.41%	1.53%	1.60	%(3)
Ratio of net investment income (loss) to average net assets	-0.20	%(3)	-0.25%		0.08%	-0.37%	-0.56%	-0.82	%(3)
Portfolio turnover rate	46%		118%		123%	157%	124%	27	%(4)
(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the eight months ended March 31, 2004.

See Accompanying Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY VALUE FUND

Portfolio Highlights

On September 30, 2008, Ivy Value Fund had net assets totaling $54,388 (in thousands) invested in a diversified portfolio of:

92.97%	Domestic Common Stocks
3.60%	Cash and Cash Equivalents
3.43%	Foreign Common Stocks

Sector Weightings

As a shareholder of the Fund, for every $100 you had invested on September 30, 2008, your Fund owned:

Financials Stocks	$22.04
Energy Stocks	$18.77
Consumer Staples Stocks	$12.29
Industrials Stocks	$11.29
Health Care Stocks	$10.34
Information Technology Stocks	$8.92
Telecommunication Services Stocks	$3.92
Cash and Cash Equivalents	$3.60
Materials Stocks	$3.37
Utilities Stocks	$2.84
Consumer Discretionary Stocks	$2.62

The Investments of Ivy Value Fund
September 30, 2008
(In Thousands) (Unaudited)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 3.94%
Lockheed Martin Corporation	10	$1,108
Raytheon Company	19	1,033
		2,141
Airlines - 0.18%
UAL Corporation	11	100

Asset Management & Custody Banks - 0.48%
Blackstone Group L.P. (The)	17	262

Brewers - 1.41%
Molson Coors Brewing Company, Class B	16	767

Communications Equipment - 1.79%
Nokia Corporation, Series A, ADR	52	970

Computer Hardware - 5.85%
Hewlett-Packard Company	45	2,072
International Business Machines Corporation	10	1,111
		3,183
Construction & Engineering - 0.47%
Chicago Bridge & Iron Company N.V., NY Shares	13	258

Consumer Finance - 3.53%
Capital One Financial Corporation (A)	33	1,663
Discover Financial Services	19	256
		1,919
Department Stores - 1.67%
Macy's Inc.	51	910

Diversified Chemicals - 0.75%
Solutia Inc. (B)	29	406

Diversified Metals & Mining - 1.25%
Freeport-McMoRan Copper & Gold Inc., Class B	12	682

Environmental & Facilities Services - 1.44%
Waste Management, Inc.	25	781

Health Care Distributors - 7.74%
AmerisourceBergen Corporation	42	1,563
McKesson Corporation	49	2,647
		4,210
Home Improvement Retail - 0.63%
Home Depot, Inc. (The)	13	342

Independent Power Producers & Energy Traders - 2.84%
Mirant Corporation (B)	35	631
NRG Energy, Inc. (B)	37	913
		1,544
Industrial Machinery - 2.29%
Illinois Tool Works Inc.	28	1,248

Integrated Oil & Gas - 11.52%
Chevron Corporation	33	2,705
Exxon Mobil Corporation	18	1,398
Marathon Oil Corporation	28	1,105
Occidental Petroleum Corporation	15	1,057
		6,265
Integrated Telecommunication Services - 3.92%
Verizon Communications Inc.	67	2,134

Managed Health Care - 1.98%
UnitedHealth Group Incorporated (A)	43	1,079

Metal & Glass Containers - 1.38%
Pactiv Corporation (B)	30	748

Mortgage REITs - 2.16%
Annaly Capital Management, Inc.	87	1,173

Office Electronics - 1.28%
Xerox Corporation	60	696

Oil & Gas Exploration & Production - 3.62%
Apache Corporation	7	709
Devon Energy Corporation	14	1,259
		1,968
Oil & Gas Storage & Transportation - 3.63%
Atlas Pipeline Partners, L.P.	3	84
Boardwalk Pipeline Partners, LP	4	80
Energy Transfer Partners, L.P.	14	516
Enterprise Products Partners L.P.	45	1,160
MarkWest Energy Partners, L.P.	2	58
Regency Energy Partners LP	4	80
		1,978
Other Diversified Financial Services - 6.53%
Bank of America Corporation	56	1,966
J.P. Morgan Chase & Co.	34	1,583
		3,549
Packaged Foods & Meats - 4.49%
General Mills, Inc. (A)	18	1,230
Kraft Foods Inc.	37	1,212
		2,442
Pharmaceuticals - 0.61%
Johnson & Johnson	5	332

Property & Casualty Insurance - 5.22%
Allstate Corporation (The)	19	895
Travelers Companies, Inc. (The)	43	1,946
		2,841
Railroads - 2.97%
Union Pacific Corporation	23	1,615

Regional Banks - 2.94%
SunTrust Banks, Inc.	8	351
Synovus Financial Corp.	48	496
Zions Bancorporation	20	754
		1,601
Reinsurance - 1.18%
Everest Re Group, Ltd. (A)	7	640

Specialty Stores - 0.32%
Office Depot, Inc. (B)	29	171

Tobacco - 6.39%
Altria Group, Inc.	38	746
Lorillard, Inc.	18	1,259
Philip Morris International Inc.	31	1,472
		3,477

TOTAL COMMON STOCKS - 96.40%		$52,432
(Cost: $50,586)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Wisconsin Electric Power Co.,
4.000%, 10-1-08	$2,256	2,256

TOTAL SHORT-TERM SECURITIES - 4.15%		$2,256
(Cost: $2,256)

TOTAL INVESTMENT SECURITIES - 100.55%		$54,688
(Cost: $52,842)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.55%)		(300)

NET ASSETS - 100.00%		$54,388

Notes to Schedule of Investments
(A)Securities serve as cover for the following written options outstanding at September 30, 2008:
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value
General Mills, Inc	––*	October/70.0	$4	$5
UnitedHealth Group Incorporated:	––*	December/32.5	59	26
			$63	$31

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value
Allstate Corporation (The):	––*	October/40.0	$3	$5
	––*	October/45.0	8	12
	––*	January/40.0	6	15
	––*	January/45.0	13	25
Home Depot, Inc. (The):	––*	October/22.5	5	3
Molson Coors Brewing Company, Class B:	––*	October/50.0	5	13
	––*	January/50.0	7	15
Solutia Inc.:	––*	October/17.5	8	22
	––*	December/15.0	28	42
	––*	December/17.5	12	24
			$95	$176

*Not shown due to rounding as amount is less than 500.
(B)No dividends were paid during the preceding 12 months.
The following acronym is used throughout this portfolio: ADR = American Depositary Receipts
See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities
      IVY VALUE FUND
      September 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                           (Unaudited)

ASSETS
Investment securities - at value (cost - $52,842)	$54,688
Cash	85
Receivables:
Fund shares sold	20
Dividends and interest	141
Investment securities sold	470
Prepaid and other assets	25

Total assets	55,429

LIABILITIES
Payable for investment securities purchased	446
Payable to Fund shareholders	267
Outstanding written options - at value (premium received - $158)	207
Accrued shareholder servicing	34
Accrued management fee	33
Accrued distribution and service fees	25
Accrued accounting services fee	4
Other	25

Total liabilities	1,041

Total net assets	$54,388

NET ASSETS
Capital paid in (shares authorized - unlimited)	$56,409
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	70
Accumulated net realized loss on investment transactions	(3,888)
Net unrealized appreciation in value of investments	1,797

Net assets applicable to outstanding units of capital	$54,388

Net asset value per share (net assets divided by shares outstanding):
Class A	$14.19
Class B	$13.97
Class C	$14.04
Class E	$14.21
Class I	$14.20
Class Y	$14.20
Capital shares outstanding:
Class A	3,357
Class B	225
Class C	218
Class E	6
Class I	6
Class Y	28

See Accompanying Notes to Financial Statements.

Statement of Operations
      IVY VALUE FUND
      For the Six Months Ended September 30, 2008
      (In Thousands)                                                                                                                (Unaudited)

INVESTMENT INCOME
Income:
Dividends (net of foreign withholding taxes of $10)	$738
Interest and amortization	32

Total income	770

Expenses:
Investment management fee	220
Shareholder servicing:
Class A	126
Class B	16
Class C	12
Class E	–– *
Class I	–– *
Class Y	–– *
Distribution and service fees:
Class A	69
Class B	19
Class C	17
Class E	–– *
Class Y	1
Registration fees	34
Accounting services fee	23
Audit fees	11
Custodian fees	3
Legal fees	1
Other	21

Total expenses	573

Net investment income	197

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Realized net loss on securities	(1,459)
Realized net gain on written options	180

Realized net loss on investments	(1,279)

Unrealized depreciation in value of securities during the period	(5,517)
Unrealized depreciation in value of written options during the period	(60)

Unrealized depreciation in value of investments during the period	(5,577)

Net loss on investments	(6,856)

Net decrease in net assets resulting from operations	$(6,659)

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY VALUE FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2008	2008

DECREASE IN NET ASSETS
Operations:
Net investment income	$197	$434
Realized net gain (loss) on investments	(1,279)	1,656
Unrealized depreciation	(5,577)	(10,152)

Net decrease in net assets resulting from operations	(6,659)	(8,062)

Distributions to shareholders from:(1)
Net investment income:
Class A	(139)	(458)
Class B	(––)	(––)
Class C	(––)	(––)
Class E	(–– )*	(1)
Class I	(1)	(1)
Class Y	(2)	(3)
Realized gains on investment transactions:
Class A	(––)	(4,876)
Class B	(––)	(372)
Class C	(––)	(322)
Class E	(––)	(7)
Class I	(––)	(7)
Class Y	(—)	(19)

	(142)	(6,066)

Capital share transactions	(4,288)	(4,139)

Total decrease	(11,089)	(18,267)
NET ASSETS
Beginning of period	65,477	83,744

End of period	$54,388	$65,477

Accumulated undistributed net investment income	$70	$15

*Not shown due to rounding.
(1)See "Financial Highlights" on pages 54 - 59.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY VALUE FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,						For the fiscal period ended			For the fiscal year ended
	9-30-08		2008	2007		2006		2005	3-31-04			7-31-03

Net asset value, beginning of period	$15.95		$19.04		$17.17		$16.04		$14.54		$12.54		$11.81

Income (loss) from investment operations:
Net investment income	0.06		0.12		0.13		0.10		0.15		0.08		0.12
Net realized and unrealized gain (loss) on investments	(1.78)		(1.85)		2.28		1.14		1.48		1.98		0.72

Total from investment operations	(1.72)		(1.73)		2.41		1.24		1.63		2.06		0.84

Less distributions from:
Net investment income	(0.04)		(0.12)		(0.13)		(0.11)		(0.13)		(0.06)		(0.11)
Capital gains	(0.00)		(1.24)		(0.41)		(0.00)		(0.00)		(0.00)		(0.00)

Total distributions	(0.04)		(1.36)		(0.54)		(0.11)		(0.13)		(0.06)		(0.11)

Net asset value, end of period	$14.19		$15.95		$19.04		$17.17		$16.04		$14.54		$12.54

Total return(1)	-10.81%		-9.83%		14.12%		7.75%		11.21%		16.32%		7.23%
Net assets, end of period (in millions)	$48		$57	$73		$58		$41		$52			$64
Ratio of expenses to average net assets including expense waiver	1.70	%(2)	1.52%		1.49%		1.53%		1.47%		1.45	%(2)(3)	1.29%
Ratio of net investment income to average net assets including expense waiver	0.75	%(2)	0.63%		0.76%		0.65%		0.92%		0.61	%(2)(3)	1.05%
Ratio of expenses to average net assets excluding expense waiver	1.70	%(2)(4)	1.52	%(4)	1.49	%(4)	1.53	%(4)	1.47	%(4)	1.52	%(2)(3)	1.50%
Ratio of net investment income to average net assets excluding expense waiver	0.75	%(2)(4)	0.63	%(4)	0.76	%(4)	0.65	%(4)	0.92	%(4)	0.53	%(2)(3)	0.84%
Portfolio turnover rate	27%		66%		61%		63%		81%		86%		123%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from August 1, 2003 up to the time of the merger. Actual expenses that applied to Class A shareholders were lower than shown above.
(4)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY VALUE FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the period from 12-8-03(1) to
	9-30-08		2008	2007	2006	2005	3-31-04

Net asset value, beginning of period	$15.76		$18.83	$17.04	$15.97	$14.50	$13.63

Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.09)	(0.03)	(0.04)	0.03	0.01
Net realized and unrealized gain (loss) on investments	(1.72)		(1.80)	2.23	1.12	1.44	0.90

Total from investment operations	(1.79)		(1.89)	2.20	1.08	1.47	0.91

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.01)	(0.00)	(0.04)
Capital gains	(0.00)		(1.18)	(0.41)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)		(1.18)	(0.41)	(0.01)	(0.00)	(0.04)

Net asset value, end of period	$13.97		$15.76	$18.83	$17.04	$15.97	$14.50

Total return	-11.36%		-10.72%	12.99%	6.73%	10.14%	6.65%
Net assets, end of period (in millions)	$3		$4	$6	$5	$2	$1
Ratio of expenses to average net assets	2.87	%(2)	2.51%	2.46%	2.50%	2.53%	3.12	%(2)
Ratio of net investment income (loss) to average net assets	-0.44	%(2)	-0.35%	-0.21%	-0.33%	0.07%	-1.29	%(2)
Portfolio turnover rate	27%		66%	61%	63%	81%	86	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY VALUE FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the period from 12-8-03(1) to
	9-30-08		2008	2007	2006	2005	3-31-04

Net asset value, beginning of period	$15.83		$18.90	$17.08	$16.00	$14.51	$13.63

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.06)	(0.01)	(0.04)	0.03	0.02
Net realized and unrealized gain (loss) on investments	(1.76)		(1.81)	2.24	1.13	1.46	0.90

Total from investment operations	(1.79)		(1.87)	2.23	1.09	1.49	0.92

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.01)	(0.00)	(0.04)
Capital gains	(0.00)		(1.20)	(0.41)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)		(1.20)	(0.41)	(0.01)	(0.00)	(0.04)

Net asset value, end of period	$14.04		$15.83	$18.90	$17.08	$16.00	$14.51

Total return	-11.31%		-10.56%	13.09%	6.80%	10.27%	6.73%
Net assets, end of period (in millions)	$3		$4	$5	$4	$3	$1
Ratio of expenses to average net assets	2.71	%(2)	2.41%	2.38%	2.41%	2.42%	2.90	%(2)
Ratio of net investment income (loss) to average net assets	-0.26	%(2)	-0.25%	-0.12%	-0.23%	0.15%	-1.18	%(2)
Portfolio turnover rate	27%		66%	61%	63%	81%	86	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the eight months ended March 31, 2004.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY VALUE FUND
      Class E Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the period from 4-2-07(2) through
	9-30-08		3-31-08

Net asset value, beginning of period	$15.97		$19.09

Income (loss) from investment operations:
Net investment income	0.09		0.18
Net realized and unrealized loss on investments	(1.78)		(1.90)

Total from investment operations	(1.69)		(1.72)

Less distributions from:
Net investment income	(0.07)		(0.16)
Capital gains	(0.00)		(1.24)

Total distributions	(0.07)		(1.40)

Net asset value, end of period	$14.21		$15.97

Total return(3)	-10.61%		-9.76%
Net assets, end of period (in thousands)	$81		$90
Ratio of expenses to average net assets	1.22	%(4)	1.18	%(4)
Ratio of net investment income to average net assets	1.22	%(4)	0.98	%(4)
Portfolio turnover rate	27%		66	%(5)

(1)Class is closed.
(2)Commencement of operations of the class.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY VALUE FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$15.97		$19.10

Income (loss) from investment operations:
Net investment income	0.11		0.20
Net realized and unrealized loss on investments	(1.80)		(1.90)

Total from investment operations	(1.69)		(1.70)

Less distributions from:
Net investment income	(0.08)		(0.19)
Capital gains	(0.00)		(1.24)

Total distributions	(0.08)		(1.43)

Net asset value, end of period	$14.20		$15.97

Total return	-10.62%		-9.63%
Net assets, end of period (in thousands)	$81		$90
Ratio of expenses to average net assets	1.10	%(2)	1.07	%(2)
Ratio of net investment income to average net assets	1.35	%(2)	1.09	%(2)
Portfolio turnover rate	27%		66	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY VALUE FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,					For the period from 12-8-03(1) to
	9-30-08		2008		2007	2006	2005	3-31-04

Net asset value, beginning of period	$15.96		$19.04		$17.18	$16.05	$14.54	$13.63

Income (loss) from investment operations:
Net investment income	0.09		0.16	(2)	0.22 (2)	0.13	0.17	0.01
Net realized and unrealized gain (loss) on investments	(1.79)		(1.85	)(2)	2.22 (2)	1.15	1.49	0.95

Total from investment operations	(1.70)		(1.69)		2.44	1.28	1.66	0.96

Less distributions from:
Net investment income	(0.06)		(0.15)		(0.17)	(0.15)	(0.15)	(0.05)
Capital gains	(0.00)		(1.24)		(0.41)	(0.00)	(0.00)	(0.00)

Total distributions	(0.06)		(1.39)		(0.58)	(0.15)	(0.15)	(0.05)

Net asset value, end of period	$14.20		$15.96		$19.04	$17.18	$16.05	$14.54

Total return	-10.67%		-9.60%		14.28%	7.99%	11.44%	7.05%
Net assets, end of period (in thousands)	$399		$419		$294	$12,286	$20,286	$22,379
Ratio of expenses to average net assets	1.36	%(3)	1.31%		1.29%	1.31%	1.34%	1.48	%(3)
Ratio of net investment income to average net assets	1.11	%(3)	0.85%		0.96%	0.89%	1.09%	0.35	%(3)
Portfolio turnover rate	27%		66%		61%	63%	81%	86	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the eight months ended March 31, 2004.

See Accompanying Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY MANAGED EUROPEAN/PACIFIC FUND

Portfolio Highlights

As a shareholder of Ivy Managed European/Pacific Fund, for every $100 you had invested on September 30, 2008, your Fund owned:

Ivy European Opportunities Fund, Class I	$60.60
Ivy Pacific Opportunities Fund, Class I	$39.32
Cash and Cash Equivalents	$0.08

The Investments of Ivy Managed European/Pacific Fund
September 30, 2008
(In Thousands) (Unaudited)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy European Opportunities Fund, Class I	1,215	$31,376
Ivy Pacific Opportunities Fund, Class I	1,595	20,355

TOTAL AFFILIATED MUTUAL FUNDS - 99.92%		$51,731
(Cost: $79,922)

SHORT-TERM SECURITIES	Principal
Repurchase Agreements
J.P. Morgan Securities, Inc., Repurchase Agreement dated 9-30-08 to be repurchased at $148,
0.050%, 10-1-08 (A)	$148	148

TOTAL SHORT-TERM SECURITIES - 0.29%		$148
(Cost: $148)

TOTAL INVESTMENT SECURITIES - 100.21%		$51,879
(Cost: $80,070)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.21%)		(109)

NET ASSETS - 100.00%		$51,770

Notes to Schedule of Investments
(A)Collateralized by $133 United States Treasury Bond, 5.250% due 11-15-28; market value and accrued interest aggregate $150.
See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities
      IVY MANAGED EUROPEAN/PACIFIC FUND
      September 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                           (Unaudited)

ASSETS
Investment securities - at value:
Investments in affiliated mutual funds (cost - $79,922)	$51,731
Repurchase agreement (cost - $148)	148

	51,879
Receivable for Fund shares sold	240
Prepaid and other assets	40

Total assets	52,159

LIABILITIES
Payable for investment securities purchased	191
Payable to Fund shareholders	160
Accrued shareholder servicing	12
Due to custodian	7
Accrued accounting services fee	2
Accrued management fee	2
Accrued distribution and service fees	––	*
Other	15

Total liabilities	389

Total net assets	$51,770

NET ASSETS
Capital paid in (shares authorized - unlimited)	$78,257
Accumulated undistributed income (loss):
Accumulated net investment loss	(224)
Accumulated undistributed net realized gain on investment transactions	1,928
Net unrealized depreciation in value of investments	(28,191)

Net assets applicable to outstanding units of capital	$51,770

Net asset value per share (net assets divided by shares outstanding):
Class A	$7.16
Class B	$7.09
Class C	$7.10
Class E	$7.17
Class I	$7.19
Class Y	$7.17
Capital shares outstanding:
Class A	6,761
Class B	152
Class C	242
Class E	21
Class I	21
Class Y	37

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

Statement of Operations
      IVY MANAGED EUROPEAN/PACIFIC FUND
      For the Six Months Ended September 30, 2008
      (In Thousands)                                                                                                               (Unaudited)

INVESTMENT LOSS
Income:
Interest and amortization	$2
Dividends from affiliated mutual funds	––

Total income	2

Expenses:
Distribution and service fees:
Class A	73
Class B	7
Class C	12
Class E	––	*
Class Y	––	*
Shareholder servicing:
Class A	34
Class B	2
Class C	2
Class E	––	*
Class I	––	*
Class Y	––	*
Registration fees	36
Investment management fee	16
Accounting services fee	13
Audit fees	10
Custodian fees	2
Legal fees	––	*
Other	19

Total expenses	226

Net investment loss	(224)

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS
Capital gains distributions from affiliated mutual funds	––
Realized net loss on investments in affiliated mutual funds	(519)

Realized net loss on investments	(519)
Unrealized depreciation in value of affiliated mutual funds during the period	(18,418)

Net loss on investments	(18,937)

Net decrease in net assets resulting from operations	$(19,161)

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY MANAGED EUROPEAN/PACIFIC FUND
      (In Thousands)                                                                                                               (Unaudited)

	For the six months ended September 30,	For the period from 4-2-07(1) through
	2008	3-31-08

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(224)	$2,037
Realized net gain (loss) on investments	(519)	2,549
Unrealized depreciation	(18,418)	(9,773)

Net decrease in net assets resulting from operations	(19,161)	(5,187)

Distributions to shareholders from:(2)
Net investment income:
Class A	(––)	(1,962)
Class B	(––)	(50)
Class C	(––)	(92)
Class E	(––)	(11)
Class I	(––)	(11)
Class Y	(––)	(13)
Realized gains on investment transactions:
Class A	(––)	(––)
Class B	(––)	(––)
Class C	(––)	(––)
Class E	(––)	(––)
Class I	(––)	(––)
Class Y	(––)	(––)

	(––)	(2,139)

Capital share transactions	12,832	65,425

Total increase (decrease)	(6,329)	58,099
NET ASSETS
Beginning of period	58,099	(––)

End of period	$51,770	$58,099

Accumulated net investment loss	$(224)	$ (–– )*

*Not shown due to rounding.
(1)Commencement of operations.
(2)See "Financial Highlights" on pages 65 - 70.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY MANAGED EUROPEAN/PACIFIC FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                               (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$9.81		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		0.47	(2)
Net realized and unrealized loss on investments	(2.62)		(0.15	)(2)

Total from investment operations	(2.65)		0.32

Less distributions from:
Net investment income	(0.00)		(0.51)
Capital gains	(0.00)		(0.00)

Total distributions	(0.00)		(0.51)

Net asset value, end of period	$7.16		$9.81

Total return(3)	-27.01%		2.67%
Net assets, end of period (in millions)	$49		$54
Ratio of expenses to average net assets including expense waiver	0.66	%(4)	0.88	%(4)
Ratio of net investment income (loss) to average net assets including expense waiver	-0.66	%(4)	6.52	%(4)
Ratio of expenses to average net assets excluding expense waiver	0.66	%(4)(5)	0.89	%(4)
Ratio of net investment income (loss) to average net assets excluding expense waiver	-0.66	%(4)(5)	6.51	%(4)
Portfolio turnover rate	1%		0	%*

*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY MANAGED EUROPEAN/PACIFIC FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$9.78		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.07)		0.44	(2)
Net realized and unrealized loss on investments	(2.62)		(0.21	)(2)

Total from investment operations	(2.69)		0.23

Less distributions from:
Net investment income	(0.00)		(0.45)
Capital gains	(0.00)		(0.00)

Total distributions	(0.00)		(0.45)

Net asset value, end of period	$7.09		$9.78

Total return	-27.51%		1.87%
Net assets, end of period (in millions)	$1		$1
Ratio of expenses to average net assets including expense waiver	1.60	%(3)	1.77	%(3)
Ratio of net investment income (loss) to average net assets including expense waiver	-1.59	%(3)	5.43	%(3)
Ratio of expenses to average net assets excluding expense waiver	1.60	%(3)(4)	1.78	%(3)
Ratio of net investment income (loss) to average net assets excluding expense waiver	-1.59	%(3)(4)	5.42	%(3)
Portfolio turnover rate	1%		0	%*

*Not shown due to rounding.
 (1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY MANAGED EUROPEAN/PACIFIC FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$9.79		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.07)		0.45	(2)
Net realized and unrealized loss on investments	(2.62)		(0.21	)(2)

Total from investment operations	(2.69)		0.24

Less distributions from:
Net investment income	(0.00)		(0.45)
Capital gains	(0.00)		(0.00)

Total distributions	(0.00)		(0.45)

Net asset value, end of period	$7.10		$9.79

Total return	-27.48%		1.90%
Net assets, end of period (in millions)	$2		$3
Ratio of expenses to average net assets including expense waiver	1.44	%(3)	1.65	%(3)
Ratio of net investment income (loss) to average net assets including expense waiver	-1.43	%(3)	6.18	%(3)
Ratio of expenses to average net assets excluding expense waiver	1.44	%(3)(4)	1.66	%(3)
Ratio of net investment income (loss) to average net assets excluding expense waiver	-1.43	%(3)(4)	6.17	%(3)
Portfolio turnover rate	1%		0	%*

*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY MANAGED EUROPEAN/PACIFIC FUND
      Class E Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the period from 4-2-07(2) through
	9-30-08		3-31-08

Net asset value, beginning of period	$9.81		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.49	(3)
Net realized and unrealized loss on investments	(2.62)		(0.16	) (3)

Total from investment operations	(2.64)		0.33

Less distributions from:
Net investment income	(0.00)		(0.52)
Capital gains	(0.00)		(0.00)

Total distributions	(0.00)		(0.52)

Net asset value, end of period	$7.17		$9.81

Total return(4)	-26.91%		2.79%
Net assets, end of period (in thousands)	$150		$206
Ratio of expenses to average net assets including expense waiver	0.50	%(5)	0.79	%(5)
Ratio of net investment income (loss) to average net assets including expense waiver	-0.50	%(5)	4.44	%(5)
Ratio of expenses to average net assets excluding expense waiver	0.50	%(5)(6)	0.80	%(5)
Ratio of net investment income (loss) to average net assets excluding expense waiver	-0.50	%(5)(6)	4.43	%(5)
Portfolio turnover rate	1%		0	%*

*Not shown due to rounding.
(1)Class is closed.
(2)Commencement of operations of the class.
(3)Based on average weekly shares outstanding.
(4)Total return calculated without taking into account the sales load deducted on an initial purchase.
(5)Annualized.
(6)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY MANAGED EUROPEAN/PACIFIC FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$9.82		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.52	(2)
Net realized and unrealized loss on investments	(2.62)		(0.16	)(2)

Total from investment operations	(2.63)		0.36

Less distributions from:
Net investment income	(0.00)		(0.54)
Capital gains	(0.00)		(0.00)

Total distributions	(0.00)		(0.54)

Net asset value, end of period	$7.19		$9.82

Total return	-26.78%		3.07%
Net assets, end of period (in thousands)	$151		$206
Ratio of expenses to average net assets including expense waiver	0.26	%(3)	0.55	%(3)
Ratio of net investment income (loss) to average net assets including expense waiver	-0.25	%(3)	4.67	%(3)
Ratio of expenses to average net assets excluding expense waiver	0.26	%(3)(4)	0.56	%(3)
Ratio of net investment income (loss) to average net assets excluding expense waiver	-0.25	%(3)(4)	4.66	%(3)
Portfolio turnover rate	1%		0	%*

*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY MANAGED EUROPEAN/PACIFIC FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$9.81		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.49	(2)
Net realized and unrealized loss on investments	(2.62)		(0.16	)(2)

Total from investment operations	(2.64)		0.33

Less distributions from:
Net investment income	(0.00)		(0.52)
Capital gains	(0.00)		(0.00)

Total distributions	(0.00)		(0.52)

Net asset value, end of period	$7.17		$9.81

Total return	-26.91%		2.77%
Net assets, end of period (in thousands)	$263		$280
Ratio of expenses to average net assets including expense waiver	0.68	%(3)	0.81	%(3)
Ratio of net investment income (loss) to average net assets including expense waiver	-0.68	%(3)	4.76	%(3)
Ratio of expenses to average net assets excluding expense waiver	0.68	%(3)(4)	0.82	%(3)
Ratio of net investment income (loss) to average net assets excluding expense waiver	-0.68	%(3)(4)	4.75	%(3)
Portfolio turnover rate	1%		0	%*

*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

SHAREHOLDER SUMMARY OF
IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND

Portfolio Highlights

As a shareholder of Ivy Managed International Opportunities Fund, for every $100 you had invested on September 30, 2008, your Fund owned:

Ivy International Balanced Fund, Class I	$43.15
Ivy International Core Equity Fund, Class I	$19.77
Ivy International Growth Fund, Class I	$14.63
Ivy European Opportunities Fund, Class I	$13.57
Ivy Pacific Opportunities Fund, Class I	$8.85
Cash and Cash Equivalents	$0.03

The Investments of Ivy Managed International Opportunities Fund
September 30, 2008
(In Thousands) (Unaudited)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy European Opportunities Fund, Class I	588	$15,193
Ivy International Balanced Fund, Class I	3,587	48,324
Ivy International Core Equity Fund, Class I	1,652	22,134
Ivy International Growth Fund, Class I	579	16,378
Ivy Pacific Opportunities Fund, Class I	777	9,909

TOTAL AFFILIATED MUTUAL FUNDS - 99.97%		$111,938
(Cost: $150,288)

SHORT-TERM SECURITIES	Principal
Repurchase Agreements
J.P. Morgan Securities, Inc., Repurchase Agreement dated 9-30-08 to be repurchased at $239,
0.050%, 10-1-08 (A)	$239	239

TOTAL SHORT-TERM SECURITIES - 0.21%		$239
(Cost: $239)

TOTAL INVESTMENT SECURITIES - 100.18%		$112,177
(Cost: $150,527)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.18%)		(203)

NET ASSETS - 100.00%		$111,974

Notes to Schedule of Investments
(A)Collateralized by $215 United States Treasury Bond, 5.250% due 11-15-28; market value and accrued interest aggregate $243.
See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities
      IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND
      September 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value:
Investments in affiliated mutual funds (cost - $150,288)	$111,938
Repurchase agreement (cost - $239)	239

	112,177
Receivables:
Fund shares sold	408
Interest	––	*
Prepaid and other assets	37

Total assets	112,622

LIABILITIES
Payable to Fund shareholders	308
Payable for investment securities purchased	288
Accrued shareholder servicing	17
Due to custodian	10
Accrued management fee	5
Accrued accounting services fee	3
Accrued distribution and service fees	1
Other	16

Total liabilities	648

Total net assets	$111,974

NET ASSETS
Capital paid in (shares authorized - unlimited)	$147,771
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	881
Accumulated undistributed net realized gain on investment transactions	1,672
Net unrealized depreciation in value of investments	(38,350)

Net assets applicable to outstanding units of capital	$111,974

Net asset value per share (net assets divided by shares outstanding):
Class A	$7.95
Class B	$7.89
Class C	$7.89
Class E	$7.96
Class I	$7.98
Class Y	$7.95
Capital shares outstanding:
Class A	13,114
Class B	430
Class C	454
Class E	21
Class I	21
Class Y	49
*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

Statement of Operations
      IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND
      For the Six Months Ended September 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT INCOME
Income:
Dividends from affiliated mutual funds	$1,134
Interest and amortization	4

Total income	1,138

Expenses:
Distribution and service fees:
Class A	143
Class B	20
Class C	21
Class E	–– *
Class Y	1
Shareholder servicing:
Class A	46
Class B	3
Class C	2
Class E	–– *
Class I	–– *
Class Y	–– *
Registration fees	38
Investment management fee	31
Accounting services fee	20
Audit fees	10
Custodian fees	2
Legal fees	1
Other	25

Total expenses	363

Net investment income	775

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS
Capital gains distributions from affiliated mutual funds	––
Realized net loss on investments in affiliated mutual funds	(500)

Realized net loss on investments	(500)
Unrealized depreciation in value of affiliated mutual funds during the period	(29,677)

Net loss on investments	(30,177)

Net decrease in net assets resulting from operations	$(29,402)

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended September 30,	For the period from 4-2-07(1) through
	2008	3-31-08

INCREASE IN NET ASSETS
Operations:
Net investment income	$775	$2,574
Realized net gain (loss) on investments	(500)	2,172
Unrealized depreciation	(29,677)	(8,673)

Net decrease in net assets resulting from operations	(29,402)	(3,927)

Distributions to shareholders from:(2)
Net investment income:
Class A	(––)	(2,299)
Class B	(––)	(67)
Class C	(––)	(75)
Class E	(––)	(7)
Class I	(––)	(7)
Class Y	(––)	(13)
Realized gains on investment transactions:
Class A	(––)	(––)
Class B	(––)	(––)
Class C	(––)	(––)
Class E	(––)	(––)
Class I	(––)	(––)
Class Y	(––)	(––)

	(––)	(2,468)

Capital share transactions	33,068	114,703

Total increase	3,666	108,308
NET ASSETS
Beginning of period	108,308	––

End of period	$111,974	$108,308

Accumulated undistributed net investment income	$881	$106

(1)Commencement of operations.
(2)See "Financial Highlights" on pages 76 - 81.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                            (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$10.06		$10.00

Income (loss) from investment operations:
Net investment income	0.05		0.35	(2)
Net realized and unrealized gain (loss) on investments	(2.16)		0.04	(2)

Total from investment operations	(2.11)		0.39

Less distributions from:
Net investment income	(0.00)		(0.33)
Capital gains	(0.00)		(0.00)

Total distributions	(0.00)		(0.33)

Net asset value, end of period	$7.95		$10.06

Total return(3)	-20.97%		3.75%
Net assets, end of period (in millions)	$104		$100
Ratio of expenses to average net assets including expense waiver	0.54	%(4)	0.67	%(4)
Ratio of net investment income to average net assets including expense waiver	1.31	%(4)	4.67	%(4)
Ratio of expenses to average net assets excluding expense waiver	0.54	%(4)(5)	0.68	%(4)
Ratio of net investment income to average net assets excluding expense waiver	1.31	%(4)(5)	4.66	%(4)
Portfolio turnover rate	7%		0%

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                            (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$10.04		$10.00

Income (loss) from investment operations:
Net investment income	0.02		0.33	(2)
Net realized and unrealized loss on investments	(2.17)		(0.02	)(2)

Total from investment operations	(2.15)		0.31

Less distributions from:
Net investment income	(0.00)		(0.27)
Capital gains	(0.00)		(0.00)

Total distributions	(0.00)		(0.27)

Net asset value, end of period	$7.89		$10.04

Total return	-21.41%		2.98%
Net assets, end of period (in millions)	$3		$4
Ratio of expenses to average net assets including expense waiver	1.36	%(3)	1.48	%(3)
Ratio of net investment income to average net assets including expense waiver	0.52	%(3)	4.05	%(3)
Ratio of expenses to average net assets excluding expense waiver	1.36	%(3)(4)	1.49	%(3)
Ratio of net investment income to average net assets excluding expense waiver	0.52	%(3)(4)	4.04	%(3)
Portfolio turnover rate	7%		0%

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                            (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$10.04		$10.00

Income (loss) from investment operations:
Net investment income	0.02		0.30	(2
Net realized and unrealized gain (loss) on investments	(2.17)		0.02	(2)

Total from investment operations	(2.15)		0.32

Less distributions from:
Net investment income	(0.00)		(0.28)
Capital gains	(0.00)		(0.00)

Total distributions	(0.00)		(0.28)

Net asset value, end of period	$7.89		$10.04

Total return	-21.41%		3.05%
Net assets, end of period (in millions)	$4		$4
Ratio of expenses to average net assets including expense waiver	1.34	%(3)	1.44	%(3)
Ratio of net investment income to average net assets including expense waiver	0.54	%(3)	3.70	%(3)
Ratio of expenses to average net assets excluding expense waiver	1.34	%(3)(4)	1.45	%(3)
Ratio of net investment income to average net assets excluding expense waiver	0.54	%(3)(4)	3.69	%(3)
Portfolio turnover rate	7%		0%

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND
      Class E Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:                           (Unaudited)

	For the six months ended		For the period from 4-2-07(2) through
	9-30-08		3-31-08

Net asset value, beginning of period	$10.06		$10.00

Income (loss) from investment operations:
Net investment income	0.07		0.38	(3)
Net realized and unrealized gain (loss) on investments	(2.17)		0.02	(3)

Total from investment operations	(2.10)		0.40

Less distributions from:
Net investment income	(0.00)		(0.34)
Capital gains	(0.00)		(0.00)

Total distributions	(0.00)		(0.34)

Net asset value, end of period	$7.96		$10.06

Total return(4)	-20.87%		3.82%
Net assets, end of period (in thousands)	$164		$208
Ratio of expenses to average net assets including expense waiver	0.44	%(5)	0.60	%(5)
Ratio of net investment income to average net assets including expense waiver	1.36	%(5)	3.57	%(5)
Ratio of expenses to average net assets excluding expense waiver	0.44	%(5)(6)	0.61	%(5)
Ratio of net investment income to average net assets excluding expense waiver	1.36	%(5)(6)	3.56	%(5)
Portfolio turnover rate	7%		0%

(1)Class is closed.
(2)Commencement of operations of the class.
(3)Based on average weekly shares outstanding.
(4)Total return calculated without taking into account the sales load deducted on an initial purchase.
(5)Annualized.
(6)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                            (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$10.07		$10.00

Income (loss) from investment operations:
Net investment income	0.08		0.41	(2)
Net realized and unrealized gain (loss) on investments	(2.17)		0.02	(2)

Total from investment operations	(2.09)		0.43

Less distributions from:
Net investment income	(0.00)		(0.36)
Capital gains	(0.00)		(0.00)

Total distributions	(0.00)		(0.36)

Net asset value, end of period	$7.98		$10.07

Total return	-20.76%		4.10%
Net assets, end of period (in thousands)	$165		$208
Ratio of expenses to average net assets including expense waiver	0.18	%(3)	0.36	%(3)
Ratio of net investment income to average net assets including expense waiver	1.63	%(3)	3.81	%(3)
Ratio of expenses to average net assets excluding expense waiver	0.18	%(3)(4)	0.37	%(3)
Ratio of net investment income to average net assets excluding expense waiver	1.63	%(3)(4)	3.80	%(3)
Portfolio turnover rate	7%		0%

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                           (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$10.06		$10.00

Income (loss) from investment operations:
Net investment income	0.06		0.37	(2)
Net realized and unrealized gain (loss) on investments	(2.17)		0.03	(2)

Total from investment operations	(2.11)		0.40

Less distributions from:
Net investment income	(0.00)		(0.34)
Capital gains	(0.00)		(0.00)

Total distributions	(0.00)		(0.34)

Net asset value, end of period	$7.95		$10.06

Total return	-20.97%		3.81%
Net assets, end of period (in thousands)	$389		$446
Ratio of expenses to average net assets including expense waiver	0.54	%(3)	0.64	%(3)
Ratio of net investment income to average net assets including expense waiver	1.28	%(3)	3.83	%(3)
Ratio of expenses to average net assets excluding expense waiver	0.54	%(3)(4)	0.65	%(3)
Ratio of net investment income to average net assets excluding expense waiver	1.28	%(3)(4)	3.82	%(3)
Portfolio turnover rate	7%		0%

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY CUNDILL GLOBAL VALUE FUND

Portfolio Highlights

On September 30, 2008, Ivy Cundill Global Value Fund had net assets totaling $442,375
(in thousands) invested in a diversified portfolio of:

70.42%	Foreign Common Stocks
23.85%	Domestic Common Stocks
5.73%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2008, your Fund was invested by country and by industry, respectively, as follows:

Country Weightings
United States	$23.85
Japan	$20.46
Italy	$11.50
South Korea	$9.66
Germany	$9.12
Canada	$8.19
Bermuda	$6.56
Cash and Cash Equivalents	$5.73
Thailand	$3.31
Other(1)	$1.62

(1)Includes $1.12 Ireland and $0.50 Cayman Islands.

Sector Weightings

Financials Stocks	$26.07
Consumer Discretionary Stocks	$18.40
Consumer Staples Stocks	$18.34
Telecommunications Stocks	$11.21
Information Technology Stocks	$9.62
Cash and Cash Equivalents	$5.73
Health Care Stocks	$5.49
Materials Stocks	$5.14

The Investments of Ivy Cundill Global Value Fund
September 30, 2008
(In Thousands) (Unaudited)

COMMON STOCKS	Shares	Value
Bermuda - 6.56%
First Pacific Company Limited (A)	33,136	$17,532
Montpelier Re Holdings Ltd.	695	11,471
		29,003
Canada - 8.19%
Fairfax Financial Holdings Limited (A)	69	22,086
Loblaw Companies Limited (A)	507	14,154
		36,240
Cayman Islands - 0.50%
Semiconductor Manufacturing International Corporation (A)(B)	72,552	2,196

Germany - 9.12%
Deutsche Telekom AG, Registered Shares (A)	1,099	16,695
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	156	23,643
		40,338
Ireland - 1.12%
Allied Irish Banks, p.l.c. (A)	393	3,210
Allied Irish Banks, p.l.c., ADR	107	1,758
		4,968
Italy - 11.50%
IFIL INVESTMENTS S.p.A. (A)	3,068	13,914
Italmobiliare S.p.A., Non-Convertible Savings Shares (A)	299	13,435
Mediaset S.p.A. (A)	2,850	18,100
Parmalat SpA (A)(B)	2,303	5,435
		50,884
Japan - 20.46%
AIFUL Corporation (A)	1,390	10,753
Asatsu-DK Inc. (A)	523	14,911
Coca-Cola West Holdings Company, Limited (A)	254	5,740
Kirin Brewery Company, Limited (A)	1,071	14,072
Mabuchi Motor Co., Ltd. (A)	200	9,094
Sega Sammy Holdings Inc. (A)(B)	510	4,613
Seven & i Holdings Co., Ltd. (A)	785	22,539
Takefuji Corporation (A)	676	8,803
		90,525
South Korea - 9.66%
Korea Tobacco & Ginseng Corporation (A)	61	4,534
Samsung Electronics Co., Ltd. (A)	48	15,157
SK Telecom Co., Ltd. (A)	109	18,718
SK Telecom Co., Ltd., ADR	229	4,307
		42,716
Thailand - 3.31%
Thai Beverage Public Company Limited (A)	93,588	14,647

United States - 23.36%
BCE Inc.	285	9,892
Dell Inc. (B)	435	7,168
DIRECTV Group, Inc. (The) (B)	701	18,339
Liberty Media Corporation, Series A Liberty Entertainment (B)	751	18,734
Louisiana-Pacific Corporation	1,000	9,300
Microsoft Corporation	334	8,903
Office Depot, Inc. (B)	1,151	6,699
Pfizer Inc.	1,318	24,304
		103,339

TOTAL COMMON STOCKS - 93.78%		$414,856
(Cost: $472,737)

INVESTMENT FUNDS
United States
Financial Select Sector SPDR Fund (The)	110	2,188

TOTAL INVESTMENT FUNDS - 0.49%		$2,188
(Cost: $2,241)

SHORT-TERM SECURITIES	Principal
Repurchase Agreements
J.P. Morgan Securities, Inc., Repurchase Agreement dated 9-30-08 to be repurchased at $4,982,
0.050%, 10-1-08 (C)	$4,982	4,982

TOTAL SHORT-TERM SECURITIES - 1.13%		$4,982
(Cost: $4,982)

TOTAL INVESTMENT SECURITIES - 95.40%		$422,026
(Cost: $479,960)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 4.60%		20,349

NET ASSETS - 100.00%		$442,375

Notes to Schedule of Investments
The following forward currency contracts were outstanding at September 30, 2008:
Type	Currency	Currency Amount Covered by Contract	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	52,577	10-10-08	$7,099	$––
Sell	Euro	9,135	1-23-09	1,116	––
Sell	Japanese Yen	8,786,494	10-10-08	4,094	––
Sell	Singapore Dollar	18,894	10-10-08	567	––
Sell	South Korean Won	49,915,388	10-10-08	9,833	––

				$22,709	$––

(A)Listed on an exchange outside the United States.
(B)No dividends were paid during the preceding 12 months.
(C)Collateralized by $4,470 United States Treasury Bond, 5.250% due 11-15-28; market value and accrued interest aggregate $5,049.
Securities with an aggregate market value of $257,741, representing 58.26% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.
The following acronym is used throughout this portfolio: ADR = American Depositary Receipts
Market Sector Diversification
(as a % of net assets)
Financials	26.07%
Consumer Discretionary	18.40%
Consumer Staples	18.34%
Telecommunication Services	11.21%
Information Technology	9.62%
Health Care	5.49%
Materials	5.14%
Other+	5.73%
+Includes cash and cash equivalents and other assets and liabilities
See Accompanying Notes to Financial Statements

Statement of Assets and Liabilities
      IVY CUNDILL GLOBAL VALUE FUND
      September 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                           (Unaudited)

ASSETS
Investment securities - at value:
Securities (cost - $474,978)	$417,044
Repurchase agreement (cost - $4,982)	4,982

422,026
Cash denominated in foreign currencies (cost - $600)	577
Unrealized appreciation on forward currency contracts	22,709
Receivables:
Investment securities sold	4,847
Dividends and interest	1,350
Fund shares sold	278
Prepaid and other assets	49

Total assets	451,836

LIABILITIES
Payable for investment securities purchased	5,584
Payable to Fund shareholders	2,201
Due to custodian	682
Accrued management fee	379
Accrued shareholder servicing	274
Accrued distribution and service fees	180
Accrued accounting services fee	8
Accrued administrative fee	4
Other	149

Total liabilities	9,461

Total net assets	$442,375

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities                                                       (Continued)
      IVY CUNDILL GLOBAL VALUE FUND
      September 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

NET ASSETS
Capital paid in (shares authorized - unlimited)	$499,095
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	1,496
Accumulated net realized loss on investment transactions	(22,963)
Net unrealized depreciation in value of investments	(35,253)

Net assets applicable to outstanding units of capital	$442,375

Net asset value per share (net assets divided by shares outstanding):
Class A	$11.57
Class B	$11.25
Class C	$11.21
Class E	$11.51
Class I	$11.72
Class Y	$11.65
Advisor Class	$11.64
Capital shares outstanding:
Class A	29,139
Class B	2,540
Class C	5,879
Class E	34
Class I	127
Class Y	585
Advisor Class	173

See Accompanying Notes to Financial Statements.

Statement of Operations
      IVY CUNDILL GLOBAL VALUE FUND
      For the Six Months Ended September 30, 2008
      (In Thousands)                                                                                                              (Unaudited)

INVESTMENT INCOME
Income:
Dividends (net of foreign withholding taxes of $1,190)	$10,290
Interest and amortization	162

Total income	10,452

Expenses:
Investment management fee	2,638
Distribution and service fees:
Class A	505
Class B	169
Class C	421
Class E	1
Class Y	9
Shareholder servicing:
Class A	772
Class B	86
Class C	133
Class E	2
Class I	1
Class Y	7
Advisor Class	–– *
Custodian fees	62
Accounting services fee	51
Administrative fee	27
Audit fees	23
Legal fees	4
Other	186

Total	5,097
Less expenses in excess of limit	(13)

Total expenses	5,084

Net investment income	5,368

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Realized net gain on securities	903
Realized net gain on forward currency contracts	1,234
Realized net loss on foreign currency transactions	(2,733)

Realized net loss on investments	(596)

Unrealized depreciation in value of securities during the period	(92,420)
Unrealized appreciation in value of forward currency contracts during the period	29,935

Unrealized depreciation in value of investments during the period	(62,485)

Net loss on investments	(63,081)

Net decrease in net assets resulting from operations	$(57,713)

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY CUNDILL GLOBAL VALUE FUND
      (In Thousands)                                                                                                               (Unaudited)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2008	2008

DECREASE IN NET ASSETS
Operations:
Net investment income	$5,368	$7,346
Realized net gain (loss) on investments	(596)	5,194
Unrealized depreciation	(62,485)	(113,157)

Net decrease in net assets resulting from operations	(57,713)	(100,617)

Distributions to shareholders from:(1)
Net investment income:
Class A	(––)	(6,280)
Class B	(––)	(120)
Class C	(––)	(749)
Class E	(––)	(3)
Class I	(––)	(29)
Class Y	(––)	(154)
Advisor Class	(––)	(46)
Class II	NA	(––)
Realized gains on investment transactions:
Class A	(––)	(45,728)
Class B	(––)	(4,026)
Class C	(––)	(12,421)
Class E	(––)	(31)
Class I	(––)	(159)
Class Y	(––)	(834)
Advisor Class	(––)	(233)
Class II	NA	(––)

	(––)	(70,813)

Capital share transactions	(90,940)	(235,499)

Total decrease	(148,653)	(406,929)
NET ASSETS
Beginning of period	591,028	997,957

End of period	$442,375	$591,028

Accumulated undistributed net investment income (loss)	$1,496	$(1,139)

(1)See "Financial Highlights" on pages 90 - 96.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,						For the fiscal period ended			For the fiscal year ended
	9-30-08		2008	2007		2006		2005	3-31-04			12-31-03

Net asset value, beginning of period	$12.97		$16.28		$15.52		$13.79		$12.57		$11.41		$8.39

Income (loss) from investment operations:
Net investment income	0.14		0.18		0.13		0.17		0.04		0.01		0.01
Net realized and unrealized gain (loss) on investments	(1.54)		(2.00)		1.49		2.21		1.25		1.15		3.05

Total from investment operations	(1.40)		(1.82)		1.62		2.38		1.29		1.16		3.06

Less distributions from:
Net investment income	(0.00)		(0.18)		(0.11)		(0.16)		(0.07)		(0.00)		(0.04)
Capital gains	(0.00)		(1.31)		(0.75)		(0.49)		(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(1.49)		(0.86)		(0.65)		(0.07)		(0.00)		(0.04)

Net asset value, end of period	$11.57		$12.97		$16.28		$15.52		$13.79		$12.57		$11.41

Total return(1)	-10.79%		-12.07%		10.71%		17.49%		10.29%		10.17%		36.43%
Net assets, end of period (in millions)	$337		$443	$688		$625		$321		$59		$30
Ratio of expenses to average net assets including expense waiver	1.76	%(2)	1.59%		1.55%		1.62%		1.74%		1.70	%(2)	2.05%
Ratio of net investment income (loss) to average net assets including expense waiver	2.16	%(2)	1.05%		0.81%		1.09%		0.08%		-0.09	%(2)	0.18%
Ratio of expenses to average net assets excluding expense waiver	1.76	%(2)(3)	1.59	%(3)	1.55	%(3)	1.62	%(3)	1.74	%(3)	1.84	%(2)	2.21%
Ratio of net investment income (loss) to average net assets excluding expense waiver	2.16	%(2)(3)	1.05	%(3)	0.81	%(3)	1.09	%(3)	0.08	%(3)	-0.23	%(2)	0.02%
Portfolio turnover rate	26%		39%		42%		4%		5%		1%		24%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,						For the fiscal period ended			For the fiscal year ended
	9-30-08		2008	2007		2006		2005	3-31-04			12-31-03

Net asset value, beginning of period	$12.68		$15.93		$15.23		$13.54		$12.38		$11.26		$8.32

Income (loss) from investment operations:
Net investment income (loss)	0.07		0.03	(1)	(0.01)		0.06		(0.01)		(0.02)		(0.06)
Net realized and unrealized gain (loss) on investments	(1.50)		(1.93	)(1)	1.46		2.14		1.17		1.14		3.00

Total from investment operations	(1.43)		(1.90)		1.45		2.20		1.16		1.12		2.94

Less distributions from:
Net investment income	(0.00)		(0.04)		(0.00)		(0.02)		(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(1.31)		(0.75)		(0.49)		(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(1.35)		(0.75)		(0.51)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$11.25		$12.68		$15.93		$15.23		$13.54		$12.38		$11.26

Total return	-11.28%		-12.83%		9.82%		16.43%		9.37%		9.95%		35.34%
Net assets, end of period (in millions)	$29		$37	$59		$57		$37		$12		$7
Ratio of expenses to average net assets including expense waiver	2.63	%(2)	2.48%		2.44%		2.51%		2.62%		2.52	%(2)	3.20%
Ratio of net investment income (loss) to average net assets including expense waiver	1.27	%(2)	0.18%		-0.07%		0.21%		-0.86%		-1.31	%(2)	-1.13%
Ratio of expenses to average net assets excluding expense waiver	2.63	%(2)(3)	2.48	%(3)	2.44	%(3)	2.51	% (3)	2.62	%(3)	2.67	%(2)	3.36%
Ratio of net investment income (loss) to average net assets excluding expense waiver	1.27	%(2)(3)	0.18	%(3)	-0.07	%(3)	0.21	%(3)	-0.86	%(3)	-1.46	%(2)	-1.29%
Portfolio turnover rate	26%		39%		42%		4%		5%		1%		24%

(1)Based on average weekly shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,						For the fiscal period ended			For the fiscal year ended
	9-30-08		2008	2007		2006		2005	3-31-04			12-31-03

Net asset value, beginning of period	$12.62		$15.88		$15.16		$13.48		$12.30		$11.19		$8.26

Income (loss) from investment operations:
Net investment income (loss)	0.09		0.05		0.03		0.08		(0.02)		(0.01)		(0.03)
Net realized and unrealized gain (loss) on investments	(1.50)		(1.92)		1.46		2.14		1.20		1.12		2.96

Total from investment operations	(1.41)		(1.87)		1.49		2.22		1.18		1.11		2.93

Less distributions from:
Net investment income	(0.00)		(0.08)		(0.02)		(0.05)		(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(1.31)		(0.75)		(0.49)		(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(1.39)		(0.77)		(0.54)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$11.21		$12.62		$15.88		$15.16		$13.48		$12.30		$11.19

Total return	-11.17%		-12.65%		10.03%		16.70%		9.59%		9.92%		35.47%
Net assets, end of period (in millions)	$66		$99	$233		$211		$96		$24		$11
Ratio of expenses to average net assets including expense waiver	2.43	%(1)	2.25%		2.21%		2.28%		2.42%		2.35	%(1)	2.93%
Ratio of net investment income (loss) to average net assets including expense waiver	1.52	%(1)	0.37%		0.15%		0.43%		-0.62%		-1.09	%(1)	-0.83%
Ratio of expenses to average net assets excluding expense waiver	2.43	%(1)(2)	2.25	%(2)	2.21	%(2)	2.28	%(2)	2.42	%(2)	2.50	%(1)	3.10%
Ratio of net investment income (loss) to average net assets excluding expense waiver	1.52	%(1)(2)	0.37	%(2)	0.15	%(2)	0.43	%(2)	-0.62	%(2)	-1.23	%(1)	-1.00%
Portfolio turnover rate	26%		39%		42%		4%		5%		1%		24%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class E Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$12.93		$16.23

Income (loss) from investment operations:
Net investment income	0.10		0.02	(2)
Net realized and unrealized loss on investments	(1.52)		(1.87	)(2)

Total from investment operations	(1.42)		(1.85)

Less distributions from:
Net investment income	(0.00)		(0.14)
Capital gains	(0.00)		(1.31)

Total distributions	(0.00)		(1.45)

Net asset value, end of period	$11.51		$12.93

Total return(3)	-10.98%		-12.31%
Net assets, end of period (in thousands)	$395		$413
Ratio of expenses to average net assets including expense waiver	2.19	%(4)	2.31	%(4)
Ratio of net investment income to average net assets including expense waiver	1.60	%(4)	0.29	%(4)
Ratio of expenses to average net assets excluding expense waiver	2.58	%(4)	2.31	%(4)(5)
Ratio of net investment income to average net assets excluding expense waiver	1.21	%(4)	0.29	%(4)(5)
Portfolio turnover rate	26%		39	%(6)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)There was no waiver of expenses during the period.
(6)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$13.11		$16.29

Income (loss) from investment operations:
Net investment income	0.17		0.24	(2)
Net realized and unrealized loss on investments	(1.56)		(1.87	)(2)

Total from investment operations	(1.39)		(1.63)

Less distributions from:
Net investment income	(0.00)		(0.24)
Capital gains	(0.00)		(1.31)

Total distributions	(0.00)		(1.55)

Net asset value, end of period	$11.72		$13.11

Total return	-10.60%		-10.93%
Net assets, end of period (in millions)	$1		$2
Ratio of expenses to average net assets	1.26	%(3)	1.21	%(3)
Ratio of net investment income to average net assets	2.62	%(3)	1.45	%(3)
Portfolio turnover rate	26%		39	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,					For the fiscal period ended	For the period from 7-24-03(1) to
	9-30-08		2008	2007		2006	2005	3-31-04	12-31-03

Net asset value, beginning of period	$13.02		$16.33		$15.56	$13.82	$12.58	$11.40		$9.84

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.25	(2)	0.19	0.19	0.07	(0.01)		0.02
Net realized and unrealized gain (loss) on investments	(1.54)		(2.01	)(2)	1.49	2.26	1.29	1.19		1.58

Total from investment operations	(1.37)		(1.76)		1.68	2.45	1.36	1.18		1.60

Less distributions from:
Net investment income	(0.00)		(0.24)		(0.16)	(0.22)	(0.12)	(0.00)		(0.04)
Capital gains	(0.00)		(1.31)		(0.75)	(0.49)	(0.00)	(0.00)		(0.00)

Total distributions	(0.00)		(1.55)		(0.91)	(0.71)	(0.12)	(0.00)		(0.04)

Net asset value, end of period	$11.65		$13.02		$16.33	$15.56	$13.82	$12.58		$11.40

Total return	-10.52%		-11.73%		11.14%	17.99%	10.90%	10.35%		16.28%
Net assets, end of period (in millions)	$7		$8	$15		$17	$10	$2	$1
Ratio of expenses to average net assets including expense waiver	1.20	%(3)	1.20%		1.20%	1.19%	1.20%	1.20	%(3)	1.76	%(3)
Ratio of net investment income (loss) to average net assets including expense waiver	2.69	%(3)	1.42%		1.18%	1.46%	0.52%	-0.32	%(3)	0.55	%(3)
Ratio of expenses to average net assets excluding expense waiver	1.52	%(3)	1.45%		1.42%	1.46%	1.56%	1.80	%(3)	2.09	%(3)
Ratio of net investment income (loss) to average net assets excluding expense waiver	2.37	%(3)	1.17%		0.96%	1.19%	0.16%	-0.92	%(3)	0.22	%(3)
Portfolio turnover rate	26%		39%		42%	4%	5%	1%		24	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the 12 months ended December 31, 2003.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY CUNDILL GLOBAL VALUE FUND
      Advisor Class Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,						For the fiscal period ended			For the fiscal year ended
	9-30-08		2008	2007		2006		2005	3-31-04			12-31-03

Net asset value, beginning of period	$13.01		$16.30		$15.54		$13.77		$12.54		$11.37		$8.34

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.25		0.21		0.22		0.04		(0.01)		(0.01)
Net realized and unrealized gain (loss) on investments	(1.54)		(1.97)		1.49		2.23		1.32		1.18		3.10

Total from investment operations	(1.37)		(1.72)		1.70		2.45		1.36		1.17		3.09

Less distributions from:
Net investment income	(0.00)		(0.26)		(0.19)		(0.19)		(0.13)		(0.00)		(0.06)
Capital gains	(0.00)		(1.31)		(0.75)		(0.49)		(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(1.57)		(0.94)		(0.68)		(0.13)		(0.00)		(0.06)

Net asset value, end of period	$11.64		$13.01		$16.30		$15.54		$13.77		$12.54		$11.37

Total return	-10.53%		-11.54%		11.33%		18.09%		10.86%		10.29%		37.11%
Net assets, end of period (in millions)	$2		$2	$3		$3		$3		$3		$3
Ratio of expenses to average net assets including expense waiver	1.12	%(2)	1.05%		1.05%		1.12%		1.23%		1.26	%(2)	2.12%
Ratio of net investment income (loss) to average net assets including expense waiver	2.74	%(2)	1.62%		1.31%		1.57%		0.41%		-0.17	%(2)	-0.07%
Ratio of expenses to average net assets excluding expense waiver	1.12	%(2)(3)	1.05	%(3)	1.05	%(3)	1.12	%(3)	1.23	%(3)	1.41	%(2)	2.28%
Ratio of net investment income (loss) to average net assets excluding expense waiver	2.74	%(2)(3)	1.62	%(3)	1.31	%(3)	1.57	%(3)	0.41	%(3)	-0.32	%(2)	-0.23%
Portfolio turnover rate	26%		39%		42%		4%		5%		1%		24%

(1)Class is closed.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY EUROPEAN OPPORTUNITIES FUND

Portfolio Highlights

On September 30, 2008, Ivy European Opportunities Fund had net assets totaling $361,282
(in thousands) invested in a diversified portfolio of:

94.31%	Foreign Common Stocks
5.69%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2008, your Fund was invested by country and by industry, respectively, as follows:

Country Weightings
United Kingdom	$28.01
France	$16.45
Germany	$12.58
Greece	$8.79
Other Europe(1)	$5.73
Cash and Cash Equivalents	$5.69
Netherlands	$5.57
Ireland	$5.09
Luxembourg	$4.22
Spain	$3.32
Bahamas/Caribbean(2)	$2.99
Other (3)	$1.56

(1)Includes $1.78 Italy, $1.86 Norway and $2.09 Switzerland.

(2)Includes $1.40 British Virgin Islands and $1.59 Cayman Islands.

(3)Includes $1.56 Cyprus.

Sector Weightings
Financials Stocks	$26.97
Consumer Discretionary Stocks	$11.57
Telecommunication Services Stocks	$11.02
Consumer Staples Stocks	$10.63
Energy Stocks	$10.59
Health Care Stocks	$8.65
Materials Stocks	$7.12
Cash and Cash Equivalents	$5.69
Industrials Stocks	$4.88
Utilities Stocks	$2.88

The Investments of Ivy European Opportunities Fund
September 30, 2008
(In Thousands) (Unaudited)

COMMON STOCKS	Shares	Value
British Virgin Islands - 1.40%
Inmarsat plc (A)	577	$5,045

Cayman Islands - 1.59%
Subsea 7 Inc. (A)(B)	425	5,747

Cyprus - 1.56%
Prosafe ASA (A)	668	3,656
Prosafe Production (A)(B)	827	1,972
		5,628
France - 16.45%
Altamir Amboise (A)	501	3,901
BNP Paribas (A)(B)	75	7,158
Carrefour S.A. (A)(B)	131	6,167
France Telecom (A)	454	12,738
Peugeot S.A. (A)	183	6,874
Sanofi-Aventis (A)	190	12,500
Societe Generale (A)	113	10,102
		59,440
Germany - 12.58%
Bayer Aktiengesellschaft (A)	137	10,068
Commerzbank Aktiengesellschaft (A)	483	7,442
Deutsche Borse AG (A)	47	4,377
Deutsche Postbank AG (A)	46	1,803
Deutsche Telekom AG, Registered Shares (A)	748	11,357
RWE Aktiengesellschaft (A)	108	10,386
		45,433
Greece - 8.79%
Alpha Bank (A)	428	9,326
Coca-Cola Hellenic Bottling Company S.A. (A)	155	3,389
National Bank of Greece S.A. (A)	301	12,177
OPAP S.A. (A)	223	6,851
		31,743
Ireland - 5.09%
CRH public limited company (A)	461	9,858
Grafton Group plc, Units (A)(B)	1,144	5,262
Paddy Power plc (A)(B)	189	3,278
		18,398
Italy - 1.78%
Eni S.p.A. (A)	138	3,651
UniCredit S.p.A. (A)	748	2,798
		6,449
Luxembourg - 4.22%
Acergy S.A. (A)(B)	500	5,055
SES GLOBAL S.A., Fiduciary Deposit Receipts (A)	493	10,203
		15,258
Netherlands - 5.57%
Akzo Nobel N.V. (A)	76	3,639
Heineken N.V. (A)	191	7,684
TNT N.V. (A)	317	8,784
		20,107
Norway - 1.86%
SeaDrill Limited (A)	325	6,724

Spain - 3.32%
Banco Bilbao Vizcaya Argentaria, S.A. (A)	503	8,134
Industria de Diseno Textil, S.A. (A)	91	3,865
		11,999
Switzerland - 2.09%
Novartis AG, Registered Shares (A)	143	7,551

United Kingdom - 28.01%
Ashtead Group plc (A)	2,963	3,566
Aurora Russia Limited (A)(B)	1,557	1,201
BP p.l.c. (A)	1,374	11,442
British Sky Broadcasting Group plc (A)	501	3,723
GlaxoSmithKline plc (A)	518	11,209
Imperial Tobacco Group PLC (A)	520	16,703
Lloyds TSB Group plc (A)	1,923	7,728
Man Group plc (A)	1,323	8,087
MAXjet Airways, Inc. (A)(B)(C)(D)	1,129	-	*
MAXjet Airways, Inc. (A)(B)(D)	150	-	*
Royal Bank of Scotland Group plc (The) (A)	4,094	13,206
tesco plc (A)	644	4,479
Vodafone Group Plc (A)	4,833	10,674
William Hill PLC (A)	1,660	7,001
Xstrata plc (A)	70	2,171
		101,190

TOTAL COMMON STOCKS - 94.31%		$340,712
(Cost: $450,978)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Kimberly-Clark Worldwide Inc.,
2.050%, 10-16-08	$4,000	3,997
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc),
2.100%, 10-9-08	4,000	3,998
Walgreen Co.,
1.000%, 10-1-08	3,063	3,063

TOTAL SHORT-TERM SECURITIES - 3.06%		$11,058
(Cost: $11,058)

TOTAL INVESTMENT SECURITIES - 97.37%		$351,770
(Cost: $462,036)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.63%		9,512

NET ASSETS - 100.00%		$361,282

Notes to Schedule of Investments
*Not shown due to rounding as amount is less than 500.
(A)Listed on an exchange outside the United States.
(B)No dividends were paid during the preceding 12 months.

(C)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2008, the total value of these securities amounted to $-* or 0.00% of net assets.

(D)Securities valued in good faith by the Valuation Committee appointed by the Board of Trustees.
Securities with an aggregate market value of $338,741, representing 93.76% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

Market Sector Diversification
(as a % of net assets)
Financials	26.97%
Consumer Discretionary	11.57%
Telecommunication Services	11.02%
Consumer Staples	10.63%
Energy	10.59%
Health Care	8.65%
Materials	7.12%
Industrials	4.88%
Utilities	2.88%
Other+	5.69%
+Includes cash and cash equivalents and other assets and liabilities
See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities
      IVY EUROPEAN OPPORTUNITIES FUND
      September 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                           (Unaudited)

ASSETS
Investment securities - at value (cost - $462,036)	$351,770
Receivables:
Investment securities sold	18,150
Dividends and interest	1,641
Fund shares sold	504
Prepaid and other assets	46

Total assets	372,111

LIABILITIES
Payable for investment securities purchased	8,619
Payable to Fund shareholders	1,098
Accrued management fee	315
Due to custodian	302
Accrued shareholder servicing	207
Accrued distribution and service fees	129
Accrued accounting services fee	8
Accrued administrative fee	3
Other	148

Total liabilities	10,829

Total net assets	$361,282

NET ASSETS
Capital paid in (shares authorized - unlimited)	$459,753
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	14,154
Accumulated net realized loss on investment transactions	(2,210)
Net unrealized depreciation in value of investments	(110,415)

Net assets applicable to outstanding units of capital	$361,282

Net asset value per share (net assets divided by shares outstanding):
Class A	$25.68
Class B	$24.57
Class C	$24.70
Class E	$25.76
Class I	$25.82
Class Y	$25.75
Advisor Class	$26.02
Capital shares outstanding:
Class A	9,992
Class B	735
Class C	1,372
Class E	3
Class I	1,876
Class Y	118
Advisor Class	45

See Accompanying Notes to Financial Statements.

Statement of Operations
      IVY EUROPEAN OPPORTUNITIES FUND
      For the Six Months Ended September 30, 2008
      (In Thousands)                                                                                                              (Unaudited)

INVESTMENT INCOME
Income:
Dividends (net of foreign withholding taxes of $1,289)	$18,604
Interest and amortization	225

Total income	18,829

Expenses:
Investment management fee	2,312
Shareholder servicing:
Class A	679
Class B	73
Class C	78
Class E	–– *
Class I	44
Class Y	4
Advisor Class	1
Distribution and service fees:
Class A	446
Class B	145
Class C	249
Class E	–– *
Class Y	5
Custodian fees	88
Accounting services fee	50
Administrative fee	25
Audit fees	23
Legal fees	3
Other	163

Total expenses	4,388

Net investment income	14,441

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS
Realized net loss on securities	(20,991)
Realized net loss on foreign currency transactions	(230)

Realized net loss on investments	(21,221)
Unrealized depreciation in value of investments during the period	(124,231)

Net loss on investments	(145,452)

Net decrease in net assets resulting from operations	$(131,011)

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY EUROPEAN OPPORTUNITIES FUND
      (In Thousands)                                                                                                               (Unaudited)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2008	2008

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$14,441	$7,608
Realized net gain (loss) on investments	(21,221)	65,885
Unrealized depreciation	(124,231)	(105,031)

Net decrease in net assets resulting from operations	(131,011)	(31,538)

Distributions to shareholders from:(1)
Net investment income:
Class A	(––)	(5,178)
Class B	(––)	(201)
Class C	(––)	(324)
Class E	(––)	(1)
Class I	(––)	(656)
Class Y	(––)	(73)
Advisor Class	(––)	(34)
Realized gains on investment transactions:
Class A	(––)	(41,414)
Class B	(––)	(5,059)
Class C	(––)	(6,646)
Class E	(––)	(10)
Class I	(––)	(3,916)
Class Y	(––)	(521)
Advisor Class	(—)	(201)

	(—)	(64,234)

Capital share transactions	(50,418)	123,754

Total increase (decrease)	(181,429)	27,982
NET ASSETS
Beginning of period	542,711	514,729

End of period	$361,282	$542,711

Accumulated undistributed net investment income (loss)	$14,154	$(57)

(1)See "Financial Highlights" on pages 105 - 111.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended		For the fiscal year ended
	9-30-08		2008	2007	2006	2005	3-31-04		12-31-03

Net asset value, beginning of period	$34.70		$40.58	$33.58	$28.31	$22.30	$19.89		$13.20

Income (loss) from investment operations:
Net investment income (loss)	1.05		0.60	0.31	0.10	(0.03)	(0.03)		0.02
Net realized and unrealized gain (loss) on investments	(10.07)		(1.98)	7.11	5.37	6.05	2.44		6.71

Total from investment operations	(9.02)		(1.38)	7.42	5.47	6.02	2.41		6.73

Less distributions from:
Net investment income	(0.00)		(0.50)	(0.42)	(0.20)	(0.01)	(0.00)		(0.04)
Capital gains	(0.00)		(4.00)	(0.00)	(0.00)	(0.00)	(0.00)		(0.00)

Total distributions	(0.00)		(4.50)	(0.42)	(0.20)	(0.01)	(0.00)		(0.04)

Net asset value, end of period	$25.68		$34.70	$40.58	$33.58	$28.31	$22.30		$19.89

Total return(1)	-26.00%		-4.52%	22.17%	19.41%	27.02%	12.12%		51.02%
Net assets, end of period (in millions)	$257		$390	$389	$235	$170	$79		$38
Ratio of expenses to average net assets	1.70	%(2)	1.58%	1.64%	1.72%	1.79%	1.72	%(2)	2.26%
Ratio of net investment income (loss) to average net assets	5.87	%(2)	1.43%	0.91%	0.35%	-0.07%	-0.61	%(2)	0.18%
Portfolio turnover rate	47%		65%	42%	62%	63%	31%		123%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended
9-30-08	2008	2007	2006	2005	3-31-04	12-31-03

Net asset value, beginning of period	$33.35	$39.14	$32.40	$27.32	$21.66	$19.36	$12.93

Income (loss) from investment operations:
Net investment income (loss)	0.85	(1)	0.27	(1)	0.09	(0.11)	(0.17)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments	(9.63	)(1)	(1.90	)(1)	6.78	5.19	5.83	2.39	6.50

Total from investment operations	(8.78)	(1.63)	6.87	5.08	5.66	2.30	6.43

Less distributions from:
Net investment income	(0.00)	(0.16)	(0.13)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(4.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(4.16)	(0.13)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$24.57	$33.35	$39.14	$32.40	$27.32	$21.66	$19.36

Total return	-26.33%	-5.27%	21.24%	18.59%	26.13%	11.88%	49.73%
Net assets, end of period (in millions)	$18	$37	$52	$44	$40	$32	$29
Ratio of expenses to average net assets	2.59	%(2)	2.35%	2.40%	2.45%	2.53%	2.58	%(2)	3.00%
Ratio of net investment income (loss) to average net assets	5.30	%(2)	0.68%	0.27%	-0.30%	-0.73%	-1.57	%(2)	-0.47%
Portfolio turnover rate	47%	65%	42%	62%	63%	31%	123%

(1)Based on average weekly shares outstanding.
(2)Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended		For the fiscal year ended
	9-30-08		2008	2007	2006	2005	3-31-04		12-31-03

Net asset value, beginning of period	$33.49		$39.28	$32.52	$27.42	$21.74	$19.43		$12.98

Income (loss) from investment operations:
Net investment income (loss)	0.94		0.32	0.12	(0.09)	(0.14)	(0.08)		(0.07)
Net realized and unrealized gain (loss) on investments	(9.73)		(1.91)	6.81	5.19	5.82	2.39		6.52

Total from investment operations	(8.79)		(1.59)	6.93	5.10	5.68	2.31		6.45

Less distributions from:
Net investment income	(0.00)		(0.20)	(0.17)	(0.00)	(0.00)	(0.00)		(0.00)
Capital gains	(0.00)		(4.00)	(0.00)	(0.00)	(0.00)	(0.00)		(0.00)

Total distributions	(0.00)		(4.20)	(0.17)	(0.00)	(0.00)	(0.00)		(0.00)

Net asset value, end of period	$24.70		$33.49	$39.28	$32.52	$27.42	$21.74		$19.43

Total return	-26.25%		-5.16%	21.33%	18.60%	26.13%	11.89%		49.69%
Net assets, end of period (in millions)	$34		$57	$65	$51	$45	$27		$23
Ratio of expenses to average net assets	2.37	%(1)	2.26%	2.32%	2.42%	2.51%	2.56	%(1)	2.98%
Ratio of net investment income (loss) to average net assets	5.26	%(1)	0.78%	0.32%	-0.29%	-0.79%	-1.54	%(1)	-0.43%
Portfolio turnover rate	47%		65%	42%	62%	63%	31%		123%

(1)Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Class E Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the period from 4-2-07(2) through
	9-30-08		3-31-08

Net asset value, beginning of period	$34.73		$40.69

Income (loss) from investment operations:
Net investment income	1.00		0.73
Net realized and unrealized loss on investments	(9.97)		(2.11)

Total from investment operations	(8.97)		(1.38)

Less distributions from:
Net investment income	(0.00)		(0.58)
Capital gains	(0.00)		(4.00)

Total distributions	(0.00)		(4.58)

Net asset value, end of period	$25.76		$34.73

Total return(3)	-25.83%		-4.52%
Net assets, end of period (in thousands)	$71		$95
Ratio of expenses to average net assets	1.32	%(4)	1.28	%(4)
Ratio of net investment income to average net assets	6.01	%(4)	1.78	%(4)
Portfolio turnover rate	47%		65	%(5)
(1)Class is closed.
(2)Commencement of operations of the class.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		03-31-08

Net asset value, beginning of period	$34.80		$40.73

Income (loss) from investment operations:
Net investment income	0.99	(2)	0.35	(2)
Net realized and unrealized loss on investments	(9.97	)(2)	(1.61	)(2)

Total from investment operations	(8.98)		(1.26)

Less distributions from:
Net investment income	(0.00)		(0.67)
Capital gains	(0.00)		(4.00)

Total distributions	(0.00)		(4.67)

Net asset value, end of period	$25.82		$34.80

Total return	-25.80%		-4.24%
Net assets, end of period (in millions)	$48		$53
Ratio of expenses to average net assets	1.18	%(3)	1.17	%(3)
Ratio of net investment income to average net assets	5.93	%(3)	1.44	%(3)
Portfolio turnover rate	47%		65	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended		For the period from 7-24-03(1) to
	9-30-08		2008	2007	2006	2005	3-31-04		12-31-03

Net asset value, beginning of period	$34.75		$40.61	$33.60	$28.33	$22.30	$19.89		$14.88

Income (loss) from investment operations:
Net investment income (loss)	1.07		0.61	0.44	0.18	0.09	(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments	(10.07)		(1.91)	7.05	5.34	6.00	2.43		5.12

Total from investment operations	(9.00)		(1.30)	7.49	5.52	6.09	2.41		5.08

Less distributions from:
Net investment income	(0.00)		(0.56)	(0.48)	(0.25)	(0.06)	(0.00)		(0.07)
Capital gains	(0.00)		(4.00)	(0.00)	(0.00)	(0.00)	(0.00)		(0.00)

Total distributions	(0.00)		(4.56)	(0.48)	(0.25)	(0.06)	(0.00)		(0.07)

Net asset value, end of period	$25.75		$34.75	$40.61	$33.60	$28.33	$22.30		$19.89

Total return	-25.90%		-4.33%	22.38%	19.60%	27.32%	12.12%		34.14%
Net assets, end of period (in millions)	$3		$4	$7	$4	$4	$4		$3
Ratio of expenses to average net assets	1.46	%(2)	1.41%	1.44%	1.55%	1.61%	1.75	%(2)	1.51	%(2)
Ratio of net investment income (loss) to average net assets	6.05	%(2)	1.60%	1.14%	0.60%	0.53%	-0.71	%(2)	-0.58	%(2)
Portfolio turnover rate	47%		65%	42%	62%	63%	31%		123	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the 12 months ended December 31, 2003.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY EUROPEAN OPPORTUNITIES FUND
      Advisor Class Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended		For the fiscal year ended
	9-30-08		2008	2007	2006	2005	3-31-04		12-31-03

Net asset value, beginning of period	$35.07		$40.96	$33.88	$28.55	$22.48	$20.03		$13.34

Income (loss) from investment operations:
Net investment income (loss)	1.38		0.92	0.94	0.35 (2)	0.21	(0.01)		0.24
Net realized and unrealized gain (loss) on investments	(10.43)		(2.13)	6.73	5.32 (2)	5.99	2.46		6.58

Total from investment operations	(9.05)		(1.21)	7.67	5.67	6.20	2.45		6.82

Less distributions from:
Net investment income	(0.00)		(0.68)	(0.59)	(0.34)	(0.13)	(0.00)		(0.13)
Capital gains	(0.00)		(4.00)	(0.00)	(0.00)	(0.00)	(0.00)		(0.00)

Total distributions	(0.00)		(4.68)	(0.59)	(0.34)	(0.13)	(0.00)		(0.13)

Net asset value, end of period	$26.02		$35.07	$40.96	$33.88	$28.55	$22.48		$20.03

Total return	-25.81%		-4.12%	22.76%	20.00%	27.64%	12.23%		51.12%
Net assets, end of period (in millions)	$1		$2	$2	$2	$4	$4		$4
Ratio of expenses to average net assets	1.24	%(3)	1.15%	1.19%	1.25%	1.36%	1.41	%(3)	1.96%
Ratio of net investment income (loss) to average net assets	6.17	%(3)	1.94%	1.60%	1.13%	0.51%	-0.41	%(3)	1.02%
Portfolio turnover rate	47%		65%	42%	62%	63%	31%		123%

(1)Class is closed.
(2)Based on average shares outstanding.
(3)Annualized.

See Accompanying Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY INTERNATIONAL BALANCED FUND

Portfolio Highlights

On September 30, 2008, Ivy International Balanced Fund had net assets totaling $298,497 (in thousands) invested in a diversified portfolio of:

65.29%	Foreign Common Stocks
33.29%	Other Government Securities
1.42%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2008, your Fund owned:

Country Weightings
Europe	$68.92
United Kingdom	$16.78
Germany	$14.92
France	$10.83
Other Europe(1)	$6.01
Switzerland	$5.70
Sweden	$4.76
Netherlands	$4.35
Poland	$3.53
Norway	$2.04
Pacific Basin	$24.57
Japan	$5.98
South Korea	$5.45
Taiwan	$4.90
Singapore	$3.20
Malaysia	$2.54
Other Pacific Basin(2)	$2.50
North America(3)	$3.52
Other(4)	$1.57
Cash and Cash Equivalents	$1.42

(1)Includes $0.76 Austria, $0.68 Belgium, $1.18 Finland, $0.37 Greece, $1.94 Italy and $1.08 Spain.

(2)Includes $1.50 Australia, $0.30 China, $0.61 Hong Kong and $0.09 New Zealand.

(3)Includes $0.51 Canada and $3.01 Mexico.

(4)Includes $1.03 Israel and $0.54 Supranational.

Sector Weightings

Other Government Securities	$33.29
Financials Stocks	$13.40
Consumer Discretionary Stocks	$12.81
Information Technology Stocks	$9.52
Telecommunication Stocks	$8.87
Industrials Stocks	$6.67
Health Care Stocks	$6.46
Energy Stocks	$4.20
Miscellaneous Stocks(1)	$3.36
Cash and Cash Equivalents	$1.42

(1)$1.95 Consumer Staples Stocks and $1.41 Materials Stocks.

Quality Weightings

On September 30, 2008, the breakdown of bonds (by ratings) held by the Fund was as follows:

Common Stocks	65.29%
Investment Grade
AAA	20.18%
AA	0.10%
A	13.01%
Cash and Cash Equivalents	1.42%

Ratings reflected in the wheel are taken from Standard & Poor's and Moody's.

The Investments of Ivy International Balanced Fund
September 30, 2008
(In Thousands) (Unaudited)

COMMON STOCKS	Shares	Value
Austria - 0.76%
Telekom Austria Aktiengesellschaft (A)	129	$2,267

Belgium - 0.68%
Belgacom SA (A)	54	2,023

Canada - 0.47%
Biovail Corporation (A)	149	1,418

China - 0.30%
China Telecom Corporation Limited (A)(B)	360	148
China Telecom Corporation Limited (A)	1,848	758
		906
Finland - 1.18%
Stora Enso Oyj, Class R (A)	105	1,025
UPM-Kymmene Corporation (A)	160	2,504
		3,529
France - 7.58%
AXA S.A. (A)	110	3,587
France Telecom (A)	221	6,191
Sanofi-Aventis (A)(C)	22	1,420
Sanofi-Aventis (A)	79	5,223
THOMSON (A)(D)	366	1,307
TOTAL S.A. (A)	53	3,191
Vivendi Universal (A)	55	1,714
		22,633
Germany - 5.32%
Bayerische Motoren Werke Aktiengesellschaft (A)	69	2,686
Deutsche Post AG (A)	70	1,474
Infineon Technologies AG (A)(D)	355	1,989
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	17	2,604
SAP Aktiengesellschaft (A)	73	3,885
Siemens AG (A)	34	3,237
		15,875
Hong Kong - 0.61%
Hutchison Whampoa Limited, Ordinary Shares (A)	239	1,836

Israel - 1.03%
Check Point Software Technologies Ltd. (D)	136	3,080

Italy - 1.94%
AUTOGRILL S.p.A. (A)	147	1,671
Eni S.p.A. (A)	84	2,223
UniCredit S.p.A. (A)	506	1,892
		5,786
Japan - 5.98%
AIFUL Corporation (A)	54	419
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	321	2,799
NGK SPARK PLUG CO., LTD. (A)	207	2,015
Olympus Corporation (A)(D)	99	2,894
Promise Co., Ltd. (A)	46	894
Sony Corporation (A)	62	1,897
Toyota Motor Corporation (A)	79	3,390
USS Co., Ltd. (A)	55	3,528
		17,836
Netherlands - 3.39%
ING Groep N.V., Certicaaten Van Aandelen (A)	228	4,886
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	40	1,098
Randstad Holding nv (A)(D)	67	1,761
Reed Elsevier NV (A)	159	2,362
		10,107
Norway - 1.64%
Aker Solutions ASA (A)	99	1,595
Norske Skogindustrier ASA (A)(D)	163	675
Telenor ASA (A)	211	2,629
		4,899
Singapore - 2.02%
DBS Group Holdings Ltd (A)	79	942
Flextronics International Ltd. (D)	418	2,964
Singapore Telecommunications Limited (A)	931	2,128
		6,034
South Korea - 1.90%
Kookmin Bank, ADR	20	902
Samsung Electronics Co., Ltd. (A)	8	3,865
Samsung Electronics Co., Ltd., GDR (B)	4	896
		5,663
Spain - 1.08%
Telefonica, S.A., ADR	45	3,199
Telefonica, S.A., Brazilian Depositary Receipts (A)	1	14
		3,213
Sweden - 2.03%
Niscayah Group AB (A)	968	1,378
Securitas AB, Class B (A)	105	1,186
Telefonaktiebolaget LM Ericsson, B Shares (A)	367	3,484
		6,048
Switzerland - 5.70%
ACE Limited	46	2,517
Adecco S.A. (A)	93	4,033
Nestle S.A., Registered Shares (A)	64	2,750
Novartis AG, Registered Shares (A)	76	4,013
Swiss Reinsurance Company, Registered Shares (A)	40	2,245
UBS AG (A)(D)	85	1,457
		17,015
Taiwan - 4.90%
Chunghwa Telecom Co., Ltd., ADR (D)	138	3,267
Compal Electronics Inc., GDR (B)(D)	135	483
Compal Electronics Inc., GDR (D)	55	198
Lite-On Technology Corporation (A)	1,734	1,515
Lite-On Technology Corporation, GDR (A)	261	2,207
Mega Financial Holding Company (A)	6,790	3,114
Taiwan Semiconductor Manufacturing Company Ltd. (A)	2,293	3,844
		14,628
United Kingdom - 16.78%
Aviva plc (A)	297	2,580
BAE Systems plc (A)	93	688
BP p.l.c. (A)	424	3,535
British Sky Broadcasting Group plc (A)	231	1,718
Compass Group PLC (A)	561	3,479
GlaxoSmithKline plc (A)	199	4,317
Group 4 Securicor plc (A)	898	3,246
HBOS plc (A)	156	355
HSBC Holdings plc (A)	191	3,084
Kingfisher plc (A)	1,775	4,230
Marks and Spencer Group plc (A)(D)	263	960
Old Mutual plc (A)	1,974	2,763
Pearson plc (A)	168	1,816
Persimmon plc (A)	601	4,373
Premier Brands Foods plc (A)	416	559
Rentokil Initial plc (A)	851	1,055
Royal Bank of Scotland Group plc (The) (A)	921	2,970
Royal Dutch Shell plc, Class B (A)	71	2,001
tesco plc (A)	158	1,098
Unilever PLC (A)	52	1,416
Vodafone Group Plc (A)	1,679	3,707
Vodafone Group Plc, ADR	7	146
		50,096

TOTAL COMMON STOCKS - 65.29%		$194,892
(Cost: $243,816)

OTHER GOVERNMENT SECURITIES	Principal
Australia - 1.50%
New South Wales Treasury Corporation,
6.000%, 5-1-12 (E)	AUD4,600	3,647
Queensland Treasury Corporation,
6.000%, 7-14-09 (E)	1,050	829
		4,476
Canada - 0.04%
Province of Ontario,
6.250%, 6-16-15 (E)	NZD189	123

France - 3.25%
French Treasury Bond (OAT),
4.250%, 10-25-17 (E)	EUR6,920	9,695

Germany - 9.60%
KfW, Frankfurt/Main, Federal Republic of Germany:
2.000%, 2-27-09 (E)	CHF3,100	2,748
3.000%, 12- 4-09 (E)	3,100	2,757
0.688%, 8-8-11 (E)(F)	JPY2,410,000	22,662
6.500%, 11-15-11 (E)	NZD739	494
		28,661
Greece - 0.37%
Hellenic Republic Government Bonds,
2.125%, 4-10-09 (E)	CHF1,250	1,106

Malaysia - 2.54%
Malaysian Government Bonds:
7.000%, 3-15-09 (E)	MYR580	171
3.756%, 4-28-11 (E)	8,550	2,472
3.461%, 7-31-13 (E)	12,435	3,515
3.814%, 2-15-17 (E)	1,955	537
4.240%, 2-7-18 (E)	3,110	881
		7,576
Mexico - 3.01%
United Mexican States Government Bonds:
8.000%, 12-19-13 (E)	MXN34,000	3,058
7.250%, 12-15-16 (E)	35,000	2,981
10.000%, 12-5-24 (E)	28,500	2,958
		8,997
Netherlands - 0.96%
Netherlands Government Bonds,
4.500%, 7-15-17 (E)	EUR2,000	2,857

New Zealand - 0.09%
New Zealand Government Bonds,
6.000%, 11-15-11 (E)	NZD410	274

Norway - 0.40%
Norway Government Bonds,
5.500%, 5-15-09 (E)	NOK6,980	1,184

Poland - 3.53%
Poland Government Bonds:
6.000%, 5-24-09 (E)	PLN9,425	3,892
6.250%, 10-24-15 (E)	3,250	1,372
5.750%, 9-23-22 (E)	12,770	5,282
		10,546
Singapore - 1.18%
Singapore Government Bonds,
4.375%, 1-15-09 (E)	SGD5,000	3,506

South Korea - 3.55%
South Korea Treasury Bonds:
4.750%, 6-10-09 (E)	KRW1,100,000	907
5.250%, 9-10-12 (E)	4,100,000	3,338
5.500%, 9-10-17 (E)	4,000,000	3,237
5.250%, 3-10-27 (E)	4,053,000	3,126
		10,608
Supranational - 0.54%
European Investment Bank:
0.685%, 9-21-11 (E)(F)	JPY110,000	1,034
6.500%, 9-10-14 (E)	NZD861	575
		1,609
Sweden - 2.73%
Sweden Government Bonds:
5.000%, 1-28-09 (E)	SEK53,050	7,676
4.000%, 12-1-09 (E)	1,970	285
Swedish Export Credit Corporation,
7.625%, 6-30-14 (E)	NZD255	179
		8,140

TOTAL OTHER GOVERNMENT SECURITIES - 33.29%		$99,358
(Cost: $102,809)

SHORT-TERM SECURITIES
Commercial Paper
Automatic Data Processing Inc.,
2.000%, 10-1-08	$1,374	1,374

TOTAL SHORT-TERM SECURITIES - 0.46%		$1,374
(Cost: $1,374)

TOTAL INVESTMENT SECURITIES - 99.04%		$295,624
(Cost: $347,999)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.96%		2,873

NET ASSETS - 100.00%		$298,497

Notes to Schedule of Investments
The following forward currency contracts were outstanding at September 30, 2008:
Type	Currency	Currency Amount Covered by Contract	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	416	9-23-09	$4	$––
Sell	Euro	926	9-30-09	35	––
Sell	Mexican Peso	105,500	2-11-09	––	121
Sell	South Korean Won	9,182,050	2-13-09	2,000	––
Sell	South Korean Won	521,950	2-25-09	115	––
Sell	South Korean Won	521,021	2-27-09	116	––
Sell	South Korean Won	518,210	3- 4-09	118	––
Sell	South Korean Won	1,100,000	3-27-09	206	––
Sell	South Korean Won	430,416	4-1-09	82	––
Sell	South Korean Won	550,000	4-6-09	106	––
Buy	Swedish Krona	124,600	11-12-08	––	899
Buy	Swedish Krona	4,000	9-23-09	––	15
Buy	Swiss Franc	7,723	2-11-09	––	65
Buy	Swiss Franc	1,136	3-27-09	––	102
Buy	Swiss Franc	445	4-1-09	––	40
Buy	Swiss Franc	571	4-6-09	––	52

				$2,782	$1,294

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers.These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2008, the total value of these securities amounted to $1,527 or 0.51% of net assets.

(C)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2008, the total value of this security amounted to $1,420 or 0.48% of net assets.

(D)No dividends were paid during the preceding 12 months.

(E)Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, CHF - Swiss Franc, EUR - Euro, JPY - Japanese Yen, KRW - South Korean Won, MXN - Mexican Peso, MYR - Malaysian Ringgit, NOK - Norwegian Krone, NZD - New Zealand Dollar, PLN - Polish Zloty, SEK - Swedish Krona and SGD - Singapore Dollar)

(F)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.
Securities with an aggregate market value of $173,602 representing 58.16% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.
The following acronyms are used throughout this portfolio: ADR = American Depositary Receipts GDR = Global Depositary Receipts

Market Sector Diversification
(as a % of net assets)
Other Government Securities	33.29%
Financials	13.40%
Consumer Discretionary	12.81%
Information Technology	9.52%
Telecommunication Services	8.87%
Industrials	6.67%
Health Care	6.46%
Energy	4.20%
Consumer Staples	1.95%
Materials	1.41%
Other+	1.42%
+Includes cash and cash equivalents and other assets and liabilities
See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities
      IVY INTERNATIONAL BALANCED FUND
      September 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                           (Unaudited)

ASSETS
Investment securities - at value (cost - $347,999)	$295,624
Unrealized appreciation on forward currency contracts	2,782
Receivables:
Dividends and interest	2,739
Fund shares sold	494
Prepaid and other assets	36

Total assets	301,675

LIABILITIES
Unrealized depreciation on forward currency contracts	1,294
Payable to Fund shareholders	893
Due to custodian	289
Payable for investment securities purchased	218
Accrued management fee	187
Accrued shareholder servicing	112
Accrued distribution and service fees	91
Accrued accounting services fee	10
Other	84

Total liabilities	3,178

Total net assets	$298,497

NET ASSETS
Capital paid in (shares authorized - unlimited)	$337,612
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	3,153
Accumulated undistributed net realized gain on investment transactions	8,784
Net unrealized depreciation in value of investments	(51,052)

Net assets applicable to outstanding units of capital	$298,497

Net asset value per share (net assets divided by shares outstanding):
Class A	$13.45
Class B	$13.41
Class C	$13.41
Class E	$13.43
Class I	$13.47
Class Y	$13.46
Capital shares outstanding:
Class A	14,986
Class B	781
Class C	2,556
Class E	68
Class I	3,647
Class Y	156

See Accompanying Notes to Financial Statements.

Statement of Operations
      IVY INTERNATIONAL BALANCED FUND
      For the Six Months Ended September 30, 2008
      (In Thousands)                                                                                                               (Unaudited)

INVESTMENT INCOME
Income:
Dividends (net of foreign withholding taxes of $792)	$5,855
Interest and amortization (net of foreign withholding taxes of $98)	2,293

Total income	8,148

Expenses:
Investment management fee	1,274
Distribution and service fees:
Class A	315
Class B	66
Class C	211
Class E	1
Class Y	4
Shareholder servicing:
Class A	348
Class B	30
Class C	50
Class E	5
Class I	39
Class Y	3
Custodian fees	74
Accounting services fee	65
Audit fees	21
Legal fees	3
Other	114

Total	2,623
Less expenses in excess of limit	(2)

Total expenses	2,621

Net investment income	5,527

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Realized net gain on securities	2,965
Realized net gain on foreign currency transactions	1,306

Realized net gain on investments	4,271

Unrealized depreciation in value of securities during the period	(69,686)
Unrealized depreciation in value of forward currency contracts during the period	(1,334)

Unrealized depreciation in value of investments during the period	(71,020)

Net loss on investments	(66,749)

Net decrease in net assets resulting from operations	$(61,222)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY INTERNATIONAL BALANCED FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2008	2008

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$5,527	$6,571
Realized net gain on investments	4,271	17,757
Unrealized depreciation	(71,020)	(18,023)

Net increase (decrease) in net assets resulting from operations	(61,222)	6,305

Distributions to shareholders from:(1)
Net investment income:
Class A	(5,167)	(8,021)
Class B	(229)	(300)
Class C	(744)	(979)
Class E	(17)	(12)
Class I	(1,154)	(888)
Class Y	(55)	(66)
Realized gains on investment transactions:
Class A	(––)	(6,161)
Class B	(––)	(324)
Class C	(––)	(1,037)
Class E	(––)	(13)
Class I	(––)	(766)
Class Y	(—)	(51)

	(7,366)	(18,618)

Capital share transactions	2,418	98,036

Total increase (decrease)	(66,170)	85,723
NET ASSETS
Beginning of period	364,667	278,944

End of period	$298,497	$364,667

Accumulated undistributed net investment income	$3,153	$3,686

(1)See "Financial Highlights" on pages 125 - 130.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL BALANCED FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,						For the fiscal period ended				For the fiscal year ended
	9-30-08		2008	2007		2006		2005	3-31-04				9-30-03

Net asset value, beginning of period	$16.36		$16.81		$15.15		$14.63		$13.07		$11.33		$8.72

Income (loss) from investment operations:
Net investment income	0.25		0.37		0.24	(1)	0.29		0.22		0.09		0.21
Net realized and unrealized gain (loss) on investments	(2.84)		0.14		2.36	(1)	1.14		1.69		1.83		2.40

Total from investment operations	(2.59)		0.51		2.60		1.43		1.91		1.92		2.61

Less distributions from:
Net investment income	(0.32)		(0.55)		(0.43)		(0.36)		(0.28)		(0.18)		(0.00)
Capital gains	(0.00)		(0.41)		(0.51)		(0.55)		(0.07)		(0.00)		(0.00)

Total distributions	(0.32)		(0.96)		(0.94)		(0.91)		(0.35)		(0.18)		(0.00)

Net asset value, end of period	$13.45		$16.36		$16.81		$15.15		$14.63		$13.07		$11.33

Total return(2)	-16.06%		2.84%		17.48%		10.14%		14.81%		17.05%		29.93%
Net assets, end of period (in millions)	$202		$260	$235		$112		$97		$60			$46
Ratio of expenses to average net assets including expense waiver	1.38	%(3)	1.33%		1.38%		1.45%		1.42%		1.54	%(3)(4)	1.67%
Ratio of net investment income to average net assets including expense waiver	3.11	%(3)	2.11%		1.52%		1.94%		1.71%		1.43	%(3)(4)	2.06%
Ratio of expenses to average net assets excluding expense waiver	1.38	%(3)(5)	1.33	%(5)	1.38	%(5)	1.45	%(5)	1.42	%(5)	1.60	%(3)(4)	1.71%
Ratio of net investment income to average net assets excluding expense waiver	3.11	%(3)(5)	2.11	%(5)	1.52	%(5)	1.94	%(5)	1.71	%(5)	1.37	%(3)(4)	2.02%
Portfolio turnover rate	9%		24%		22%		27%		16%		15%		39%

(1)Based on average weekly shares outstanding.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from October 1, 2003 up to the time of merger. Actual expenses that applied to Class A shareholders were lower than shown above.
(5)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL BALANCED FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the period from 12-8-03(1) to
	9-30-08		2008	2007	2006	2005	3-31-04

Net asset value, beginning of period	$16.31		$16.77	$15.11	$14.59	$13.04	$12.34

Income (loss) from investment operations:
Net investment income	0.14		0.20	0.07 (2)	0.08	0.03 (2)	0.19
Net realized and unrealized gain (loss) on investments	(2.79)		0.14	2.37 (2)	1.18	1.70 (2)	0.69

Total from investment operations	(2.65)		0.34	2.44	1.26	1.73	0.88

Less distributions from:
Net investment income	(0.25)		(0.39)	(0.27)	(0.19)	(0.11)	(0.18)
Capital gains	(0.00)		(0.41)	(0.51)	(0.55)	(0.07)	(0.00)

Total distributions	(0.25)		(0.80)	(0.78)	(0.74)	(0.18)	(0.18)

Net asset value, end of period	$13.41		$16.31	$16.77	$15.11	$14.59	$13.04

Total return	-16.42%		1.85%	16.38%	8.93%	13.37%	7.18%
Net assets, end of period (in thousands)	$10,478	$13,152		$12,056	$5,548	$3,049	$225
Ratio of expenses to average net assets	2.33	%(3)	2.28%	2.35%	2.59%	2.64%	3.01	%(3)
Ratio of net investment income to average net assets	2.17	%(3)	1.15%	0.46%	0.73%	0.20%	1.09	%(3)
Portfolio turnover rate	9%		24%	22%	27%	16%	15	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended March 31, 2004.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL BALANCED FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the period from 12-8-03(1) to
	9-30-08		2008	2007	2006	2005	3-31-04

Net asset value, beginning of period	$16.33		$16.78	$15.12	$14.60	$13.04	$12.34

Income (loss) from investment operations:
Net investment income	0.18		0.24	0.11 (2)	0.11	0.07 (2)	0.19
Net realized and unrealized gain (loss) on investments	(2.83)		0.15	2.37 (2)	1.19	1.69 (2)	0.69

Total from investment operations	(2.65)		0.39	2.48	1.30	1.76	0.88

Less distributions from:
Net investment income	(0.27)		(0.43)	(0.31)	(0.23)	(0.13)	(0.18)
Capital gains	(0.00)		(0.41)	(0.51)	(0.55)	(0.07)	(0.00)

Total distributions	(0.27)		(0.84)	(0.82)	(0.78)	(0.20)	(0.18)

Net asset value, end of period	$13.41		$16.33	$16.78	$15.12	$14.60	$13.04

Total return	-16.42%		2.14%	16.64%	9.21%	13.58%	7.18%
Net assets, end of period (in thousands)	$34,284	$42,246		$29,921	$9,422	$3,968	$307
Ratio of expenses to average net assets	2.09	%(3)	2.04%	2.12%	2.29%	2.44%	2.86	%(3)
Ratio of net investment income to average net assets	2.39	%(3)	1.34%	0.70%	0.98%	0.44%	1.13	%(3)
Portfolio turnover rate	9%		24%	22%	27%	16%	15	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended March 31, 2004.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL BALANCED FUND
      Class E Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$16.33		$16.85

Income (loss) from investment operations:
Net investment income	0.20	(2)	0.17	(2)
Net realized and unrealized gain (loss) on investments	(2.82	)(2)	0.18	(2)

Total from investment operations	(2.62)		0.35

Less distributions from:
Net investment income	(0.28)		(0.46)
Capital gains	(0.00)		(0.41)

Total distributions	(0.28)		(0.87)

Net asset value, end of period	$13.43		$16.33

Total return (3)	-16.25%		1.92%
Net assets, end of period (in millions)	$1		$1
Ratio of expenses to average net assets including expense waiver	1.87	%(4)	2.23	%(4)
Ratio of net investment income to average net assets including expense waiver	2.54	%(4)	1.00	%(4)
Ratio of expenses to average net assets excluding expense waiver	2.24	%(4)	2.23	%(4)(5)
Ratio of net investment income to average net assets excluding expense waiver	2.17	%(4)	1.00	%(4)(5)
Portfolio turnover rate	9%		24	%(6)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)There was no waiver of expenses during the period.
(6)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL BALANCED FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$16.38		$16.86

Income (loss) from investment operations:
Net investment income	0.26	(2)	0.30	(2)
Net realized and unrealized gain (loss) on investments	(2.82	)(2)	0.23	(2)

Total from investment operations	(2.56)		0.53

Less distributions from:
Net investment income	(0.35)		(0.60)
Capital gains	(0.00)		(0.41)

Total distributions	(0.35)		(1.01)

Net asset value, end of period	$13.47		$16.38

Total return	-15.88%		2.99%
Net assets, end of period (in millions)	$49		$45
Ratio of expenses to average net assets	0.98	%(3)	0.98	%(3)
Ratio of net investment income to average net assets	3.43	%(3)	2.14	%(3)
Portfolio turnover rate	9%		24	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL BALANCED FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the period from 12-8-03(1) to
	9-30-08		2008	2007	2006	2005	3-31-04

Net asset value, beginning of period	$16.38		$16.82	$15.15	$14.63	$13.07	$12.34

Income (loss) from investment operations:
Net investment income	0.34		0.39	0.25	(2) 0.29 (2)	0.24 (2)	0.21
Net realized and unrealized gain (loss) on investments	(2.94)		0.14	2.37 (2)	1.14 (2)	1.67 (2)	0.70

Total from investment operations	(2.60)		0.53	2.62	1.43	1.91	0.91

Less distributions from:
Net investment income	(0.32)		(0.56)	(0.44)	(0.36)	(0.28)	(0.18)
Capital gains	(0.00)		(0.41)	(0.51)	(0.55)	(0.07)	(0.00)

Total distributions	(0.32)		(0.97)	(0.95)	(0.91)	(0.35)	(0.18)

Net asset value, end of period	$13.46		$16.38	$16.82	$15.15	$14.63	$13.07

Total return	-16.07%		2.96%	17.61%	10.18%	14.84%	7.47%
Net assets, end of period (in thousands)	$2,102		$3,433	$1,665	$662	$397	$185
Ratio of expenses to average net assets	1.30	%(3)	1.26%	1.24%	1.41%	1.40%	1.79	%(3)
Ratio of net investment income to average net assets	3.39	%(3)	2.06%	1.64%	1.99%	1.72%	2.00	%(3)
Portfolio turnover rate	9%		24%	22%	27%	16%	15	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended March 31, 2004.

See Accompanying Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY INTERNATIONAL CORE EQUITY FUND

Portfolio Highlights

On September 30, 2008, Ivy International Core Equity Fund had net assets totaling $291,622
(in thousands) invested in a diversified portfolio of:

85.11%	Foreign Common Stocks
11.50%	Cash and Cash Equivalents
3.39%	Foreign Preferred Stocks

As a shareholder of the Fund, for every $100 you had invested on September 30, 2008, your Fund was invested by country and by industry, respectively, as follows:

Country Weightings
Europe	$62.34
United Kingdom	$16.31
France	$11.09
Switzerland	$9.84
Germany	$7.83
Other Europe(1)	$7.00
Norway	$5.63
Netherlands	$4.64
Pacific Basin	$22.42
Japan	$15.05
Other Pacific Basin(2)	$7.37
Cash and Cash Equivalents	$11.50
Other(3)	$3.74

(1)Includes $1.23 Finland, $1.03 Ireland, $1.19 Italy, $2.14 Spain and $1.41 Sweden.

(2)Includes $1.52 Australia, $1.11 China, $2.39 Hong Kong and $2.35 Singapore.

(3)Includes $1.22 Bahamas/Caribbean, $1.31 North America and $1.21 South America.

Sector Weightings
Consumer Staples Stocks	$16.40
Industrials Stocks	$15.60
Financials Stocks	$14.85
Cash and Cash Equivalents	$11.50
Telecommunication Services Stocks	$8.81
Energy Stocks	$7.19
Consumer Discretionary Stocks	$6.71
Materials Stocks	$5.78
Health Care Stocks	$5.74
Information Technology Stocks	$5.49
Utilities Stocks	$1.93

The Investments of Ivy International Core Equity Fund
September 30, 2008
(In Thousands) (Unaudited)

COMMON STOCKS	Shares	Value
Australia - 1.52%
Telstra Corporation Limited (A)	1,319	$4,426

Brazil - 1.21%
Petroleo Brasileiro S.A. - Petrobras, ADR	81	3,538

Canada - 1.31%
Shoppers Drug Mart Corporation (A)	79	3,819

Cayman Islands - 1.22%
Mindray Medical International Limited, ADR	106	3,562

China - 1.11%
China Construction Bank Corporation (A)(B)	4,856	3,240

Finland - 1.23%
Nokia OYJ (A)	193	3,591

France - 11.09%
ALSTOM (A)	40	3,028
AXA S.A. (A)	151	4,953
France Telecom (A)	115	3,228
Publicis Groupe S.A. (A)	123	3,878
Schneider Electric SA (A)	37	3,204
Societe Generale (A)	53	4,780
TOTAL S.A. (A)	85	5,167
Vivendi Universal (A)	131	4,107
		32,345
Germany - 4.44%
Bayer Aktiengesellschaft (A)	80	5,908
Beiersdorf Aktiengesellschaft (A)	58	3,701
Deutsche Telekom AG, Registered Shares (A)	220	3,345
		12,954
Hong Kong - 2.39%
Cheung Kong (Holdings) Limited (A)	333	3,773
CNOOC Limited (A)	2,837	3,187
		6,960
Ireland - 1.03%
Allied Irish Banks, p.l.c. (A)	368	3,004

Italy - 1.19%
UniCredit S.p.A. (A)	928	3,472

Japan - 15.05%
Central Japan Railway Company (A)	1	4,809
Chiyoda Corporation (A)	488	3,606
Japan Tobacco Inc. (A)	1	4,334
KOSE Corporation (A)	138	3,840
Mitsubishi Electric Corporation (A)	629	4,244
Mitsui & Co., Ltd. (A)	372	4,618
Nintendo Co., Ltd. (A)	15	6,320
Nissin Kogyo Co., Ltd. (A)	402	5,308
Sumitomo Corporation (A)(B)	347	3,235
Toyota Motor Corporation (A)	84	3,570
		43,884
Netherlands - 4.64%
ASML Holding N.V., Ordinary Shares (A)	174	3,048
Heineken N.V. (A)	174	6,972
ING Groep N.V., Certicaaten Van Aandelen (A)	164	3,519
		13,539
Norway - 5.63%
Aker Solutions ASA (A)	236	3,828
Cermaq ASA (A)	395	2,568
Orkla ASA (A)	516	4,750
SeaDrill Limited (A)	137	2,828
Songa Offshore ASA (A)(B)	257	2,448
		16,422
Singapore - 2.35%
DBS Group Holdings Ltd (A)	315	3,754
Singapore Telecommunications Limited (A)	1,357	3,102
		6,856
Spain - 2.14%
Telefonica, S.A. (A)	263	6,247

Sweden - 1.41%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B (A)	389	4,120

Switzerland - 9.84%
EFG International (A)(B)	112	3,221
Nestle S.A., Registered Shares (A)	234	10,096
Roche Holdings AG, Genussschein (A)	53	8,275
Syngenta AG (A)	19	4,039
TEMENOS Group AG (A)(B)	160	3,053
		28,684
United Kingdom - 16.31%
BAE Systems plc (A)(C)	100	737
BAE Systems plc (A)	940	6,926
Barclays PLC (A)	804	4,779
British American Tobacco p.l.c. (A)	119	3,881
Informa plc (A)	479	2,701
National Grid plc (A)	442	5,615
Prudential plc (A)	523	4,772
Serco Group plc (A)	525	3,427
Tanfield Group PLC (A)(B)	2,233	354
Unilever PLC (A)	228	6,194
Vodafone Group Plc (A)	2,428	5,362
Xstrata plc (A)	90	2,800
		47,548

TOTAL COMMON STOCKS - 85.11%		$248,211
(Cost: $308,622)

PREFERRED STOCKS
Germany
Fresenius AG (A)	68	4,895
Henkel AG & Co. KGaA (A)	136	4,985

TOTAL PREFERRED STOCKS - 3.39%		$9,880
(Cost: $11,254)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 6.23%
Danaher Corporation,
1.800%, 10-6-08	$2,000	1,999
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
2.190%, 10-17-08	2,000	1,998
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc),
2.100%, 10-9-08	3,000	2,999
Walgreen Co.,
1.000%, 10-1-08	6,168	6,168
Walt Disney Company (The),
2.000%, 10-22-08	5,000	4,994
		18,158
United States Government Obligations - 1.37%
United States Treasury Bills,
0.100%, 10-9-08	4,000	4,000

TOTAL SHORT-TERM SECURITIES - 7.60%		$22,158
(Cost: $22,158)

TOTAL INVESTMENT SECURITIES - 96.10%		$280,249
(Cost: $342,034)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 3.90%		11,373

NET ASSETS - 100.00%		$291,622

Notes to Schedule of Investments
The following forward currency contracts were outstanding at September 30, 2008:
Type	Currency	Currency Amount Covered by Contract	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Japanese Yen	672,500	9-25-09	$30	$-
Buy	Singapore Dollar	10,020	12-9-08	-	393

				$30	$393

(A)Listed on an exchange outside the United States.
(B)No dividends were paid during the preceding 12 months.

(C)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2008, the total value of this security amounted to 0.25% of net assets.

Securities with an aggregate market value of $247,171, representing 84.76% of net assets, have been valued in good faith by the Valuation Committee appointed by the Board of Trustees.
The following acronym is used throughout this portfolio: ADR = American Depositary Receipts

Market Sector Diversification
(as a % of net assets)
Consumer Staples	16.40%
Industrials	15.60%
Financials	14.85%
Telecommunication Services	8.81%
Energy	7.19%
Consumer Discretionary	6.71%
Materials	5.78%
Health Care	5.74%
Information Technology	5.49%
Utilities	1.93%
Other+	11.50%
+Includes cash and cash equivalents and other assets and liabilities
See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities
      IVY INTERNATIONAL CORE EQUITY FUND
      September 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $342,034)	$280,249
Receivables:
Investment securities sold	11,583
Dividends and interest	1,238
Fund shares sold	1,143
Unrealized appreciation on forward currency contracts	30
Prepaid and other assets	49

Total assets	294,292

LIABILITIES
Payable to Fund shareholders	875
Payable for investment securities purchased	561
Unrealized depreciation on forward currency contracts	393
Due to custodian	328
Accrued management fee	223
Accrued shareholder servicing	131
Accrued distribution and service fees	83
Accrued accounting services fee	6
Accrued administrative fee	3
Other	67

Total liabilities	2,670

Total net assets	$291,622

NET ASSETS
Capital paid in (shares authorized - unlimited)	$359,212
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	3,911
Accumulated net realized loss on investment transactions	(9,283)
Net unrealized depreciation in value of investments	(62,218)

Net assets applicable to outstanding units of capital	$291,622

Net asset value per share (net assets divided by shares outstanding):
Class A	$13.30
Class B	$12.18
Class C	$12.18
Class E	$13.22
Class I	$13.40
Class Y	$13.38
Capital shares outstanding:
Class A	15,292
Class B	1,039
Class C	3,294
Class E	78
Class I	1,722
Class Y	844

See Accompanying Notes to Financial Statements.

Statement of Operations
      IVY INTERNATIONAL CORE EQUITY FUND
      For the Six Months Ended September 30, 2008
      (In Thousands)                                                                                                              (Unaudited)

INVESTMENT INCOME
Income:
Dividends (net of foreign withholding taxes of $578)	$5,965
Interest and amortization	286

Total income	6,251

Expenses:
Investment management fee	1,458
Distribution and service fees:
Class A	299
Class B	79
Class C	240
Class E	2
Class Y	15
Shareholder servicing:
Class A	380
Class B	34
Class C	62
Class E	7
Class I	20
Class Y	9
Accounting services fee	39
Custodian fees	37
Audit fees	19
Administrative fee	17
Legal fees	3
Other	108

Total expenses	2,828
Less expenses in excess of limit	(2)

Total expenses	2,826

Net investment income	3,425

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Realized net loss on securities	(16,362)
Realized net gain on forward currency contracts	57
Realized net loss on foreign currency transactions	(39)

Realized net loss on investments	(16,344)

Unrealized depreciation in value of securities during the period	(70,439)
Unrealized depreciation in value of forward currency contracts during the period	(700)

Unrealized depreciation in value of investments during the period	(71,139)

Net loss on investments	(87,483)

Net decrease in net assets resulting from operations	$(84,058)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY INTERNATIONAL CORE EQUITY FUND
      (In Thousands)                                                                                                               (Unaudited)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2008	2008

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,425	$1,391
Realized net gain (loss) on investments	(16,344)	19,374
Unrealized depreciation	(71,139)	(12,793)

Net increase (decrease) in net assets resulting from operations	(84,058)	7,972

Distributions to shareholders from:(1)
Net investment income:
Class A	(––)	(976)
Class B	(––)	(––)
Class C	(––)	(––)
Class E	(––)	(1)
Class I	(––)	(142)
Class Y	(––)	(36)
Advisor Class	(––)	(–– )*
Realized gains on investment transactions:
Class A	(––)	(16,690)
Class B	(––)	(1,367)
Class C	(––)	(3,600)
Class E	(––)	(71)
Class I	(––)	(1,288)
Class Y	(––)	(471)
Advisor Class	(––)	(–– )*

	(––)	(24,642)

Capital share transactions	58,521	118,394

Total increase (decrease)	(25,537)	101,724
NET ASSETS
Beginning of period	317,159	215,435

End of period	$291,622	$317,159

Accumulated undistributed net investment income	$3,911	$525

*Not shown due to rounding.

(1)See "Financial Highlights" on pages 141 - 146.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL CORE EQUITY FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                               (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended		For the fiscal year ended
	9-30-08		2008	2007	2006	2005	3-31-04		12-31-03

Net asset value, beginning of period	$17.11		$17.63	$15.73	$11.61	$10.14	$9.73		$7.65

Income (loss) from investment operations:
Net investment income (loss)	0.15		0.10	0.10 (1)	(0.06)	(0.02)	(0.01)		(0.02)
Net realized and unrealized gain (loss) on investments	(3.96)		0.98	2.59 (1)	4.18	1.49	0.42		2.10

Total from investment operations	(3.81)		1.08	2.69	4.12	1.47	0.41		2.08

Less distributions from:
Net investment income	(0.00)		(0.09)	(0.06)	(0.00)	(0.00)	(0.00)		(0.00)
Capital gains	(0.00)		(1.51)	(0.73)	(0.00)	(0.00)	(0.00)		(0.00)

Total distributions	(0.00)		(1.60)	(0.79)	(0.00)	(0.00)	(0.00)		(0.00)

Net asset value, end of period	$13.30		$17.11	$17.63	$15.73	$11.61	$10.14		$9.73

Total return(2)	-22.27%		5.39%	17.35%	35.49%	14.50%	4.21%		27.19%
Net assets, end of period (in millions)	$204		$222	$161	$67	$17	$10		$9
Ratio of expenses to average net assets	1.56	%(3)	1.53%	1.56%	1.82%	1.99%	2.16	%(3)	2.28%
Ratio of net investment income (loss) to average net assets	2.09	%(3)	0.65%	0.63%	0.14%	0.09%	-0.41	%(3)	-0.19%
Portfolio turnover rate	44%		101%	108%	90%	106%	23%		148%

(1)Based on average weekly shares outstanding.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL CORE EQUITY FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,					For the fiscal period ended		For the fiscal year ended
	9-30-08		2008	2007	2006		2005	3-31-04		12-31-03

Net asset value, beginning of period	$15.74		$16.31	$14.67		$10.91	$9.60	$9.24		$7.32

Income (loss) from investment operations:
Net investment income (loss)	0.10		(0.02)	(0.00	)(1)	(0.12)	(0.08)	(0.03)		(0.08)
Net realized and unrealized gain (loss) on investments	(3.66)		0.88	2.37	(1)	3.88	1.39	0.39		2.00

Total from investment operations	(3.56)		0.86	2.37		3.76	1.31	0.36		1.92

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)
Capital gains	(0.00)		(1.43)	(0.73)		(0.00)	(0.00)	(0.00)		(0.00)

Total distributions	(0.00)		(1.43)	(0.73)		(0.00)	(0.00)	(0.00)		(0.00)

Net asset value, end of period	$12.18		$15.74	$16.31		$14.67	$10.91	$9.60		$9.24

Total return	-22.62%		4.56%	16.39%		34.46%	13.65%	3.90%		26.23%
Net assets, end of period (in millions)	$13		$16	$17	$15		$20	$24		$25
Ratio of expenses to average net assets	2.43	%(2)	2.35%	2.35%		2.62%	2.76%	2.91	%(2)	2.95%
Ratio of net investment income (loss) to average net assets	1.25	%(2)	-0.09%	-0.03%		-0.41%	-0.58%	-1.20	%(2)	-0.82%
Portfolio turnover rate	44%		101%	108%		90%	106%	23%		148%

(1)Based on average weekly shares outstanding.
(2)Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL CORE EQUITY FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                               (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended
9-30-08	2008	2007	2006	2005	3-31-04	12-31-03

Net asset value, beginning of period	$15.72	$16.30	$14.65	$10.90	$9.59	$9.23	$7.32

Income (loss) from investment operations:
Net investment income (loss)	0.11	(0.00	)(1)	(0.01	)(1)	(0.02)	(0.07)	(0.03)	(0.08)
Net realized and unrealized gain (loss) on investments	(3.65)	0.88	(1)	2.39	(1)	3.77	1.38	0.39	1.99

Total from investment operations	(3.54)	0.88	2.38	3.75	1.31	0.36	1.91

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(1.46)	(0.73)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(1.46)	(0.73)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$12.18	$15.72	$16.30	$14.65	$10.90	$9.59	$9.23

Total return	-22.52%	4.68%	16.48%	34.40%	13.66%	3.90%	26.09%
Net assets, end of period (in millions)	$40	$45	$34	$15	$7	$8	$8
Ratio of expenses to average net assets	2.23	%(2)	2.20%	2.29%	2.58%	2.79%	3.01	%(2)	3.01%
Ratio of net investment income (loss) to average net assets	1.44	%(2)	-0.02%	-0.08%	-0.50%	-0.63%	-1.30	%(2)	-0.82%
Portfolio turnover rate	44%	101%	108%	90%	106%	23%	148%

(1)Based on average weekly shares outstanding.
(2)Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL CORE EQUITY FUND
      Class E Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$17.05		$17.63

Income (loss) from investment operations:
Net investment income (loss)	0.13		(0.02)
Net realized and unrealized gain (loss) on investments	(3.96)		0.98

Total from investment operations	(3.83)		0.96

Less distributions from:
Net investment income	(0.00)		(0.03)
Capital gains	(0.00)		(1.51)

Total distributions	(0.00)		(1.54)

Net asset value, end of period	$13.22		$17.05

Total return(2)	-22.46%		4.70%
Net assets, end of period (in millions)	$1		$1
Ratio of expenses to average net assets including expense waiver	2.11	%(3)	2.38	%(3)
Ratio of net investment income (loss) to average net assets including expense waiver	1.58	%(3)	-0.51	%(3)
Ratio of expenses to average net assets excluding expense waiver	2.47	%(3)	2.38	%(3)(4)
Ratio of net investment income (loss) to average net assets excluding expense waiver	1.22	%(3)	-0.51	%(3)(4)
Portfolio turnover rate	44%		101	%(5)

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)There was no waiver of expenses during the period
(5)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL CORE EQUITY FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$17.20		$17.71

Income (loss) from investment operations:
Net investment income	0.20		0.16
Net realized and unrealized gain (loss) on investments	(4.00)		1.01

Total from investment operations	(3.80)		1.17

Less distributions from:
Net investment income	(0.00)		(0.17)
Capital gains	(0.00)		(1.51)

Total distributions	(0.00)		(1.68)

Net asset value, end of period	$13.40		$17.20

Total return	-22.09%		5.83%
Net assets, end of period (in millions)	$23		$23
Ratio of expenses to average net assets	1.12	%(2)	1.13	%(2)
Ratio of net investment income to average net assets	2.52	%(2)	0.69	%(2)
Portfolio turnover rate	44%		101	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL CORE EQUITY FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended		For the period from 7-24-03(1) to
	9-30-08		2008	2007	2006	2005	3-31-04		12-31-03

Net asset value, beginning of period	$17.19		$17.70	$15.79	$11.64	$10.15	$9.74		$8.16

Income (loss) from investment operations:
Net investment income (loss)	0.15		0.15 (2)	0.12 (2)	(0.06)	(0.01)	(0.01)		(0.01)
Net realized and unrealized gain (loss) on investments	(3.96)		0.97 (2)	2.59 (2)	4.21	1.50	0.42		1.59

Total from investment operations	(3.81)		1.12	2.71	4.15	1.49	0.41		1.58

Less distributions from:
Net investment income	(0.00)		(0.12)	(0.07)	(0.00)	(0.00)	(0.00)		(0.00)
Capital gains	(0.00)		(1.51)	(0.73)	(0.00)	(0.00)	(0.00)		(0.00)

Total distributions	(0.00)		(1.63)	(0.80)	(0.00)	(0.00)	(0.00)		(0.00)

Net asset value, end of period	$13.38		$17.19	$17.70	$15.79	$11.64	$10.15		$9.74

Total return	-22.17%		5.50%	17.47%	35.65%	14.68%	4.21%		19.36%
Net assets, end of period (in thousands)	$11,295	$10,233		$3,848	$1,025	$294	$145		$125
Ratio of expenses to average net assets	1.36	%(3)	1.39%	1.45%	1.72%	1.82%	2.08	%(3)	1.47	%(3)
Ratio of net investment income (loss) to average net assets	2.23	%(3)	0.77%	0.76%	0.13%	0.29%	-0.31	%(3)	-0.38	%(3)
Portfolio turnover rate	44%		101%	108%	90%	106%	23%		148	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the 12 months ended December 31, 2003.

See Accompanying Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY INTERNATIONAL GROWTH FUND

Portfolio Highlights

On September 30, 2008, Ivy International Growth Fund had net assets totaling $190,943
(in thousands) invested in a diversified portfolio of:

90.00%	Foreign Common and Preferred Stocks
8.49%	Cash and Cash Equivalents
1.51%	Domestic Common Stocks

As a shareholder of the Fund, for every $100 you had invested on September 30, 2008, your Fund was invested by country and by industry, respectively, as follows:

Country Weightings
Europe	$70.15
United Kingdom	$16.26
Germany	$16.24
Other Europe(1)	$12.48
Switzerland	$11.39
France	$10.05
Italy	$3.73
Pacific Basin	$15.55
Japan	$12.15
Other Pacific Basin(2)	$3.40
Cash and Cash Equivalents	$8.49
North America(3)	$4.00
Other(4)	$1.81

(1)Includes $1.06 Denmark, $1.98 Finland, $2.73 Greece, $1.36 Netherlands, $1.86 Norway, $2.02 Spain and $1.47 Sweden.

(2)Includes $2.16 Australia, $0.89 Hong Kong and $0.35 India.

(3)Includes $2.49 Canada and $1.51 United States.

(4)Includes $1.81 South America.

Sector Weightings
Consumer Staples Stocks	$17.18
Industrials Stocks	$14.87
Materials Stocks	$12.55
Financials Stocks	$10.61
Cash and Cash Equivalents	$8.49
Information Technology Stocks	$7.29
Utilities Stocks	$6.38
Consumer Discretionary Stocks	$6.08
Health Care Stocks	$5.87
Telecommunications Stocks	$5.65
Energy Stocks	$5.03

The Investments of Ivy International Growth Fund
September 30, 2008
(In Thousands) (Unaudited)

COMMON STOCKS	Shares	Value

Australia - 2.16%
Boart Longyear Limited (A)(B)	1,120	$1,010
Novogen LTD (B)(C)	475	432
Telstra Corporation Limited (B)	800	2,684
		4,126
Brazil - 1.81%
Companhia Vale do Rio Doce, ADR	66	1,264
Petroleo Brasileiro S.A. - Petrobras, ADR	50	2,197
		3,461
Canada - 2.49%
Shoppers Drug Mart Corporation (A)(B)	48	2,338
Shoppers Drug Mart Corporation (B)	50	2,412
		4,750
Denmark - 1.06%
Carlsberg Group (B)(C)	27	2,020

Finland - 1.98%
Fortum Oyj (B)	85	2,852
Nokia OYJ (B)	50	933
		3,785
France - 10.05%
ALSTOM (B)	14	1,063
AXA S.A. (B)	80	2,619
Carrefour S.A. (B)(C)	21	967
EDF SA (B)(C)	24	1,735
Lafarge (B)	9	947
LVMH Moet Hennessy - Louis Vuitton (B)	10	878
Pinault-Printemps-Redoute SA (B)(C)	20	1,745
Societe Generale (B)	13	1,123
TOTAL S.A. (B)	65	3,949
VINCI (B)	89	4,171
		19,197
Germany - 13.96%
Allianz Aktiengesellschaft, Registered Shares (B)(C)	14	1,860
BASF Aktiengesellschaft (B)(C)	19	935
Bayer Aktiengesellschaft (B)	97	7,117
Beiersdorf Aktiengesellschaft (B)	19	1,225
Deutsche Bank AG (B)(C)	25	1,815
E.ON AG (B)	87	4,419
elexis AG (B)	40	749
K+S Aktiengesellschaft (B)	20	1,424
Linde Aktiengesellschaft (B)	10	1,039
Siemens AG (B)	36	3,377
Vossloh AG (B)	26	2,692
		26,652
Greece - 2.73%
Bank of Cyprus Limited (B)	176	1,398
Hellenic Exchanges Holding S.A. (B)	150	1,756
National Bank of Greece S.A. (B)	51	2,065
		5,219
Hong Kong - 0.89%
Cheung Kong (Holdings) Limited (B)	60	680
China South Locomotive & Rolling Stock Corporation Limited, H Shares (B)(C)(D)	2,700	1,026
		1,706
India - 0.35%
ICICI Bank Limited, ADR	28	659

Italy - 3.73%
Banca Intesa S.p.A. (B)	320	1,760
DiaSorin S.p.A. (A)(B)	40	782
Prysmian SpA (A)(B)	29	561
Saipem S.p.A. (B)	89	2,663
UniCredit S.p.A. (B)	363	1,357
		7,123
Japan - 12.15%
Canon Inc. (B)	31	1,175
Central Japan Railway Company (B)	-*	2,169
East Japan Railway Company (B)	-*	2,461
Japan Tobacco Inc. (B)	1	3,392
Mitsubishi Electric Corporation (B)	360	2,429
Nintendo Co., Ltd. (B)	10	4,327
Shin-Etsu Chemical Co., Ltd. (B)	42	1,997
Toyota Motor Corporation (B)	65	2,779
YAMADA-DENKI Co., Ltd. (B)(C)	33	2,463
		23,192
Netherlands - 1.36%
Heineken N.V. (B)	65	2,591

Norway - 1.86%
Orkla ASA (B)	300	2,761
SeaDrill Limited (B)	38	787
		3,548
Spain - 2.02%
Telefonica, S.A. (B)	162	3,852

Sweden - 1.47%
Atlas Copco AB, Class A (B)	93	1,056
H & M Hennes & Mauritz AB (B)	43	1,757
		2,813
Switzerland - 11.39%
Nestle S.A., Registered Shares (B)	210	9,076
Roche Holdings AG, Genussschein (B)	36	5,636
Syngenta AG (B)	13	2,741
TEMENOS Group AG (B)(C)	130	2,478
Zurich Financial Services, Registered Shares (B)	7	1,814
		21,745
United Kingdom - 16.26%
Anglo American plc (B)	49	1,638
BAE Systems plc (B)	451	3,325
Barclays PLC (B)	230	1,367
BHP Billiton Plc (B)(C)	80	1,812
British American Tobacco p.l.c. (B)	162	5,302
IG Group Holdings plc (A)(B)	272	1,546
Informa plc (B)	355	2,002
National Grid plc (B)	250	3,173
Reckitt Benckiser Group plc (B)	72	3,467
Serco Group plc (B)	150	978
Tanfield Group PLC (B)(C)	1,000	159
Vodafone Group Plc (B)	1,930	4,262
Xstrata plc (B)	65	2,026
		31,057
United States - 1.51%
Research In Motion Limited (C)	42	2,880

TOTAL COMMON STOCKS - 89.23%		$170,376
(Cost: $191,227)

PREFERRED STOCKS
Germany
Fresenius AG (B)	60	$4,350

TOTAL PREFERRED STOCKS - 2.28%		$4,350
(Cost: $3,508)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 4.07%
Avon Capital Corp. (Avon Products, Inc.),
2.200%, 10-3-08	$5,000	5,000
Walgreen Co.,
1.000%, 10-1-08	2,760	2,760
		7,760
United States Government Obligations - 2.09%
United States Treasury Bills,
0.300%, 10-23-08	4,000	3,999

TOTAL SHORT-TERM SECURITIES - 6.16%		$11,759
(Cost: $11,759)

TOTAL INVESTMENT SECURITIES - 97.67%		$186,485
(Cost: $206,494)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.33%		4,458

NET ASSETS - 100.00%		$190,943

Notes to Schedule of Investments
*Not shown due to rounding as amount is less than 500.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2008, the total value of these securities amounted to $6,237 or 3.27% of net assets.

(B)Listed on an exchange outside the United States.
(C)No dividends were paid during the preceding 12 months.

(D)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2008, the total value of this security amounted to 0.54% of net assets.

Securities with an aggregate market value of $161,950, representing 84.82% of net assets, have been valued in good faith by the Valuation Committee appointed by the Board of Trustees.
The following acronym is used throughout this portfolio: ADR = American Depositary Receipts

Market Sector Diversification
(as a % of net assets)
Consumer Staples	17.18%
Industrials	14.87%
Materials	12.55%
Financials	10.61%
Information Technology	7.29%
Utilities	6.38%
Consumer Discretionary	6.08%
Health Care	5.87%
Telecommunication Services	5.65%
Energy	5.03%
Other+	8.49%
+Includes cash and cash equivalents and other assets and liabilities
See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities
      IVY INTERNATIONAL GROWTH FUND
      September 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $206,494)	$186,485
Receivables:
Investment securities sold	4,446
Dividends and interest	904
Fund shares sold	145
Prepaid and other assets	39

Total assets	192,019

LIABILITIES
Payable to Fund shareholders	515
Accrued management fee	145
Due to custodian	130
Accrued shareholder servicing	87
Accrued distribution and service fees	85
Accrued accounting services fee	6
Accrued administrative fee	2
Other	106

Total liabilities	1,076

Total net assets	$190,943

NET ASSETS
Capital paid in (shares authorized - unlimited)	$450,735
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	1,608
Accumulated net realized loss on investment transactions	(241,408)
Net unrealized depreciation in value of investments	(19,992)

Net assets applicable to outstanding units of capital	$190,943

Net asset value per share (net assets divided by shares outstanding):
Class A	$28.02
Class B	$25.38
Class C	$25.34
Class E	$28.05
Class I	$28.29
Class Y	$28.02
Capital shares outstanding:
Class A	4,429
Class B	260
Class C	1,484
Class E	3
Class I	699
Class Y	100

See Accompanying Notes to Financial Statements.

Statement of Operations
      IVY INTERNATIONAL GROWTH FUND
      For the Six Months Ended September 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT INCOME
Income:
Dividends (net of foreign withholding taxes of $367)	$3,634
Interest and amortization	190

Total income	3,824

Expenses:
Investment management fee	1,031
Distribution and service fees:
Class A	168
Class B	46
Class C	248
Class E	–– *
Class Y	4
Shareholder servicing:
Class A	196
Class B	21
Class C	98
Class E	–– *
Class I	17
Class Y	3
Custodian fees	101
Accounting services fee	35
Audit fees	19
Administrative fee	12
Legal fees	1
Other	86

Total	2,086
Less expenses in excess of limit	(–– )*

Total expenses	2,086

Net investment income	1,738

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Realized net gain on securities	3,213
Realized net gain on forward currency contracts	53
Realized net loss on foreign currency transactions	(143)

Realized net gain on investments	3,123
Unrealized depreciation in value of investments during the period	(62,011)

Net loss on investments	(58,888)

Net decrease in net assets resulting from operations	$(57,150)

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY INTERNATIONAL GROWTH FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2008	2008

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,738	$188
Realized net gain on investments	3,123	26,773
Unrealized depreciation	(62,011)	(16,069)

Net increase (decrease) in net assets resulting from operations	(57,150)	10,892

Distributions to shareholders from:(1)
Net investment income:
Class A	(––)	(320)
Class B	(––)	(––)
Class C	(––)	(––)
Class E	(––)	(–– )*
Class I	(––)	(76)
Class Y	(––)	(5)
Advisor Class	NA	(––)
Class II	NA	(1)
Realized gains on investment transactions:
Class A	(––)	(––)
Class B	(––)	(––)
Class C	(––)	(––)
Class E	(––)	(––)
Class I	(––)	(––)
Class Y	(––)	(––)
Advisor Class	NA	(––)
Class II	NA	(––)

	(––)	(402)

Capital share transactions	(2,189)	1,559

Total increase (decrease)	(59,339)	12,049
NET ASSETS
Beginning of period	250,282	238,233

End of period	$190,943	$250,282

Accumulated undistributed net investment income	$1,608	$13

*Not shown due to rounding.

(1)See "Financial Highlights" on pages 157 - 162.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL GROWTH FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                       (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended	For the fiscal year ended
	9-30-08		2008	2007	2006	2005	3-31-04	12-31-03

Net asset value, beginning of period	$36.27		$34.60	$29.74	$22.86	$21.34	$20.64		$16.35

Income (loss) from investment operations:
Net investment income (loss)	0.29	(1)	0.15	0.19	0.08	(0.02)	(0.01)		(0.02)
Net realized and unrealized gain (loss) on investments	(8.54	)(1)	1.59	4.72	6.97	1.54	0.71		4.31

Total from investment operations	(8.25)		1.74	4.91	7.05	1.52	0.70		4.29

Less distributions from:
Net investment income	(0.00)		(0.07)	(0.05)	(0.17)	(0.00)	(0.00)		(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)		(0.00)

Total distributions	(0.00)		(0.07)	(0.05)	(0.17)	(0.00)	(0.00)		(0.00)

Net asset value, end of period	$28.02		$36.27	$34.60	$29.74	$22.86	$21.34		$20.64

Total return(2)	-22.75%		5.01%	16.51%	30.92%	7.12%	3.39%		26.24%
Net assets, end of period (in millions)	$124		$163	$165	$156	$122	$125	$124
Ratio of expenses to average net assets	1.52	%(3)	1.42%	1.46%	1.59%	1.61%	1.69	%(3)	1.81%
Ratio of net investment income (loss) to average net assets	1.64	%(3)	0.35%	0.55%	0.25%	-0.15%	-0.26	%(3)	-0.07%
Portfolio turnover rate	48%		103%	97%	75%	76%	27%		136%

(1)Based on average weekly shares outstanding.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL GROWTH FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                       (Unaudited)

	For the six months ended		For the fiscal year ended March 31,						For the fiscal period ended			For the fiscal year ended
	9-30-08		2008	2007		2006		2005	3-31-04			12-31-03

Net asset value, beginning of period	$33.04		$31.79		$27.58		$21.30		$20.12		$19.52		$15.62

Income (loss) from investment operations:
Net investment income (loss)	0.10	(1)	(0.23	)(1)	(0.15	)(1)	(0.17	)(1)	(0.22	)(1)	(0.07)		(0.23)
Net realized and unrealized gain (loss) on investments	(7.76	)(1)	1.48	(1)	4.36	(1)	6.45	(1)	1.40	(1)	0.67		4.13

Total from investment operations	(7.66)		1.25		4.21		6.28		1.18		0.60		3.90

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$25.38		$33.04		$31.79		$27.58		$21.30		$20.12		$19.52

Total return	-23.19%		3.96%		15.23%		29.48%		5.87%		3.08%		24.97%
Net assets, end of period (in millions)	$6		$10		$11		$13		$17		$49		$55
Ratio of expenses to average net assets	2.55	%(2)	2.45%		2.55%		2.74%		2.75%		2.75	%(2)	2.84%
Ratio of net investment income (loss) to average net assets	0.65	%(2)	-0.67%		-0.53%		-0.72%		-1.09%		-1.35	%(2)	-1.06%
Portfolio turnover rate	48%		103%		97%		75%		76%		27%		136%

(1)Based on average weekly shares outstanding.
(2)Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL GROWTH FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                       (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended		For the fiscal year ended
	9-30-08		2008	2007	2006	2005	3-31-04		12-31-03

Net asset value, beginning of period	$32.97		$31.71	$27.52	$21.20		$20.00	$19.39		$15.52

Income (loss) from investment operations:
Net investment income (loss)	0.12	(1)	(0.25)	(0.15)	(0.09	)(1)	(0.32)	(0.07)		(0.20)
Net realized and unrealized gain (loss) on investments	(7.75	)(1)	1.51	4.34	6.41	(1)	1.52	0.68		4.07

Total from investment operations	(7.63)		1.26	4.19	6.32		1.20	0.61		3.87

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)	(0.00)		(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)	(0.00)		(0.00)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)	(0.00)		(0.00)

Net asset value, end of period	$25.34		$32.97	$31.71	$27.52		$21.20	$20.00		$19.39

Total return	-23.14%		3.97%	15.23%	29.81%		6.00%	3.15%		24.94%
Net assets, end of period (in millions)	$38		$53	$57	$56		$9	$11		$12
Ratio of expenses to average net assets	2.47	%(2)	2.42%	2.54%	2.43%		2.64%	2.67	%(2)	2.80%
Ratio of net investment income (loss) to average net assets	0.72	%(2)	-0.65%	-0.53%	-0.39%		-1.14%	-1.25	%(2)	-0.94%
Portfolio turnover rate	48%		103%	97%	75%		76%	27%		136%

(1)Based on average weekly shares outstanding.
(2)Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL GROWTH FUND
      Class E Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:                            (Unaudited)

	For the six months ended		For the period from 4-2-07(2) through
	9-30-08		3-31-08

Net asset value, beginning of period	$36.28		$34.54

Income (loss) from investment operations:
Net investment income	0.32		0.19
Net realized and unrealized gain (loss) on investments	(8.55)		1.67

Total from investment operations	(8.23)		1.86

Less distributions from:
Net investment income	(0.00)		(0.12)
Capital gains	(0.00)		(0.00)

Total distributions	(0.00)		(0.12)

Net asset value, end of period	$28.05		$36.28

Total return(3)	-22.69%		5.34%
Net assets, end of period (in thousands)	$81		$105
Ratio of expenses to average net assets	1.34	%(4)	1.27	%(4)
Ratio of net investment income to average net assets	1.83	%(4)	0.49	%(4)
Portfolio turnover rate	48%		103	%(5)

(1)Class is closed.
(2)Commencement of operations of the class.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL GROWTH FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                            (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$36.57		$34.52

Income (loss) from investment operations:
Net investment income	0.32		0.10
Net realized and unrealized gain (loss) on investments	(8.60)		2.12

Total from investment operations	(8.28)		2.22

Less distributions from:
Net investment income	(0.00)		(0.17)
Capital gains	(0.00)		(0.00)

Total distributions	(0.00)		(0.17)

Net asset value, end of period	$28.29		$36.57

Total return	-22.64%		6.39%
Net assets, end of period (in millions)	$20		$21
Ratio of expenses to average net assets	1.20	%(2)	1.15	%(2)
Ratio of net investment income to average net assets	1.86	%(2)	0.32	%(2)
Portfolio turnover rate	48%		103	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the 12 ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY INTERNATIONAL GROWTH FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                       (Unaudited)

For the six months ended			For the fiscal year ended March 31,						For the fiscal period ended			For the period from 7-24-03(1) to
9-30-08			2008	2007		2006		2005	3-31-04			12-31-03

Net asset value, beginning of period	$36.27		$34.59		$29.74		$22.86		$21.35		$20.65		$17.69

Income (loss) from investment operations:
Net investment income (loss)	0.29	(2)	0.31		0.28		0.18	(2)	(0.09)		(0.02)		0.02
Net realized and unrealized gain (loss) on investments	(8.54	)(2)	1.42		4.63		6.87	(2)	1.60		0.72		2.94

Total from investment operations	(8.25)		1.73		4.91		7.05		1.51		0.70		2.96

Less distributions from:
Net investment income	(0.00)		(0.05)		(0.06)		(0.17)		(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(0.05)		(0.06)		(0.17)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$28.02		$36.27		$34.59		$29.74		$22.86		$21.35		$20.65

Total return	-22.75%		4.99%		16.50%		30.95%		7.07%		3.39%		16.73%
Net assets, end of period (in thousands)	$2,810		$3,327	$4,960		$6,144		$229		$140		$135
Ratio of expenses to average net assets including expense waiver	1.50	%(3)	1.44%		1.46%		1.58%		1.66%		1.76	%(3)	0.59	%(3)
Ratio of net investment income (loss) to average net assets including expense waiver	1.64	%(3)	0.31%		0.65%		0.81%		-0.33%		-0.32	%(3)	0.24	%(3)
Ratio of expenses to average net assets excluding expense waiver	1.51	%(3)	1.44	%(4)	1.46	%(4)	1.58	%(4)	1.66	%(4)	1.76	%(3)(4)	0.59	%(3)(4)
Ratio of net investment income (loss) to average net assets excluding expense waiver	1.63	%(3)	0.31	%(4)	0.65	%(4)	0.81	%(4)	-0.33	%(4)	-0.32	%(3)(4)	0.24	%(3)(4)
Portfolio turnover rate	48%		103%		97%		75%		76%		27%		136	%(5)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.
(5)For the 12 months ended December 31, 2003.

See Accompanying Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY PACIFIC OPPORTUNITIES FUND

Portfolio Highlights

On September 30, 2008, Ivy Pacific Opportunities Fund had net assets totaling $397,814
(in thousands) invested in a diversified portfolio of:

91.22%	Foreign Common Stocks and Investment Funds
4.65%	Cash and Cash Equivalents
4.13%	Domestic Investment Funds

As a shareholder of the Fund, for every $100 you had invested on September 30, 2008, your Fund was invested by country and by industry, respectively, as follows:

Country Weightings
China	$29.02
South Korea	$14.92
India	$12.31
Taiwan	$8.34
Singapore	$7.50
Hong Kong	$5.94
Cash and Cash Equivalents	$4.65
Malaysia	$4.25
United States	$4.13
Indonesia	$4.02
Other Pacific Basin(1)	$2.99
Cayman Islands	$1.93

(1)Includes $1.30 Australia, $1.11 Thailand and $0.58 Vietnam.

Sector Weightings

Financials Stocks	$22.87
Industrials Stocks	$21.30
Information Technology Stocks	$12.66
Energy Stocks	$11.87
Consumer Discretionary Stocks	$4.94
Utilities Stocks	$4.81
Telecommunications Stocks	$4.73
Cash and Cash Equivalents	$4.65
Materials Stocks	$4.47
Multiple Industry Stocks	$4.13
Miscellaneous Stocks(1)	$3.57

(1)Includes $2.32 Consumer Staples Stocks and $1.25 Health Care Stocks.

The Investments of Ivy Pacific Opportunities Fund
September 30, 2008
(In Thousands) (Unaudited)

COMMON STOCKS	Shares	Value
Australia - 1.30%
BHP Billiton Plc (A)	200	$5,174

Cayman Islands - 1.93%
Agria Corporation, ADR (B)	25	85
China Distance Education Holdings Limited, ADR (B)	260	1,040
China Nepstar Chain Drugstore Ltd., ADR	100	489
CNinsure Inc., ADR (B)	92	825
Greentown China Holdings Limited (A)(B)	4,500	2,265
KWG Property Holding Limited (A)	11,012	2,981
		7,685
China - 29.02%
Agile Property Holdings Limited (A)	8,798	4,019
China BlueChemical Ltd., H Shares (A)	8,982	5,008
China Merchants Bank Co., Limited, H Shares (A)(C)	2,000	4,830
China Oilfield Services Limited (A)	7,904	7,323
China Petroleum & Chemical Corporation, ADR	50	3,917
China Railway Construction Corporation Limited, H Shares (A)(B)(C)	3,000	3,961
China Resources Power Holdings Company Limited (A)	3,182	6,951
China Shenhua Energy Company Limited, H Shares (A)	1,546	3,792
China Shenhua Energy Company Limited, H Shares (A)(C)	1,200	2,944
China South Locomotive & Rolling Stock Corporation Limited, H Shares (A)(B)	8,000	3,039
China Yurun Food Group Limited (A)	4,901	6,391
ChinaEdu Corporation, ADR (B)	350	1,426
CNPC (Hong Kong) Limited (A)	12,310	5,241
COSCO Pacific Limited (A)	3,000	3,443
Enerchina Holdings Limited (A)(B)	56,718	1,241
Heng Tai Consumables Group Limited (A)(B)	21,375	1,869
Honghua Group Limited (A)(B)(C)	4,000	772
Industrial and Commercial Bank of China (Asia) Limited (A)(B)	8,000	4,835
NetEase.com, Inc., ADR (B)	350	7,985
PetroChina Company Limited, H Shares (A)	6,470	6,716
REXCAPITAL Financial Holdings Limited (A)(B)	52,975	2,219
Simcere Pharmaceutical Group, ADR (B)	574	4,978
SINA Corporation (B)	163	5,765
Tencent Holdings Limited (A)	1,600	11,695
Wah Sang Gas Holdings Limited (A)(B)	736	-*
Yingli Green Energy Holding Company Limited, ADR (B)	277	3,048
Zhuzhou CSR Times Electric Co., Ltd., H Shares (A)	2,843	2,025
		115,433
Hong Kong - 5.94%
Beijing Enterprises Holdings Limited (A)	1,538	5,858
Cheung Kong (Holdings) Limited (A)	443	5,019
China South Locomotive & Rolling Stock Corporation Limited, H Shares (A)(B)(D)	15,240	5,790
Lee & Man Paper Manufacturing Limited (A)	2,194	1,202
Melco International Development Limited (A)(B)	5,000	1,416
Pan Asia Environmental Protection Group Limited (A)(D)	13,372	2,004
Pou Sheng International (Holdings) Limited (A)(B)(C)	20,000	2,318
		23,607
India - 12.31%
Bharat Heavy Electricals Limited (A)	341	11,759
Bharti Airtel Limited (A)(B)	436	7,387
CESC Limited (A)(C)	450	2,688
ICICI Bank Limited, ADR	356	8,382
Nagarjuna Construction Company Limited (A)	1,435	2,998
Reliance Industries Limited (A)	169	7,100
TATA POWER COMPANY LIMITED (THE) (A)(B)	419	8,263
United Breweries (Holdings) Limited (A)(B)(D)	79	391
		48,968
Indonesia - 4.02%
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk	142	4,215
PT Astra International Tbk (A)	2,866	5,112
PT Bank Rakyat Indonesia (A)	9,513	5,375
PT. Indika Inti Energi (A)(B)(C)	6,000	1,304
		16,006
Malaysia - 4.25%
Bumiputra-Commerce Holdings Berhad (A)	1,356	3,033
Gamuda Berhad (A)	6,355	3,969
Genting Berhad (A)	2,068	3,193
IOI Corporation Berhad (A)	-*	-*
LION DIVERSIFIED HOLDINGS BERHAD (A)	1,946	315
PARKSON HOLDINGS BERHAD (A)	2,530	2,829
Sime Darby Berhad (A)	1,848	3,572
		16,911
Singapore - 7.50%
Cambridge Industrial Trust (A)(C)	9,500	2,905
Keppel Corporation Limited (A)	1,876	10,367
Keppel Land Limited (A)	1,742	3,479
SembCorp Industries Ltd (A)	1,424	3,262
Singapore Telecommunications Limited (A)	2,139	4,890
United Overseas Bank Limited (A)	414	4,949
		29,852
South Korea - 14.92%
Daegu Bank, Ltd. (A)	443	3,960
Daelim Industrial Co., Ltd. (A)	113	7,002
ForHuman Co., Ltd. (A)(B)	201	2,845
Hyundai Development Company - Engineering & Construction (A)	107	3,999
KCC Corporation (A)	11	3,537
Korea Investment Holdings Co., Ltd. (A)(B)	98	2,675
Kyeryong Construction Industrial Co. Ltd (A)	103	1,583
LG Electronics Inc. (A)(B)	68	6,303
NHN Corporation (A)(B)	48	6,167
Samsung C&T Corporation (A)	78	3,462
Samsung Electronics Co., Ltd. (A)	13	5,843
SK Corporation (A)	65	6,053
Woori Finance Holdings Co., Ltd. (A)	576	5,919
		59,348
Taiwan - 8.34%
Cathay Financial Holding Co., Ltd. (A)	4,613	6,371
First Commercial Bank Co., Ltd. (A)(B)	10,521	6,588
Fubon Financial Holding Co., Ltd. (A)	9,096	6,582
Hon Hai Precision Ind. Co., Ltd. (A)	2,247	8,049
InnoLux Display Corporation, GDR (A)(B)(C)	770	1,987
MediaTek Incorporation (A)	1	7
Taiwan Cement Corporation (A)(B)	6,000	3,586
		33,170
Thailand - 1.11%
Advanced Info Service Public Company Limited (A)	962	2,311
PTT Public Company Limited (A)	315	2,121
		4,432

TOTAL COMMON STOCKS - 90.64%		$360,586
(Cost: $481,901)

INVESTMENT FUNDS
United States - 4.13%
iShares MSCI Hong Kong Index Fund	590	7,791
iShares MSCI Taiwan Index Fund	800	8,616
		16,407
Vietnam - 0.58%
Vietnam Azalea Fund Limited (B)(E)(F)	500	2,305

TOTAL INVESTMENT FUNDS - 4.71%		$18,712
(Cost: $24,916)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Walgreen Co.,
1.000%, 10-1-08	$1,401	1,401

TOTAL SHORT-TERM SECURITIES - 0.35%		$1,401
(Cost: $1,401)

TOTAL INVESTMENT SECURITIES - 95.70%		$380,699
(Cost: $508,218)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 4.30%		17,115

NET ASSETS - 100.00%		$397,814

Notes to Schedule of Investments
*Not shown due to rounding as amount is less than 500.
(A)Listed on an exchange outside the United States.
(B)No dividends were paid during the preceding 12 months.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2008, the total value of these securities amounted to $23,709 or 5.96% of net assets.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2008, the total value of these securities amounted to $8,185 or 2.06% of net assets.

(E)Restricted security. At September 30, 2008, the following restricted security was owned:
Security	Acquisition Date	Shares	Cost	Market Value
Vietnam Azalea Fund Limited	6-14-07	500	$2,900	$2,305

The total value of this security represented approximately 0.58% of net assets at September 30, 2008.

(F)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities. The Fund and other mutual funds managed by its investment manager, Ivy Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at September 30, 2008.

Securities with an aggregate market value of $301,873, representing 75.88% of net assets, have been valued in good faith by the Valuation Committee appointed by the Board of Trustees.
The following acronyms are used throughout this portfolio: ADR = American Depositary Receipts GDR = Global Depositary Receipts

Market Sector Diversification
(as a % of net assets)
Financials	22.87%
Industrials	21.30%
Information Technology	12.66%
Energy	11.87%
Consumer Discretionary	4.94%
Utilities	4.81%
Telecommunication Services	4.73%
Materials	4.47%
Multiple Industry	4.13%
Consumer Staples	2.32%
Health Care	1.25%
Other+	4.65%
+Includes cash and cash equivalents and other assets and liabilities
See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities
      IVY PACIFIC OPPORTUNITIES FUND
      September 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value:
Securities (cost - $505,318)	$378,394
Affilated company (cost - $2,900)	2,305

380,699
Cash denominated in foreign currencies (cost - $10,326)	10,345
Receivables:
Investment securities sold	7,678
Dividends and interest	777
Fund shares sold	670
Prepaid and other assets	45

Total assets	400,214

LIABILITIES
Payable to Fund shareholders	1,380
Accrued management fee	364
Accrued shareholder servicing	221
Accrued distribution and service fees	105
Due to custodian	52
Payable for investment securities purchased	47
Accrued accounting services fee	8
Accrued administrative fee	4
Other	219

Total liabilities	2,400

Total net assets	$397,814

NET ASSETS
Capital paid in (shares authorized - unlimited)	$471,982
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	1,212
Accumulated undistributed net realized gain on investment transactions	52,119
Net unrealized depreciation in value of investments	(127,499)

Net assets applicable to outstanding units of capital	$397,814

Net asset value per share (net assets divided by shares outstanding):
Class A	$12.61
Class B	$11.41
Class C	$11.61
Class E	$12.65
Class I	$12.76
Class Y	$12.73
Advisor Class	$12.35
Capital shares outstanding:
Class A	25,553
Class B	1,187
Class C	2,023
Class E	7
Class I	2,608
Class Y	383
Advisor Class	4
See Accompanying Notes to Financial Statements.

Statement of Operations
      IVY PACIFIC OPPORTUNITIES FUND
      For the Six Months Ended September 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT INCOME
Income:
Dividends (net of foreign withholding taxes of $486)	$8,009
Interest and amortization	169

Total income	8,178

Expenses:
Investment management fee	2,706
Shareholder servicing:
Class A	842
Class B	65
Class C	69
Class E	–– *
Class I	31
Class Y	5
Advisor Class	–– *
Distribution and service fees:
Class A	560
Class B	97
Class C	171
Class E	–– *
Class Y	8
Custodian fee	233
Accounting services fee	51
Administrative fee	28
Audit fees	23
Legal fees	4
Other	181

Total expenses	5,074

Net investment income	3,104

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Realized net gain on securities	6,743
Realized net gain on written options	306
Realized net gain on forward currency contracts	156
Realized net loss on foreign currency transactions	(968)

Realized net gain on investments	6,237
Unrealized depreciation in value of investments during the period(1)	(171,835)

Net loss on investments	(165,598)

Net decrease in net assets resulting from operations	$(162,494)

*Not shown due to rounding.

(1)Includes $432 in depreciation of affiliated security.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY PACIFIC OPPORTUNITIES FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2008	2008

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$3,104	$(983)
Realized net gain on investments	6,237	89,854
Unrealized depreciation	(171,835)	(36,653)

Net increase (decrease) in net assets resulting from operations	(162,494)	52,218

Distributions to shareholders from:(1)
Net investment income:
Class A	(––)	(1,229)
Class B	(––)	(––)
Class C	(––)	(––)
Class E	(––)	(1)
Class I	(––)	(212)
Class Y	(––)	(34)
Advisor Class	(––)	(1)
Realized gains on investment transactions:
Class A	(––)	(50,174)
Class B	(––)	(2,457)
Class C	(––)	(4,433)
Class E	(––)	(12)
Class I	(––)	(3,011)
Class Y	(––)	(815)
Advisor Class	(––)	(11)

	(––)	(62,390)

Capital share transactions	(14,952)	148,302

Total increase (decrease)	(177,446)	138,130
NET ASSETS
Beginning of period	575,260	437,130

End of period	$397,814	$575,260

Accumulated undistributed net investment income (loss)	$1,212	$(924)

(1)See "Financial Highlights" on pages 174 - 180.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                      (Unaudited)

	For the six months ended		For the fiscal year ended March 31,						For the fiscal period ended			For the fiscal year ended
	9-30-08		2008	2007		2006		2005	3-31-04			12-31-03

Net asset value, beginning of period	$17.61		$16.91		$14.32		$10.61		$9.55		$9.11		$5.96

Income (loss) from investment operations:
Net investment income (loss)	0.10		(0.01)		(0.02)		0.02	(1)	(0.07)		0.00		(0.02)
Net realized and unrealized gain (loss) on investments	(5.10)		2.80		3.23		3.83	(1)	1.13		0.44		3.17

Total from investment operations	(5.00)		2.79		3.21		3.85		1.06		0.44		3.15

Less distributions from:
Net investment income	(0.00)		(0.05)		(0.01)		(0.04)		(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(2.04)		(0.61)		(0.10)		(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(2.09)		(0.62)		(0.14)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$12.61		$17.61		$16.91		$14.32		$10.61		$9.55		$9.11

Total return(2)	-28.39%		14.30%		22.60%		36.51%		11.10%		4.83%		52.85%
Net assets, end of period (in millions)	$322		$471	$375		$191		$64			$29		$18
Ratio of expenses to average net assets including expense waiver	1.82	%(3)	1.74%		1.84%		1.95%		2.22%		2.07	%(3)	2.64%
Ratio of net investment income (loss) to average net assets including expense waiver	1.17	%(3)	-0.08%		-0.14%		0.24%		-0.80%		-1.07	%(3)	-0.39%
Ratio of expenses to average net assets excluding expense waiver	1.82	%(3)(4)	1.74	%(4)	1.84	%(4)	1.95	%(4)	2.22	%(4)	2.07	%(3)(4)	2.73%
Ratio of net investment income (loss) to average net assets excluding expense waiver	1.17	%(3)(4)	-0.08	%(4)	-0.14	%(4)	0.24	%(4)	-0.80	%(4)	-1.07	%(3)(4)	-0.48%
Portfolio turnover rate	51%		96%		74%		87%		87%		61%		187%

(1)Based on average weekly shares outstanding.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                      (Unaudited)

	For the six months ended		For the fiscal year ended March 31,							For the fiscal period ended		For the fiscal year ended
	9-30-08		2008	2007		2006			2005	3-31-04		12-31-03

Net asset value, beginning of period	$16.01		$15.49		$13.29		$9.91		$9.01		$8.61		$5.75

Income (loss) from investment operations:
Net investment loss	0.01	(1)	(0.19)		(0.07)		(0.06	)(1)	(0.13)		(0.04)		(0.06)
Net realized and unrealized gain (loss) on investments	(4.61	)(1)	2.56		2.88		3.54	(1)	1.03		0.44		2.92

Total from investment operations	(4.60)		2.37		2.81		3.48		0.90		0.40		2.86

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(1.85)		(0.61)		(0.10)		(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(1.85)		(0.61)		(0.10)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$11.41		$16.01		$15.49		$13.29		$9.91		$9.01		$8.61

Total return	-28.73%		13.16%		21.33%		35.26%		9.99%		4.65%		49.74%
Net assets, end of period (in millions)	$14		$21	$20		$11			$6		$6		$6
Ratio of expenses to average net assets including expense waiver	2.89	%(2)	2.74%		2.88%		2.91%		3.06%		2.86	%(2)	3.46%
Ratio of net investment income (loss) to average net assets including expense waiver	0.10	%(2)	-1.05%		-1.15%		-0.51%		-1.57%		-1.92	%(2)	-1.15%
Ratio of expenses to average net assets excluding expense waiver	2.89	%(2)(3)	2.74	%(3)	2.88	%(3)	2.91	%(3)	3.06	%(3)	2.86	%(2)(3)	3.55%
Ratio of net investment income (loss) to average net assets excluding expense waiver	0.10	%(2)(3)	-1.05	%(3)	-1.15	%(3)	-0.51	%(3)	-1.57	%(3)	-1.92	%(2)(3)	-1.24%
Portfolio turnover rate	51%		96%		74%		87%		87%		61%		187%

(1)Based on average weekly shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                      (Unaudited)

	For the six months ended		For the fiscal year ended March 31,							For the fiscal period ended		For the fiscal year ended
	9-30-08		2008	2007		2006		2005		3-31-04		12-31-03

Net asset value, beginning of period	$16.27		$15.73		$13.45		$10.01		$9.09		$8.68		$5.75

Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.14)		(0.08)		(0.06	)(1)	(0.09)		(0.02)		(0.05)
Net realized and unrealized gain (loss) on investments	(4.67)		2.58		2.97		3.60	(1)	1.01		0.43		2.98

Total from investment operations	(4.66)		2.44		2.89		3.54		0.92		0.41		2.93

Less distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(1.90)		(0.61)		(0.10)		(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(1.90)		(0.61)		(0.10)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$11.61		$16.27		$15.73		$13.45		$10.01		$9.09		$8.68

Total return	-28.64%		13.36%		21.68%		35.51%		10.12%		4.72%		50.96%
Net assets, end of period (in millions)	$24		$38	$34		$18		$7			$3		$2
Ratio of expenses to average net assets including expense waiver	2.57	%(2)	2.49%		2.60%		2.75%		3.06%		2.57	%(2)	3.48%
Ratio of net investment income (loss) to average net assets including expense waiver	0.40	%(2)	-0.82%		-0.87%		-0.50%		-1.68%		-1.59	%(2)	-1.14%
Ratio of expenses to average net assets excluding expense waiver	2.57	%(2)(3)	2.49	%(3)	2.60	%(3)	2.75	%(3)	3.06	%(3)	2.57	%(2)(3)	3.57%
Ratio of net investment income (loss) to average net assets excluding expense waiver	0.40	%(2)(3)	-0.82	%(3)	-0.87	%(3)	-0.50	%(3)	-1.68	%(3)	-1.59	%(2)(3)	-1.23%
Portfolio turnover rate	51%		96%		74%		87%		87%		61%		187%

(1)Based on average weekly shares outstanding.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Class E Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:                              (Unaudited)

	For the six months ended		For the period from 4-2-07(2) through
	9-30-08		3-31-08

Net asset value, beginning of period	$17.62		$16.88

Income (loss) from investment operations:
Net investment income	0.13		0.06
Net realized and unrealized gain (loss) on investments	(5.10)		2.82

Total from investment operations	(4.97)		2.88

Less distributions from:
Net investment income	(0.00)		(0.10)
Capital gains	(0.00)		(2.04)

Total distributions	(0.00)		(2.14)

Net asset value, end of period	$12.65		$17.62

Total return(3)	-28.21%		14.79%
Net assets, end of period (in thousands)	$82		$115
Ratio of expenses to average net assets	1.42	%(4)	1.43	%(4)
Ratio of net investment income to average net assets	1.56	%(4)	0.26	%(4)
Portfolio turnover rate	51%		96	%(5)

(1)Class is closed.
(2)Commencement of operations of the class.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                              (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$17.77		$17.00

Income (loss) from investment operations:
Net investment income (loss)	0.13		(0.03	)(2)
Net realized and unrealized gain (loss) on investments	(5.14)		2.98	(2)

Total from investment operations	(5.01)		2.95

Less distributions from:
Net investment income	(0.00)		(0.14)
Capital gains	(0.00)		(2.04)

Total distributions	(0.00)		(2.18)

Net asset value, end of period	$12.76		$17.77

Total return	-28.19%		15.10%
Net assets, end of period (in millions)	$33		$38
Ratio of expenses to average net assets	1.30	%(3)	1.31	%(3)
Ratio of net investment income to average net assets	1.68	%(3)	0.06	%(3)
Portfolio turnover rate	51%		96	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                      (Unaudited)

	For the six months ended		For the fiscal year ended March 31,						For the fiscal period ended			For the period from 7-24-03(1) to
	9-30-08		2008	2007		2006		2005	3-31-04			12-31-03

Net asset value, beginning of period	$17.75		$17.03		$14.41		$10.67		$9.58		$9.13		$6.85

Income (loss) from investment operations:
Net investment income (loss)	0.12		0.01		0.02		0.04	(2)	(0.04)		(0.00)		(0.01)
Net realized and unrealized gain (loss) on investments	(5.14)		2.83		3.26		3.87	(2)	1.13		0.45		2.29

Total from investment operations	(5.02)		2.84		3.28		3.91		1.09		0.45		2.28

Less distributions from:
Net investment income	(0.00)		(0.08)		(0.05)		(0.07)		(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(2.04)		(0.61)		(0.10)		(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(2.12)		(0.66)		(0.17)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$12.73		$17.75		$17.03		$14.41		$10.67		$9.58		$9.13

Total return	-28.28%		14.48%		22.95%		36.90%		11.38%		4.93%		33.28%
Net assets, end of period (in thousands)	$4,879		$7,144	$8,101		$3,790		$1,100			$707		$497
Ratio of expenses to average net assets including expense waiver	1.56	%(3)	1.55%		1.58%		1.68%		1.88%		1.64	%(3)	2.01	%(3)
Ratio of net investment income (loss) to average net assets including expense waiver	1.42	%(3)	0.06%		0.11%		0.46%		-0.47%		-0.68	%(3)	-0.40	%(3)
Ratio of expenses to average net assets excluding expense waiver	1.56	%(3)(4)	1.55	%(4)	1.58	%(4)	1.68	%(4)	1.88	%(4)	1.64	%(3)(4)	2.18	%(3)
Ratio of net investment income (loss) to average net assets excluding expense waiver	1.42	%(3)(4)	0.06	%(4)	0.11	%(4)	0.46	%(4)	-0.47	%(4)	-0.68	%(3)(4)	-0.57	%(3)
Portfolio turnover rate	51%		96%		74%		87%		87%		61%		187	%(5)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.
(5)For the 12 months ended December 31, 2003.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY PACIFIC OPPORTUNITIES FUND
      Advisor Class Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:                                      (Unaudited)

	For the six months ended		For the fiscal year ended March 31,							For the fiscal period ended		For the fiscal year ended
	9-30-08		2008	2007		2006		2005		3-31-04		12-31-03

Net asset value, beginning of period	$17.19		$16.54		$14.01		$10.38		$9.28		$8.85		$5.81

Income (loss) from investment operations:
Net investment income (loss)	0.23		0.09		0.09		0.14	(2)	(0.01)		(0.01)		(0.01)
Net realized and unrealized gain (loss) on investments	(5.07)		2.76		3.15		3.70	(2)	1.11		0.44		3.05

Total from investment operations	(4.84)		2.85		3.24		3.84		1.10		0.43		3.04

Less distributions from:
Net investment income	(0.00)		(0.16)		(0.10)		(0.11)		(0.00)		(0.00)		(0.00)
Capital gains	(0.00)		(2.04)		(0.61)		(0.10)		(0.00)		(0.00)		(0.00)

Total distributions	(0.00)		(2.20)		(0.71)		(0.21)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$12.35		$17.19		$16.54		$14.01		$10.38		$9.28		$8.85

Total return	-28.16%		14.86%		23.33%		37.28%		11.85%		4.86%		52.32%
Net assets, end of period (in thousands)	$53		$102	$89		$76		$64			$58		$55
Ratio of expenses to average net assets including expense waiver	1.20	%(3)	1.22%		1.28%		1.42%		1.56%		1.82	%(3)	2.49%
Ratio of net investment income (loss) to average net assets including expense waiver	1.77	%(3)	0.46%		0.55%		1.12%		-0.06%		-0.88	%(3)	-0.09%
Ratio of expenses to average net assets excluding expense waiver	1.20	%(3)(4)	1.22	%(4)	1.28	%(4)	1.42	%(4)	1.56	%(4)	1.82	%(3)(4)	2.65%
Ratio of net investment income (loss) to average net assets excluding expense waiver	1.77	%(3)(4)	0.46	%(4)	0.55	%(4)	1.12	%(4)	-0.06	%(4)	-0.88	%(3)(4)	-0.25%
Portfolio turnover rate	51%		96%		74%		87%		87%		61%		187%

(1)Class is closed.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY BALANCED FUND

Portfolio Highlights

On September 30, 2008, Ivy Balanced Fund had net assets totaling $108,416 (in thousands) invested in a diversified portfolio of:

59.23%	Domestic Common Stocks
23.50%	Cash and Cash Equivalents
12.20%	United States Government and Government Agency Obligations
2.57%	Foreign Common Stocks
1.97%	Domestic Corporate Debt Securities
0.53%	Foreign Corporate Debt Securities

Asset Allocation

As a shareholder of the Fund, for every $100 you had invested on September 30, 2008, your Fund owned:

Stocks	$61.80
Information Technology Stocks	$11.51
Financials Stocks	$10.72
Consumer Staples Stocks	$10.34
Health Care Stocks	$9.92
Energy Stocks	$7.04
Industrials Stocks	$6.18
Miscellaneous Stocks(1)	$3.75
Materials Stocks	$2.34
Cash and Cash Equivalents	$23.50
Bonds	$14.70
United States Government and Government Agency Obligations	$12.20
Corporate Debt Securities	$2.50

(1)Includes $0.83 Consumer Discretionary Stocks, $1.58 Telecommunication Services Stocks and $1.34 Utilities Stocks.

The Investments of Ivy Balanced Fund
September 30, 2008
(In Thousands) (Unaudited)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 2.06%
General Dynamics Corporation	30	$2,238

Air Freight & Logistics - 0.61%
Expeditors International of Washington, Inc.	19	660

Asset Management & Custody Banks - 1.80%
Northern Trust Corporation	27	1,958

Biotechnology - 2.89%
Genentech, Inc. (A)	16	1,428
Gilead Sciences, Inc. (A)	37	1,707
		3,135
Brewers - 1.05%
Anheuser-Busch Companies, Inc.	18	1,142

Communications Equipment - 4.45%
Cisco Systems, Inc. (A)	87	1,957
Nokia Corporation, Series A, ADR	76	1,415
QUALCOMM Incorporated	34	1,449
		4,821
Computer Hardware - 2.80%
Apple Inc. (A)	9	1,057
Hewlett-Packard Company	43	1,975
		3,032
Construction & Engineering - 1.51%
Fluor Corporation	29	1,638

Data Processing & Outsourced Services - 0.62%
Paychex, Inc.	20	674

Distillers & Vintners - 0.97%
Brown-Forman Corporation, Class B	15	1,048

Diversified Banks - 1.16%
Wells Fargo & Company	34	1,257

Diversified Chemicals - 1.23%
E.I. du Pont de Nemours and Company	33	1,334

Electric Utilities - 1.34%
Exelon Corporation	23	1,453

Electrical Components & Equipment - 1.21%
Emerson Electric Co.	32	1,313

Health Care Equipment - 0.76%
Zimmer Holdings, Inc. (A)	13	826

Health Care Supplies - 1.43%
DENTSPLY International Inc.	41	1,547

Household Products - 2.48%
Colgate-Palmolive Company	36	2,690

Hypermarkets & Super Centers - 1.75%
Wal-Mart Stores, Inc.	32	1,899

Industrial Gases - 1.11%
Air Products and Chemicals, Inc.	18	1,198

Integrated Oil & Gas - 4.76%
BP p.l.c., ADR	27	1,370
Chevron Corporation	18	1,501
Exxon Mobil Corporation	30	2,291
		5,162
Integrated Telecommunication Services - 1.58%
AT&T Inc.	61	1,711

Investment Banking & Brokerage - 0.60%
Goldman Sachs Group, Inc. (The)	5	653

Movies & Entertainment - 0.83%
News Corporation Limited, Class A	75	894

Office Services & Supplies - 0.79%
Pitney Bowes Inc.	26	855

Oil & Gas Equipment & Services - 1.66%
Schlumberger Limited	23	1,804

Oil & Gas Exploration & Production - 0.62%
XTO Energy Inc.	14	670

Other Diversified Financial Services - 1.76%
J.P. Morgan Chase & Co.	41	1,905

Pharmaceuticals - 4.84%
Abbott Laboratories	39	2,228
Allergan, Inc.	17	886
Johnson & Johnson	31	2,134
		5,248
Property & Casualty Insurance - 4.31%
Allstate Corporation (The)	32	1,495
Berkshire Hathaway Inc., Class B (A)	-*	1,538
Travelers Companies, Inc. (The)	36	1,636
		4,669
Regional Banks - 1.09%
Synovus Financial Corp.	114	1,183

Semiconductor Equipment - 0.99%
Applied Materials, Inc.	71	1,075

Semiconductors - 1.50%
Microchip Technology Incorporated	55	1,631

Soft Drinks - 3.16%
Coca-Cola Company (The)	22	1,164
PepsiCo, Inc.	32	2,259
		3,423
Systems Software - 1.15%
Microsoft Corporation	47	1,247

Tobacco - 0.93%
Philip Morris International Inc.	21	1,005

TOTAL COMMON STOCKS - 61.80%		$66,998
(Cost: $57,471)

CORPORATE DEBT SECURITIES	Principal
Banking - 0.24%
Wells Fargo Bank, N.A.,
7.550%, 6-21-10	$ 250	259

Electric - 0.53%
Hydro-Quebec,
8.000%, 2-1-13	500	580

Food Processors - 1.30%
Archer-Daniels-Midland Company,
7.000%, 2-1-31	700	673
Cargill, Inc.,
6.375%, 6-1-12 (B)	400	407
Unilever Capital Corporation,
5.900%, 11-15-32	350	331
		1,411
Life Insurance - 0.41%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	450	441

Other Non-Agency REMIC/CMO - 0.02%
Banco Hipotecario Nacional:
7.916%, 7-25-09 (C)	7	-*
8.000%, 3-31-11 (C)(D)	98	25
		25

TOTAL CORPORATE DEBT SECURITIES - 2.50%		$2,716
(Cost: $2,772)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9-1-17	293	301
5.000%, 1-1-18	337	338
5.500%, 4-1-18	204	208
6.500%, 10-1-28	116	119
6.500%, 2-1-29	23	24
7.000%, 5-1-31	23	24
7.500%, 5-1-31	38	41
7.000%, 7-1-31	36	38
7.000%, 9-1-31	53	56
7.000%, 9-1-31	36	38
7.000%, 11-1-31	120	127
7.000%, 2-1-32	136	144
7.000%, 2-1-32	77	82
6.500%, 2-1-32	138	144
6.500%, 3-1-32	38	39
7.000%, 3-1-32	82	87
7.000%, 6-1-32	27	29
7.000%, 7-1-32	144	152
6.500%, 8-1-32	60	62
6.000%, 9-1-32	524	533
6.500%, 9-1-32	123	128
5.500%, 5-1-33	152	152
5.500%, 5-1-33	111	111
5.500%, 5-1-33	252	252
5.500%, 6-1-33	241	241

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 3.20%		$3,470
(Cost: $3,471)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations
United States Treasury Bonds,
7.500%, 11-15-16	500	628
United States Treasury Notes:
4.000%, 3-15-10	800	825
4.250%, 10-15-10	2,000	2,095
3.875%, 2-15-13	1,250	1,302
3.625%, 5-15-13	750	774
4.250%, 8-15-13	900	956
4.250%, 8-15-15	3,000	3,173

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 9.00%		$9,753
(Cost: $9,222)

SHORT-TERM SECURITIES
Commercial Paper - 17.10%
Air Products and Chemicals, Inc.,
1.500%, 10-1-08	1,941	1,941
AT&T Inc.,
2.150%, 10-3-08	3,104	3,104
Automatic Data Processing Inc.,
2.000%, 10-1-08	4,000	4,000
Campbell Soup Co.,
1.930%, 10-14-08	3,000	2,998
Pfizer Inc.,
1.800%, 10-8-08	4,000	3,998
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc),
2.260%, 10-7-08	2,500	2,499
		18,540
United States Government Obligations - 4.61%
United States Treasury Bills,
0.095%, 10-9-08	5,000	5,000

TOTAL SHORT-TERM SECURITIES - 21.71%		$23,540
(Cost: $23,540)

TOTAL INVESTMENT SECURITIES - 98.21%		$106,477
(Cost: $96,476)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.79%		1,939

NET ASSETS - 100.00%		$108,416

Notes to Schedule of Investments
*Not shown due to rounding as amount is less than 500.
(A)No dividends were paid during the preceding 12 months.

(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2008, the total value of this security amounted to $407 or 0.38% of net assets.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2008, the total value of these securities amounted to $25 or 0.02% of net assets.

(D)Securities valued in good faith by the Valuation Committee appointed by the Board of Trustees.

The following acronyms are used throughout this portfolio:
ADR = American Depositary Receipts
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities
      IVY BALANCED FUND
      September 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $96,476)	$106,477
Cash	2
Receivables:
Fund shares sold	1,982
Dividends and interest	235
Prepaid and other assets	25

Total assets	108,721

LIABILITIES
Payable to Fund shareholders	152
Accrued management fee	61
Accrued distribution and service fees	36
Accrued shareholder servicing	25
Accrued accounting services fee	4
Other	27

Total liabilities	305

Total net assets	$108,416

NET ASSETS
Capital paid in (shares authorized - unlimited)	$97,220
Accumulated undistributed income :
Accumulated undistributed net investment income	6
Accumulated undistributed net realized gain on investment transactions	1,189
Net unrealized appreciation in value of investments	10,001

Net assets applicable to outstanding units of capital	$108,416

Net asset value per share (net assets divided by shares outstanding):
Class A	$15.52
Class B	$15.47
Class C	$15.49
Class E	$15.53
Class I	$15.53
Class Y	$15.52
Capital shares outstanding:
Class A	3,974
Class B	200
Class C	785
Class E	7
Class I	7
Class Y	2,015

See Accompanying Notes to Financial Statements.

Statement of Operations
      IVY BALANCED FUND
      For the Six Months Ended September 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT INCOME
Income:
Dividends (net of foreign withholding taxes of $15)	$649
Interest and amortization	604

Total income	1,253

Expenses:
Investment management fee	356
Distribution and service fees:
Class A	80
Class B	15
Class C	28
Class E	––	*
Class Y	36
Shareholder servicing:
Class A	82
Class B	6
Class C	6
Class E	––	*
Class I	––	*
Class Y	22
Accounting services fee	29
Audit fees	11
Custodian fees	5
Legal fees	1
Other	51

Total expenses	728

Net investment income	525

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized net gain on investments	2,036
Unrealized depreciation in value of investments during the period	(9,436)

Net loss on investments	(7,400)

Net decrease in net assets resulting from operations	$(6,875)

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY BALANCED FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2008	2008

INCREASE IN NET ASSETS
Operations:
Net investment income	$525	$1,116
Realized net gain on investments	2,036	1,341
Unrealized appreciation (depreciation)	(9,436)	4,030

Net increase (decrease) in net assets resulting from operations	(6,875)	6,487

Distributions to shareholders from:(1)
Net investment income:
Class A	(350)	(740)
Class B	(3)	(7)
Class C	(15)	(15)
Class E	(1)	(1)
Class I	(1)	(2)
Class Y	(173)	(353)
Realized gains on investment transactions:
Class A	(––)	(1,854)
Class B	(––)	(85)
Class C	(––)	(100)
Class E	(––)	(3)
Class I	(––)	(3)
Class Y	(––)	(794)

	(543)	(3,957)

Capital share transactions	19,137	827

Total increase	11,719	3,357
NET ASSETS
Beginning of period	96,697	93,340

End of period	$108,416	$96,697

Accumulated undistributed net investment income	$6	$24

(1)See "Financial Highlights" on pages 191 - 196.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY BALANCED FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                      (Unaudited)

	For the six months ended		For the fiscal year ended March 31,						For the fiscal period ended				For the fiscal year ended
	9-30-08		2008	2007		2006		2005	3-31-04				9-30-03

Net asset value, beginning of period	$16.64		$16.18		$15.22		$14.00		$13.35		$12.18		$10.54

Income (loss) from investment operations:
Net investment income	0.09		0.20		0.16		0.15		0.14		0.05		0.16
Net realized and unrealized gain (loss) on investments	(1.12)		0.97		0.98		1.21		0.65		1.16		1.64

Total from investment operations	(1.03)		1.17		1.14		1.36		0.79		1.21		1.80

Less distributions from:
Net investment income	(0.09)		(0.20)		(0.18)		(0.14)		(0.14)		(0.04)		(0.16)
Capital gains	(0.00)		(0.51)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)

Total distributions	(0.09)		(0.71)		(0.18)		(0.14)		(0.14)		(0.04)		(0.16)

Net asset value, end of period	$15.52		$16.64		$16.18		$15.22		$14.00		$13.35		$12.18

Total return(1)	-6.22%		7.05%		7.53%		9.71%		5.90%		10.06%		17.17	%(2)
Net assets, end of period (in millions)	$62		$63	$59		$57		$54		$52			$38
Ratio of expenses to average net assets including expense waiver	1.40	%(3)	1.38%		1.39%		1.42%		1.53%		1.52	%(3)(4)	1.29%
Ratio of net investment income to average net assets including expense waiver	1.07	%(3)	1.16%		1.03%		1.00%		1.02%		0.86	%(3)(4)	1.41%
Ratio of expenses to average net assets excluding expense waiver	1.40	%(3)(5)	1.38	%(5)	1.39	%(5)	1.42	%(5)	1.53	%(5)	1.57	%(3)(4)	1.62%
Ratio of net investment income to average net assets excluding expense waiver	1.07	%(3)(5)	1.16	%(5)	1.03	%(5)	1.00	%(5)	1.02	%(5)	0.81	%(3)(4)	1.08%
Portfolio turnover rate	16%		9%		23%		49%		37%		29%		110%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Advantus Capital reimbursed the Fund for losses related to certain investment trades. With reimbursed losses, the total return for Class A, for the year ended September 30, 2003, would have been 17.26%.
(3)Annualized.
(4)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from October 1, 2003 up to the time of the merger. Actual expenses that applied to Class A shareholders were lower than shown above.
(5)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY BALANCED FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                    (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the period from 12-8-03(1) to
9-30-08	2008	2007	2006	2005	3-31-04

Net asset value, beginning of period	$16.60	$16.14	$15.18	$13.98	$13.33	$12.96

Income (loss) from investment operations:
Net investment income	0.01	0.04	0.01	0.00	0.01	0.01
Net realized and unrealized gain (loss) on investments	(1.12)	0.97	0.98	1.21	0.64	0.39

Total from investment operations	(1.11)	1.01	0.99	1.21	0.65	0.40

Less distributions from:
Net investment income	(0.02)	(0.04)	(0.03)	(0.01)	(0.00	)*	(0.03)
Capital gains	(0.00)	(0.51)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.02)	(0.55)	(0.03)	(0.01)	(0.00	)*	(0.03)

Net asset value, end of period	$15.47	$16.60	$16.14	$15.18	$13.98	$13.33

Total return	-6.72%	6.08%	6.49%	8.62%	4.90%	3.05%
Net assets, end of period (in thousands)	$3,098	$2,958	$2,506	$1,995	$1,503	$338
Ratio of expenses to average net assets	2.33	%(2)	2.30%	2.39%	2.41%	2.52%	2.76	%(2)
Ratio of net investment income (loss) to average net assets	0.12	%(2)	0.24%	0.03%	0.01%	0.06%	-0.42	%(2)
Portfolio turnover rate	16%	9%	23%	49%	37%	29	%(3)

*Not shown due to rounding.

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY BALANCED FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                    (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the period from 12-8-03(1) to
	9-30-08		2008	2007	2006	2005	3-31-04

Net asset value, beginning of period	$16.61		$16.15	$15.20	$13.98	$13.34	$12.96

Income (loss) from investment operations:
Net investment income	0.04		0.07	0.04	0.03	0.03	0.02
Net realized and unrealized gain (loss) on investments	(1.12)		0.97	0.97	1.20	0.63	0.39

Total from investment operations	(1.08)		1.04	1.01	1.23	0.66	0.41

Less distributions from:
Net investment income	(0.04)		(0.07)	(0.06)	(0.01)	(0.02)	(0.03)
Capital gains	(0.00)		(0.51)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.04)		(0.58)	(0.06)	(0.01)	(0.02)	(0.03)

Net asset value, end of period	$15.49		$16.61	$16.15	$15.20	$13.98	$13.34

Total return	-6.54%		6.27%	6.67%	8.80%	4.98%	3.13%
Net assets, end of period (in thousands)	$12,152		$4,019	$3,018	$1,996	$898	$301
Ratio of expenses to average net assets	2.11	%(2)	2.11%	2.16%	2.25%	2.38%	2.43	%(2)
Ratio of net investment income (loss) to average net assets	0.27	%(2)	0.42%	0.27%	0.21%	0.19%	-0.12	%(2)
Portfolio turnover rate	16%		9%	23%	49%	37%	29	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY BALANCED FUND
      Class E Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:                              (Unaudited)

	For the six months ended		For the period from 4-2-07(2) through
	9-30-08		3-31-08

Net asset value, beginning of period	$16.65		$16.21

Income (loss) from investment operations:
Net investment income	0.12		0.24
Net realized and unrealized gain (loss) on investments	(1.13)		0.94

Total from investment operations	(1.01)		1.18

Less distributions from:
Net investment income	(0.11)		(0.23)
Capital gains	(0.00)		(0.51)

Total distributions	(0.11)		(0.74)

Net asset value, end of period	$15.53		$16.65

Total return (3)	-6.10%		7.11%
Net assets, end of period (in thousands)	$101		$107
Ratio of expenses to average net assets	1.16	%(4)	1.15	%(4)
Ratio of net investment income to average net assets	1.32	%(4)	1.39	%(4)
Portfolio turnover rate	16%		9	%(5)

(1)Class is closed.
(2)Commencement of operations of the class.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY BALANCED FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                              (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$16.65		$16.21

Income (loss) from investment operations:
Net investment income	0.12		0.26
Net realized and unrealized gain (loss) on investments	(1.12)		0.95

Total from investment operations	(1.00)		1.21

Less distributions from:
Net investment income	(0.12)		(0.26)
Capital gains	(0.00)		(0.51)

Total distributions	(0.12)		(0.77)

Net asset value, end of period	$15.53		$16.65

Total return	-6.04%		7.25%
Net assets, end of period (in thousands)	$101		$107
Ratio of expenses to average net assets	1.02	%(2)	1.04	%(2)
Ratio of net investment income to average net assets	1.45	%(2)	1.51	%(2)
Portfolio turnover rate	16%		9	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY BALANCED FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                     (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the period from 12-8-03(1) to
	9-30-08		2008	2007	2006	2005	3-31-04

Net asset value, beginning of period	$16.64		$16.18	$15.22	$14.00	$13.35	$12.96

Income (loss) from investment operations:
Net investment income	0.10		0.22	0.18	0.17	0.17	0.04
Net realized and unrealized gain (loss) on investments	(1.12)		0.97	0.98	1.21	0.65	0.40

Total from investment operations	(1.02)		1.19	1.16	1.38	0.82	0.44

Less distributions from:
Net investment income	(0.10)		(0.22)	(0.20)	(0.16)	(0.17)	(0.05)
Capital gains	(0.00)		(0.51)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.10)		(0.73)	(0.20)	(0.16)	(0.17)	(0.05)

Net asset value, end of period	$15.52		$16.64	$16.18	$15.22	$14.00	$13.35

Total return	-6.18%		7.16%	7.67%	9.89%	6.16%	3.43%
Net assets, end of period (in millions)	$31		$27	$28	$38	$44	$53
Ratio of expenses to average net assets	1.28	%(2)	1.28%	1.26%	1.26%	1.30%	1.36	%(2)
Ratio of net investment income to average net assets	1.19	%(2)	1.27%	1.16%	1.15%	1.25%	0.97	%(2)
Portfolio turnover rate	16%		9%	23%	49%	37%	29	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Accompanying Notes to Financial Statements.

SHAREHOLDER SUMMARY OF
IVY GLOBAL NATURAL RESOURCES FUND

Portfolio Highlights

On September 30, 2008, Ivy Global Natural Resources Fund had net assets totaling $5,568,222
(in thousands) invested in a diversified portfolio of:

54.43%	Foreign Common Stocks
42.19%	Domestic Common Stocks
3.38%	Cash and Cash Equivalents, Corporate Debt Securities and Preferred Stocks

As a shareholder of the Fund, for every $100 you had invested on September 30, 2008, your Fund was invested by country and by industry, respectively, as follows:

Country Weightings
North America	$49.94
United States	$42.38
Canada	$7.56
South America	$18.65
Brazil	$17.70
Other South America(1)	$0.95
Europe	$17.21
Russia	$8.13
Other Europe(2)	$5.17
Norway	$3.91
Pacific Basin(3)	$4.66
Bahamas/Caribbean	$3.99
Cayman Islands	$3.66
Other Bahamas/Caribbean(4)	$0.33
Other(5)	$3.02
Middle East(6)	$1.83
Cash and Cash Equivalents	$0.70

(1)Includes $0.95 Chile.

(2)Includes $0.69 France, $2.56 Germany, $0.33 Luxembourg, $0.33 Netherlands and
$1.26 United Kingdom.

(3)Includes $0.59 Australia, $1.74 China, $0.23 Hong Kong, $0.71 Indonesia, $0.19 Philippines,
$0.43 Singapore, $0.09 Taiwan and $0.68 Thailand.

(4)Includes $0.33 Bermuda.

(5)Includes $2.41 Panama and $0.61 South Africa.

(6)Includes $0.26 Cyprus, $1.10 Israel and $0.47 Kazakhstan.

Sector Weightings
Energy Stocks	$45.76
Materials Stocks	$32.25
Industrials Stocks	$11.84
Utilities Stocks	$4.67
Information Technology Stocks	$3.41
Miscellaneous Stocks(7)	$1.27
Cash and Cash Equivalents and Corporate Debt Securities	$0.80

(7)Includes $0.87 Financials Stocks and $0.40 Consumer Staples Stocks.

The Investments of Ivy Global Natural Resources Fund
September 30, 2008
(In Thousands) (Unaudited)

COMMON STOCKS	Shares	Value
Australia - 0.59%
BHP Billiton Limited, ADR	195	$10,133
Paladin Energy Ltd (A)(B)	6,206	19,767
Sino Gold Mining Limited (A)(B)	328	1,049
Sino Gold Mining Limited (A)(B)(C)	612	1,959
		32,908
Bermuda - 0.33%
Bunge Limited	250	15,795
Katanga Mining Limited (A)(B)	546	2,579
		18,374
Brazil - 15.21%
Aracruz Celulose S.A., ADR	300	11,013
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP (B)	490	6,790
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP, ADR	490	13,892
Companhia de Saneamento de Minas Gerais (B)	4,410	46,814
Companhia Energetica de Minas Gerais - CEMIG, ADR	2,940	58,035
Companhia Siderurgica Nacional, ADR	1,100	23,386
Companhia Vale do Rio Doce, ADR	11,773	208,380
CPFL Energia S.A. (B)	830	15,611
Petroleo Brasileiro S.A.- PETROBRAS, ADR	8,300	310,586
Suzano Bahia Sul Papel E Celulose S.A. (B)	9,700	83,751
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS (B)	1,354	27,285
Votorantim Celulose e Papel S.A. (B)	1,000	15,361
Votorantim Celulose e Papel S.A., ADR	1,700	26,197
		847,101
Canada - 7.56%
Aquiline Resources Inc. (A)(B)	2,016	7,900
ARISE Technologies Corporation (A)(B)	5,000	4,134
Atacama Minerals Corp. (A)(B)(D)	5,880	2,818
Canadian Natural Resources Limited (A)(B)	500	34,296
First Quantum Minerals Ltd. (B)	655	24,633
MGM Energy Corp. (A)(B)	12,543	5,775
Pason Systems Inc. (B)	1,000	12,309
Potash Corporation of Saskatchewan Inc.	2,300	303,623
Sino-Forest Corporation (A)(B)(C)	2,011	25,336
		420,824
Cayman Islands - 3.66%
China High Speed Transmission Equipment Group Co., Ltd. (B)	13,700	25,074
JA Solar Holdings Co., Ltd., ADR (A)	5,500	57,997
Noble Corporation	1,225	53,777
Subsea 7 Inc. (A)(B)	2,940	39,793
Suntech Power Holdings Co., Ltd., ADR (A)	750	26,903
		203,544
Chile - 0.95%
Sociedad Quimica y Minera de Chile S.A., ADR	2,100	52,941

China - 1.74%
Yingli Green Energy Holding Company Limited, ADR (A)(D)	8,800	96,976

Cyprus - 0.26%
Buried Hill Energy (Cyprus) Public Company Limited (A)(B)(E)	3,630	14,520

France - 0.69%
Saft Groupe SA (B)	150	5,940
Vallourec (B)	150	32,367
		38,307
Germany - 2.56%
Q-Cells AG (A)(B)	250	21,253
SGL Carbon AG (A)(B)	1,960	77,864
Wacker Chemie AG (A)(B)	300	43,342
		142,459
Hong Kong - 0.23%
Fushan International Energy Group Limited (A)(B)	6,850	2,644
Guangdong Investment Limited (B)	39,200	9,258
Harbin Power Equipment Company Limited (A)(B)	1,165	835
		12,737
Indonesia - 0.71%
PT Bumi Resources Tbk (B)	24,102	8,016
PT Indo Tambangraya Megah Tbk. (A)(B)	3,210	7,398
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (A)(B)	8,716	3,230
PT Tambang Batubara Bukit Asam (Persero) Tbk (A)(B)	21,500	21,074
		39,718
Israel - 1.10%
Israel Chemicals Ltd. (A)(B)	4,250	61,081

Kazakhstan - 0.47%
Joint Stock Company KazMunaiGas Exploration Production, GDR (B)	1,650	26,096

Luxembourg - 0.33%
Tenaris S.A., ADR	500	18,645

Netherlands - 0.33%
AMG Advanced Metallurgical Group N.V. (A)(B)	450	18,409

Norway - 3.91%
Aker Solutions ASA (B)	3,425	55,462
Renewable Energy Corporation ASA (A)(B)	6,850	126,976
SeaDrill Limited (B)	1,700	35,221
		217,659
Panama - 2.41%
McDermott International, Inc. (A)	5,250	134,138

Philippines - 0.19%
Energy Development Corporation (B)	98,000	8,536
Manila Water Company, Inc. (A)(B)	5,850	2,089
		10,625
Russia - 8.13%
OAO LUKOIL, ADR	525	31,303
OAO TMK, GDR (B)	980	24,812
Open Joint Stock Company Gazprom, ADR (B)	9,500	303,586
Uralkali Group, GDR (A)(B)	2,940	93,049
		452,750
Singapore - 0.43%
Indofood Agri Resources Ltd. (A)(B)	6,115	3,400
Straits Asia Resources Limited (A)(B)	19,600	20,598
		23,998
South Africa - 0.61%
Impala Platinum Holdings Limited (B)	1,673	34,155

Taiwan - 0.09%
Epistar Corporation (A)(B)	3,888	5,276

Thailand - 0.68%
Banpu Public Company Limited (A)(B)	3,250	28,619
Banpu Public Company Limited, Registered Shares (A)(B)	1,000	8,959
		37,578
United Kingdom - 1.26%
Eurasian Natural Resources Corporation PLC (A)(B)	3,000	27,318
Pangea DiamondFields plc (A)(B)(C)	2,150	516
Randgold Resources Limited, ADR	1,030	42,163
		69,997
United States - 42.19%
Allegheny Technologies Incorporated	3,008	88,889
Boardwalk Pipeline Partners, LP	735	15,141
Cameron International Corporation (A)	2,130	82,090
Celanese Corporation, Series A	1,960	54,704
Commercial Metals Company	1,355	22,886
Complete Production Services, Inc. (A)	2,850	57,371
Copano Energy, L.L.C., Units	1,000	24,490
Cytec Industries Inc.	400	15,564
DCP Midstream Partners, LP	225	3,807
Denbury Resources Inc. (A)	500	9,520
Domtar Corporation (A)	22,040	101,383
Enbridge Energy Partners, L.P.	165	6,544
Energy Recovery, Inc. (A)	980	9,266
Energy Transfer Equity, L.P.	900	19,575
Energy Transfer Partners, L.P.	1,500	55,245
Enterprise Products Partners L.P.	1,000	25,770
First Solar, Inc. (A)	506	95,629
FMC Corporation	200	10,278
Foster Wheeler Ltd. (A)	335	12,116
Freeport-McMoRan Copper & Gold Inc., Class B	850	48,323
GrafTech International Ltd. (A)	5,500	83,105
Halliburton Company (F)	5,250	170,048
Hess Corporation	1,030	84,542
Intrepid Potash, Inc. (A)	500	15,070
Magellan Midstream Partners, L.P. (A)	116	3,768
MarkWest Energy Partners, L.P.	375	9,480
Massey Energy Company (D)	5,000	178,350
Mosaic Company	2,906	197,693
National Oilwell Varco, Inc. (A)	2,500	125,575
Peabody Energy Corporation	3,300	148,500
Petrohawk Energy Corporation (A)	11,000	237,930
Plains All American Pipeline, L.P.	800	31,696
Regency Energy Partners LP	500	9,132
Rockwood Holdings, Inc. (A)	3,100	79,546
Shaw Group Inc. (The) (A)	750	23,048
Smith International, Inc.	735	43,100
Targa Resources Partners LP	400	6,836
Transocean Inc.	980	107,643
Verso Paper Holdings LLC (D)	3,920	10,349
Williams Partners L.P.	980	25,333
		2,349,335

TOTAL COMMON STOCKS - 96.62%		$5,380,151
(Cost: $6,562,652)

PREFERRED STOCKS
Brazil - 2.39%
Bradespar S.A. (B)	3,530	48,009
CESP - Companhia Energetica de Sao Paulo (B)	5,219	45,228
Companhia Energetica de Minas Gerais - CEMIG (B)	2,000	39,203
		132,440
United States - 0.19%
Konarka Technologies, Inc., 8.0% Cumulative (A)(E)	3,500	10,850

TOTAL PREFERRED STOCKS - 2.58%		$143,290
(Cost: $171,503)

CORPORATE DEBT SECURITIES	Principal
Brazil
Bahia Sul Celulose S.A.,
8.614%, 12-1-12 (C)(G)(H)	BRL10,692	5,619

TOTAL CORPORATE DEBT SECURITIES - 0.10%		$5,619
(Cost: $5,165)

SHORT-TERM SECURITIES
Repurchase Agreements
J.P. Morgan Securities, Inc., Repurchase Agreement dated 9-30-08 to be repurchased at $29,762,
0.050%, 10-1-08 (I)	$29,762	29,762

TOTAL SHORT-TERM SECURITIES - 0.53%		$29,762
(Cost: $29,762)

TOTAL INVESTMENT SECURITIES - 99.83%		$5,558,822
(Cost: $6,769,082)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.17%		9,400

NET ASSETS - 100.00%		$5,568,222

Notes to Schedule of Investments
The following forward currency contracts were outstanding at September 30, 2008:
Type	Currency	Currency Amount Covered by Contract	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	1,925	10-30-08	$58	$-
Sell	British Pound	1,200	11-6-08	193	-
Sell	British Pound	530	12-18-08	-	7
Sell	Euro	5,000	10-30-08	766	-
Sell	Euro	1,000	11-6-08	81	-
Sell	Euro	28,000	12-4-08	737	-
Sell	Norwegian Krone	12,000	10-9-08	291	-
Sell	Norwegian Krone	75,000	10-16-08	2,025	-
Sell	Norwegian Krone	75,000	10-23-08	1,872	-
Sell	Norwegian Krone	75,000	10-30-08	1,707	-
Sell	Norwegian Krone	110,000	11-6-08	2,362	-
Sell	Norwegian Krone	225,000	11-20-08	2,990	-
Sell	Norwegian Krone	139,600	12-4-08	1,442	-
Sell	South African Rand	69,000	10-8-08	538	-
Sell	South African Rand	92,000	10-22-08	828	-
Sell	South African Rand	70,000	10-29-08	701	-
Sell	South African Rand	36,000	11-5-08	252	-

				$16,843	$7

(A)No dividends were paid during the preceding 12 months.
(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2008, the total value of these securities amounted to $33,430 or 0.60% of net assets.

(D)Deemed to be an affiliate due to the Fund having at least 5% of the voting securities.
(E)Restricted security. At September 30, 2008, the following restricted securities were owned:
Security	Acquisition Date	Shares	Cost	Market Value
Buried Hill Energy (Cyprus) Public Company Limited:	5-1-07	3,335	$5,003	$13,340
	4-17-08	295	1,180	1,180
Konarka Technologies, Inc.	8-31-07	3,500	10,850	10,850

			$17,033	$25,370

The total value of these securities represented approximately 0.46% of net assets at September 30, 2008.
(F)Security serves as cover for the following written option outstanding at September 30, 2008:
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value
Halliburton Company	10	October/55.0	$1,832	$20

(G)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.
(H)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real)
(I)Collateralized by $26,699 United States Treasury Bond, 5.250% due 11-15-28; market value and accrued interest aggregate $30,156.

Securities with an aggregate market value of $1,216,495, representing 21.85% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.
The following acronyms are used throughout this portfolio: ADR = American Depositary Receipts GDR = Global Depositary Receipts

Market Sector Diversification
(as a % of net assets)
Energy	45.76%
Materials	32.35%
Industrials	11.84%
Utilities	4.67%
Information Technology	3.41%
Financials	0.87%
Consumer Staples	0.40%
Other+	0.70%
+Includes cash and cash equivalents and other assets and liabilities
See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities
      IVY GLOBAL NATURAL RESOURCES FUND
      September 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value: Securities (cost - $6,371,290)	$5,270,329
Affiliated company (cost - $397,792)	288,493

5,558,822
Cash	54,401
Unrealized appreciation on forward currency contracts	16,843
Cash denominated in foreign currencies (cost - $5,694)	5,811
Receivables:
Investment securities sold	390,371
Fund shares sold	22,302
Dividends and interest	9,469
Prepaid and other assets	119

Total assets	6,058,138

LIABILITIES
Payable for investment securities purchased	463,446
Payable to Fund shareholders	15,207
Accrued management fee	4,366
Accrued distribution and service fees	3,086
Accrued shareholder servicing	2,633
Outstanding written options at value (premium received - $1,832)	20
Accrued accounting services fee	15
Accrued administrative fee	8
Unrealized depreciation on forward currency contracts	7
Other	1,128

Total liabilities	489,916

Total net assets	$5,568,222

NET ASSETS
Capital paid in (shares authorized - unlimited)	$6,340,776
Accumulated undistributed income (loss):
Accumulated net investment loss	(98,272)
Accumulated net realized gain on investment transactions	516,859
Net unrealized depreciation in value of investments	(1,191,141)

Net assets applicable to outstanding units of capital	$5,568,222

Net asset value per share (net assets divided by shares outstanding):
Class A	$25.51
Class B	$23.84
Class C	$23.29
Class E	$25.36
Class I	$25.70
Class R	$25.32
Class Y	$25.59
Advisor Class	$25.30
Capital shares outstanding:
Class A	133,923
Class B	9,387
Class C	48,907
Class E	123
Class I	7,919
Class R	974
Class Y	21,764
Advisor Class	10

See Accompanying Notes to Financial Statements.

Statement of Operations
      IVY GLOBAL NATURAL RESOURCES FUND
      For the Six Months Ended September 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT LOSS
Income:
Dividends (net of foreign withholding taxes of $4,157)	$56,231
Dividends from affiliates	120
Interest and amortization (net of foreign withholding taxes of $42)	1,020

Total income	57,371

Expenses:
Investment management fee	33,931
Distribution and service fees:
Class A	6,694
Class B	1,748
Class C	8,973
Class E	5
Class R	78
Class Y	1,097
Shareholder servicing:
Class A	5,382
Class B	403
Class C	1,578
Class E	21
Class I	116
Class R	31
Class Y	673
Advisor Class	–– *
Custodian fees	1,010
Accounting services fee	87
Legal fees	65
Administrative fee	50
Audit fees	32
Other	1,369

Total	63,343
Less expenses in excess of limit	(211)

Total expenses	63,132

Net investment loss	(5,761)

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Realized net loss on securities**	$(281,075)
Realized net gain on forward currency contracts	62,182
Realized net gain on written options	6,206
Realized net loss on foreign currency transactions	(5,934)

Realized net loss on investments	(218,621)

Unrealized depreciation in value of securities during the period***	(2,325,002)
Unrealized appreciation in value of forward currency contracts during the period	16,574
Unrealized appreciation in value of written options during the period	1,812
Unrealized appreciation in value of foreign currency exchange transactions during the period	455

Unrealized depreciation in value of investments during the period	(2,306,161)

Net loss on investments	(2,524,782)

Net decrease in net assets resulting from operations	$(2,530,543)

*Not shown due to rounding.
**Includes $3,662 of realized loss on affiliated securities.
***Includes $120,539 of unrealized depreciation on affiliated securities.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY GLOBAL NATURAL RESOURCES FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2008	2008

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(5,761)	$(3,673)
Realized net gain (loss) on investments	(218,621)	1,263,117
Unrealized appreciation (depreciation)	(2,306,161)	170,936

Net increase (decrease) in net assets resulting from operations	(2,530,543)	1,430,380

Distributions to shareholders from: (1)
Net investment income:
Class A	(––)	(65,248)
Class B	(––)	(695)
Class C	(––)	(7,927)
Class E	(––)	(18)
Class I	(––)	(846)
Class R	(––)	(226)
Class Y	(––)	(11,854)
Advisor Class	(––)	(7)
Realized gains on investment transactions:
Class A	(––)	(404,076)
Class B	(––)	(30,582)
Class C	(––)	(149,863)
Class E	(––)	(168)
Class I	(––)	(3,528)
Class R	(––)	(1,246)
Class Y	(––)	(56,028)
Advisor Class	(-)	(30)

	(-)	(732,342)

Capital share transactions	(75,005)	2,390,679

Total increase (decrease)	(2,605,548)	3,088,717
NET ASSETS
Beginning of period	8,173,770	5,085,053

End of period	$5,568,222	$8,173,770

Accumulated net investment loss	$(98,272)	$(86,577)

(1)See "Financial Highlights" on pages 211 - 218.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                      (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the fiscal period ended		For the fiscal year ended
	9-30-08		2008	2007	2006	2005	3-31-04		12-31-03

Net asset value, beginning of period	$36.53		$31.67	$30.13	$22.65	$17.63	$16.69		$11.50

Income (loss) from investment operations:
Net investment income (loss)	0.01	(1)	0.05 (1)	0.17 (1)	0.12	(0.04)	0.03		0.10
Net realized and unrealized gain (loss) on investments	(11.03	)(1)	8.54 (1)	4.40 (1)	8.88	5.06	0.91		5.14

Total from investment operations	(11.02)		8.59	4.57	9.00	5.02	0.94		5.24

Less distributions from:
Net investment income	(0.00)		(0.52)	(0.16)	(0.00)	(0.00)*	(0.00)		(0.05)
Capital gains	(0.00)		(3.21)	(2.87)	(1.52)	(0.00)	(0.00)		(0.00)

Total distributions	(0.00)		(3.73)	(3.03)	(1.52)	(0.00)*	(0.00)		(0.05)

Net asset value, end of period	$25.51		$36.53	$31.67	$30.13	$22.65	$17.63		$16.69

Total return(2)	-30.17%		26.65%	15.47%	40.76%	28.50%	5.63%		45.61%
Net assets, end of period (in millions)	$3,417		$5,168	$3,360	$2,343	$895	$192		$95
Ratio of expenses to average net assets	1.32	%(3)	1.27%	1.31%	1.40%	1.55%	1.65	%(3)	1.89%
Ratio of net investment income (loss) to average net assets	0.03	%(3)	0.14%	0.57%	0.73%	-0.52%	-0.80	%(3)	-0.66%
Portfolio turnover rate	114%		142%	106%	104%	110%	29%		58%

*Not shown due to rounding.

(1)Based on average weekly shares outstanding.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                      (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended
9-30-08	2008	2007	2006	2005	3-31-04	12-31-03

Net asset value, beginning of period	$34.27	$29.78	$28.57	$21.72	$17.04	$16.16	$11.19

Income (loss) from investment operations:
Net investment income (loss)	(0.13	)(1)	(0.23	)(1)	(0.05)	0.03	(0.04)	(0.01)	(0.06)
Net realized and unrealized gain (loss) on investments	(10.30	)(1)	8.00	(1)	4.13	8.34	4.72	0.89	5.03

Total from investment operations	(10.43)	7.77	4.08	8.37	4.68	0.88	4.97

Less distributions from:
Net investment income	(0.00)	(0.07)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(3.21)	(2.87)	(1.52)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(3.28)	(2.87)	(1.52)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$23.84	$34.27	$29.78	$28.57	$21.72	$17.04	$16.16

Total return	-30.44%	25.64%	14.55%	39.59%	27.46%	5.45%	44.42%
Net assets, end of period (in millions)	$224	$345	$272	$223	$110	$30	$21
Ratio of expenses to average net assets	2.09	%(2)	2.07%	2.12%	2.23%	2.39%	2.42	%(2)	2.90%
Ratio of net investment loss to average net assets	-0.74	%(2)	-0.64%	-0.24%	-0.10%	-1.35%	-1.59	%(2)	-1.54%
Portfolio turnover rate	114%	142%	106%	104%	110%	29%	58%

(1)Based on average weekly shares outstanding.
(2)Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                      (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended
9-30-08	2008	2007	2006	2005	3-31-04	12-31-03

Net asset value, beginning of period	$33.47	$29.19	$28.04	$21.32	$16.72	$15.86	$10.97

Income (loss) from investment operations:
Net investment income (loss)	(0.12	)(1)	(0.20	)(1)	(0.03)	0.02	(0.09)	0.00	0.04
Net realized and unrealized gain (loss) on investments	(10.06	)(1)	7.86	(1)	4.05	8.22	4.69	0.86	4.85

Total from investment operations	(10.18)	7.66	4.02	8.24	4.60	0.86	4.89

Less distributions from:
Net investment income	(0.00)	(0.17)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(3.21)	(2.87)	(1.52)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(3.38)	(2.87)	(1.52)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$23.29	$33.47	$29.19	$28.04	$21.32	$16.72	$15.86

Total return	-30.41%	25.72%	14.65%	39.72%	27.51%	5.42%	44.58%
Net assets, end of period (in millions)	$1,139	$1,749	$1,138	$801	$312	$64	$34
Ratio of expenses to average net assets	2.03	%(2)	1.99%	2.04%	2.15%	2.31%	2.38	%(2)	2.65%
Ratio of net investment loss to average net assets	-0.69	%(2)	-0.58%	-0.16%	-0.02%	-1.28%	-1.54	%(2)	-1.48%
Portfolio turnover rate	114%	142%	106%	104%	110%	29%	58%

(1)Based on average weekly shares outstanding.
(2)Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class E Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                           (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$36.41		$32.00

Income (loss) from investment operations:
Net investment income (loss)	(0.10	)(2)	0.03
Net realized and unrealized gain (loss) on investments	(10.95	)(2)	7.94

Total from investment operations	(11.05)		7.97

Less distributions from:
Net investment income	(0.00)		(0.35)
Capital gains	(0.00)		(3.21)

Total distributions	(0.00)		(3.56)

Net asset value, end of period	$25.36		$36.41

Total return(3)	-30.35%		24.42%
Net assets, end of period (in millions)	$3		$3
Ratio of expenses to average net assets including expense waiver	1.87	%(4)	2.29	%(4)
Ratio of net investment loss to average net assets including expense waiver	-0.53	%(4)	-1.02	%(4)
Ratio of expenses to average net assets excluding expense waiver	2.22	%(4)	2.29	%(4)(5)
Ratio of net investment loss to average net assets excluding expense waiver	-0.88	%(4)	-1.02	%(4)(5)
Portfolio turnover rate	114%		142	%(6)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)There was no waiver of expenses during the period.
(6)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                             (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$36.74		$32.16

Income (loss) from investment operations:
Net investment income	0.06	(2)	0.05	(2)
Net realized and unrealized gain (loss) on investments	(11.10	)(2)	8.51	(2)

Total from investment operations	(11.04)		8.56

Less distributions from:
Net investment income	(0.00)		(0.77)
Capital gains	(0.00)		(3.21)

Total distributions	(0.00)		(3.98)

Net asset value, end of period	$25.70		$36.74

Total return	-30.05%		26.14%
Net assets, end of period (in millions)	$203		$71
Ratio of expenses to average net assets	1.00	%(3)	1.00	%(3)
Ratio of net investment income to average net assets	0.36	%(3)	0.30	%(3)
Portfolio turnover rate	114%		142	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class R Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                              (Unaudited)

	For the six months ended		For the fiscal year ended March 31,		For the period from 12-29-05(1) to
	9-30-08		2008	2007	3-31-06

Net asset value, beginning of period	$36.30		$31.62	$30.10	$26.11

Income (loss) from investment operations:
Net investment income	(0.04	)(2)	0.24	0.05 (2)	0.06
Net realized and unrealized gain (loss) on investments	(10.94	)(2)	8.23	4.44 (2)	3.93

Total from investment operations	(10.98)		8.47	4.49	3.99

Less distributions from:
Net investment income	(0.00)		(0.58)	(0.10)	(0.00)
Capital gains	(0.00)		(3.21)	(2.87)	(0.00)

Total distributions	(0.00)		(3.79)	(2.97)	(0.00)

Net asset value, end of period	$25.32		$36.30	$31.62	$30.10

Total return	-30.25%		26.31%	15.20%	15.28%
Net assets, end of period (in thousands)	$24,657	$24,623		$3,893	$115
Ratio of expenses to average net assets	1.54	%(3)	1.55%	1.58%	1.69	%(3)
Ratio of net investment income (loss) to average net assets	-0.20	%(3)	-0.22%	0.23%	0.82	%(3)
Portfolio turnover rate	114%		142%	106%	104	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the 12 months ended March 31, 2006.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                    (Unaudited)

	For the six months ended		For the fiscal year ended March 31,			For the fiscal period ended		For the period from 7-24-03(1) to
	9-30-08		2008	2007	2006	2005	3-31-04	12-31-03

Net asset value, beginning of period	$36.62		$31.84	$30.27	$22.70	$17.66	$16.70		$12.60

Income (loss) from investment operations:
Net investment income (loss)	0.03	(2)	0.17	0.21 (2)	0.24 (2)	(0.02)	0.01		0.00
Net realized and unrealized gain (loss) on investments	(11.06	)(2)	8.50	4.43 (2)	8.85 (2)	5.13	0.95		4.16

Total from investment operations	(11.03)		8.67	4.64	9.09	5.11	0.96		4.16

Less distributions from:
Net investment income	(0.00)		(0.68)	(0.20)	(0.00)	(0.07)	(0.00)		(0.06)
Capital gains	(0.00)		(3.21)	(2.87)	(1.52)	(0.00)	(0.00)		(0.00)

Total distributions	(0.00)		(3.89)	(3.07)	(1.52)	(0.07)	(0.00)		(0.06)

Net asset value, end of period	$25.59		$36.62	$31.84	$30.27	$22.70	$17.66		$16.70

Total return	-30.12%		26.74%	15.63%	41.07%	28.98%	5.75%		33.03%
Net assets, end of period (in millions)	$557	$813	$311	$116	$21		$4	$1
Ratio of expenses to average net assets including expense waiver	1.20	%(3)	1.20%	1.20%	1.20%	1.20%	1.20	%(3)	1.39	%(3)
Ratio of net investment income (loss) to average net assets including expense waiver	0.14	%(3)	0.16%	0.66%	0.91%	-0.19%	-0.35	%(3)	-0.54	%(3)
Ratio of expenses to average net assets excluding expense waiver	1.25	%(3)	1.26%	1.27%	1.35%	1.48%	1.63	%(3)	1.39	%(3)(4)
Ratio of net investment income (loss) to average net assets excluding expense waiver	0.09	%(3)	0.11%	0.59%	0.76%	-0.47%	-0.79	%(3)	-0.54	%(3)(4)
Portfolio turnover rate	114%		142%	106%	104%	110%	29%		58	%(5)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.
(5)For the 12 months ended December 31, 2003.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL NATURAL RESOURCES FUND
      Advisor Class Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:                                      (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the fiscal period ended	For the fiscal year ended
9-30-08	2008	2007	2006	2005	3-31-04	12-31-03

Net asset value, beginning of period	$36.16	$31.48	$29.92	$22.45	$17.47	$16.54	$11.43

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.26	0.31	0.13	(0.14)	(0.03)	(0.58)
Net realized and unrealized gain (loss) on investments	(10.89)	8.43	4.34	8.86	5.14	0.96	5.78

Total from investment operations	(10.86)	8.69	4.65	8.99	5.00	0.93	5.20

Less distributions from:
Net investment income	(0.00)	(0.80)	(0.22)	(0.00)	(0.02)	(0.00)	(0.09)
Capital gains	(0.00)	(3.21)	(2.87)	(1.52)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(4.01)	(3.09)	(1.52)	(0.02)	(0.00)	(0.09)

Net asset value, end of period	$25.30	$36.16	$31.48	$29.92	$22.45	$17.47	$16.54

Total return	-30.03%	27.09%	15.86%	41.09%	28.63%	5.62%	45.55%
Net assets, end of period (in thousands)	$243	$375	$322	$368	$476	$512	$484
Ratio of expenses to average net assets	0.94	%(2)	0.93%	0.95%	1.25%	1.47%	1.57	%(2)	2.19%
Ratio of net investment income (loss) to average net assets	0.41	%(2)	0.52%	0.94%	0.97%	-0.36%	-0.74	%(2)	-0.41%
Portfolio turnover rate	114%	142%	106%	104%	110%	29%	58%

(1)Class is closed.
(2)Annualized.

See Accompanying Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY REAL ESTATE SECURITIES FUND

Portfolio Highlights

On September 30, 2008, Ivy Real Estate Securities Fund had net assets totaling $427,232 (in thousands) invested in a diversified portfolio of:

92.08%	Domestic Common Stocks and Investment Funds
7.04%	Cash and Cash Equivalents
0.88%	Foreign Common Stocks

Sector Weightings

As a shareholder of the Fund, for every $100 you had invested on September 30, 2008, your Fund owned:

Financials Stocks	$91.21
Cash and Cash Equivalents	$7.04
Miscellaneous Stocks(1)	$1.75

(1)Includes $0.76 Consumer Discretionary Stocks, $0.35 Health Care Stocks and $0.64 Telecommunication Services Stocks.

The Investments of Ivy Real Estate Securities Fund
September 30, 2008
(In Thousands) (Unaudited)

COMMON STOCKS	Shares	Value
Diversified Real Estate Activities - 0.50%
DuPont Fabros Technology, Inc.	139	$2,126

Diversified REITs - 7.56%
Liberty Property Trust	36	1,359
PS Business Parks, Inc.	90	5,190
Vornado Realty Trust	207	18,845
Washington Real Estate Investment Trust	189	6,908
		32,302
Health Care Facilities - 0.35%
Sun Healthcare Group, Inc. (A)	103	1,513

Hotels, Resorts & Cruise Lines - 0.76%
Gaylord Entertainment Company (A)	43	1,263
Marriott International, Inc., Class A	76	1,972
		3,235
Industrial REITs - 7.63%
AMB Property Corporation	145	6,587
EastGroup Properties, Inc.	63	3,077
ProLogis	555	22,912
		32,576
Office REITs - 17.12%
Alexandria Real Estate Equities, Inc.	68	7,627
BioMed Realty Trust, Inc.	135	3,571
Boston Properties, Inc.	187	17,496
Corporate Office Properties Trust	189	7,617
Cousins Properties Incorporated	107	2,710
Digital Realty Trust, Inc.	206	9,719
Douglas Emmett, Inc.	349	8,061
Duke Realty Corporation	7	167
Kilroy Realty Corporation	162	7,721
Maguire Properties, Inc.	83	493
SL Green Realty Corp.	123	7,951
		73,133
Real Estate Management & Development - 0.88%
Brookfield Properties Corporation	237	3,757

Residential REITs - 12.75%
American Campus Communities, Inc.	79	2,667
Apartment Investment and Management Company, ClassA	108	3,793
AvalonBay Communities, Inc.	122	12,007
BRE Properties, Inc., Class A	135	6,630
Camden Property Trust	37	1,701
Equity Residential	257	11,405
Essex Property Trust, Inc.	106	12,590
Mid-America Apartment Communities, Inc.	75	3,691
		54,484
Retail REITs - 26.54%
Acadia Realty Trust	176	4,437
Developers Diversified Realty Corporation	210	6,652
Federal Realty Investment Trust	108	9,245
General Growth Properties, Inc.	212	3,200
Kimco Realty Corporation	347	12,833
Macerich Company (The)	206	13,137
National Retail Properties, Inc.	162	3,873
Regency Centers Corporation	128	8,556
Saul Centers, Inc.	65	3,275
Simon Property Group, Inc.	392	38,064
Tanger Factory Outlet Centers, Inc.	76	3,346
Taubman Centers, Inc.	136	6,785
		113,403
Specialized REITs - 17.26%
Cogdell Spencer Inc.	5	80
Extra Space Storage Inc.	23	352
Health Care Property Investors, Inc.	332	13,311
Health Care REIT, Inc.	139	7,372
Healthcare Realty Trust Incorporated	107	3,119
Hersha Hospitality Trust	313	2,329
Host Hotels & Resorts, Inc.	472	6,275
LaSalle Hotel Properties	119	2,766
Nationwide Health Properties, Inc.	166	5,976
Public Storage, Inc.	193	19,139
Ventas, Inc.	263	13,012
		73,731
Wireless Telecommunication Service - 0.64%
American Tower Corporation, Class A (A)	45	1,611
Crown Castle International Corp. (A)	39	1,121
		2,732

TOTAL COMMON STOCKS - 91.99%		$392,992
(Cost: $339,158)

INVESTMENT FUNDS
Sector Fund-Real Estate
ProShares UltraShort Real Estate	54	$4,142

TOTAL INVESTMENT FUNDS - 0.97%		$4,142
(Cost: $4,195)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 4.90%
Avon Capital Corp. (Avon Products, Inc.),
2.050%, 10-8-08	$2,000	1,999
Coca-Cola Company (The),
2.100%, 10-22-08	5,000	4,994
Danaher Corporation,
1.750%, 10-6-08	4,000	3,999
E.I. du Pont de Nemours and Company,
2.100%, 10-20-08	3,000	2,997
Praxair Inc.,
2.100%, 10-6-08	3,772	3,771
Walgreen Co.,
1.000%, 10-1-08	3,212	3,212
		20,972
United States Government Obligations - 2.11%
United States Treasury Bills:
0.100%, 10-9-08	4,000	4,000
0.300%, 10-23-08	5,000	4,999
		8,999

TOTAL SHORT-TERM SECURITIES - 7.01%		$29,971
(Cost: $29,970)

TOTAL INVESTMENT SECURITIES - 99.97%		$427,105
(Cost: $373,323)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.03%		127

NET ASSETS - 100.00%		$427,232

Notes to Schedule of Investments
(A)No dividends were paid during the preceding 12 months.
See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities
      IVY REAL ESTATE SECURITIES FUND
      September 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $373,323)	$427,105
Receivables:
Investment securities sold	2,811
Dividends and interest	1,356
Fund shares sold	536
Prepaid and other assets	37

Total assets	431,845

LIABILITIES
Payable for investment securities purchased	2,226
Payable to Fund shareholders	1,655
Accrued management fee	318
Accrued shareholder servicing	197
Accrued distribution and service fees	79
Due to custodian	23
Accrued accounting services fee	11
Other	104

Total liabilities	4,613

Total net assets	$427,232

NET ASSETS
Capital paid in (shares authorized - unlimited)	$380,252
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	744
Accumulated net realized loss on investment transactions	(7,546)
Net unrealized appreciation in value of investments	53,782

Net assets applicable to outstanding units of capital	$427,232

Net asset value per share (net assets divided by shares outstanding):
Class A	$19.23
Class B	$19.02
Class C	$19.11
Class E	$19.26
Class I	$19.34
Class R	$19.25
Class Y	$19.25
Capital shares outstanding:
Class A	14,306
Class B	703
Class C	813
Class E	29
Class I	74
Class R	12
Class Y	6,282

See Accompanying Notes to Financial Statements.

Statement of Operations
      IVY REAL ESTATE SECURITIES FUND
      For the Six Months Ended September 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT INCOME
Income:
Dividends (net of foreign withholding taxes of $12)	$5,204
Interest and amortization	281

Total income	5,485

Expenses (Note 2):
Investment management fee	1,919
Shareholder servicing:
Class A	678
Class B	56
Class C	42
Class E	4
Class I	1
Class R	–– *
Class Y	93
Distribution and service fees:
Class A	339
Class B	67
Class C	72
Class E	1
Class R	1
Class Y	157
Accounting services fee	68
Audit fees	22
Custodian fees	13
Legal fees	1
Other	152

Total	3,686
Less expenses in excess of limit	(1)

Total expenses	3,685

Net investment income	1,800

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS
Realized net loss on investments	(1,398)
Unrealized depreciation in value of investments during the period	(1,913)

Net loss on investments	(3,311)

Net decrease in net assets resulting from operations	$(1,511)

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY REAL ESTATE SECURITIES FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2008	2008

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,800	$4,203
Realized net gain (loss) on investments	(1,398)	15,420
Unrealized depreciation	(1,913)	(134,861)

Net decrease in net assets resulting from operations	(1,511)	(115,238)

Distributions to shareholders from:(1)
Net investment income:
Class A	(1,313)	(1,960)
Class B	(8)	(8)
Class C	(15)	(17)
Class E	(1)	(1)
Class I	(11)	(15)
Class R	(1)	(1)
Class Y	(839)	(1,363)
Realized gains on investment transactions:
Class A	(––)	(25,382)
Class B	(––)	(1,303)
Class C	(––)	(1,366)
Class E	(––)	(35)
Class I	(––)	(120)
Class R	(––)	(14)
Class Y	(––)	(12,133)

	(2,188)	(43,718)

Capital share transactions	30,704	(148,593)

Total increase (decrease)	27,005	(307,549)
NET ASSETS
Beginning of period	400,227	707,776

End of period	$427,232	$400,227

Accumulated undistributed net investment income	$744	$1,132

(1)See "Financial Highlights" on pages 226 - 232.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                      (Unaudited)

	For the six months ended		For the fiscal year ended March 31,						For the fiscal period ended				For the fiscal year ended
	9-30-08		2008	2007		2006		2005	3-31-04				7-31-03

Net asset value, beginning of period	$19.34		$26.14		$23.11		$18.13		$16.99		$13.42		$11.93

Income (loss) from investment operations:
Net investment income	0.20		0.19		0.10		0.15		0.15	(1)	0.62		0.48
Net realized and unrealized gain (loss) on investments	(0.22)		(4.87)		4.05		5.81		1.93	(1)	3.38		1.72

Total from investment. operations	(0.02)		(4.68)		4.15		5.96		2.08		4.00		2.20

Less distributions from:
Net investment income	(0.09)		(0.15)		(0.15)		(0.18)		(0.25)		(0.24)		(0.48)
Capital gains	(0.00)		(1.97)		(0.97)		(0.80)		(0.69)		(0.19)		(0.23)

Total distributions	(0.09)		(2.12)		(1.12)		(0.98)		(0.94)		(0.43)		(0.71)

Net asset value, end of period	$19.23		$19.34		$26.14		$23.11		$18.13		$16.99		$13.42

Total return(2)	-0.09%		-18.13%		18.09%		33.53%		12.09%		29.78%		19.65%
Net assets, end of period (in millions)	$275		$253	$395		$256		$155		$44			$60
Ratio of expenses to average net assets including expense wavier	1.78	%(3)	1.67%		1.57%		1.64%		1.67%		1.48	%(3)(4)	1.46%
Ratio of net investment income to average net assets including expense wavier	2.24	%(3)	0.70%		0.54%		0.91%		0.95%		4.35	%(3)(4)	2.95%
Ratio of expenses to average net assets excluding expense waiver	1.78	%(3)(5)	1.67	%(5)	1.57	%(5)	1.64	%(5)	1.67	%(5)	1.49	%(3)(4)	1.46	%(5)
Ratio of net investment income to average net assets excluding expense waiver	2.24	%(3)(5)	0.70	%(5)	0.54	%(5)	0.91	%(5)	0.95	%(5)	4.34	%(3)(4)	2.95	%(5)
Portfolio turnover rate	18%		27%		35%		35%		48%		35%		48%

(1)Based on average weekly shares outstanding.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from August 1, 2003 up to the time of merger. Actual expenses that applied to Class A shareholders were lower than shown above.
(5)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                      (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the period from 12-8-03(1) to
9-30-08	2008	2007	2006	2005	3-31-04

Net asset value, beginning of period	$19.15	$25.91	$23.00	$18.08	$16.97	$15.18

Income (loss) from investment operations:
Net investment income (loss)	0.12	(0.08)	(0.09)	0.01	(0.07	)(2)	0.07
Net realized and unrealized gain (loss) on investments	(0.24)	(4.79)	3.97	5.72	1.95	(2)	2.08

Total from investment operations	(0.12)	(4.87)	3.88	5.73	1.88	2.15

Less distributions from:
Net investment income	(0.01)	(0.01)	(0.00)	(0.01)	(0.08)	(0.17)
Capital gains	(0.00)	(1.88)	(0.97)	(0.80)	(0.69)	(0.19)

Total distributions	(0.01)	(1.89)	(0.97)	(0.81)	(0.77)	(0.36)

Net asset value, end of period	$19.02	$19.15	$25.91	$23.00	$18.08	$16.97

Total return	-0.62%	-18.98%	16.93%	32.19%	10.91%	14.46%
Net assets, end of period (in millions)	$13	$13	$22	$15	$10	$2
Ratio of expenses to average net assets	2.89	%(3)	2.71%	2.57%	2.66%	2.73%	3.02	%(3)
Ratio of net investment income (loss) to average net assets	1.13	%(3)	-0.24%	-0.42%	0.01%	-0.24%	-5.40	%(3)
Portfolio turnover rate	18%	27%	35%	35%	48%	35	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the eight months ended March 31, 2004.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                      (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the period from 12-8-03(1) to
	9-30-08		2008	2007	2006	2005	3-31-04

Net asset value, beginning of period	$19.22		$26.01	$23.04	$18.10	$16.99	$15.18

Income (loss) from investment operations:
Net investment income (loss)	0.14		0.00	(0.06)	0.03	0.12	0.08
Net realized and unrealized gain (loss) on investments	(0.23)		(4.85)	4.00	5.73	1.82	2.09

Total from investment operations	(0.09)		(4.85)	3.94	5.76	1.94	2.17

Less distributions from:
Net investment income	(0.02)		(0.02)	(0.00)	(0.02)	(0.14)	(0.17)
Capital gains	(0.00)		(1.92)	(0.97)	(0.80)	(0.69)	(0.19)

Total distributions	(0.02)		(1.94)	(0.97)	(0.82)	(0.83)	(0.36)

Net asset value, end of period	$19.11		$19.22	$26.01	$23.04	$18.10	$16.99

Total return	-0.47%		-18.84%	17.17%	32.38%	11.21%	14.59%
Net assets, end of period (in millions)	$16		$13	$26	$17	$10	$2
Ratio of expenses to average net assets	2.61	%(2)	2.50%	2.39%	2.46%	2.49%	2.82	%(2)
Ratio of net investment income (loss) to average net assets	1.43	%(2)	0.03%	-0.28%	0.15%	0.14%	-4.46	%(2)
Portfolio turnover rate	18%		27%	35%	35%	48%	35	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3) For the eight months ended March 31, 2004.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class E Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                           (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$19.36		$26.37

Income (loss) from investment operations:
Net investment income (loss)	0.19		(0.32	)(2)
Net realized and unrealized loss on investments	(0.26)		(4.78	)(2)

Total from investment operations	(0.07)		(5.10)

Less distributions from:
Net investment income	(0.03)		(0.03)
Capital gains	(0.00)		(1.88)

Total distributions	(0.03)		(1.91)

Net asset value, end of period	$19.26		$19.36

Total return(3)	-0.39%		-19.55%
Net assets, end of period (in thousands)	$551		$425
Ratio of expenses to average net assets including expense wavier	2.39	%(4)	2.77	%(4)
Ratio of net investment income (loss) to average net assets including expense wavier	1.65	%(4)	-1.47	%(4)
Ratio of expenses to average net assets excluding expense waiver	2.88	%(4)	2.77	%(4)(5)
Ratio of net investment income (loss) to average net assets excluding expense waiver	1.16	%(4)	-1.47	%(4)(5)
Portfolio turnover rate	18%		27	%(6)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)There was no wavier of expenses during the period.
(6)For the12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                              (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$19.43		$26.38

Income (loss) from investment operations:
Net investment income	0.28	(2)	0.18	(2)
Net realized and unrealized loss on investments	(0.22	)(2)	(4.92	)(2)

Total from investment operations	0.06		(4.74)

Less distributions from:
Net investment income	(0.15)		(0.24)
Capital gains	(0.00)		(1.97)

Total distributions	(0.15)		(2.21)

Net asset value, end of period	$19.34		$19.43

Total return	0.28%		-18.17%
Net assets, end of period (in millions)	$2		$1
Ratio of expenses to average net assets	1.16	%(3)	1.17	%(3)
Ratio of net investment income to average net assets	2.91	%(3)	0.75	%(3)
Portfolio turnover rate	18%		27	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class R Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                   (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the period from 12-29-05(1) to
9-30-08	2008	2007	3-31-06

Net asset value, beginning of period	$19.35	$26.14	$23.11	$20.55

Income (loss) from investment operations:
Net investment income (loss)	0.25	0.12	0.15	(0.20)
Net realized and unrealized gain (loss) on investments	(0.25)	(4.81)	3.98	2.79

Total from investment operations	0.00	(4.69)	4.13	2.59

Less distributions from:
Net investment income	(0.10)	(0.13)	(0.13)	(0.03)
Capital gains	(0.00)	(1.97)	(0.97)	(0.00)

Total distributions	(0.10)	(2.10)	(1.10)	(0.03)

Net asset value, end of period	$19.25	$19.35	$26.14	$23.11

Total return	0.00%	-18.12%	17.98%	12.59%
Net assets, end of period (in thousands)	$242	$175	$158	$113
Ratio of expenses to average net assets	1.70	%(2)	1.68%	1.68%	1.73	%(2)
Ratio of net investment income (loss) to average net assets	2.40	%(2)	0.26%	0.43%	-3.64	%(2)
Portfolio turnover rate	18%	27%	35%	35	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the 12 months ended March 31, 2006.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY REAL ESTATE SECURITIES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                      (Unaudited)

For the six months ended	For the fiscal year ended March 31,	For the period from 12-8-03(1) to
9-30-08	2008	2007	2006	2005	3-31-04

Net asset value, beginning of period	$19.35	$26.15	$23.12	$18.14	$16.99	$15.18

Income (loss) from investment operations:
Net investment income	0.26	0.36	0.23	0.27	0.26	(2)	0.04
Net realized and unrealized gain (loss) on investments	(0.23)	(4.99)	3.97	5.75	1.87	(2)	2.15

Total from investment operations	0.03	(4.63)	4.20	6.02	2.13	2.19

Less distributions from:
Net investment income	(0.13)	(0.20)	(0.20)	(0.24)	(0.29)	(0.19)
Capital gains	(0.00)	(1.97)	(0.97)	(0.80)	(0.69)	(0.19)

Total distributions	(0.13)	(2.17)	(1.17)	(1.04)	(0.98)	(0.38)

Net asset value, end of period	$19.25	$19.35	$26.15	$23.12	$18.14	$16.99

Total return	0.15%	-17.89%	18.32%	33.86%	12.40%	14.78%
Net assets, end of period (in millions)	$121	$120	$265	$216	$148	$91
Ratio of expenses to average net assets	1.38	%(3)	1.38%	1.37%	1.39%	1.44%	1.60	%(3)
Ratio of net investment income to average net assets	2.62	%(3)	1.19%	0.94%	1.27%	1.59%	0.14	%(3)
Portfolio turnover rate	18%	27%	35%	35%	48%	35	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the eight months ended March 31, 2004.

See Accompanying Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY BOND FUND

Portfolio Highlights

On September 30, 2008, Ivy Bond Fund had net assets totaling $119,803 (in thousands) invested in a diversified portfolio of:

95.39%	Bonds
4.32%	Cash and Cash Equivalents
0.29%	Preferred Stocks

Sector Weightings

As a shareholder of the Fund, for every $100 you had invested on September 30, 2008, your Fund owned:

United States Government Agency Obligations	$41.86
Corporate Bonds	$40.82
United States Government Obligations	$12.71
Cash and Cash Equivalents	$4.32
Preferred Stocks	$0.29

Quality Weightings

On September 30, 2008, the breakdown of bonds (by ratings) held by the Fund was as follows:

Investment Grade
AAA	62.14%
AA	2.30%
A	5.17%
BBB	16.97%
Non-Investment Grade
BB	3.84%
Non-rated	4.97%
Cash and Cash Equivalents and Equities	4.61%

Ratings reflected in the wheel are taken from Standard & Poor's.

Certain U.S. government securities in which the Fund may invest, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

On Sept. 7 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

The Investments of Ivy Bond Fund
September 30, 2008
(In Thousands) (Unaudited)

PREFERRED STOCKS	Shares	Value
Office REIT's - 0.15%
PS Business Parks, Inc., 7.0% Cumulative	11	$182

Specialized REIT's - 0.14%
Public Storage, Inc., 6.25% Cumulative	11	166

TOTAL PREFERRED STOCKS - 0.29%		$348
(Cost: $520)

CORPORATE DEBT SECURITIES	Principal
Banking - 1.14%
Citigroup Inc.,
8.400%, 4-29-49 (A)	$ 700	477
Colonial Bank, N.A.,
6.375%, 12-1-15	400	298
Schwab Capital Trust I,
7.500%, 11-15-37 (A)	720	594
		1,369
Cable & Satellite - 1.05%
Comcast Corporation,
6.400%, 5-15-38	1,000	798
Cox Communications, Inc.,
7.125%, 10-1-12	450	458
		1,256
Car Loan - 0.40%
Capital Auto Receivables Asset Trust 2006-1,
7.160%, 1-15-13 (B)	245	232
Capital Auto Receivables Asset Trust 2007-2,
8.300%, 2-18-14 (B)	275	254
		486
Construction & Engineering - 0.25%
USG Corporation,
6.300%, 11-15-16	400	302

Consumer Products - 0.36%
Estee Lauder Companies Inc. (The),
6.000%, 5-15-37	500	432

Electric - 1.26%
E.ON International Finance B.V.,
6.650%, 4-30-38 (B)	420	407
FirstEnergy Generation Corp.,
6.850%, 6-1-34	295	270
NiSource Finance Corp.,
6.800%, 1-15-19	350	318
Pennsylvania Electric Company,
5.125%, 4-1-14	250	226
TransAlta Corporation,
6.650%, 5-15-18	300	283
		1,504
Electronics - 0.28%
Tyco Electronics Ltd.:
6.550%, 10-1-17	190	183
7.125%, 10-1-37	165	155
		338
Finance - Other - 3.45%
Allied Capital Corporation,
6.625%, 7-15-11	685	667
American Capital Strategies, Ltd.,
6.850%, 8-1-12	635	588
Ameriprise Financial, Inc.,
7.518%, 6-1-66 (A)	730	555
Capmark Financial Group Inc.:
5.875%, 5-10-12	340	169
6.300%, 5-10-17	200	79
Janus Capital Group Inc.:
6.250%, 6-15-12	315	298
6.700%, 6-15-17	300	258
JPMorgan Chase & Co.,
7.900%, 4-29- 49 (A)	190	160
Lazard Group LLC,
6.850%, 6-15-17	950	787
Symetra Financial Corporation,
8.300%, 10-15-37 (A)(B)	885	575
		4,136
Gas - Pipelines - 2.23%
El Paso Corporation,
7.250%, 6-1-18	735	684
Magellan Midstream Partners, L.P.,
6.400%, 7-15-18	200	196
NGPL PipeCo LLC,
7.768%, 12-15-37 (B)	745	729
Plains All American Pipeline, L.P.,
6.500%, 5-1-18 (B)	750	677
Williams Partners L.P. and Williams Partners Finance Corporation,
7.250%, 2-1-17	420	390
		2,676
Health Care Supply - 0.89%
Healthcare Realty Trust Incorporated,
5.125%, 4-1-14	660	572
Humana Inc.,
8.150%, 6-15-38	520	491
		1,063
Independent Finance - 0.33%
HSBC Finance Corporation,
5.700%, 6-1-11	400	398

Information / Data Technology - 0.77%
Fiserv, Inc.:
6.125%, 11-20-12	340	330
6.800%, 11-20-17	335	323
Intuit Inc.,
5.750%, 3-15-17	310	274
		927
Leasing - 0.33%
International Lease Finance Corporation:
6.375%, 3-25-13	360	227
5.625%, 9-20-13	250	163
		390
Life Insurance - 1.29%
Liberty Mutual Holding Company Inc.,
7.800%, 3-15-37 (B)	360	217
Prudential Financial, Inc.,
8.875%, 6-15-38 (A)(C)	250	235
StanCorp Financial Group, Inc.:
6.875%, 10-1-12	450	441
6.900%, 5-29-67 (A)	300	252
Willis North America Inc.,
6.200%, 3-28-17	455	396
		1,541
Oil & Gas Exploration & Production - 0.23%
Petro-Canada,
6.800%, 5-15-38	350	277

Other Mortgage-Backed Securities - 18.90%
ABFS Mortgage Loan Trust 2002-4,
7.423%, 12-15-33 (A)	97	61
Asset Securitization Corporation,
7.675%, 2-14-43 (A)	170	112
Asset Securitization Corporation (Interest Only),
1.589%, 10-13-26 (A)(B)(D)	893	26
Associates Manufactured Housing Contract Pass-Through Certificates,
7.725%, 6-15-28 (A)	79	80
Banc of America Alternative Loan Trust 2005-10:
5.668%, 11-25-35 (A)	133	61
5.668%, 11-25-35 (A)	275	137
Banc of America Alternative Loan Trust 2005-12:
5.809%, 1-25-36 (A)	213	76
5.809%, 1-25-36 (A)	294	148
Banc of America Alternative Loan Trust 2006- 4,
6.224%, 5-25-46 (A)	318	144
Banc of America Alternative Loan Trust 2006-8,
6.260%, 11-25-46 (A)	141	13
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2001-1,
6.125%, 4-15-36 (B)	380	305
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2002-2,
6.200%, 7-11-43 (B)	275	230
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-6,
5.352%, 9-10-47 (A)	350	318
Banc of America Mortgage 2007-1 Trust,
6.000%, 3-25-37	167	62
Banc of America Mortgage Trust 2004-7,
5.750%, 8-25-34	80	72
Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6,
6.000%, 10-15-36 (A)(B)	320	167
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4,
5.468%, 6-11-41 (A)	1,500	1,416
BlackRock Capital Finance,
7.750%, 9-25-26 (B)	97	53
Capital Auto Receivables Asset Trust 2007-1,
6.570%, 9-16-13 (B)	625	495
Capital Auto Receivables Asset Trust 2007-3,
8.000%, 3-17-14 (B)	480	422
Capital One Multi-asset Execution Trust,
5.750%, 7-15-20	295	259
CarMax Auto Owner Trust 2007-3,
7.580%, 3-17-14	380	332
C-Bass 2006-CB2 Trust,
5.860%, 12-25-36	530	303
C-Bass 2006-MH1 Trust:
6.250%, 10-25-36 (A)(B)	170	155
6.240%, 10-25-36 (A)(B)	102	87
CD 2006-CD2 Mortgage Trust,
5.805%, 1-15-46 (A)(C)	710	580
CD 2007-CD4 Commercial Mortgage Trust,
5.883%, 12-11-49 (C)	480	313
Cendant Mortgage Corporation and Bishop's Gate Residential Mortgage Trust,
6.250%, 6-25-32 (C)	113	82
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35 (A)	370	316
Chase Mortgage Finance Trust, Series 2003-S11,
5.500%, 10-25-33	111	101
CHL Mortgage Pass-Through Trust 2004-J4,
5.250%, 5-25-34	677	369
Citibank Credit Card Issuance Trust, Class 2005-C1,
5.500%, 3-24-17	200	149
CitiMortgage Alternative Loan Trust, Series 2007-A7:
6.238%, 7-25-37 (A)	154	10
6.250%, 7-25-37	428	321
COMM 2006-CNL2,
5.756%, 2-5-19 (A)(B)	95	76
Commercial Mortgage Asset Trust,
6.000%, 11-17-32	225	129
CountryPlace Manufactured Housing Contract Trust 2005-1,
5.200%, 12-15-35 (A)(C)	300	205
Credit Suisse First Boston Mortgage Securities Corp.,
6.000%, 11-25-18	36	31
CSAB Mortgage-Backed Trust 2006-2,
6.080%, 9-25-36 (A)	650	339
CSFB Commercial Mortgage Trust 2003-C4,
5.322%, 8-15-36 (A)(B)	500	264
CWHEQ Home Equity Loan Trust, Series 2006-S3,
6.085%, 6-25-21 (A)	675	281
CWHEQ Home Equity Loan Trust, Series 2006-S6,
5.962%, 3-25-34 (A)	210	67
CWHEQ Home Equity Loan Trust, Series 2007-S2,
5.934%, 5-25-37 (A)	572	250
Discover Card Execution Note Trust,
5.650%, 3-16-20	385	334
First Horizon Mortgage Pass-Through Trust 2003-8,
5.132%, 10-25-33 (A)	93	53
Flagstar Home Equity Loan Trust 2007-1,
5.997%, 1-25-35 (A)(B)	415	244
Ford Credit Auto Owner Trust 2006-B,
7.120%, 2-15-13 (B)	140	105
Ford Credit Auto Owner Trust 2006-C,
6.890%, 5-15-13 (C)	200	151
Ford Credit Auto Owner Trust 2007-A,
7.050%, 12-15-13 (B)	175	125
GE Capital Commercial Mortgage Corp. 2002-2,
6.039%, 8-11-36 (A)(B)	565	486
GE Commercial Mortgage Corporation, Series 2007-C1Trust,
5.543%, 12-10-49	340	287
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.394%, 4-25-32 (A)	262	159
5.250%, 4-25-32	177	162
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.250%, 11-25-32 (C)	269	225
5.250%, 11-25-32 (C)	231	210
GMACM Home Equity Loan Trust 2006-HE3,
6.088%, 10-25-36 (A)	485	132
GMACM Home Equity Loan Trust 2007-HE1,
5.952%, 8-25-37 (A)	570	216
Green Tree Financial Corporation:
6.400%, 10-15-18	49	49
7.350%, 5-15-27	28	29
GS Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2001-LIB,
6.733%, 2-14-16 (B)	225	236
Home Equity Loan Trust 2003-HS2,
5.090%, 7-25-33 (A)	17	15
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (C)	444	346
Hometown Commercial Trust 2007-1, Commercial Mortgage- Backed Notes, Series 2007-1,
6.057%, 6-11-39 (C)	459	371
J.P. Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8,
5.370%, 5-15-45	1,000	911
J.P. Morgan Mortgage Acquisition Trust 2006-CW2,
6.337%, 8-25-36 (A)	590	424
J.P. Morgan Mortgage Trust 2005-S2,
5.673%, 9-25-35 (A)	498	338
J.P. Morgan Mortgage Trust 2006-S3,
6.500%, 8-25-36	395	304
JPMorgan Auto Receivables Trust 2007-A,
7.090%, 2-15-14 (C)	152	137
Lehman XS Trust, Series 2005-8,
5.690%, 12-25-35	585	436
MASTR Asset Securitization Trust 2003-10,
5.500%, 11-25-33	169	155
MBNA Credit Card Master Note Trust,
6.800%, 7-15-14	325	292
Morgan Stanley Capital I Inc., 1999-FNVI, Class E,
7.877%, 3-15-31 (A)	1,000	1,001
Morgan Stanley Capital I Trust 2004-TOP15,
5.030%, 6-13-41	1,000	955
Morgan Stanley Capital I, Inc., Commercial Mortgage Pass-Through Certificates, Series 1998-XL2,
6.590%, 10-3-34 (A)	500	499
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
5.880%, 11-28-35 (A)(C)	155	70
5.880%, 11-28-35 (A)(C)	105	52
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4 (Interest Only),
1.166%, 11-28-35 (A)(C)(D)	4,837	59
National Collegiate Trust 1997-S2 (The),
7.240%, 9-20-14	115	44
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-D6,
6.000%, 3-15-30 (B)	500	426
Origen Manufactured Housing Contract Trust 2004-A,
5.700%, 1-15-35 (A)	100	91
Origen Manufactured Housing Contract Trust 2004-B,
5.730%, 11-15-35 (A)	50	44
Origen Manufactured Housing Contract Trust 2005-A:
4.490%, 5-15-18	91	89
5.860%, 6-15-36 (A)	120	101
Origen Manufactured Housing Contract Trust 2005-B,
5.605%, 5-15-22	80	77
RALI Series 2003-QS10 Trust,
5.750%, 5-25-33	236	193
RASC Series 2003-KS10 Trust,
6.410%, 12-25-33 (A)	88	48
Structured Asset Securities Corporation,
5.630%, 5-25-34 (A)	169	111
TimberStar Trust I,
6.208%, 10-15-36 (B)	460	359
Vanderbilt Mortgage and Finance, Inc.,
3.537%, 3-7-28 (A)	147	144
Wachovia Bank Commercial Mortgage Trust (The),
4.942%, 11-15-34 (B)	285	196
Wachovia Bank Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates Series 2006-C26,
6.011%, 6-15- 45 (A)	450	407
Wells Fargo Alternative Loan 2007-PA3 Trust,
6.202%, 7-25-37 (A)	867	350
Wells Fargo Mortgage Backed Securities 2003-9 Trust,
5.250%, 8-25-33 (B)	266	150
WFS Financial 2005-1 Owner Trust, A4,
3.870%, 8-17-12	772	767
WFS Financial 2005-2 Owner Trust,
4.390%, 11-19-12	58	59
		22,641
Other Non-Agency REMIC/CMO - 2.03%
Banco Hipotecario Nacional,
7.916%, 7-25-09 (C)	7	-	*
Bear Stearns Commercial Mortgage Securities Inc.,
5.064%, 5-14-16 (B)	2,000	2,007
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2:
6.000%, 7-15-31 (B)	500	311
6.000%, 7-15-31 (B)	100	79
Mellon Residential Funding,
6.750%, 6-25-28	29	29
		2,426
Pharmaceuticals - 0.27%
Amgen Inc.,
6.900%, 6-1-38	115	111
Laboratory Corporation of America Holdings,
5.500%, 2-1-13	215	209
		320
Property & Casualty Insurance - 1.05%
Commerce Group, Inc. (The),
5.950%, 12-9-13	615	603
Fund American Companies, Inc.,
5.875%, 5-15-13	560	415
Hartford Financial Services Group, Inc. (The),
8.125%, 6-15-38 (A)	280	239
		1,257
Publishing - 0.43%
Thomson Reuters Corporation,
6.500%, 7-15-18	545	521

REITs - 1.67%
Camden Property Trust,
4.700%, 7-15-09	600	588
Highwoods Realty Limited Partnership,
5.850%, 3-15-17	805	646
Nationwide Health Properties, Inc.,
6.000%, 5-20-15	440	415
Realty Income Corporation,
6.750%, 8-15-19	395	356
		2,005
Secondary Oil & Gas Producers - 0.58%
Plains Exploration & Production Company,
7.750%, 6-15-15	750	690

Securities - 0.21%
Goldman Sachs Capital I,
6.345%, 2-15-34	5	3
Jefferies Group, Inc.,
6.250%, 1-15-36	400	248
		251
Service - Other - 0.18%
ERAC USA Finance Company,
5.900%, 11-15-15 (B)	265	216

Steel - 0.62%
ArcelorMittal,
6.125%, 6-1-18 (B)	835	739

Utilities - Water - 0.37%
American Water Capital Corp.,
6.593%, 10-15-37	500	445

Wireless - 0.25%
Nextel Communications, Inc.,
6.875%, 10-31-13	440	299

TOTAL CORPORATE DEBT SECURITIES - 40.82%		$48,905
(Cost: $60,584)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 8.29%
Federal Home Loan Bank,
2.625%, 5-20-11	2,250	2,200
Federal Home Loan Mortgage Corporation:
3.250%, 2-25-11	4,940	4,928
3.750%, 6-28-13	1,155	1,146
Federal National Mortgage Association:
4.250%, 5-15-09	500	503
3.875%, 7-12-13	1,155	1,152
		9,929
Mortgage-Backed Obligations - 33.57%
Federal Home Loan Mortgage Association Fixed Rate Participation Certificates,
5.000%, 10-1-34	4,305	4,193
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
3.500%, 2-15-30	94	91
6.500%, 9-1-32	177	184
6.000%, 11-1-33	375	382
5.500%, 5-1-34	101	101
5.500%, 5-1-34	155	155
5.500%, 6-1-34	1,304	1,300
5.000%, 9-1-34	37	36
5.500%, 9-1-34	128	127
6.500%, 10-1-34	4,745	4,865
5.500%, 10-1-34	298	298
5.500%, 7-1-35	171	170
5.500%, 7-1-35	376	375
5.500%, 10-1-35	2,385	2,372
5.500%, 10-1-35	472	472
6.000%, 10-1-37	2,000	2,025
7.000%, 12-1-37	630	660
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 1-1-17	131	133
6.000%, 9-1-17	76	78
5.500%, 3-1-18	87	89
5.000%, 6-1-18	317	318
5.000%, 7-1-18	113	113
5.500%, 10-1-20	1,200	1,210
7.500%, 5-1-31	87	94
7.000%, 9-1-31	33	35
7.000%, 11-1-31	67	71
6.500%, 12-1-31	42	44
7.000%, 2-1-32	62	65
7.000%, 3-1-32	70	74
6.500%, 4-1-32	19	20
6.500%, 5-1-32	19	20
6.500%, 7-1-32	53	55
6.500%, 8-1-32	43	45
6.500%, 8-1-32	43	45
6.500%, 9-1-32	78	80
6.500%, 9-1-32	31	32
6.500%, 10-1-32	90	93
6.000%, 10-1-32	105	107
6.000%, 11-1-32	100	102
6.000%, 3-1-33	80	82
6.000%, 4-1-33	159	162
5.500%, 4-1-33	144	144
5.500%, 5-1-33	100	100
6.000%, 10-1-33	156	159
5.500%, 1-1-34	98	98
5.500%, 1-1-34	98	98
6.000%, 1-1-34	382	389
5.500%, 3-1-34	138	138
5.500%, 3-1-34	60	59
5.500%, 4-1-34	44	44
5.500%, 4-1-34	145	146
5.500%, 5-1-34	116	116
5.000%, 5-1-34	64	63
6.000%, 10-1-34	2,500	2,532
5.000%, 10-1-34	1,560	1,520
5.500%, 10-1-34	485	484
6.000%, 11-1-34	578	587
5.500%, 11-1-34	1,254	1,253
5.500%, 2-1-35	156	156
5.500%, 4-1-35	1,002	1,001
5.000%, 7-1-35	187	183
5.000%, 7-1-35	95	93
5.000%, 7-1-35	43	42
5.000%, 7-1-35	77	76
5.500%, 8-1-35	105	105
5.500%, 10-1-35	792	793
5.000%, 10-1-35	3,004	2,931
6.000%, 3-1-36	963	977
6.500%, 10-1-36	790	810
6.000%, 7-1-38	1,096	1,112
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
1.228%, 6-17-45 (A)(D)	4,685	195
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.500%, 10-1-35	2,845	2,848
		40,225

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 41.86%		$50,154
(Cost: $50,431)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations - 1.10%
United States Treasury Notes,
1.875%, 7-15-13 (E)	1,317	1,313

Treasury Obligations - 11.61%
United States Treasury Bonds,
5.375%, 2-15-31	2,775	3,144
United States Treasury Notes:
2.000%, 9-30-10	5,055	5,058
3.125%, 9-30-13 (F)	3,265	3,287
4.000%, 8-15-18	1,400	1,419
4.375%, 2-15-38	1,000	1,009
		13,917
TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 12.71%		$15,230
(Cost: $15,043)

SHORT-TERM SECURITIES
Commercial Paper - 23.37%
Air Products and Chemicals, Inc.,
1.500%, 10-1-08	$1,998	1,998
Automatic Data Processing Inc.,
2.000%, 10-1-08	4,000	4,000
Avon Capital Corp. (Avon Products, Inc.),
2.200%, 10-3-08	5,000	4,999
Danaher Corporation,
1.800%, 10-6-08	2,000	2,000
McCormick & Co. Inc.,
3.000%, 10-1-08	5,000	5,000
Pfizer Inc.,
1.800%, 10-8-08	5,000	4,998
Praxair Inc.,
2.050%, 10-10-08	5,000	4,997
		27,992
United States Government Obligations - 1.67%
United States Treasury Bills,
0.300%, 10-23-08	2,000	2,000

TOTAL SHORT-TERM SECURITIES - 25.04%		$29,992
(Cost: $29,992)

TOTAL INVESTMENT SECURITIES - 120.72%		$144,629
(Cost: $156,570)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (20.72%)		(24,826)

NET ASSETS - 100.00%		$119,803

Notes to Schedule of Investments
*Not shown due to rounding.
(A)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2008, the total value of these securities amounted to $11,050 or 9.22% of net assets.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2008, the total value of these securities amounted to $3,036 or 2.53% of net assets.

(D)Amount shown in principal column represents notional amount for computation of interest.

(E)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(F)This security serves as collateral for the following open futures contracts at September 30, 2008. A portion of this security was held on September 30 by Barclays due to the bankruptcy of the Lehman Brothers, the Fund's counter party to previous futures contracts. That portion was subsequently received from Barclays by the Fund after September 30.

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
United States 10 Year Treasury Note	Short	12-19-08	(8)	$(917)	$6
United States 30 Year Treasury Bond	Short	12-19-08	(67)	(7,851)	(17)
United States 5 Year Treasury Note	Short	12-31-08	(44)	(4,938)	26
United States 2 Year Treasury Note	Long	12-31-08	158	33,723	185

				$20,017	$200

The following acronyms are used throughout this portfolio: CMO = Collateralized Mortgage Obligation REMIC = Real Estate Mortgage Investment Conduit
See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities
      IVY BOND FUND
      September 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $156,570)	$144,629
Cash	769
Receivables:
Investment securities sold	5,801
Dividends and interest	990
Fund shares sold	620
Variation margin - futures	250
Prepaid and other assets	27

Total assets	153,086

LIABILITIES
Payable for investment securities purchased	32,570
Payable to Fund shareholders	253
Accrued management fee	52
Accrued distribution and service fees	49
Accrued shareholder servicing	36
Dividends payable	20
Accrued accounting services fee	6
Other	297

Total liabilities	33,283

Total net assets	$119,803

NET ASSETS
Capital paid in (shares authorized - unlimited)	$132,764
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	––
Accumulated net realized loss on investment transactions	(1,220)
Net unrealized depreciation in value of investments	(11,741)

Net assets applicable to outstanding units of capital	$119,803

Net asset value per share (net assets divided by shares outstanding):
Class A	$9.26
Class B	$9.26
Class C	$9.26
Class E	$9.26
Class I	$9.26
Class Y	$9.26
Capital shares outstanding:
Class A	11,498
Class B	357
Class C	926
Class E	116
Class I	19
Class Y	22

See Accompanying Notes to Financial Statements.

Statement of Operations
      IVY BOND FUND
      For the Six Months Ended September 30, 2008
      (In Thousands)                                                                                                               (Unaudited)

INVESTMENT INCOME
Income:
Interest and amortization	$3,035
Dividends	18

Total income	3,053

Expenses:
Investment management fee	295
Distribution and service fees:
Class A	128
Class B	15
Class C	28
Class E	–– *
Class Y	1
Shareholder servicing:
Class A	131
Class B	12
Class C	11
Class E	3
Class I	–– *
Class Y	–– *
Registration fees	38
Accounting services fee	33
Audit fees	11
Custodian fees	11
Legal fees	1
Other	26

Total	744
Less expenses in excess of limit	(1)

Total expenses	743

Net investment income	2,310

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Realized net loss on securities	(571)
Realized net loss on futures	(40)

Realized net loss on investments	(611)

Unrealized depreciation in value of securities during the period	(6,470)
Unrealized appreciation in value of futures during the period	325

Unrealized depreciation in value of investments during the period	(6,145)

Net loss on investments	(6,756)

Net decrease in net assets resulting from operations	$(4,446)

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY BOND FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2008	2008

INCREASE IN NET ASSETS
Operations:
Net investment income	$2,310	$3,918
Realized net loss on investments	(611)	(22)
Unrealized depreciation	(6,145)	(5,552)

Net decrease in net assets resulting from operations	(4,446)	(1,656)

Distributions to shareholders from:(1)
Net investment income:
Class A	(2,149)	(3,640)
Class B	(46)	(75)
Class C	(91)	(177)
Class E	(18)	(18)
Class I	(4)	(8)
Class Y	(2)	(–– )*
Realized gains on investment transactions:
Class A	(––)	(––)
Class B	(––)	(––)
Class C	(––)	(––)
Class E	(––)	(––)
Class I	(––)	(––)
Class Y	(—)	(—)

	(2,310)	(3,918)

Capital share transactions	23,117	38,841

Total increase	16,361	33,267
NET ASSETS
Beginning of period	103,442	70,175

End of period	$119,803	$103,442

Accumulated undistributed net investment income	$—	$—

*Not shown due to rounding
(1)See "Financial Highlights" on pages 253 - 258.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY BOND FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,						For the fiscal period ended			For the fiscal year ended
	9-30-08		2008	2007		2006		2005	3-31-04			9-30-03

Net asset value, beginning of period	$9.84		$10.46		$10.28		$10.52		$10.83	$10.73		$10.57

Income (loss) from investment operations:
Net investment income	0.20		0.47		0.46		0.42		0.41	0.23		0.45
Net realized and unrealized gain (loss) on investments	(0.58)		(0.62)		0.18		(0.24)		(0.30)	0.09		0.15

Total from investment operations	(0.38)		(0.15)		0.64		0.18		0.11	0.32		0.60

Less distributions from:
Net investment income	(0.20)		(0.47)		(0.46)		(0.42)		(0.42)	(0.22)		(0.44)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)	(0.00)		(0.00)

Total distributions	(0.20)		(0.47)		(0.46)		(0.42)		(0.42)	(0.22)		(0.44)

Net asset value, end of period	$9.26		$9.84		$10.46		$10.28		$10.52	$10.83		$10.73

Total return(1)	-3.86%		-1.51%		6.40%		1.74%		1.04%	3.03%		5.84%
Net assets, end of period (in millions)	$107		$95	$64		$56		$49		$23		$18
Ratio of expenses to average net assets including expense wavier	1.24	%(2)	1.21%		1.20%		1.23%		1.17%	1.46	%(2)(3)	1.15%
Ratio of net investment income to average net assets including expense wavier	4.19	%(2)	4.57%		4.48%		4.03%		3.84%	4.53	%(2)(3)	4.25%
Ratio of expenses to average net assets excluding expense wavier	1.24	%(2)(4)	1.21	%(4)	1.20	%(4)	1.23	%(4)	1.43%	2.36	%(2)(3)	2.01%
Ratio of net investment income to average net assets excluding expense wavier	4.19	%(2)(4)	4.57	%(4)	4.48	%(4)	4.03	%(4)	3.58%	3.64	%(2)(3)	3.39%
Portfolio turnover rate	193%		75%		91%		126%		200%	78%		119%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from October 1, 2003 up to the time of merger. Expenses for Class A shares before and after the merger were limited to 1.15% of average net assets.
(4)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY BOND FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the period from 12-8-03(1) to
	9-30-08		2008	2007	2006	2005	3-31-04

Net asset value, beginning of period	$9.84		$10.46	$10.28	$10.52	$10.83	$10.64

Income (loss) from investment operations:
Net investment income	0.15		0.36	0.34	0.30	0.28	0.11
Net realized and unrealized gain (loss) on investments	(0.58)		(0.62)	0.18	(0.24)	(0.31)	0.19

Total from investment operations	(0.43)		(0.26)	0.52	0.06	(0.03)	0.30

Less distributions from:
Net investment income	(0.15)		(0.36)	(0.34)	(0.30)	(0.28)	(0.11)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.15)		(0.36)	(0.34)	(0.30)	(0.28)	(0.11)

Net asset value, end of period	$9.26		$9.84	$10.46	$10.28	$10.52	$10.83

Total return	-4.41%		-2.59%	5.22%	0.57%	-0.23%	2.77%
Net assets, end of period (in thousands)	$3,303		$2,476	$1,828	$1,451	$744	$287
Ratio of expenses to average net assets	2.39	%(2)	2.31%	2.32%	2.38%	2.45%	2.76	%(2)
Ratio of net investment income to average net assets	3.02	%(2)	3.46%	3.37%	2.90%	2.63%	3.04	%(2)
Portfolio turnover rate	193%		75%	91%	126%	200%	78	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY BOND FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the period from 12-8-03(1) to
	9-30-08		2008	2007	2006	2005	3-31-04

Net asset value, beginning of period	$9.84		$10.46	$10.28	$10.52	$10.83	$10.64

Income (loss) from investment operations:
Net investment income	0.16	(2)	0.39	0.37	0.31	0.27	0.11
Net realized and unrealized gain (loss) on investments	(0.58	)(2)	(0.62)	0.18	(0.24)	(0.31)	0.19

Total from investment operations	(0.42)		(0.23)	0.55	0.07	(0.04)	0.30

Less distributions from:
Net investment income	(0.16)		(0.39)	(0.37)	(0.31)	(0.27)	(0.11)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.16)		(0.39)	(0.37)	(0.31)	(0.27)	(0.11)

Net asset value, end of period	$9.26		$9.84	$10.46	$10.28	$10.52	$10.83

Total return	-4.28%		-2.31%	5.48%	0.66%	-0.40%	2.77%
Net assets, end of period (in thousands)	$8,577		$5,259	$4,096	$1,737	$547	$115
Ratio of expenses to average net assets	2.11	%(3)	2.02%	2.06%	2.28%	2.59%	2.61	%(3)
Ratio of net investment income to average net assets	3.30	%(3)	3.76%	3.62%	3.01%	2.47%	3.09	%(3)
Portfolio turnover rate	193%		75%	91%	126%	200%	78	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the six months ended March 31, 2004.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY BOND FUND
      Class E Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$9.84		$10.46

Income (loss) from investment operations:
Net investment income	0.18	(2)	0.43	(2)
Net realized and unrealized loss on investments	(0.58	)(2)	(0.62	)(2)

Total from investment operations	(0.40)		(0.19)

Less distributions from:
Net investment income	(0.18)		(0.43)
Capital gains	(0.00)		(0.00)

Total distributions	(0.18)		(0.43)

Net asset value, end of period	$9.26		$9.84

Total return(3)	-4.03%		-1.85%
Net assets, end of period (in millions)	$1		$1
Ratio of expenses to average net assets including expense wavier	1.58	%(4)	1.59	%(4)
Ratio of net investment income to average net assets including expense wavier	3.87	%(4)	4.14	%(4)
Ratio of expenses to average net assets excluding expense wavier	1.80	%(4)	1.59	%(4)(5)
Ratio of net investment income to average net assets excluding expense wavier	3.65	%(4)	4.14	%(4)(5)
Portfolio turnover rate	193%		75	%(6)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)There was no waiver of expenses during the period.
(6)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY BOND FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$9.84		$10.46

Income (loss) from investment operations:
Net investment income	0.22		0.50	(2)
Net realized and unrealized loss on investments	(0.58)		(0.62	)(2)

Total from investment operations	(0.36)		(0.12)

Less distributions from:
Net investment income	(0.22)		(0.50)
Capital gains	(0.00)		(0.00)

Total distributions	(0.22)		(0.50)

Net asset value, end of period	$9.26		$9.84

Total return	-3.69%		-1.17%
Net assets, end of period (in thousands)	$173		$180
Ratio of expenses to average net assets	0.90	%(3)	0.91	%(3)
Ratio of net investment income to average net assets	4.55	%(3)	4.87	%(3)
Portfolio turnover rate	193%		75	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY BOND FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,							For the period from 12-8-03(1) to
	9-30-08		2008	2007		2006		2005		3-31-04

Net asset value, beginning of period	$9.84		$10.46		$10.28		$10.52		$10.83		$10.64

Income (loss) from investment operations:
Net investment income	0.19	(2)	0.46	(2)	0.46		0.41		0.39		0.13
Net realized and unrealized gain (loss) on investments	(0.58	)(2)	(0.62	)(2)	0.18		(0.24)		(0.31)		0.19

Total from investment operations	(0.39)		(0.16)		0.64		0.17		0.08		0.32

Less distributions from:
Net investment income	(0.19)		(0.46)		(0.46)		(0.41)		(0.39)		(0.13)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)		(0.00)

Total distributions	(0.19)		(0.46)		(0.46)		(0.41)		(0.39)		(0.13)

Net asset value, end of period	$9.26		$9.84		$10.46		$10.28		$10.52		$10.83

Total return	-3.91%		-1.60%		6.43%		1.62%		0.75%		3.03%
Net assets, end of period (in thousands)	$204		$24	$42		$20		$34		$25
Ratio of expenses to average net assets including expense wavier	1.36	%(3)	1.34%		1.09%		1.34%		1.46%		1.54	%(3)
Ratio of net investment income to average net assets including expense wavier	4.03	%(3)	4.42%		4.60%		3.91%		3.65%		3.99	%(3)
Ratio of expenses to average net assets excluding expense wavier	1.58	%(3)	1.34	%(4)	1.09	%(4)	1.34	%(4)	1.46	%(4)	1.54	%(3)(4)
Ratio of net investment income to average net assets excluding expense wavier	3.80	%(3)	4.42	%(4)	4.60	%(4)	3.91	%(4)	3.65	%(4)	3.99	%(3)(4)
Portfolio turnover rate	193%		75%		91%		126%		200%		78	%(5)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)There was no waiver of expenses during the period.
(5)For the six months ended March 31, 2004.

See Accompanying Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY GLOBAL BOND FUND

Portfolio Highlights

On September 30, 2008, Ivy Global Bond Fund had net assets totaling $39,171 (in thousands) invested in a diversified portfolio of:

39.98%	Cash and Cash Equivalents
24.46%	Other Government Securities
17.46%	Foreign Corporate Debt Securities
10.93%	United States Government and Government Agency Obligations
6.54%	Domestic Corporate Debt Securities
0.63%	Senior Loans

Sector Weightings

As a shareholder of the Fund, for every $100 you had invested on September 30, 2008, your Fund owned:

Cash and Cash Equivalents and Senior Loans	$40.61
Other Government Securities	$24.46
United States Government and Government Agency Obligations	$10.93
Financials Bonds	$7.55
Industrials Bonds	$5.35
Miscellaneous Bonds(1)	$4.40
Consumer Staples Bonds	$3.43
Materials Bonds	$3.27

(1)Includes $1.25 Consumer Discretionary Bonds, $1.28 Energy Bonds and $1.87 Utilities Bonds.

Certain U.S. government securities in which the Fund may invest, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

Quality Weightings

On September 30, 2008, the breakdown of bonds (by ratings) held by the Fund was as follows:

Investment Grade
AAA	35.19%
AA	1.86%
A	1.23%
BBB	7.96%
Non-Investment Grade
BB	8.82%
B	2.19%
Non-Rated	2.77%
Cash and Cash Equivalents	39.98%

Ratings reflected in the wheel are taken from Standard & Poor's and Moody's.

Country Weightings

As a shareholder of the Fund, for every $100 you had invested on September 30, 2008, your Fund was invested in geographic regions as follows:

Cash and Cash Equivalents	$39.98
Europe	$26.08
France	$9.26
United Kingdom	$6.25
Other Europe(1)	$3.76
Russia	$2.47
Switzerland	$2.35
Norway	$1.99
North America	$22.99
United States	$18.10
Other North America(2)	$4.89
Pacific Basin(3)	$3.65
South America(4)	$2.79
Middle East(5)	$1.86
Bahamas/Caribbean(6)	$1.80
Other(7)	$0.85

(1)Includes $1.79 Germany, $0.51 Ireland, $0.80 Luxembourg and $0.66 Netherlands.

(2)Includes $4.30 Canada and $0.59 Mexico.

(3)Includes $0.41 Australia, $0.64 Burma, $0.88 China, $1.08 Hong Kong and $0.64 Indonesia.

(4)Includes $2.79 Brazil.

(5)Includes $1.86 United Arab Emirates.

(6)Includes $0.58 Bahamas, $0.62 British Virgin Islands and $0.60 Cayman Islands.

(7)Includes $0.85 Panama.

The Investments of Ivy Global Bond Fund
September 30, 2008
(In Thousands) (Unaudited)

CORPORATE DEBT SECURITIES	Principal	Value
Agriculture - 0.96%
Ciliandra Perkasa Finance Company Pte. Ltd.,
10.750%, 12-8-11	$ 250	$249
Independencia International Ltd.,
9.875%, 5-15-15	150	124
		373
Banking - 0.89%
Banco BMG S.A.,
8.750%, 7-1-10	167	160
VTB Capital S.A.,
6.609%, 10-31-12	250	190
		350
Beverage / Bottling - 2.86%
AmBev International Finance Co. Ltd.,
9.500%, 7-24-17 (A)	BRL450	177
Diageo Finance B.V.,
5.500%, 4-1-13	$ 250	252
Miller Brewing Company,
5.500%, 8-15-13	350	358
Panamerican Beverages, Inc.,
7.250%, 7-1-09	325	333
		1,120
Conglomerate / Diversified Mfg - 3.63%
BAE Systems Holdings Inc.,
4.750%, 8-15-10 (C)	500	507
Bombardier Inc.,
6.750%, 5-1-12	250	245
Ingersoll-Rand Global Holding Company Limited,
6.000%, 8-15-13	250	249
Noble Group Limited,
8.500%, 5-30-13	500	425
		1,426
Electric - 1.86%
Abu Dhabi National Energy Company PJSC,
5.620%, 10-25-12	750	727

Finance Companies - 2.54%
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (B)	250	241
ISA Capital do Brasil S.A.,
7.875%, 1-30-12	250	240
Toyota Motor Credit Corporation,
6.750%, 9-21-09 (A)	NZD769	512
		993
Food Processors - 0.29%
Sadia Overseas Ltd.,
6.875%, 5-24-17	$ 150	115

Food Processors / Bev / Bottling - 0.60%
Iansa Overseas Limited,
7.250%, 7-28-12	250	236

Leisure - 0.62%
Royal Caribbean Cruises Ltd.,
8.750%, 2-2-11	250	243

Metals / Mining - 3.22%
ALROSA Finance S.A.,
8.875%, 11-17-14	250	206
Evraz Group S.A.,
8.875%, 4-24-13	375	315
Indo Integrated Energy B.V.,
8.500%, 6-1-12	300	259
Peabody Energy Corporation,
6.875%, 3-15-13	250	241
Vedanta Resources plc,
6.625%, 2-22-10	250	238
		1,259
Paper / Forest Products - 1.52%
International Paper Company,
7.400%, 6-15-14	250	250
Sino-Forest Corporation,
9.125%, 8-17-11	350	347
		597
Publishing - 0.90%
Pearson Dollar Finance Two plc,
5.500%, 5-6-13	350	354

Service - Other - 1.15%
Allied Waste Industries, Inc.,
6.500%, 11-15-10	250	245
Waste Management, Inc.,
7.375%, 8-1-10	200	207
		452
Transportation - Other - 0.58%
Ultrapetrol (Bahamas) Limited,
9.000%, 11-24-14	250	228

Utilities - 0.70%
CESP - Companhia Energetica de Sao Paulo,
9.750%, 1-15-15 (A)	BRL500	272

Utilities - Water - 0.63%
Veolia Environnement,
5.250%, 6-3-13	$ 250	246

Wireless - 1.05%
Mobile TeleSystems OJSC,
8.700%, 6-12-18 (A)	RUB6,000	213
VIP Finance Ireland Limited,
8.375%, 4-30-13	$ 250	199
		412

TOTAL CORPORATE DEBT SECURITIES - 24.00%		$9,403
(Cost: $10,095)

SENIOR LOANS
Consumer Products
Wm. Wrigley Jr. Company,
0.000%, 7-17-14 (B)	250	245

TOTAL SENIOR LOANS - 0.63%		$245
(Cost: $248)

OTHER GOVERNMENT SECURITIES
Australia - 0.41%
Commonwealth of Australia Treasury Bonds,
5.750%, 6-15-11 (A)	AUD200	161

Canada - 3.68%
Canadian Government Bonds,
4.000%, 9-1-10 (A)	CAD1,500	1,441

France - 8.63%
French Treasury Notes (BTAN),
3.750%, 9-12-10 (A)	EUR2,400	3,382

Germany - 1.79%
Bundesobligation,
3.250%, 4-9-10 (A)	EUR500	701

Mexico - 0.59%
United Mexican States Government Bonds,
9.000%, 12-24-09 (A)	MXN2,500	231

Norway - 1.99%
Norway Government Bonds:
5.500%, 5-15-09 (A)	NOK1,250	212
6.000%, 5-16-11 (A)	3,200	566
		778
Russia - 0.92%
Open Joint Stock Company "Russian Railroads",
8.500%, 7-6-11 (A)	RUB10,000	358

Switzerland - 2.35%
Switzerland Government Bonds,
3.500%, 8-7-10 (A)	CHF1,000	921

United Kingdom - 4.10%
United Kingdom Treasury,
4.250%, 3-7-11 (A)	GBP900	1,607

TOTAL OTHER GOVERNMENT SECURITIES - 24.46%		$9,580
(Cost: $10,104)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.500%, 1-15-38 (D)	$ 3,701	$783
Federal National Mortgage Association Agency REMIC/CMO,
5.000%, 2-25-35	485	482
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (D)
5.000%, 6-25-22	1,164	157
5.000%, 7-25-23	975	177
5.500%, 1-25-33	1,635	317
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 3-1-22	805	800
5.000%, 8-1-23	398	396
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
5.000%, 7-16-22 (D)	1,039	117
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
4.500%, 6-15-23	393	389

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 9.24%		$3,618
(Cost: $3,568)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations
United States Treasury Notes:
1.625%, 1-15-18 (E)	315	298
1.750%, 1-15-28 (E)	420	365

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 1.69%		$663
(Cost: $675)

SHORT-TERM SECURITIES
Repurchase Agreements
J.P. Morgan Securities, Inc., Repurchase Agreement dated 9-30-08 to be repurchased at $15,821,
0.050%, 10-1-08 (F)	15,821	15,821

TOTAL SHORT-TERM SECURITIES - 40.39%		$15,821
(Cost: $15,821)

TOTAL INVESTMENT SECURITIES - 100.41%	$39,330
(Cost: $40,511)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.41%)	(159)

NET ASSETS - 100.00%	$39,171

Notes to Schedule of Investments
The following forward currency contracts were outstanding at September 30, 2008:
Type	Currency	Currency Amount Covered by Contract	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Australian Dollar	203	8-27-09	$13	$-
Sell	Brazilian Real	978	1-7-09	27	-
Buy	British Pound	1	1-12-09	-	-*
Sell	British Pound	911	8-24-09	65	-
Sell	Canadian Dollar	1,563	8-24-09	-	-*
Buy	Chinese Yuan Renminbi	700	6-17-09	-	6
Buy	Chinese Yuan Renminbi	5,200	9-29-09	-	1
Buy	Chinese Yuan Renminbi	2,600	6-17-10	-	34
Buy	Chinese Yuan Renminbi	1,000	6-18-10	-	15
Buy	Chinese Yuan Renminbi	1,600	6-21-10	-	26
Buy	Chinese Yuan Renminbi	2,300	7-12-10	-	38
Buy	Chinese Yuan Renminbi	2,000	7-14-10	-	34
Sell	Euro	470	8-13-09	28	-
Sell	Euro	2,471	8-21-09	111	-
Sell	Mexican Peso	2,600	1-7-09	7	-
Sell	New Zealand Dollar	814	9-21-09	-	20
Sell	Norwegian Krone	4,700	1-15-09	9	-
Sell	Russian Ruble	15,700	1-15-09	-	3

				$260	$177

*Not shown due to rounding as amount is less than 500.

(A)Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, BRL - Brazilian Real, CAD - Canadian Dollar, CHF - Swiss Franc, EUR - Euro, GBP - British Pound, MXN - Mexican Peso, NOK - Norwegian Krone, NZD - New Zealand Dollar and RUB - Russian Ruble).

(B)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

(C)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2008, the total value of this security amounted to 1.29% of net assets.

(D)Amount shown in principal column represents notional amount for computation of interest.

(E)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(F)Collateralized by $14,192 United States Treasury Bond, 5.250% due 11-15-28; market value and accrued interest aggregate $16,030.
The following acronyms are used throughout this portfolio: CMO = Collateralized Mortgage Obligation REMIC = Real Estate Mortgage Investment Conduit

Country Diversification
(as a % of net assets)
United States	58.08%
France	9.26%
United Kingdom	6.25%
Canada	4.30%
Other	22.11%
See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities
      IVY GLOBAL BOND FUND
      September 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value:
Securities (cost - $24,690)	$23,509
Repurchase agreement (cost - $15,821)	15,821

39,330
Receivables:
Investment securities sold	2,813
Dividends and interest	313
Fund shares sold	202
Unrealized appreciation on forward currency contracts	260
Prepaid and other assets	86

Total assets	43,004

LIABILITIES
Due to custodian	2,476
Payable for investment securities purchased	1,062
Unrealized depreciation on forward currency contracts	177
Payable to Fund shareholders	87
Accrued management fee	20
Accrued distribution and service fees	6
Accrued shareholder servicing	3
Accrued accounting services fee	2

Total liabilities	3,833

Total net assets	$39,171

NET ASSETS
Capital paid in (shares authorized - unlimited)	$40,144
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	253
Accumulated net realized loss on investment transactions	(122)
Net unrealized depreciation in value of investments	(1,104)

Net assets applicable to outstanding units of capital	$39,171

Net asset value per share (net assets divided by shares outstanding):
Class A	$9.76
Class B	$9.73
Class C	$9.73
Class I	$9.78
Class Y	$9.77
Capital shares outstanding:
Class A	1,406
Class B	531
Class C	953
Class I	505
Class Y	621

See Accompanying Notes to Financial Statements.

Statement of Operations
      IVY GLOBAL BOND FUND
      For the Period from April 4, 2008(1) through September 30, 2008
      (In Thousands)                                                                                                                (Unaudited)

INVESTMENT INCOME
Income:
Interest and amortization	$439

Expenses:
Investment management fee	88
Distribution and service fees:
Class A	12
Class B	21
Class C	26
Class Y	6
Registration fees	40
Shareholder servicing:
Class A	4
Class B	–– *
Class C	1
Class I	3
Class Y	4
Accounting services fee	11
Custodian fees	9
Legal fees	6
Audit fees	–– *
Other	6

Total	237
Less expenses in excess of limit	(63)

Total expenses	174

Net investment income	265

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Realized net loss on securities	(120)
Realized net loss on forward currency contracts	(2)
Realized net loss on foreign currency transactions	(12)

Realized net loss on investments	(134)

Unrealized depreciation in value of securities during the period	(1,181)
Unrealized appreciation in value of forward currency contracts during the period	83
Unrealized depreciation in value of foreign currency exchange transactions during the period	(6)

Unrealized depreciation in value of investments during the period	(1,104)

Net loss on investments	(1,238)

Net decrease in net assets resulting from operations	$(973)

*Not shown due to rounding.

(1)Commencement of operations.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY GLOBAL BOND FUND
      (In Thousands)                                                                                                                (Unaudited)

For the period from 4-4-08(1) through
9-30-08

INCREASE IN NET ASSETS
Operations:
Net investment income	$265
Realized net loss on investments	(134)
Unrealized depreciation	(1,104)

Net decrease in net assets resulting from operations	(973)

Distributions to shareholders from:(2)
Net investment income:
Class A	(––)
Class B	(––)
Class C	(––)
Class I	(––)
Class Y	(––)
Realized gains on investment transactions:
Class A	(––)
Class B	(––)
Class C	(––)
Class I	(––)
Class Y	(––)

(––)

Capital share transactions	40,144

Total increase	39,171
NET ASSETS
Beginning of period	––

End of period	$39,171

Accumulated undistributed net investment income	$253

(1)Commencement of operations.
(2)See "Financial Highlights" on pages 272 - 276.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL BOND FUND(1)
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                                (Unaudited)

	For the period from 4-4-08(2) through
	9-30-08

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.11	(3)
Net realized and unrealized loss on investments	(0.35	)(3)

Total from investment operations	(0.24)

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$9.76

Total return(4)	-2.40%
Net assets, end of period (in millions)	$14
Ratio of expenses to average net assets including expense waiver	1.04	%(5)
Ratio of net investment income to average net assets including expense waiver	2.18	%(5)
Ratio of expenses to average net assets excluding expense waiver	1.49	%(5)
Ratio of net investment income to average net assets excluding expense waiver	1.73	%(5)
Portfolio turnover rate	1%

(1)Global Bond Fund (formerly Global Strategic Income Fund) changed its name effective June 2, 2008.
(2)Commencement of operations of the class.
(3)Based on average weekly shares outstanding.
(4)Total return calculated without taking into account the sales load deducted on an initial purchase.
(5)Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL BOND FUND(1)
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                                 (Unaudited)

	For the period from 4-4-08(2) through
	9-30-08

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.06	(3)
Net realized and unrealized loss on investments	(0.33	)(3)

Total from investment operations	(0.27)

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$9.73

Total return	-2.70%
Net assets, end of period (in millions)	$5
Ratio of expenses to average net assets including expense waiver	1.78	%(4)
Ratio of net investment income to average net assets including expense waiver	1.28	%(4)
Ratio of expenses to average net assets excluding expense waiver	2.18	%(4)
Ratio of net investment income to average net assets excluding expense waiver	0.88	%(4)
Portfolio turnover rate	1%

(1)Global Bond Fund (formerly Global Strategic Income Fund) changed its name effective June 2, 2008.
(2)Commencement of operations of the class.
(3)Based on average weekly shares outstanding.
(4)Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL BOND FUND(1)
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                                 (Unaudited)

	For the period from 4-4-08(2) through
	9-30-08

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.07	(3)
Net realized and unrealized loss on investments	(0.34	)(3)

Total from investment operations	(0.27)

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$9.73

Total return	-2.70%
Net assets, end of period (in millions)	$9
Ratio of expenses to average net assets including expense waiver	1.75	%(4)
Ratio of net investment income to average net assets including expense waiver	1.42	%(4)
Ratio of expenses to average net assets excluding expense waiver	2.16	%(4)
Ratio of net investment income to average net assets excluding expense waiver	1.01	%(4)
Portfolio turnover rate	1%

(1)Global Bond Fund (formerly Global Strategic Income Fund) changed its name effective June 2, 2008.
(2)Commencement of operations of the class.
(3)Based on average weekly shares outstanding.
(4)Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL BOND FUND(1)
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                                 (Unaudited)

	For the period from 4-4-08(2) through
	9-30-08

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.11	(3)
Net realized and unrealized loss on investments	(0.33	)(3)

Total from investment operations	(0.22)

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$9.78

Total return	-2.20%
Net assets, end of period (in millions)	$5
Ratio of expenses to average net assets including expense waiver	0.80	%(4)
Ratio of net investment income to average net assets including expense waiver	2.25	%(4)
Ratio of expenses to average net assets excluding expense waiver	1.29	%(4)
Ratio of net investment income to average net assets excluding expense waiver	1.76	%(4)
Portfolio turnover rate	1%

(1)Global Bond Fund (formerly Global Strategic Income Fund) changed its name effective June 2, 2008.
(2)Commencement of operations of the class.
(3)Based on average weekly shares outstanding.
(4)Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY GLOBAL BOND FUND (1)
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout the Period:                                (Unaudited)

	For the period from 4-4-08(2) through
	9-30-08

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.10	(3)
Net realized and unrealized loss on investments	(0.33	)(3)

Total from investment operations	(0.23)

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$9.77

Total return	-2.30%
Net assets, end of period (in millions)	$6
Ratio of expenses to average net assets including expense waiver	1.04	%(4)
Ratio of net investment income to average net assets including expense waiver	2.05	%(4)
Ratio of expenses to average net assets excluding expense waiver	1.54	%(4)
Ratio of net investment income to average net assets excluding expense waiver	1.55	%(4)
Portfolio turnover rate	1%

(1)Global Bond Fund (formerly Global Strategic Income Fund) changed its name effective June 2, 2008.
(2)Commencement of operations of the class.
(3)Based on average weekly shares outstanding.
(4)Annualized.

See Accompanying Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY MORTGAGE SECURITIES FUND

Portfolio Highlights

On September 30, 2008, Ivy Mortgage Securities Fund had net assets totaling $234,157 (in thousands) invested in a diversified portfolio of:

50.18%	Corporate Bonds
47.98%	United States Government and Government Agency Obligations
1.84%	Cash and Cash Equivalents

Quality Weightings

On September 30, 2008, the breakdown of bonds (by ratings) held by the Fund was as follows:

Investment Grade
AAA	73.88%
AA	6.99%
A	4.19%
BBB	5.81%
Non-Investment Grade
BB	2.37%
Non-Rated	4.92%
Cash and Cash Equivalents	1.84%

Ratings reflected in the wheel are taken from Standard & Poor's and Moody's.

Certain U.S. government securities in which the Fund may invest, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

The Investments of Ivy Mortgage Securities Fund
September 30, 2008
(In Thousands) (Unaudited)

CORPORATE DEBT SECURITIES	Principal		Value
Car Loan - 0.90%
Capital Auto Receivables Asset Trust 2006-1,
7.160%, 1-15-13 (A)	$1,140		$1,081
Capital Auto Receivables Asset Trust 2007-2,
8.300%, 2-18-14 (A)	1,105		1,021
			2,102
Other Mortgage-Backed Securities - 46.87%
Aames Mortgage Trust 2001-4,
6.650%, 1-25-32 (B)	413		336
ABFS Mortgage Loan Trust 2001-2,
6.990%, 12-25-31 (B)	859		660
ABFS Mortgage Loan Trust 2002-4,
7.423%, 12-15-33 (B)	1,469		931
Asset Securitization Corporation,
7.675%, 2-14-43 (B)	1,430		946
Asset Securitization Corporation (Interest Only):
1.589%, 10-13-26 (A)(B)(C)	3,866		112
8.621%, 8-13-29 (B)(C)	1,186		233
Associates Manufactured Housing Contract Pass-Through Certificates,
7.900%, 3-15-27 (B)	630		635
Banc of America Alternative Loan Trust 2004-11,
6.000%, 12-25-34	1,024		832
Banc of America Alternative Loan Trust 2005-10,
5.668%, 11-25-35 (B)	1,134		373
Banc of America Alternative Loan Trust 2005-12,
5.809%, 1-25-36 (B)	1,600		740
Banc of America Alternative Loan Trust 2005-6,
6.000%, 7-25-35	797		567
Banc of America Alternative Loan Trust 2005-8:
5.582%, 9-25-35 (B)	397		194
5.582%, 9-25-35 (B)	1,998		1,033
Banc of America Alternative Loan Trust 2006-4:
6.224%, 5-25-46 (B)	882		240
6.224%, 5-25-46 (B)	631		286
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2002-2,
6.200%, 7-11-43 (A)	1,200		1,005
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2003-1,
4.900%, 9-11-36 (A)	1,000		773
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2004-6,
5.104%, 12-10-42 (A)(B)	800		570
Banc of America Funding 2004-2 Trust,
6.500%, 7-20-32	1,181		1,067
Banc of America Funding Corporation,
5.013%, 9-20-34 (B)	1,139		871
Banc of America Mortgage 2007-1 Trust,
6.000%, 3-25-37	3,572		1,507
Banc of America Mortgage Alternative Loan Trust 2003-5,
5.500%, 7-25-33	1,248		406
Banc of America Mortgage Trust 2003-9,
5.500%, 12-25-33	801		455
Banc of America Mortgage Trust 2004-1,
5.500%, 2-25-34	1,910		1,623
Banc of America Mortgage Trust 2004-2:
5.000%, 3-25-19	216		166
5.000%, 3-25-19	277		241
5.500%, 3-25-34	471		386
Banc of America Mortgage Trust 2004-3:
4.875%, 4-25-19	201		146
4.875%, 4-25-19	375		313
Banc of America Mortgage Trust 2004-7,
5.750%, 8-25-34	978		886
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (D)	1,750		1,653
BankAmerica Manufactured Housing Contract Trust:
7.800%, 10-10-26	1,549		1,579
7.015%, 1-10-28 (B)	660		661
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF1 Trust Fund,
6.500%, 2-15-32	1,015		874
Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6,
6.000%, 10-15-36 (A)(B)	938		488
BlackRock Capital Finance,
7.750%, 9-25-26 (A)	515		283
C-Bass 2005-CB3 Trust,
5.109%, 12-25-34 (B)	1,254		1,219
C-Bass 2006-MH1 Trust,
5.970%, 10-25-36 (A)(B)	1,399		1,225
C-Bass Mortgage Loan Trust 2007-CB2,
5.891%, 2-25-37 (B)	289		282
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35 (B)	2,301		1,968
Chase Mortgage Finance Trust, Series 2003-S11,
5.500%, 10-25-33	830		761
CHEQ Home Equity Loan Trust, Series 2006-S2,
3.317%, 7-25-27 (B)	446		427
CHL Mortgage Pass-Through Trust 2002-32,
5.544%, 1-25-33 (B)(D)	1,252		814
CHL Mortgage Pass-Through Trust 2003-HYB2,
3.943%, 7-19-33 (B)	1,728		1,589
Citicorp Residential Mortgage Trust Series 2006-2,
5.872%, 9-25-36 (B)	220		219
CitiMortgage Alternative Loan Trust, Series 2006-A7,
6.000%, 12-25-36 (B)	3,417		2,427
CitiMortgage Alternative Loan Trust, Series 2007-A7,
6.238%, 7-25-37 (B)	639		41
Collateralized Mortgage Obligation Trust,
5.000%, 7-1-18	28		28
COMM 2006-CNL2,
5.756%, 2-5-19 (A)(B)	925		742
Commercial Mortgage Asset Trust,
7.800%, 11-17-32 (B)	1,000		1,045
Conseco Finance Securitizations Corp.,
6.981%, 6-15-32 (B)	673		652
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.800%, 12-15-35 (B)(D)	1,275		1,058
Countrywide Home Loans Alternative Loan Trust 2004-J9,
4.586%, 10-25-34 (B)	1,325		1,257
Countrywide Home Loans, Inc. Asset-Backed Certificates, Series 2005-10,
4.915%, 2-25-36 (B)	5,000		4,166
Credit Suisse First Boston Mortgage Securities Corp.,
6.000%, 11-25-18	398		345
CSAB Mortgage-Backed Trust 2006-2,
6.080%, 9-25-36 (B)	3,540		1,846
CSFB Commercial Mortgage Trust 2003-C4,
5.322%, 8-15-36 (A)(B)	1,000		528
CWHEQ Home Equity Loan Trust, Series 2006-S3,
6.518%, 1-25-29 (B)	2,135		433
FFCA Secured Lending Corporation:
4.098%, 2-18-22 (B)(D)	1,000		949
3.848%, 2-18-22 (B)(D)	1,500		1,438
First Horizon Mortgage Pass-Through Trust 2003-8,
5.132%, 10-25-33 (B)	358		205
First Horizon Mortgage Pass-Through Trust 2007-4,
5.500%, 8-25-22	1,039		943
Flagstar Home Equity Loan Trust 2007-1,
5.997%, 1-25-35 (A)(B)	1,630		960
Ford Credit Auto Owner Trust 2006-B,
7.120%, 2-15-13 (A)	635		477
Ford Credit Auto Owner Trust 2007-A,
7.050%, 12-15-13 (A)	390		280
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.394%, 4-25-32 (B)	1,127		683
5.250%, 4-25-32	725		662
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.250%, 11-25-32 (D)	990		826
5.250%, 11-25-32 (D)	462		421
GMAC Commercial Mortgage Securities,
5.940%, 7-1-13 (A)	69		65
Green Tree Financial Corporation:
7.650%, 4-15-19	528		537
8.300%, 11-15-19	374		377
9.100%, 4-15-25	1,075		1,093
9.000%, 6-15-25 (B)	1,052		1,040
Home Equity Loan Trust 2003-HS2,
5.090%, 7-25-33 (B)	83		76
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (D)	2,003		1,562
Impac CMB Trust Series 2003-2F,
6.000%, 1-25-33 (B)	783		505
J.P. Morgan Alternative Loan Trust 2006-A6,
5.950%, 11-25-36 (B)	2,500		1,592
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
6.221%, 10-12-37 (A)(B)	2,300		2,000
J.P. Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8,
5.370%, 5-15-45	500		456
J.P. Morgan Mortgage Acquisition Trust 2006-CW2,
6.337%, 8-25-36 (B)	2,725		1,957
J.P. Morgan Mortgage Trust 2004-A3,
4.286%, 7-25-34 (B)	1,230		999
J.P. Morgan Mortgage Trust 2005-S2:
5.673%, 9-25-35 (B)	2,182		1,482
6.500%, 9-25-35	2,129		1,927
J.P. Morgan Mortgage Trust 2006-A2:
4.334%, 11-25-33 (B)	1,101		1,057
4.121%, 8-25-34 (B)	2,078		1,363
J.P. Morgan Mortgage Trust 2006-A6,
6.042%, 10-25-36 (B)	2,510		1,594
J.P. Morgan Mortgage Trust 2006-S3:
6.187%, 8-25-36	1,176		478
6.500%, 8-25-36	1,810		1,394
J.P. Morgan Mortgage Trust 2007-A1,
4.813%, 7-25-35 (B)	2,170		972
J.P. Morgan Mortgage Trust 2007-A2,
5.698%, 4-25-37 (B)	2,766		2,492
LB-UBS Commercial Mortgage Trust 2003-C3,
4.846%, 2-15-37 (A)(B)	300		222
Lehman Mortgage Trust Mortgage Pass-Through Certificates, Series 2006-5,
6.881%, 9-25-36 (B)	1,992		251
Lehman XS Trust, Series 2005-8,
5.690%, 12-25-35	3,057		2,278
MASTR Asset Securitization Trust 2003-6,
5.500%, 7-25-33	1,520		1,394
Mid-State Capital Corporation 2004-1 Trust:
6.497%, 8-15-37	1,103		997
6.005%, 8-15-37	350		320
Morgan Stanley Capital I Trust 2003-IQ5,
6.092%, 4-15-38 (A)(B)	2,348		1,585
Morgan Stanley Dean Witter Capital I Inc. Trust 2002-WL1,
6.509%, 4-25-17 (B)	220		186
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
5.880%, 11-28-35 (B)(D)	680		306
5.880%, 11-28-35 (B)(D)	340		170
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4 (Interest Only),
1.166%, 11-28-35 (B)(C)(D)	24,823		300
Multi Security Asset Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-RR4,
5.000%, 11-28-35 (D)	2,000		1,600
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-2,
5.000%, 8-20-30 (A)	1,000		797
Oakwood Mortgage Investors, Inc.:
8.100%, 10-15-21 (D)	172		174
7.375%, 8-15-27	165		165
Office Portfolio Trust, Commercial Mortgage Pass-Through Certificates, Series 2001-HRPT,
6.778%, 2-3-16 (A)	700		565
Origen Manufactured Housing Contract Trust 2004-A,
5.700%, 1-15-35 (B)	543		495
Origen Manufactured Housing Contract Trust 2004-B,
4.750%, 8-15-21	400		379
Origen Manufactured Housing Contract Trust 2005-A,
4.970%, 10-15-21	935		864
Origen Manufactured Housing Contract Trust 2005-B:
5.605%, 5-15-22	360		348
5.910%, 1-15-37	700		662
PHH Alternative Mortgage Trust, Series 2007-1, Class II-B-2,
6.000%, 2-25-37	1,544		198
Prudential Home Mortgage Securities:
6.730%, 4-28-24 (B)(D)	3		2
8.033%, 9-28-24 (A)(B)	19		14
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35 (B)	1,013		839
RASC Series 2003-KS10 Trust,
6.410%, 12-25-33 (B)	273		147
RBSGC Mortgage Loan Trust 2007-B,
5.450%, 7-25-35 (B)	2,868		2,287
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
3.888%, 9-10-35 (B)(D)	1,400		988
RFMSI Series 2004-S5 Trust:
4.500%, 5-25-19	156		115
4.500%, 5-25-19	314		261
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
7.750%, 12-25-30 (B)	1,044		1,050
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
5.400%, 11-25-35 (B)	1,575		788
Structured Asset Mortgage Investments, Inc.:
5.654%, 4-30-30 (B)	8		6
5.654%, 4-30-30 (B)	17		15
Structured Asset Securities Corporation:
5.540%, 11-25-32 (B)	221		182
5.250%, 8-25-33	562		379
5.250%, 8-25-33	1,290		1,045
5.630%, 5-25-34 (B)	743		491
6.000%, 6-25-34 (B)	2,048		1,378
Vanderbilt Mortgage and Finance, Inc.,
7.955%, 12-7-24 (B)	448		455
Wachovia Bank Commercial Mortgage Trust (The),
4.942%, 11-15-34 (A)	964		662
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-MS11 Trust,
5.615%, 12-25-32 (B)	890		762
Wells Fargo Alternative Loan 2007-PA3 Trust:
6.197%, 7-25-37 (B)	1,552		312
6.197%, 7-25-37 (B)	1,775		717
5.750%, 7-25-37	1,079		774
Wells Fargo Mortgage Backed Securities 2003-2 Trust,
5.250%, 2-25-18 (D)	241		174
Wells Fargo Mortgage Backed Securities 2003-4 Trust,
5.500%, 6-25-33	915		594
Wells Fargo Mortgage Backed Securities 2003-9 Trust,
5.250%, 8-25-33 (A)	1,110		625
Wells Fargo Mortgage Backed Securities 2005-16 Trust,
5.750%, 1-25-36	500		433
			109,756
Other Non-Agency REMIC/CMO - 0.15%
Banco Hipotecario Nacional:
7.916%, 7-25-09 (D)	23		-	*
4.657%, 3-25-11 (B)(D)	10		-	*
7.540%, 5-31-17 (D)	-	*	-	*
Bear Stearns Mortgage Securities Inc.,
8.000%, 11-25-29	355		358
			358
Sequential - 2.26%
CHL Mortgage Pass-Through Trust 2003-28,
4.150%, 8-25-33	1,500		1,390
RALI Series 2003-QS10 Trust,
5.500%, 5-25-33	2,186		1,932
RALI Series 2003-QS11 Trust,
5.750%, 6-25-33	2,433		1,961
			5,283

TOTAL CORPORATE DEBT SECURITIES - 50.18%			$117,499
(Cost: $160,960)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 0.17%
Federal Home Loan Bank,
3.625%, 12-17-10 (E)	400		402

Mortgage-Backed Obligations - 47.58%
Federal Home Loan Mortgage Association Fixed Rate Participation Certificates,
5.000%, 10-1-34	3,380		3,292
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates,
11.331%, 3-15-09 (B)	71		71
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.000%, 6-15-31	2,000		1,968
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.500%, 12-1-17	566	576
5.500%, 9-1-19	898	909
3.500%, 2-15-30	1,509	1,460
6.500%, 9-1-32	949	986
5.300%, 1-15-33	206	202
5.000%, 7-15-33	2,064	2,011
5.500%, 5-1-34	1,101	1,101
6.500%, 5-1-34	705	726
5.500%, 5-1-34	708	708
6.500%, 10-1-34	1,042	1,068
5.500%, 10-1-34	899	899
5.000%, 5-15-35	2,196	2,099
5.000%, 8-1-35	828	808
5.500%, 10-1-35	3,968	3,947
5.500%, 10-1-35	1,399	1,398
5.000%, 12-1-35	744	725
6.500%, 7-1-36	889	913
7.000%, 12-1-37	798	836
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
4.648%, 7-1-35 (B)	1,081	1,092
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 1-1-18	304	311
5.500%, 2-1-18	349	356
5.000%, 5-1-18	1,108	1,115
5.000%, 10-1-18	1,085	1,088
5.500%, 9-1-19	273	277
5.500%, 10-1-20	2,559	2,579
5.500%, 2-1-24	440	441
6.000%, 8-1-29	361	369
7.000%, 11-1-31	167	176
6.500%, 2-1-32	107	111
6.500%, 2-1-32	160	166
7.000%, 2-1-32	217	229
6.500%, 2-1-32	119	124
7.000%, 3-1-32	300	317
6.500%, 4-1-32	65	67
6.500%, 5-1-32	117	122
6.500%, 5-1-32	73	75
6.500%, 7-1-32	563	585
6.500%, 9-1-32	65	67
6.000%, 9-1-32	129	132
6.500%, 10-1-32	54	57
6.000%, 10-1-32	857	876
6.000%, 10-1-32	858	877
6.000%, 11-1-32	403	411
6.000%, 11-1-32	665	678
6.000%, 3-1-33	214	218
6.000%, 3-1-33	1,121	1,145
6.000%, 3-1-33	772	789
6.000%, 3-1-33	998	1,019
5.500%, 4-1-33	1,556	1,560
5.500%, 5-1-33	489	489
5.500%, 5-1-33	250	251
6.000%, 6-1-33	648	660
6.000%, 6-1-33	1,616	1,644
6.500%, 8-1-33	42	43
6.000%, 10-1-33	235	239
5.000%, 11-1-33	1,563	1,528
6.000%, 12-1-33	464	474
5.500%, 1-1-34	764	764
5.500%, 1-1-34	601	601
5.500%, 3-1-34	2,015	2,019
5.000%, 3-1-34	376	368
5.000%, 3-1-34	880	860
5.500%, 4-1-34	1,745	1,748
5.500%, 4-1-34	552	552
5.000%, 5-1-34	172	168
5.500%, 7-1-34	1,587	1,589
6.000%, 8-1-34	552	561
5.500%, 9-1-34	1,072	1,073
6.000%, 9-1-34	709	720
6.500%, 9-1-34	840	865
6.000%, 10-1-34	5,000	5,064
5.000%, 10-1-34	1,155	1,125
5.500%, 10-1-34	3,547	3,537
6.000%, 11-1-34	289	294
5.500%, 11-1-34	638	640
6.500%, 11-1-34	59	61
5.500%, 1-1-35	492	491
5.500%, 2-1-35	2,119	2,122
4.500%, 2-1-35	428	406
6.500%, 3-1-35	1,005	1,038
6.000%, 4-1-35	1,381	1,400
5.500%, 7-1-35	683	682
5.000%, 7-1-35	723	706
5.500%, 9-1-35	355	355
5.500%, 10-1-35	1,393	1,393
5.500%, 10-1-35	809	809
6.500%, 2-1-36	618	637
5.500%, 2-1-36	1,446	1,427
6.500%, 6-1-36	1,087	1,116
6.000%, 8-1-36	1,854	1,880
6.500%, 10-1-36	1,950	1,999
6.000%, 11-1-36	1,872	1,898
6.000%, 5-1-37	903	916
6.500%, 8-1-37	1,782	1,829
6.500%, 9-1-37	1,697	1,742
7.000%, 10-1-37	482	504
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (C)
0.933%, 3-16-34 (B)	6,731	213
0.773%, 7-16-40 (B)	3,462	91
0.178%, 3-16-42 (B)	12,203	81
1.228%, 6-17-45 (B)	18,376	766
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.875%, 5-15-17	577	593
6.250%, 7-15-24	217	223
5.500%, 3-16-32	4,575	4,624
5.000%, 7-15-33	866	851
5.000%, 7-15-34	759	746
5.500%, 12-15-34	1,345	1,350
5.000%, 1-15-35	1,503	1,476
5.500%, 10-1-35	2,975	2,978
5.000%, 12-15-35	1,731	1,701
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 1,
7.207%, 2-15-25 (B)	205	217
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 2,
7.793%, 2-15-25	62	66
		111,395
TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 47.75%		$111,797
(Cost: $113,056)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations
United States Treasury Notes,
4.500%, 3-31-12 (E)	500	532

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 0.23%		$532
(Cost: $516)

SHORT-TERM SECURITIES
Commercial Paper - 11.64%
Air Products and Chemicals, Inc.,
1.500%, 10-1-08	$4,178	$4,178
Danaher Corporation,
1.750%, 10-6-08	4,000	3,999
E.I. du Pont de Nemours and Company,
2.100%, 10-22-08	5,000	4,994
Merck & Co., Inc.,
2.100%, 10-15-08	2,100	2,098
Pfizer Inc.,
1.800%, 10-8-08	5,000	4,998
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc),
2.100%, 10-9-08	7,000	6,997
		27,264
United States Government Obligations - 1.28%
United States Treasury Bills,
0.320%, 10-30-08	3,000	2,999

TOTAL SHORT-TERM SECURITIES - 12.92%		$30,263
(Cost: $30,263)

TOTAL INVESTMENT SECURITIES - 111.08%		$260,091
(Cost: $304,795)

LIABILITIES, NET OF CASH(E) AND OTHER ASSETS - (11.08%)		(25,934)

NET ASSETS - 100.00%		$234,157

Notes to Schedule of Investments
*Not shown due to rounding as amount is less than 500.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2008, the total value of these securities amounted to $16,080 or 6.87% of net assets.

(B)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.
(C)Amount shown in principal column represents notional amount for computation of interest.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2008, the total value of these securities amounted to $12,435 or 5.31% of net assets.

(E)Serves as collateral for the following open futures contracts at September 30, 2008:
Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
United States 10 Year Treasury Note	Short	12-19-08	(324)	$(37,139)	$683
United States 5 Year Treasury Note	Short	12-31-08	(214)	(24,018)	(103)

				$(61,157)	$580

The following acronyms are used throughout this portfolio: CMO = Collateralized Mortgage Obligation REMIC = Real Estate Mortgage Investment Conduit
See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities
      IVY MORTGAGE SECURITIES FUND
      September 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $304,795)	$260,091
Receivables:
Investment securities sold	7,138
Interest	1,274
Variation margin - futures	905
Fund shares sold	273
Prepaid and other assets	128

Total assets	269,809

LIABILITIES
Payable for investment securities purchased	33,046
Payable for variation margin - futures	1,223
Payable to Fund shareholders	773
Due to custodian	227
Accrued shareholder servicing	122
Accrued management fee	98
Accrued distribution and service fees	88
Dividends payable	67
Accrued accounting services fee	8

Total liabilities	35,652

Total net assets	$234,157

NET ASSETS
Capital paid in (shares authorized - unlimited)	$286,233
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	––
Accumulated net realized loss on investment transactions	(7,952)
Net unrealized depreciation in value of investments	(44,124)

Net assets applicable to outstanding units of capital	$234,157

Net asset value per share (net assets divided by shares outstanding):
Class A	$8.99
Class B	$8.99
Class C	$8.99
Class E	$8.99
Class I	$8.99
Class Y	$8.99
Capital shares outstanding:
Class A	22,802
Class B	921
Class C	1,496
Class E	33
Class I	29
Class Y	775

See Accompanying Notes to Financial Statements.

Statement of Operations
      IVY MORTGAGE SECURITIES FUND
      For the Six Months Ended September 30, 2008
      (In Thousands)                                                                                                                (Unaudited)

INVESTMENT INCOME
Income:
Interest and amortization	$8,358

Expenses:
Investment management fee	660
Shareholder servicing:
Class A	424
Class B	29
Class C	27
Class E	1
Class I	–– *
Class Y	7
Distribution and service fees:
Class A	289
Class B	48
Class C	75
Class E	–– *
Class Y	10
Accounting services fee	49
Audit fees	23
Custodian fees	18
Legal fees	2
Other	111

Total	1,773
Less expenses in excess of limit	(— )*

Total expenses	1,773

Net investment income	6,585

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Realized net loss on securities	(4,619)
Realized net loss on futures	(136)

Realized net loss on investments	(4,755)

Unrealized depreciation in value of securities during the period	(14,961)
Unrealized appreciation in value of futures contracts during the period	2,204

Unrealized depreciation in value of investments during the period	(12,757)

Net loss on investments	(17,512)

Net decrease in net assets resulting from operations	$(10,927)

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets
      IVY MORTGAGE SECURITIES FUND
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended September 30,	For the fiscal year ended March 31,
	2008	2008

DECREASE IN NET ASSETS
Operations:
Net investment income	$6,585	$15,552
Realized net loss on investments	(4,755)	(2,257)
Unrealized depreciation	(12,757)	(27,857)

Net decrease in net assets resulting from operations	(10,927)	(14,562)

Distributions to shareholders from:(1)
Net investment income:
Class A	(5,840)	(13,698)
Class B	(197)	(468)
Class C	(320)	(759)
Class E	(7)	(9)
Class I	(7)	(13)
Class Y	(214)	(605)
Realized gains on investment transactions:
Class A	(––)	(––)
Class B	(––)	(––)
Class C	(––)	(––)
Class E	(––)	(––)
Class I	(––)	(––)
Class Y	(––)	(––)

	(6,585)	(15,552)

Capital share transactions	(41,326)	1,606

Total decrease	(58,838)	(28,508)
NET ASSETS
Beginning of period	292,995	321,503

End of period	$234,157	$292,995

Accumulated undistributed net investment income	$––	$––

(1)See "Financial Highlights" on pages 295 - 300.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY MORTGAGE SECURITIES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,						For the fiscal period ended		For the fiscal year ended
	9-30-08		2008	2007		2006		2005	3-31-04		9-30-03

Net asset value, beginning of period	$9.62		$10.59		$10.44		$10.68	$10.96	$10.97		$11.07

Income (loss) from investment operations:
Net investment income	0.24		0.49		0.51		0.48	0.49	0.25		0.59
Net realized and unrealized gain (loss) on investments	(0.63)		(0.97)		0.15		(0.24)	(0.27)	0.03		(0.12)

Total from investment operations	(0.39)		(0.48)		0.66		0.24	0.22	0.28		0.47

Less distributions from:
Net investment income	(0.24)		(0.49)		(0.51)		(0.48)	(0.49)	(0.25)		(0.57)
Capital gains	(0.00)		(0.00)		(0.00)		(0.00)	(0.01)	(0.04)		(0.00)

Total distributions	(0.24)		(0.49)		(0.51)		(0.48)	(0.50)	(0.29)		(0.57)

Net asset value, end of period	$8.99		$9.62		$10.59		$10.44	$10.68	$10.96		$10.97

Total return(1)	-4.12%		-4.69%		6.52%		2.24%	2.12%	2.70%		4.19	%(2)
Net assets, end of period (in millions)	$205		$256	$278		$243		$188	$134		$91
Ratio of expenses to average net assets including expense waiver	1.27	%(3)	1.14%		1.14%		1.05%	0.95%	1.05	%(3)(4)	0.97%
Ratio of net investment income to average net assets including expense waiver	5.06	%(3)	4.80%		4.90%		4.51%	4.59%	4.56	%(3)(4)	5.27%
Ratio of expenses to average net assets excluding expense waiver	1.27	%(3)(5)	1.14	%(5)	1.14	%(5)	1.16%	1.23%	1.38	%(3)(4)	1.12%
Ratio of net investment income to average net assets excluding expense waiver	5.06	%(3)(5)	4.80	%(5)	4.90	%(5)	4.40%	4.31%	4.22	%(3)(4)	5.12%
Portfolio turnover rate	67%		98%		121%		154%	200%	57%		83%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Advantus Capital reimbursed the Fund for losses related to certain investment trades. With reimbursed losses, the total return for Class A, for the year ended September 30, 2003, would have been 4.28%.
(3)Annualized.
(4)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown reflect a blended rate that includes income and expenses for those Class B and Class C shares before October 1, 2003 up to the time of merger. Expenses for Class A shares before and after the merger were limited to 0.95% of average net assets.
(5)There was no waiver of expenses during the period.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY MORTGAGE SECURITIES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the period from 12-8-03(1) to
	9-30-08		2008	2007	2006	2005	3-31-04

Net asset value, beginning of period	$9.62		$10.59	$10.44	$10.68	$10.96	$10.87

Income (loss) from investment operations:
Net investment income	0.19		0.39	0.40	0.36	0.37	0.12
Net realized and unrealized gain (loss) on investments	(0.63)		(0.97)	0.15	(0.24)	(0.27)	0.13

Total from investment operations	(0.44)		(0.58)	0.55	0.12	0.10	0.25

Less distributions from:
Net investment income	(0.19)		(0.39)	(0.40)	(0.36)	(0.37)	(0.12)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.01)	(0.04)

Total distributions	(0.19)		(0.39)	(0.40)	(0.36)	(0.38)	(0.16)

Net asset value, end of period	$8.99		$9.62	$10.59	$10.44	$10.68	$10.96

Total return	-4.60%		-5.62%	5.45%	1.12%	0.92%	2.32%
Net assets, end of period (in millions)	$8		$11	$12	$11	$7	$1
Ratio of expenses to average net assets	2.25	%(2)	2.11%	2.16%	2.16%	2.16%	1.89	%(2)
Ratio of net investment income to average net assets	4.07	%(2)	3.82%	3.88%	3.41%	3.29%	3.59	%(2)
Portfolio turnover rate	67%		98%	121%	154%	200%	57	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY MORTGAGE SECURITIES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the period from 12-8-03(1) to
	9-30-08		2008	2007	2006	2005	3-31-04

Net asset value, beginning of period	$9.62		$10.59	$10.44	$10.68	$10.96	$10.87

Income (loss) from investment operations:
Net investment income	0.20		0.41	0.42	0.38	0.38	0.12
Net realized and unrealized gain (loss) on investments	(0.63)		(0.97)	0.15	(0.24)	(0.27)	0.13

Total from investment operations	(0.43)		(0.56)	0.57	0.14	0.11	0.25

Less distributions from:
Net investment income	(0.20)		(0.41)	(0.42)	(0.38)	(0.38)	(0.12)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.01)	(0.04)

Total distributions	(0.20)		(0.41)	(0.42)	(0.38)	(0.39)	(0.16)

Net asset value, end of period	$8.99		$9.62	$10.59	$10.44	$10.68	$10.96

Total return	-4.49%		-5.43%	5.69%	1.34%	1.05%	2.32%
Net assets, end of period (in millions)	$14		$17	$19	$19	$12	$2
Ratio of expenses to average net assets	2.02	%(2)	1.92%	1.93%	1.93%	2.03%	1.86	%(2)
Ratio of net investment income to average net assets	4.30	%(2)	4.02%	4.11%	3.63%	3.41%	3.61	%(2)
Portfolio turnover rate	67%		98%	121%	154%	200%	57	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY MORTGAGE SECURITIES FUND
      Class E Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$9.62		$10.59

Income (loss) from investment operations:
Net investment income	0.22		0.44
Net realized and unrealized loss on investments	(0.63)		(0.97)

Total from investment operations	(0.41)		(0.53)

Less distributions from:
Net investment income	(0.22)		(0.44)
Capital gains	(0.00)		(0.00)

Total distributions	(0.22)		(0.44)

Net asset value, end of period	$8.99		$9.62

Total return(2)	-4.29%		-5.20%
Net assets, end of period (in thousands)	$297		$294
Ratio of expenses to average net assets including expense waiver	1.61	%(3)	1.73	%(3)
Ratio of net investment income to average net assets including expense waiver	4.73	%(3)	4.20	%(3)
Ratio of expenses to average net assets excluding expense waiver	1.89	%(3)	1.73	%(3)(4)
Ratio of net investment income to average net assets excluding expense waiver	4.45	%(3)	4.20	%(3)(4)
Portfolio turnover rate	67%		98	%(5)

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)There was no waiver of expenses during the period.
(5)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY MORTGAGE SECURITIES FUND
      Class I Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the period from 4-2-07(1) through
	9-30-08		3-31-08

Net asset value, beginning of period	$9.62		$10.59

Income (loss) from investment operations:
Net investment income	0.26		0.57
Net realized and unrealized loss on investments	(0.63)		(0.97)

Total from investment operations	(0.37)		(0.40)

Less distributions from:
Net investment income	(0.26)		(0.57)
Capital gains	(0.00)		(0.00)

Total distributions	(0.26)		(0.57)

Net asset value, end of period	$8.99		$9.62

Total return	-3.88%		-4.05%
Net assets, end of period (in thousands)	$257		$251
Ratio of expenses to average net assets	0.79	%(2)	0.78	%(2)
Ratio of net investment income to average net assets	5.55	%(2)	5.15	%(2)
Portfolio turnover rate	67%		98	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the 12 months ended March 31, 2008.

See Accompanying Notes to Financial Statements.

Financial Highlights
      IVY MORTGAGE SECURITIES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended March 31,				For the period from 12-8-03(1) to
	9-30-08		2008	2007	2006	2005	3-31-04

Net asset value, beginning of period	$9.62		$10.59	$10.44	$10.68	$10.96	$10.87

Income (loss) from investment operations:
Net investment income	0.25		0.51	0.52	0.48	0.48	0.15
Net realized and unrealized gain (loss) on investments	(0.63)		(0.97)	0.15	(0.24)	(0.27)	0.13

Total from investment operations	(0.38)		(0.46)	0.67	0.24	0.21	0.28

Less distributions from:
Net investment income	(0.25)		(0.51)	(0.52)	(0.48)	(0.48)	(0.15)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.01)	(0.04)

Total distributions	(0.25)		(0.51)	(0.52)	(0.48)	(0.49)	(0.19)

Net asset value, end of period	$8.99		$9.62	$10.59	$10.44	$10.68	$10.96

Total return	-4.00%		-4.57%	6.66%	2.26%	1.95%	2.56%
Net assets, end of period (in millions)	$7		$9	$13	$7	$6	$3
Ratio of expenses to average net assets	1.02	%(2)	1.01%	1.00%	1.03%	1.12%	1.09	%(2)
Ratio of net investment income to average net assets	5.31	%(2)	4.93%	5.04%	4.53%	4.41%	4.38	%(2)
Portfolio turnover rate	67%		98%	121%	154%	200%	57	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended March 31, 2004.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements
      September 30, 2008                                                                                                                   (Unaudited)
      (In Thousands, Except Where Otherwise Noted)

NOTE 1 - Significant Accounting Policies

Ivy Funds (the Trust) is organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983, as amended, and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust issues seventeen series of capital shares; each series represents ownership of a separate mutual fund (Fund). The assets belonging to each Fund are held separately by the custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Trust's Board of Trustees. Management's valuation committee makes fair value determinations for the Trust, subject to the supervision of the Board of Trustees. Short-term debt securities, purchased with less than 60 days to maturity, are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency, prior to translation.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 4 - Investment Securities Transactions.

C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into United States dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Trust combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Forward foreign currency exchange contracts - A forward foreign currency exchange contract (Forward Contract) is an obligation to purchase or sell a specific currency at a future date at a fixed price. Forward Contracts are marked-to-market daily at the applicable translation rates and the resulting unrealized gains or losses are reflected in the Trust's financial statements. Gains or losses are realized by the Trust at the time the Forward Contract is extinguished. Contracts may be extinguished either by entry into a closing transaction or by delivery of the currency. Risks may arise from the possibility that the other party will not complete the obligations of the contract and from unanticipated movements in the value of the foreign currency relative to the United States dollar. The Trust uses Forward Contracts to attempt to reduce the overall risk of its investments.

E. Federal income taxes - It is the Trust's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise continue to qualify as a regulated investment company under the Internal Revenue Code. Accordingly, provision has not been made for Federal income taxes. Management of the Trust periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of September 30, 2008, management believes that under this standard no liability for unrecognized tax positions is required. The Trust is subject to examination by U.S. federal and state authorities for returns filed for years after 2004. See Note 5 - Federal Income Tax Matters.

F. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

G. Repurchase agreements - Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, remains at least equal to the value of the loan, including accrued interest thereon. The collateral for the repurchase agreement is held by the custodian bank.

H. Concentration of risk - For Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Pacific Opportunities Fund, Ivy Global Natural Resources Fund and Ivy Global Bond Fund, a Fund may have a significant investment in international securities. International investing involves additional risks, including currency fluctuations, political or economic conditions affecting the foreign country, investment and repatriation restrictions, and limited and less reliable investor information.

I. New accounting pronouncements - In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133" (SFAS 161). SFAS 161 amends and expands disclosures about derivative instruments and hedging activities. SFAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008. The Trust will institute SFAS 161 during the fiscal year ending March 31, 2010 and its potential impact, if any, on its financial statements is currently being assessed by management.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Ivy Investment Management Company (IICO), a wholly owned subsidiary of Waddell & Reed Financial, Inc. (WDR), serves as the investment manager for each Fund. IICO provides advice and supervises investments for which services it is paid a fee. The fee is payable by each Fund at the following annual rates:

Fund	Net Asset Breakpoints	Annual Rate

Ivy Dividend Opportunities Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%

Ivy Small Cap Value Fund	Up to $1 Billion	0.85%
	Over $1 Billion up to $2 Billion	0.83%
	Over $2 Billion up to $3 Billion	0.80%
	Over $3 Billion	0.76%

Ivy Value Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%

Ivy Managed European/ Pacific Fund	All levels	0.05%

Ivy Managed International Opportunities Fund	All levels	0.05%

Ivy Cundill Global Value Fund	Up to $500 Million	1.00%
	Over $500 Million and up to $1 Billion	0.85%
	Over $1 Billion and up to $2 Billion	0.83%
	Over $2 Billion and up to $3 Billion	0.80%
	Over $3 Billion	0.76%

Ivy European Opportunities Fund	Up to $250 Million	1.00%
	Over $250 Million up to $500 Million	0.85%
	Over $500 Million	0.75%

Ivy International Balanced Fund	Up to $1 Billion	0.70%
	Over $1 Billion and up to $2 Billion	0.65%
	Over $2 Billion and up to $3 Billion	0.60%
	Over $3 Billion	0.55%

Ivy International Core Equity Fund	Up to $1 Billion	0.85%
	Over $1 Billion and up to $2 Billion	0.83%
	Over $2 Billion and up to $3 Billion	0.80%
	Over $3 Billion	0.70%

Ivy International Growth Fund	Up to $1 Billion	0.85%
	Over $1 Billion and up to $2 Billion	0.83%
	Over $2 Billion and up to $3 Billion	0.80%
	Over $3 Billion	0.70%

Ivy Pacific Opportunities Fund	Up to $500 Million	1.00%
	Over $500 Million and up to $1 Billion	0.85%
	Over $1 Billion and up to $2 Billion	0.83%
	Over $2 Billion and up to $3 Billion	0.80%
	Over $3 Billion	0.76%

Ivy Balanced Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%

Ivy Global Natural Resources Fund	Up to $500 Million	1.00%
	Over $500 Million and up to $1 Billion	0.85%
	Over $1 Billion and up to $2 Billion	0.83%
	Over $2 Billion and up to $3 Billion	0.80%
	Over $3 Billion	0.76%

Ivy Real Estate Securities Fund	Up to $1 Billion	0.90%
	Over $1 Billion up to $2 Billion	0.87%
	Over $2 Billion up to $3 Billion	0.84%
	Over $3 Billion	0.80%

Ivy Bond Fund	Up to $500 Million	0.525%
	Over $500 Million and up to $1 Billion	0.50%
	Over $1 Billion and up to $1.5 Billion	0.45%
	Over $1.5 Billion	0.40%

Ivy Global Bond Fund	Up to $500 Million	0.625%
	Over $500 Million and up to $1 Billion	0.60%
	Over $1 Billion and up to $1.5 Billion	0.55%
	Over $1.5 Billion	0.50%

Ivy Mortgage Securities Fund	Up to $500 Million	0.50%
	Over $500 Million and up to $1 Billion	0.45%
	Over $1 Billion and up to $1.5 Billion	0.40%
	Over $1.5 Billion	0.35%

These fees are accrued daily and are paid monthly. However, IICO has voluntarily agreed to waive its management fee for Ivy Dividend Opportunities Fund, Ivy Global Bond, Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund on any day that the Fund's net assets are less than $25 million, subject to IICO's right to change or modify this waiver. During the six-month period ended September 30, 2008, IICO voluntarily waived its fee as shown in the following table:

Ivy Global Bond Fund	$56

Mackenzie Financial Corporation (MFC) serves as subadvisor to Ivy Global Natural Resources Fund under an agreement with IICO and receives a fee as follows:

Fund	Net Asset Breakpoints	Annual Rate

Ivy Global Natural Resources Fund	On the first $500 Million	0.50%
	On the next $500 Million	0.425%
	On the next $1 Billion	0.415%
	On the next $1 Billion	0.40%
	On all assets exceeding $3 Billion	0.38%

As of December 7, 2006, MFC also serves as subadvisor to Ivy Cundill Global Value Fund under an agreement with IICO and receives a fee as follows:

Fund	Net Asset Breakpoints	Annual Rate

Ivy Cundill Global Value Fund	On the first $500 Million	0.50%
	On the next $500 Million	0.425%
	On the next $1 Billion	0.415%
	On the next $1 Billion	0.40%
	On all assets exceeding $3 Billion	0.38%

Henderson Global Investors (North America) Inc. (HGINA) serves as subadvisor to Ivy European Opportunities Fund under an agreement with IICO. Henderson Investment Management Ltd., under a subadvisory agreement with HGINA, serves as subadvisor to the Fund. HGINA receives a fee payable monthly at an annual rate of 0.50% of average net assets.

Advantus Capital Management, Inc. serves as subadvisor to Ivy Bond Fund, Ivy Mortgage Securities Fund and Ivy Real Estate Securities Fund under an agreement with IICO and receives a fee equal to, on an annual basis, 0.27%, 0.30% and 0.55% of the respective Fund's average net assets.

Effective March 24, 2008, IICO serves as investment manager to Ivy Small Cap Value Fund.

From February 2, 2007 to March 24, 2008, BlackRock Capital Management, Inc. served as subadvisor to Ivy Small Cap Value Fund under an agreement with IICO and received a fee equal to, on an annual basis, 0.50% of the Fund's average net assets.

Templeton Investment Counsel, LLC serves as subadvisor to Ivy International Balanced Fund under an agreement with IICO and receives a fee that is shown in the following table:

Fund	Net Asset Breakpoints	Annual Rate

Ivy International Balanced Fund	On the first $100 Million	0.50%
	All net assets exceeding $100 Million	0.40%

Pursuant to a Master Fund Accounting Services Agreement, IICO provides certain accounting and pricing services for each Fund. As of March 18, 2003, IICO assigned its responsibilities under the Accounting Services Agreement to Waddell & Reed Services Company (WRSCO), an indirect subsidiary of WDR. For these services, each Fund, other than Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund (the Ivy Managed Funds), pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$11.5
From	$25	to	$50	$23.1
From	$50	to	$100	$35.5
From	$100	to	$200	$48.4
From	$200	to	$350	$63.2
From	$350	to	$550	$82.5
From	$550	to	$750	$96.3
From	$750	to	$1,000	$121.6
	$1,000 and Over			$148.5

In addition, for each class of shares in excess of one, each Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Under the Accounting and Administrative Services Agreement for the Ivy Managed Funds, each Fund pays WRSCO, for its services, a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting and Administrative Services Fee

Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$5,748
From	$25	to	$50	$11,550
From	$50	to	$100	$17,748
From	$100	to	$200	$24,198
From	$200	to	$350	$31,602
From	$350	to	$550	$41,250
From	$550	to	$750	$48,150
From	$750	to	$1,000	$60,798
	$1,000 and Over			$74,250

In addition, for each class of shares in excess of one, each of the Ivy Managed Funds pays WRSCO a monthly per-class fee equal to 1.25% of the monthly accounting services base fee.

Under the Shareholder Servicing Agreement, except for the Ivy Managed Funds, with respect to Class A, Class B, Class C, Class E and Advisor Class, for each shareholder account that was in existence at any time during the prior month: Ivy Balanced Fund, Ivy Dividend Opportunities Fund, Ivy International Balanced Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund pay WRSCO a monthly fee of $1.5792; Ivy Bond Fund, Ivy Global Bond Fund and Ivy Mortgage Securities Fund pay WRSCO a monthly fee of $1.6958; and Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Growth Fund, Ivy International Core Equity Fund and Ivy Pacific Opportunities Fund each pay WRSCO a monthly fee of $1.5042. For Class I and Class Y shares, each Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. For Class R shares, each Fund pays WRSCO a monthly fee at an annual rate of 0.20% of the average daily net assets of the class for the preceding month. Effective September 1, 2006, the Shareholder Servicing Agreement with respect to Class A, Class B and Class C shares has been revised so that each Fund pays WRSCO an annual fee (payable monthly) for each account of the Fund that is non-networked and is as shown above; however, WRSCO has agreed to reduce that fee if the number of total shareholders accounts within the Complex (Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios, Inc., Ivy Funds and Ivy Funds, Inc.) reaches certain levels. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain intermediaries), WRSCO has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries, not to exceed $1.50 per shareholder account per month. Each Fund also reimburses WRSCO for certain out-of-pocket costs for all classes. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WRSCO if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. WRSCO pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., 0.10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

Under the Shareholder Servicing Agreement for the Ivy Managed Funds, no fee is charged to the Ivy Managed Funds as compensation for services rendered under this Shareholder Servicing Agreement. The Ivy Managed Funds do, however, reimburse any out-of-pocket expenses incurred by WRSCO in the performance of its duties under this Agreement, including long distance telephone communications costs; microfilm and storage costs for certain documents; forms, printing and mailing costs; charges of any sub-agent used by WRSCO in performing services under the Shareholder Servicing Agreement; and costs of legal and special services not provided by Ivy Funds Distributor, Inc. (IFDI), IICO or WRSCO.

Pursuant to an Administrative Services Agreement, IICO provides certain administrative services to each Fund. The administrative fee for each Fund is a monthly fee at the annual rate of 0.01% of each Fund's average daily net assets.

As principal underwriter for the Trust's shares, IFDI receives sales commissions (which are not an expense of the Trust) for Class A and Class E shares. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class B, Class C or certain Class A and Class E shares and is paid to IFDI. During the six-month period ended September 30, 2008, IFDI received the following amounts in sales commissions and CDSC:

	Sales Commissions	CDSC
		Class A		Class B	Class C		Class E

Ivy Dividend Opportunities Fund	$215	$3		$8	$2		$––
Ivy Small Cap Value Fund	124	1		3	––	*	––
Ivy Value Fund	29	––		2	––	*	––
Ivy Managed European/ Pacific Fund	164	––	*	2	1		––
Ivy Managed International Opportunities Fund	302	––	*	1	1		––
Ivy Cundill Global Value Fund	257	1		35	3		––
Ivy European Opportunities Fund	304	1		26	2		––
Ivy International Balanced Fund	277	1		8	11		––
Ivy International Core Equity Fund	261	3		2	2		––
Ivy International Growth Fund	78	––	*	8	1		––
Ivy Pacific Opportunities Fund	$607	$––	*	$12	$4		$––
Ivy Balanced Fund	67	––	*	1	1		––
Ivy Global Natural Resources Fund	2,784	9		275	146		––
Ivy Real Estate Securities Fund	394	––	*	9	1		––
Ivy Bond Fund	79	1		2	––	*	––
Ivy Global Bond Fund	25	1		––	––	*
Ivy Mortgage Securities Fund	122	––	*	11	––	*	––
*Not shown due to rounding.

With respect to Class A, Class B, Class C and Class E shares, IFDI pays sales commissions and all expenses in connection with the sale of the Trust's shares, except for registration fees and related expenses. During the six-month period ended September 30, 2008, IFDI paid the following amounts:

Ivy Dividend Opportunities Fund	$254
Ivy Small Cap Value Fund	125
Ivy Value Fund	33
Ivy Managed European/Pacific Fund	145
Ivy Managed International Opportunities Fund	267
Ivy Cundill Global Value Fund	276
Ivy European Opportunities Fund	322
Ivy International Balanced Fund	327
Ivy International Core Equity Fund	387
Ivy International Growth Fund	102
Ivy Pacific Opportunities Fund	628
Ivy Balanced Fund	87
Ivy Global Natural Resources Fund	4,398
Ivy Real Estate Securities Fund	412
Ivy Bond Fund	78
Ivy Global Bond Fund	46
Ivy Mortgage Securities Fund	131

Under a Distribution and Service Plan for Class A, Class B, Class C, Class E, Class R and Class Y shares adopted by the Trust on behalf of each Fund (other than the Ivy Managed Funds) and a Distribution and Service Plan for Class A, Class B, Class C, Class E and Class Y shares adopted by the Trust on behalf of the Ivy Managed Funds, each Fund may pay certain amounts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For Class A shares, each Fund may pay a distribution and/or service fee to IFDI in an amount not to exceed 0.25% of the Fund's average annual net assets attributable to that class. The fee is to be paid to reimburse IFDI (or compensate IFDI with respect to Ivy Managed Funds) for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

For Class B shares and Class C shares, each Fund may pay IFDI a service fee in an amount not to exceed 0.25% of the Fund's average annual net assets attributable to that class. The fee is to be paid to reimburse IFDI (or compensate IFDI with respect to the Ivy Managed Funds) for amounts it expends in connection with the provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

For Class B shares and Class C shares, each Fund may pay IFDI a distribution fee not to exceed 0.75% of the Fund's average annual net assets attributable to that class to compensate IFDI for its services in connection with the distribution of shares of that class. The Class B Plan and the Class C Plan each permit IFDI to receive compensation, through the distribution fee, for its distribution activities for that class.

For Class E shares, each Fund may pay IFDI, the principal underwriter for the Fund, a fee up to 0.25% of the Fund's average annual net assets attributable to Class E shares, paid daily, to compensate IFDI for its costs and expenses in connection with, either directly or through others, the distribution of the Class E shares, the provision of personal services to Class E shareholders and/or maintenance of Class E shareholder accounts. The Class E Plan permits IFDI to be compensated for these Class E-related distribution activities through the distribution fee, subject to the limit contained in the Plan. The Class E Plan also permits IFDI to be compensated for amounts it expends: in compensating, training and supporting registered financial advisors, sales manager and/or other appropriate personnel in providing personal services to Class E shareholders of the funds and/or maintaining Class E shareholder accounts; increasing services provided to Class E shareholders of the Funds by office personnel located at field sales offices; engaging in other activities useful in providing personal service to Class E shareholders of the Funds and/or maintenance of Class E shareholder accounts; and in compensating broker-dealers and other third parties who may regularly sell Class E shares of the Funds, and may regularly provide shareholder services and/or maintain shareholder accounts with respect to Class E shares.

For Class R shares of Ivy Global Natural Resources Fund and Ivy Real Estate Securities Fund, each Fund may pay IFDI a fee of up to 0.50%, on an annual basis, of the average daily net assets attributable to that class to compensate IFDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal service to Class R shareholders and/or maintenance of Class R shareholder accounts.

For Class Y shares, each Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets attributable to that class to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal service to Class Y shareholders and/or maintenance of Class Y shareholder accounts.

For Ivy Cundill Global Value Fund, Ivy Global Natural Resources Fund, Ivy International Core Equity Fund and Ivy Pacific Opportunities Fund, IICO has contractually agreed to reimburse a Fund's expenses, for the calendar year ended December 31, 2006, and for the following five years, to the extent necessary to ensure that the Fund's annual operating expenses, when calculated at the Fund level, do not exceed 2.50% of the Fund's average net assets (excluding 12b-1 fees and certain other expenses). During the six-month period ended September 30, 2008, IICO did not reimburse any expenses under this agreement.

In addition, IFDI and WRSCO have voluntarily agreed to waive sufficient Fund expenses to ensure that the total annual fund operating expenses do not exceed the following levels for the specified funds/classes:

Fund and Class	Expense Limitation (as a percentage of average net assets of each Class)

Ivy Cundill Global Value Fund, Class A	1.90%
Ivy Cundill Global Value Fund, Class C	2.55%
Ivy Cundill Global Value Fund, Class Y	1.20%
Ivy Global Natural Resources Fund, Class A	1.70%
Ivy Global Natural Resources Fund, Class C	2.40%
Ivy Global Natural Resources Fund, Class Y	1.20%

During the six-month period ended September 30, 2008, IFDI reimbursed the Fund's service fees as shown:

Ivy Cundill Global Value Fund, Class Y	$12
Ivy Global Natural Resources Fund, Class Y	204

Effective August 1, 2008, IICO, IFDI and WRSCO have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for Ivy International Growth Fund, Class Y at the following level:

Fund and Class	Expense Limitation (as a percentage of average net assets of each Class)

Ivy International Growth Fund, Class Y	1.42%

During the six-month period ended September 30, 2008, IFDI reimbursed the Fund's fees as shown:

Ivy International Growth Fund, Class Y	$––	*

From June 2, 2008 to July 31, 2009, IICO, IFDI and WRSCO have contractually agreed to reimburse sufficient management fees, 12b-1 and/or shareholder servicing fees to cap the expenses for each Class of Ivy Global Bond Fund at the following levels for the specified classes:

Fund and Class	Expense Limitation (as a percentage of average net assets of each Class)

Ivy Global Bond Fund, Class A	0.99%
Ivy Global Bond Fund, Class B	1.74%
Ivy Global Bond Fund, Class C	1.74%
Ivy Global Bond Fund, Class I	0.74%
Ivy Global Bond Fund, Class Y	0.99%

During the six-month period ended September 30, 2008, IFDI reimbursed the Fund's fees as shown:

Ivy Global Bond Fund, Class A	$2
Ivy Global Bond Fund, Class B	––
Ivy Global Bond Fund, Class C	––	*
Ivy Global Bond Fund, Class I	2
Ivy Global Bond Fund, Class Y	3
*Not shown due to rounding.

The Funds have adopted an Expense Reimbursement Plan regarding the Service Fees paid by Class A, Class B and Class C. The Plan allows for the current payment of expenses from prior years that were not paid at that time due to the respective Class at the 0.25% limit for reimbursement. In future years, should a Class have Service Fees below the 0.25% limit, IFDI could at that time request payment of some or all of the amounts disclosed below, still subject to the 0.25% limit:

	Class A	Class B		Class C

Ivy Dividend Opportunities Fund	$41	$––	*	$18
Ivy Small Cap Value Fund	79	––	*	10
Ivy Value Fund	24	––	*	1
Ivy Cundill Global Value Fund	369	1		32
Ivy European Opportunities Fund	182	––	*	29
Ivy International Balanced Fund	123	––	*	25
Ivy International Core Equity Fund	96	1		27
Ivy International Growth Fund	218	1		6
Ivy Pacific Opportunities Fund	193	1		44
Ivy Balanced Fund	19	––	*	4
Ivy Global Natural Resources Fund	965	12		340
Ivy Real Estate Securities Fund	198	––	*	21
Ivy Bond Fund	29	––	*	6
Ivy Global Bond Fund	––	––		––
Ivy Mortgage Securities Fund	156	––	*	30

The Funds have not recorded a liability for this potential reimbursement since the obligation to reimburse for these unrecovered service fees ceases upon termination of the expense reimbursement plan.

Through July 31, 2009, IFDI and WRSCO have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual Class E operating expenses do not exceed the following levels for the specified Funds:

Class E

Ivy Dividend Opportunities Fund	1.37%
Ivy Cundill Global Value Fund	1.59%
Ivy International Balanced Fund	1.33%
Ivy International Core Equity Fund	1.53%
Ivy Global Natural Resources Fund	1.27%
Ivy Real Estate Securities Fund	1.67%
Ivy Bond Fund	1.21%
Ivy Mortgage Securities Fund	1.14%

During the six-month period ended September 30, 2008, the following amounts were reimbursed as shown:

	Class E

Ivy Dividend Opportunities Fund	$3
Ivy Cundill Global Value Fund	1
Ivy International Balanced Fund	2
Ivy International Core Equity Fund	2
Ivy Global Natural Resources Fund	7
Ivy Real Estate Securities Fund	1
Ivy Bond Fund	1
Ivy Mortgage Securities Fund	––	*
*Not shown due to rounding.

In addition, effective September 1, 2008, IFDI and WRSCO have voluntarily agreed to waive sufficient Fund Class Y expenses to ensure that Class Y expenses do not surpass Class A expenses. The affected Funds and the amount of the waivers were as follows:

Class Y

Ivy European Opportunities Fund	$––	*
Ivy Bond Fund	––	*
*Not shown due to rounding.

During the six-month period ended September 30, 2008, the Funds paid Trustees' regular compensation of $133, which is included in other expenses.

NOTE 3 - Investment Valuations

The Trust has instituted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that each Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of each Fund's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

	Investments		Other Financial Instruments+

Ivy Dividend Opportunities Fund
Level 1 - Quoted Prices	$196,621		$––
Level 2 - Other Significant Observable Inputs	34,352		––
Level 3 - Significant Unobservable Inputs	––		––

Total	$230,973		$––

Ivy Small Cap Value Fund
Level 1 - Quoted Prices	$117,599		$––
Level 2 - Other Significant Observable Inputs	18,793		––
Level 3 - Significant Unobservable Inputs	––		––

Total	$136,392		$––

Ivy Value Fund
Level 1 - Quoted Prices	$52,432		$(181)
Level 2 - Other Significant Observable Inputs	2,256		––
Level 3 - Significant Unobservable Inputs	––		(26)

Total	$54,688		$(207)

Ivy Managed European/Pacific Fund
Level 1 - Quoted Prices	$51,731		$––
Level 2 - Other Significant Observable Inputs	148		––
Level 3 - Significant Unobservable Inputs	––		––

Total	$51,879		$––

Ivy Managed International Opportunities Fund
Level 1 - Quoted Prices	$111,938		$––
Level 2 - Other Significant Observable Inputs,	239		––
Level 3 - Significant Unobservable Inputs	––		––

Total	$112,177		$––

Ivy Cundill Global Value Fund
Level 1 - Quoted Prices	$159,303		$22,709
Level 2 - Other Significant Observable Inputs	262,723		––
Level 3 - Significant Unobservable Inputs	––		––

Total	$422,026		$22,709

Ivy European Opportunities Fund
Level 1 - Quoted Prices	$1,972		$––
Level 2 - Other Significant Observable Inputs	349,798		––
Level 3 - Significant Unobservable Inputs	––	*	––

Total	$351,770		$––

Ivy International Balanced Fund
Level 1 - Quoted Prices	$21,290		$1,488
Level 2 - Other Significant Observable Inputs	274,334		––
Level 3 - Significant Unobservable Inputs	––		––

Total	$295,624		$1,488

Ivy International Core Equity Fund
Level 1 - Quoted Prices	$10,919		$(363)
Level 2 - Other Significant Observable Inputs	269,330		––
Level 3 - Significant Unobservable Inputs	––		––

Total	$280,249		$(363)

Ivy International Growth Fund
Level 1 - Quoted Prices	$12,776		$––
Level 2 - Other Significant Observable Inputs	173,709		––
Level 3 - Significant Unobservable Inputs	––		––

Total	$186,485		$––

Ivy Pacific Opportunities Fund
Level 1 - Quoted Prices	$77,339		$––
Level 2 - Other Significant Observable Inputs	301,055		––
Level 3 - Significant Unobservable Inputs	2,305		––

Total	$380,699		$––

Ivy Balanced Fund
Level 1 - Quoted Prices	$66,998		$––
Level 2 - Other Significant Observable Inputs	39,454		––
Level 3 - Significant Unobservable Inputs	25		––

Total	$106,477		$––

Ivy Global Natural Resources Fund
Level 1 - Quoted Prices	$4,313,334		$16,816
Level 2 - Other Significant Observable Inputs	1,214,499		––
Level 3 - Significant Unobservable Inputs	30,989		––

Total	$5,558,822		$16,816

Ivy Real Estate Securities Fund
Level 1 - Quoted Prices	$397,134		$––
Level 2 - Other Significant Observable Inputs	29,971		––
Level 3 - Significant Unobservable Inputs	––		––

Total	$427,105		$––

Ivy Bond Fund
Level 1 - Quoted Prices	$348		$200
Level 2 - Other Significant Observable Inputs	142,598		––
Level 3 - Significant Unobservable Inputs	1,683		––

Total	$144,629		$200

Ivy Global Bond Fund
Level 1 - Quoted Prices	$––		$83
Level 2 - Other Significant Observable Inputs	38,699		––
Level 3 - Significant Unobservable Inputs	631		––

Total	$39,330		$83

Ivy Mortgage Securities Fund
Level 1 - Quoted Prices	$––		$580
Level 2 - Other Significant Observable Inputs	255,626		––
Level 3 - Significant Unobservable Inputs	4,465		––

Total	$260,091		$580

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

*Not shown due to rounding.

The following tables are a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Other Financial Instruments+

Ivy Value Fund
Beginning balance 4-1-08	$––	$––
Net realized gain (loss)	––	(42)
Net change in unrealized appreciation (depreciation)	––	33
Net purchases (sales)	––	(17)
Transfers in and/or out of Level 3	––	––

Ending Balance 9-30-08	$––	$(26)

Net change in unrealized appreciation (depreciation) from investments still held as of 9-30-08	$––	$33

Ivy European Opportunities Fund
Beginning balance 4-1-08	$–– *	$––
Net realized gain (loss)	––	––
Net change in unrealized appreciation (depreciation)	–– *	––
Net purchases (sales)	––	––
Transfers in and/or out of Level 3	––	––

Ending Balance 9-30-08	$–– *	$––

Net change in unrealized appreciation (depreciation) from investments still held as of 9-30-08	$–– *	$––

Ivy Pacific Opportunities Fund
Beginning balance 4-1-08	$1,987	$––
Net realized gain (loss)	––	––
Net change in unrealized appreciation (depreciation)	(432)	––
Net purchases (sales)	750	––
Transfers in and/or out of Level 3	––	––

Ending Balance 9-30-08	$2,305	$––

Net change in unrealized appreciation (depreciation) from investments still held as of 9-30-08	$130	$––

Ivy Balanced Fund
Beginning balance 4-1-08	$––	$––
Net realized gain (loss)	6	––
Net change in unrealized appreciation (depreciation)	(2)	––
Net purchases (sales)	(7)	––
Transfers in and/or out of Level 3	28	––

Ending Balance 9-30-08	$25	$––

Net change in unrealized appreciation (depreciation) from investments still held as of 9-30-08	$(2)	$––

Ivy Global Natural Resources Fund
Beginning balance 4-1-08	$27,887	$––
Net realized gain (loss)	960	––
Net change in unrealized appreciation (depreciation)	3,077	––
Net purchases (sales)	(935)	––
Transfers in and/or out of Level 3	––	––

Ending Balance 9-30-08	$30,989	$––

Net change in unrealized appreciation (depreciation) from investments still held as of 9-30-08	$(1,051)	$––

Ivy Bond Fund
Beginning balance 4-1-08	$2,334	$––
Net realized gain (loss)	–– *	––
Net change in unrealized appreciation (depreciation)	(73)	––
Net purchases (sales)	(34)	––
Transfers in and/or out of Level 3	(544)	––

Ending Balance 9-30-08	$1,683	$––

Net change in unrealized appreciation (depreciation) from investments still held as of 9-30-08	$(129)	$––

Ivy Global Bond Fund
Beginning balance 4-1-08	$––	$––
Net realized gain (loss)	––	––
Net change in unrealized appreciation (depreciation)	(134)	––
Net purchases (sales)	1,021	––
Transfers in and/or out of Level 3	(256)	––

Ending Balance 9-30-08	$631	$––

Net change in unrealized appreciation (depreciation) from investments still held as of 9-30-08	$(134)	$––

Ivy Mortgage Securities Fund
Beginning balance 4-1-08	$3,765	$––
Net realized gain (loss)	1	––
Net change in unrealized appreciation (depreciation)	(183)	––
Net purchases (sales)	(149)	––
Transfers in and/or out of Level 3	1,031	––

Ending Balance 9-30-08	$4,465	$––

Net change in unrealized appreciation (depreciation) from investments still held as of 9-30-08	$(214)	$––

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

*Not shown due to rounding.

NOTE 4 - Investment Securities Transactions

For the six-month period ended September 30, 2008, the cost of purchases and the proceeds from maturities and sales of investments securities, other than U.S. Government and short-term securities, were as follows:

	Purchases	Sales

Ivy Dividend Opportunities Fund	$61,539	$20,117
Ivy Small Cap Value Fund	55,663	61,516
Ivy Value Fund	16,322	19,391
Ivy Managed European/Pacific Fund	13,369	759
Ivy Managed International Opportunities Fund	35,164	1,105
Ivy Cundill Global Value Fund	126,050	126,999
Ivy European Opportunities Fund	222,000	247,743
Ivy International Balanced Fund	46,673	30,685
Ivy International Core Equity Fund	180,648	133,996
Ivy International Growth Fund	105,634	105,656
Ivy Pacific Opportunities Fund	274,758	257,496
Ivy Balanced Fund	22,658	13,405
Ivy Global Natural Resources Fund	9,043,003	9,341,959
Ivy Real Estate Securities Fund	96,512	70,301
Ivy Bond Fund	25,036	18,540
Ivy Global Bond Fund	20,210	83
Ivy Mortgage Securities Fund	1,735	31,154

Purchases and proceeds from maturities and sales of U.S. Government securities were:

	Purchases	Sales

Ivy Balanced Fund	$––	$261
Ivy Bond Fund	205,684	186,497
Ivy Global Bond Fund	4,279	36
Ivy Mortgage Securities Fund	171,855	182,119

Purchases and proceeds from maturities and sales of affiliates were:

	Purchases	Sales

Ivy Pacific Opportunities Fund	$750	$––
Ivy Global Natural Resources Fund	326,216	53,036

For Federal income tax purposes, cost of investments owned at September 30, 2008 and the related unrealized appreciation (depreciation) were as follows:

	Cost	Appreciation	Depreciation	Aggregate Appreciation (Depreciation)

Ivy Dividend Opportunities Fund	$230,352,148	$16,192,902	$15,571,801	$621,101
Ivy Small Cap Value Fund	134,542,000	11,075,262	9,225,168	1,850,094
Ivy Value Fund	53,322,740	7,493,089	6,128,227	1,364,862
Ivy Managed European/ Pacific Fund	80,098,357	––	28,219,624	(28,219,624)
Ivy Managed International Opportunities Fund	150,526,615	––	38,349,942	(38,349,942)
Ivy Cundill Global Value Fund	502,147,341	48,822,214	106,234,007	(57,411,793)
Ivy European Opportunities Fund	463,814,703	7,275,681	119,320,386	(112,044,705)
Ivy International Balanced Fund	349,508,882	13,403,657	65,799,805	(52,396,148)
Ivy International Core Equity Fund	342,071,343	5,762,012	67,947,575	(62,185,563)
Ivy International Growth Fund	206,522,388	15,366,659	35,404,027	(20,037,368)
Ivy Pacific Opportunities Fund	515,195,900	16,861,681	151,358,528	(134,496,847)
Ivy Balanced Fund	96,475,479	11,635,589	1,634,265	10,001,324
Ivy Global Natural Resources Fund	6,854,520,102	121,434,508	1,400,295,868	(1,278,861,360)
Ivy Real Estate Securities Fund	374,487,639	68,571,794	15,954,094	52,617,700
Ivy Bond Fund	156,572,977	360,721	12,305,112	(11,944,391)
Ivy Global Bond Fund	40,594,013	143,923	1,325,313	(1,181,390)
Ivy Mortgage Securities Fund	304,795,917	1,010,031	45,714,545	(44,704,514)

NOTE 5 - Federal Income Tax Matters

For Federal income tax purposes, the Funds' distributed and undistributed earnings and profit for the fiscal year ended March 31, 2008 and the related net capital losses and post-October activity were as follows:

	Ivy Dividend Opportunities Fund	Ivy Small Cap Value Fund	Ivy Value Fund

Net ordinary income	$1,114,737	$––	$434,945
Distributed ordinary income	1,144,125	4,223,778	1,419,592
Undistributed ordinary income	––	––	26,480	*
Realized long-term capital gains	580,376	2,336,081	3,768,568
Distributed long-term capital gains	2,015,803	4,522,035	4,646,513
Undistributed long-term capital gains	––	1,111	610	*
Post-October losses deferred	2,961,081	11,448,396	1,800,054

	Ivy Managed European/ Pacific Fund	Ivy Managed International Opportunities Fund	Ivy Cundill Global Value Fund

Net ordinary income	$2,036,791	$2,574,430	$18,490,783
Distributed ordinary income	2,036,791	2,468,124	28,868,415
Undistributed ordinary income	––	106,306	858,386
Realized long-term capital gains	2,577,102	2,171,746	22,751,359
Distributed long-term capital gains	101,834	––	41,944,816
Undistributed long-term capital gains	2,475,268	2,171,746	3,183
Post-October losses deferred	––	––	33,237,072

	Ivy European Opportunities Fund	Ivy International Balanced Fund		Ivy International Core Equity Fund

Net ordinary income	$16,685,716	$15,221,467		$12,288,974
Distributed ordinary income	15,290,384	12,128,367		15,229,537
Undistributed ordinary income	2,156,824	5,042,647	*	3,450,991
Realized long-term capital gains	57,537,576	11,890,591		9,027,111
Distributed long-term capital gains	48,944,506	6,489,354		9,412,743
Undistributed long-term capital gains	18,952,359	7,325,446		4,710,841
Post-October losses deferred	540,853	––		––
*This entire amount was distributed prior to September 30, 2008.

	Ivy International Growth Fund	Ivy Pacific Opportunities Fund	Ivy Balanced Fund

Net ordinary income	$155,242	$51,357,085	$1,718,157
Distributed ordinary income	402,130	48,093,720	1,717,894
Undistributed ordinary income	75,196	17,772,429	39,048	*
Realized long-term capital gains	––	45,757,101	1,586,143
Distributed long-term capital gains	––	14,296,128	2,238,984
Undistributed long-term capital gains	––	35,672,676	184	*
Post-October losses deferred	––	895,059	845,565

	Ivy Global Natural Resources Fund	Ivy Real Estate Securities Fund		Ivy Bond Fund

Net ordinary income	$589,906,320	$4,215,012		$3,919,498
Distributed ordinary income	416,921,811	9,990,006		3,908,121
Undistributed ordinary income	248,854,949	1,310,436	*	47,586	*
Realized long-term capital gains	777,184,161	20,858,688		––
Distributed long-term capital gains	315,419,590	33,727,709		––
Undistributed long-term capital gains	540,665,321	1,531	*	––
Post-October losses deferred	23,987,686	4,882,240		––

	Ivy Mortgage Securities Fund

Net ordinary income	$15,559,407
Distributed ordinary income	15,549,194
Undistributed ordinary income	187,175	*
Realized long-term capital gains	––
Distributed long-term capital gains	––
Undistributed long-term capital gains	––
Post-October losses deferred	1,450,090
*This entire amount was distributed prior to September 30, 2008.

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses and currency losses incurred between each November 1 and the end of its fiscal year (post-October losses).

Capital Loss Carryovers are available to offset future realized capital gain net income incurred in the eight taxable years succeeding the loss year for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

	Ivy International Growth Fund	Ivy Pacific Opportunities Fund

March 31, 2009	$50,885,086	$157,220
March 31, 2010	146,210,535	157,220
March 31, 2011	47,213,802	––
Total carryover	$244,309,423	$314,440

	Ivy Bond Fund	Ivy Mortgage Securities Fund

March 31, 2014	$—	$164,447
March 31, 2015	335,409	484,106
March 31, 2016	––	902,106
Total carryover	$335,409	$1,550,659

Ivy Developing Markets Fund was merged into Ivy Pacific Opportunities Fund as of June 16, 2003. At the time of the merger, Ivy Developing Markets Fund had capital loss carryovers available to offset future gains of the Ivy Pacific Opportunities Fund. These carryovers are limited to $157,220 for each period ending March 31, 2009 and 2010 plus any unused limitations from prior year.

Ivy International Growth Fund was merged into Ivy International Growth Fund (formerly, Ivy International Fund) as of March 27, 2006. At the time of the merger, Ivy International Growth Fund had capital loss carryovers available to offset future gains of the Ivy International Fund. These carryovers are limited to $10,637,438 for the period ending March 31, 2009 and $3,234,412 for the period ending March 31, 2010 plus any unused limitations from prior year and the amount of certain built-in gains realized, if any.

NOTE 6 - Multiclass Operations

Each Fund within the Trust offers five classes of shares, Class A, Class B, Class C, Class I and Class Y, and all Funds except Ivy Small Cap Value Fund, Ivy Value Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy European Opportunities Fund, Ivy International Growth Fund, Ivy Pacific Opportunities Fund, Ivy Balanced Fund and Ivy Global Bond Fund offer Class E shares to the public. Each share class has equal rights as to assets and voting privileges. In addition, Ivy Global Natural Resources Fund and Ivy Real Estate Securities Fund offer Class R shares, which also have equal rights as to assets and voting privileges. Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Pacific Opportunities Fund and Ivy Global Natural Resources Fund also offered Advisor Class shares. Advisor Class shares are no longer available for investment. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectuses and the Statement of Additional Information for the Trust.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock for the six-month period ended September 30, 2008 are summarized below.

	Ivy Dividend Opportunities Fund	Ivy Small Cap Value Fund

Shares issued from sale of shares:
Class A	3,415	1,992
Class B	149	43
Class C	741	147
Class E	35	––
Class I	4	11
Class Y	1,242	76
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	23	––
Class B	––	––
Class C	––	––
Class E	–– *	––
Class I	–– *	––
Class Y	3	––
Shares redeemed:
Class A	(1,517)	(1,446)
Class B	(99)	(66)
Class C	(249)	(167)
Class E	(13)	(––)
Class I	(––)	(4)
Class Y	(411)	(220)

Increase in outstanding capital shares	3,323	366

*Not shown due to rounding.

Value issued from sale of shares:
Class A	$54,901	$26,703
Class B	2,387	543
Class C	11,693	1,882
Class E	567	––
Class I	58	155
Class Y	20,354	1,035
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	360	––
Class B	––	––
Class C	––	––
Class E	1	––
Class I	1	––
Class Y	48	––
Value redeemed:
Class A	(23,855)	(19,189)
Class B	(1,519)	(842)
Class C	(3,892)	(2,141)
Class E	(194)	(––)
Class I	(-)	(49)
Class Y	(6,497)	(2,989)

Increase in outstanding capital	$54,413	$5,108

	Ivy Value Fund	Ivy Managed European/ Pacific Fund	Ivy Managed International Opportunities Fund

Shares issued from sale of shares:
Class A	328	2,086	4,321
Class B	22	38	116
Class C	35	52	132
Class E	––	––	––
Class I	––	––	––
Class Y	6	9	5
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	9	––	––
Class B	––	––	––
Class C	––	––	––
Class E	–– *	––	––
Class I	–– *	––	––
Class Y	–– *	––	––
Shares redeemed:
Class A	(557)	(788)	(1,159)
Class B	(60)	(26)	(48)
Class C	(48)	(61)	(45)
Class E	(––)	(––)	(––)
Class I	(––)	(––)	(––)
Class Y	(5)	(1)	(––)

Increase (decrease) in outstanding capital shares	(270)	1,309	3,322

Value issued from sale of shares:
Class A	$5,191	$19,681	$42,127
Class B	344	359	1,150
Class C	532	504	1,291
Class E	––	––	––
Class I	––	––	––
Class Y	98	82	45
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	133	––	––
Class B	––	––	––
Class C	––	––	––
Class E	–– *	––	––
Class I	–– *	––	––
Class Y	2	––	––
Value redeemed:
Class A	(8,818)	(7,008)	(10,688)
Class B	(948)	(228)	(445)
Class C	(751)	(547)	(412)
Class E	(––)	(––)	(––)
Class I	(––)	(––)	(––)
Class Y	(71)	(11)	(––)

Increase (decrease) in outstanding capital	$(4,288)	$12,832	$33,068

*Not shown due to rounding.

	Ivy Cundill Global Value Fund	Ivy European Opportunities Fund	Ivy International Balanced Fund

Shares issued from sale of shares:
Class A	1,849	1,141	2,356
Class B	64	27	232
Class C	163	55	537
Class E	4	––	22
Class I	15	390	855
Class Y	102	11	57
Advisor Class	––	––	NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	––	––	317
Class B	––	––	12
Class C	––	––	42
Class E	––	––	1
Class I	––	––	76
Class Y	––	––	2
Advisor Class	––	––	NA
Shares redeemed:
Class A	(6,832)	(2,383)	(3,575)
Class B	(430)	(399)	(268)
Class C	(2,126)	(374)	(611)
Class E	(2)	(––)	(2)
Class I	(19)	(37)	(36)
Class Y	(136)	(20)	(112)
Advisor Class	(9)	(7)	NA

Decrease in outstanding capital shares	(7,357)	(1,596)	(95)

Value issued from sale of shares:
Class A	$23,464	$37,997	$37,084
Class B	793	894	3,754
Class C	2,002	1,808	8,583
Class E	56	––	351
Class I	189	13,378	13,647
Class Y	1,304	346	920
Advisor Class	––	––	NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	––	––	4,839
Class B	––	––	177
Class C	––	––	635
Class E	––	––	17
Class I	––	––	1,154
Class Y	––	––	27
Advisor Class	––	––	NA
Value redeemed:
Class A	(85,378)	(78,361)	(53,292)
Class B	(5,231)	(12,652)	(4,023)
Class C	(26,012)	(11,834)	(9,157)
Class E	(26)	(––)	(31)
Class I	(240)	(1,120)	(512)
Class Y	(1,747)	(653)	(1,755)
Advisor Class	(114)	(221)	NA

Decrease in outstanding capital	$(90,940)	$(50,418)	$2,418

	Ivy International Core Equity Fund	Ivy International Growth Fund	Ivy Pacific Opportunities Fund

Shares issued from sale of shares:
Class A	4,310	405	3,379
Class B	192	18	75
Class C	862	46	169
Class E	18	––	––
Class I	412	142	531
Class Y	339	17	90
Advisor Class	NA	NA	––
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	––	––	––
Class B	––	––	––
Class C	––	––	––
Class E	––	––	––
Class I	––	––	––
Class Y	––	––	––
Advisor Class	NA	NA	––
Shares redeemed:
Class A	(1,997)	(461)	(4,594)
Class B	(143)	(64)	(194)
Class C	(454)	(175)	(452)
Class E	(5)	(––)	(––)
Class I	(19)	(15)	(73)
Class Y	(90)	(8)	(109)
Advisor Class	NA	NA	(2)

Increase (decrease) in outstanding capital shares	3,425	(95)	(1,180)

Value issued from sale of shares:
Class A	$72,040	$14,200	$57,587
Class B	2,995	595	1,177
Class C	13,279	1,466	2,665
Class E	288	––	––
Class I	7,010	5,129	9,262
Class Y	5,603	565	1,574
Advisor Class	NA	NA	––
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	––	––	––
Class B	––	––	––
Class C	––	––	––
Class E	––	––	––
Class I	––	––	––
Class Y	––	––	––
Advisor Class	NA	NA	––
Value redeemed:
Class A	(32,037)	(15,928)	(74,560)
Class B	(2,125)	(1,961)	(2,848)
Class C	(6,739)	(5,493)	(6,800)
Class E	(72)	(––)	(––)
Class I	(281)	(485)	(1,133)
Class Y	(1,440)	(277)	(1,855)
Advisor Class	NA	NA	(21)

Increase (decrease) in outstanding capital	$58,521	$(2,189)	$(14,952)

	Ivy Balanced Fund		Ivy Global Natural Resources Fund	Ivy Real Estate Securities Fund

Shares issued from sale of shares:
Class A	628		19,689	3,026
Class B	48		561	135
Class C	727		5,112	235
Class E	––	*	44	8
Class I	––	*	6,644	20
Class R	NA		474	4
Class Y	539		4,761	588
Advisor Class	NA		––	NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	20		––	65
Class B	––	*	––	–– *
Class C	1		––	1
Class E	––	*	––	–– *
Class I	––	*	––	1
Class R	NA		––	–– *
Class Y	10		––	43
Advisor Class	NA		––	NA
Shares redeemed:
Class A	(455)		(27,216)	(1,857)
Class B	(26)		(1,244)	(90)
Class C	(185)		(8,465)	(110)
Class E	(––	)*	(3)	(2)
Class I	(––	)*	(671)	(8)
Class R	NA		(179)	(–– )*
Class Y	(130)		(5,186)	(539)
Advisor Class	NA		(1)	NA

Increase (decrease) in outstanding capital shares	1,177		(5,680)	(1,520)

Value issued from sale of shares:
Class A	$10,366		$744,906	$59,407
Class B	787		20,357	2,615
Class C	11,738		180,584	4,587
Class E	––	*	1,599	163
Class I	––	*	248,250	405
Class R	NA		17,961	70
Class Y	8,819		180,911	11,805
Advisor Class	NA		––	NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	334		––	1,278
Class B	3		––	8
Class C	12		––	14
Class E	1		––	1
Class I	1		––	10
Class R	NA		––	1
Class Y	168		––	838
Advisor Class	NA		––	NA
Value redeemed:
Class A	(7,528)		(953,510)	(36,156)
Class B	(428)		(41,410)	(1,702)
Class C	(2,960)		(271,495)	(2,144)
Class E	(––	)*	(90)	(30)
Class I	(––	)*	(20,236)	(148)
Class R	NA		(6,440)	(1)
Class Y	(2,176)		(176,363)	(10,317)
Advisor Class	NA		(29)	NA

Increase (decrease) in outstanding capital	$19,137		$(75,005)	$30,704

*Not shown due to rounding.

	Ivy Bond Fund	Ivy Global Bond Fund	Ivy Mortgage Securities Fund

Shares issued from sale of shares:
Class A	2,787	1,804	2,217
Class B	148	533	58
Class C	547	967	232
Class E	36	NA	5
Class I	2	505	2
Class Y	20	723	217
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	162	––	583
Class B	4	––	20
Class C	8	––	31
Class E	2	NA	1
Class I	1	––	1
Class Y	–– *	––	20
Shares redeemed:
Class A	(1,071)	(398)	(6,561)
Class B	(47)	(1)	(317)
Class C	(163)	(14)	(500)
Class E	(4)	NA	(3)
Class I	(2)	(––)	(1)
Class Y	(1)	(103)	(401)

Increase (decrease) in outstanding capital shares	2,429	4,016	(4,396)

Value issued from sale of shares:
Class A	$26,606	$18,009	$20,829
Class B	1,405	5,324	545
Class C	5,165	9,628	2,163
Class E	341	NA	49
Class I	16	5,050	22
Class Y	193	7,233	2,067
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	1,538	––	5,444
Class B	41	––	189
Class C	74	––	292
Class E	17	NA	7
Class I	4	––	7
Class Y	2	––	188
Value redeemed:
Class A	(10,226)	(3,925)	(61,614)
Class B	(448)	(10)	(2,991)
Class C	(1,553)	(142)	(4,696)
Class E	(35)	NA	(33)
Class I	(15)	(––)	(6)
Class Y	(8)	(1,023)	(3,788)

Increase (decrease) in outstanding capital	$23,117	$40,144	$(41,326)

*Not shown due to rounding.

Transactions in capital stock for the fiscal year ended March 31, 2008 are summarized below.

	Ivy Dividend Opportunities Fund	Ivy Small Cap Value Fund

Shares issued from sale of shares:
Class A	4,850	3,446
Class B	221	107
Class C	678	128
Class E	134	6
Class I	6	48
Class Y	719	131
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	144	474
Class B	7	22
Class C	16	35
Class E	1	–– *
Class I	–– *	2
Class Y	4	65
Shares redeemed:
Class A	(2,574)	(3,327)
Class B	(212)	(234)
Class C	(419)	(315)
Class E	(11)	(––)
Class I	(––)	(15)
Class Y	(120)	(451)

Increase in outstanding capital shares	3,444	122

Value issued from sale of shares:
Class A	$81,475	$52,888
Class B	3,680	1,584
Class C	11,355	1,921
Class E	2,304	100
Class I	100	778
Class Y	12,095	1,985
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	2,518	6,794
Class B	128	306
Class C	282	483
Class E	21	6
Class I	2	31
Class Y	60	938
Value redeemed:
Class A	(43,339)	(50,030)
Class B	(3,556)	(3,376)
Class C	(6,973)	(4,582)
Class E	(196)	(––)
Class I	(––)	(232)
Class Y	(1,982)	(7,079)

Increase in outstanding capital	$57,974	$2,515

*Not shown due to rounding.

	Ivy Value Fund	Ivy Managed European/ Pacific Fund	Ivy Managed International Opportunities Fund

Shares issued from sale of shares:
Class A	1,215	5,764	10,440
Class B	92	159	398
Class C	93	254	406
Class E	5	20	20
Class I	5	20	20
Class Y	11	28	43
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	290	178	215
Class B	21	5	6
Class C	18	8	7
Class E	–– *	1	1
Class I	–– *	1	1
Class Y	1	1	1
Shares redeemed:
Class A	(1,727)	(478)	(703)
Class B	(162)	(24)	(42)
Class C	(154)	(12)	(46)
Class E	(––)	(––)	(––)
Class I	(––)	(––)	(––)
Class Y	(2)	(––)	(–– )*

Increase (decrease) in outstanding capital shares	(294)	5,925	10,767

Value issued from sale of shares:
Class A	$23,306	$63,478	$111,227
Class B	1,750	1,743	4,237
Class C	1,774	2,828	4,287
Class E	100	200	200
Class I	100	200	200
Class Y	185	283	456
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	5,180	1,938	2,280
Class B	360	50	65
Class C	310	89	73
Class E	7	10	7
Class I	8	11	7
Class Y	22	13	13
Value redeemed:
Class A	(31,497)	(5,029)	(7,406)
Class B	(2,919)	(264)	(456)
Class C	(2,797)	(125)	(483)
Class E	(––)	(––)	(––)
Class I	(––)	(––)	(––)
Class Y	(28)	(––)	(4)

Increase (decrease) in outstanding capital	$(4,139)	$65,425	$114,703

*Not shown due to rounding.

	Ivy Cundill Global Value Fund	Ivy European Opportunities Fund	Ivy International Balanced Fund

Shares issued from sale of shares:
Class A	7,452	3,662	5,434
Class B	275	246	250
Class C	1,219	373	1,450
Class E	31	3	46
Class I	173	1,434	2,667
Class Y	211	49	200
Advisor Class	––	3	NA
Class II	––	NA	NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	3,403	1,143	769
Class B	258	113	30
Class C	813	142	102
Class E	2	–– *	1
Class I	13	118	97
Class Y	59	15	3
Advisor Class	19	3	NA
Class II	––	NA	NA
Shares redeemed:
Class A	(18,983)	(3,156)	(4,313)
Class B	(1,309)	(571)	(193)
Class C	(8,863)	(471)	(747)
Class E	(2)	(––)	(1)
Class I	(55)	(29)	(12)
Class Y	(583)	(115)	(92)
Advisor Class	(34)	(9)	NA
Class II	(2)	NA	NA

Increase (decrease) in outstanding capital shares	(15,903)	2,953	5,691

Value issued from sale of shares:
Class A	$116,197	$150,552	$93,333
Class B	4,131	9,926	4,244
Class C	18,952	14,778	25,015
Class E	487	100	783
Class I	2,793	58,674	45,814
Class Y	3,209	2,024	3,389
Advisor Class	––	97	NA
Class II	––	NA	NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	48,928	44,135	13,166
Class B	3,631	4,191	519
Class C	11,392	5,317	1,744
Class E	34	11	25
Class I	188	4,571	1,654
Class Y	852	580	46
Advisor Class	277	101	NA
Class II	––	NA	NA
Value redeemed:
Class A	(286,653)	(125,648)	(73,971)
Class B	(19,233)	(21,682)	(3,296)
Class C	(130,403)	(17,803)	(12,642)
Class E	(23)	(––)	(13)
Class I	(843)	(1,199)	(203)
Class Y	(8,874)	(4,619)	(1,571)
Advisor Class	(516)	(352)	NA
Class II	(25)	NA	NA

Increase (decrease) in outstanding capital	$(235,499)	$123,754	$98,036

*Not shown due to rounding.

	Ivy International Core Equity Fund	Ivy International Growth Fund	Ivy Pacific Opportunities Fund

Shares issued from sale of shares:
Class A	5,995	789	9,852
Class B	311	42	387
Class C	1,251	133	761
Class E	65	3	6
Class I	1,270	593	2,094
Class Y	459	16	260
Advisor Class	––	––	––
Class II	NA	––	NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	844	7	2,325
Class B	47	––	117
Class C	162	––	191
Class E	4	–– *	1
Class I	77	2	149
Class Y	25	–– *	39
Advisor Class	––	––	1
Class II	NA	–– *	NA
Shares redeemed:
Class A	(2,976)	(1,081)	(7,611)
Class B	(413)	(96)	(477)
Class C	(606)	(299)	(786)
Class E	(3)	(––)	(––)
Class I	(18)	(24)	(93)
Class Y	(106)	(68)	(372)
Advisor Class	(–– )*	(–– )*	(––)
Class II	NA	(9)	NA

Increase in outstanding capital shares	6,388	8	6,844

Value issued from sale of shares:
Class A	$111,517	$29,963	$201,372
Class B	5,340	1,415	7,206
Class C	21,399	4,596	15,041
Class E	1,197	100	100
Class I	23,654	22,300	42,320
Class Y	8,284	600	5,567
Advisor Class	––	––	––
Class II	NA	––	NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	15,658	265	49,834
Class B	804	––	2,296
Class C	2,762	––	3,788
Class E	72	–– *	13
Class I	1,430	59	3,223
Class Y	458	5	834
Advisor Class	––	––	12
Class II	NA	1	NA
Value redeemed:
Class A	(54,756)	(40,504)	(151,434)
Class B	(7,063)	(3,310)	(8,705)
Class C	(10,068)	(10,278)	(14,352)
Class E	(60)	(––)	(––)
Class I	(340)	(901)	(1,857)
Class Y	(1,893)	(2,424)	(6,956)
Advisor Class	(1)	(1)	(––)
Class II	NA	(327)	NA

Increase in outstanding capital	$118,394	$1,559	$148,302

*Not shown due to rounding.

	Ivy Balanced Fund	Ivy Global Natural Resources Fund	Ivy Real Estate Securities Fund

Shares issued from sale of shares:
Class A	736	55,612	3,497
Class B	52	1,955	102
Class C	144	16,928	141
Class E	6	79	22
Class I	6	1,881	94
Class R	NA	636	3
Class Y	178	14,190	214
Advisor Class	NA	–– *	NA
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	142	10,279	1,329
Class B	5	688	62
Class C	5	3,486	66
Class E	–– *	5	2
Class I	–– *	114	7
Class R	NA	32	1
Class Y	65	1,708	675
Advisor Class	NA	1	NA
Shares redeemed:
Class A	(766)	(30,526)	(6,872)
Class B	(33)	(1,695)	(344)
Class C	(94)	(7,152)	(516)
Class E	(––)	(2)	(2)
Class I	(––)	(49)	(39)
Class R	NA	(113)	(1)
Class Y	(404)	(3,472)	(4,826)
Advisor Class	NA	(1)	NA

Increase (decrease) in outstanding capital shares	42	64,584	(6,385)

Value issued from sale of shares:
Class A	$12,611	$2,067,009	$79,829
Class B	877	68,577	2,333
Class C	2,471	581,343	3,288
Class E	100	2,930	532
Class I	100	68,389	2,408
Class R	NA	23,676	74
Class Y	3,067	528,496	4,733
Advisor Class	NA	3	NA
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	2,489	391,527	26,473
Class B	88	24,609	1,224
Class C	94	121,921	1,305
Class E	4	186	35
Class I	5	4,374	135
Class R	NA	1,236	15
Class Y	1,146	65,199	13,488
Advisor Class	NA	37	NA
Value redeemed:
Class A	(13,091)	(1,124,546)	(152,493)
Class B	(573)	(58,685)	(7,458)
Class C	(1,605)	(241,166)	(11,542)
Class E	(––)	(71)	(33)
Class I	(––)	(1,821)	(872)
Class R	NA	(4,175)	(22)
Class Y	(6,956)	(128,331)	(112,045)
Advisor Class	NA	(38)	NA

Increase (decrease) in outstanding capital	$827	$2,390,679	$(148,593)

*Not shown due to rounding.

	Ivy Bond Fund	Ivy Mortgage Securities Fund

Shares issued from sale of shares:
Class A	4,751	9,682
Class B	143	434
Class C	527	680
Class E	83	32
Class I	19	34
Class Y	2	493
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	217	1,210
Class B	7	42
Class C	14	66
Class E	2	1
Class I	1	1
Class Y	–– *	44
Shares redeemed:
Class A	(1,485)	(10,536)
Class B	(73)	(400)
Class C	(398)	(835)
Class E	(3)	(2)
Class I	(1)	(9)
Class Y	(4)	(845)

Increase in outstanding capital shares	3,802	92

Value issued from sale of shares:
Class A	$48,475	$100,326
Class B	1,467	4,501
Class C	5,385	7,030
Class E	851	334
Class I	196	360
Class Y	25	5,119
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	2,204	12,454
Class B	69	431
Class C	139	684
Class E	18	9
Class I	8	13
Class Y	–– *	459
Value redeemed:
Class A	(15,108)	(108,564)
Class B	(747)	(4,126)
Class C	(4,059)	(8,610)
Class E	(26)	(23)
Class I	(14)	(96)
Class Y	(42)	(8,695)

Increase in outstanding capital	$38,841	$1,606

*Not shown due to rounding.

NOTE 7 - Options

Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For each Fund, when a written put is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received. Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase the Fund's exposure to the underlying security (or basket of securities). Purchasing put options and writing call options may decrease the Fund's exposure to the underlying security (or basket of securities). With written options, there may be times when the Fund will be required to purchase or sell securities to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying security (or basket of securities). Additionally, to the extent the Fund enters into over-the-counter (OTC) option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions, for whatever reason, will be unable to meet their obligations under the terms of the transaction.

For Ivy Value Fund, transactions in written call options were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2008	–– *	$3
Options written	2	283
Options terminated in closing purchase transactions	(1)	(180)
Options exercised	(––)	(––)
Options expired	(1)	(43)

Outstanding at September 30, 2008	–– *	$63

For Ivy Value Fund, transactions in written put options were as follows:

	Number of Contracts		Premiums Received

Outstanding at March 31, 2008	––	*	$20
Options written	2		155
Options terminated in closing purchase transactions	(––	)*	(14)
Options exercised	(––	)*	(11)
Options expired	(1)		(55)

Outstanding at September 30, 2008	1		$95

*Not shown due to rounding.

For Ivy Pacific Opportunities Fund, transactions in written call options were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2008	––	$––
Options written	93	2,280
Options terminated in closing purchase transactions	(93)	(2,280)
Options exercised	(––)	(––)
Options expired	(––)	(––)

Outstanding at September 30, 2008	––	$––

For Ivy Pacific Opportunities Fund, transactions in written put options were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2008	––	$––
Options written	93	3,989
Options terminated in closing purchase transactions	(93)	(3,989)
Options exercised	(––)	(––)
Options expired	(––)	(—)

Outstanding at September 30, 2008	––	$––

For Ivy Global Natural Resources Fund, transactions in written put options were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2008	––	$––
Options written	30	8,039
Options terminated in closing purchase transactions	(––)	(––)
Options exercised	(––)	(––)
Options expired	(20)	(6,207)

Outstanding at September 30, 2008	10	$1,832

NOTE 8 - Futures

No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, a Fund is required to deposit, in a segregated account, an amount of cash of liquid securities equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. A Fund uses futures to attempt to reduce the overall risk of its investments or to enhance returns. The risks of futures contracts include the possibility there may be an illiquid secondary market, that a change in the value of the contract may not correlate with the changes in the value of the underlying securities or index, and/or the possible inability of the counterparty to fulfill its obligations under the agreement.

NOTE 9 - Commitment

In connection with Ivy Pacific Opportunities Fund's investment in Vietnam Azalea Fund Limited (VAF), the Fund is contractually committed to provide additional capital of up to $2,100 if and when VAF requests such contributions or draw downs. The total commitment is limited to $5,000. At September 30, 2008, Ivy Pacific Opportunities Fund had made a total contribution of $2,900. No public market currently exists for the shares of VAF nor are the shares listed on any securities exchange. VAF intends to become listed within one year after the final commitment has been drawn down.

NOTE 10 - Affiliated Company Transactions

The Ivy Managed Funds make investments in funds within the Ivy Funds family, which funds may be deemed to be under common control because the Funds share the same Board of Trustees. A summary of the transactions in each underlying fund during the six-month period ended September 30, 2008 follows:

	4-1-08 Share Balance	Purchase Cost	Sales Cost	Realized Gain/ (Loss)	Distributions Received(1)	9-30-08 Share Balance	9-30-08 Market Value

Ivy Managed European/Pacific Fund
Ivy European Opportunities Fund, Class I	998	$8,021	$721	$(266)	$—	1,215	$31,376
Ivy Pacific Opportunities Fund, Class I	1,313	5,348	557	(253)	––	1,595	20,355
Ivy Managed International Opportunities Fund
Ivy European Opportunities Fund, Class I	446	5,067	266	(100)	––	588	15,193
Ivy International Balanced Fund, Class I	2,698	14,646	573	(132)	1,134	3,587	48,324
Ivy International Core Equity Fund, Class I	1,271	6,756	323	(102)	––	1,652	22,134
Ivy International Growth Fund, Class I	444	5,067	233	(67)	––	579	16,378
Ivy Pacific Opportunities Fund, Class I	591	3,378	209	(99)	––	777	9,909
(1)Distributions received includes distributions from net investment income and/or from capital gains from the underlying funds.

A summary of the transactions for the affiliated company transactions during the six-month period ended September 30, 2008 follows:

	4-1-08 Share Balance	Purchase Cost	Sales Cost	Realized Gain/ (Loss)	Distributions Received(1)	9-30-08 Share Balance	9-30-08 Market Value

Ivy Pacific Opportunities Fund
Vietnam Azalea Fund Limited(1)	500	$750	$—	$—	$—	500	$2,305
Ivy Global Natural Resources Fund
Atacama Minerals Corp.(1)	––	5,541	––	––	––	5,880	2,818
Domtar Corporation(1)	25,000	46,470	92,170	(26,200)	––	22,040	101,383
Massey Energy Company	––	202,976	––	––	––	5,000	178,350
Verso Paper Holdings LLC	––	40,993	960	40,033	120	3,920	10,349
Yingli Green Energy Holding Company Limited, ADR(1)	7,500	29,486	5,431	24,055	––	8,800	96,976
(1)No dividends were paid during the preceding 12 months.

NOTE 11 - Name Changes

On June 2, 2008, Ivy Dividend Income Fund changed its name to Ivy Dividend Opportunities Fund and changed its investment objective to the provision of total return. In addition, Ivy Global Strategic Income Fund changed its name to Ivy Global Bond Fund on the same date.

NOTE 12 - Senior Loans

Ivy Global Bond Fund invests in senior secured corporate loans either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. Senior Loans are generally made to U.S. and foreign borrowers that are corporations, partnerships, or other business entities. Senior Loans are generally readily marketable, but some loans may be illiquid or be subject to some restrictions on resale. These loans are valued using a composite price from more than one broker or dealer as obtained from a pricing service. As of September 30, 2008, Ivy Global Bond Fund owned Senior Loans with an aggregate market value of $245 representing 0.63% of the Fund's net assets.

Renewal of Investment Management Agreements for the Ivy Funds

At a meeting of the Board of Trustees the Trust held on August 26 and 27, 2008, the Trustees, including all of the Trustees who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 (the "Independent Trustees"), unanimously approved the continuance of the existing management agreements between IICO and the Trust. The existing management agreements considered were (i) the Master Business Management and Investment Advisory Agreement and all current supplements thereto between the Trust and IICO (with respect to the Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy International Growth Fund, Ivy International Core Equity Fund and the Ivy Pacific Opportunities Fund); (ii) the Investment Management Agreement between the Trust and IICO (with respect to the Ivy Dividend Opportunities Fund, Ivy Global Bond Fund, Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund); (iii) the Investment Management Agreement between the Trust and IICO (with respect to the Ivy Balanced Fund, Ivy Bond Fund, Ivy Global Natural Resources Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and the Ivy Value Fund); and (iv) the Subadvisory Agreements between IICO and:

  Henderson Investment Management Limited and Henderson Global Investors (North America) Inc. (Ivy European Opportunities Fund)
  Advantus Capital Management, Inc. (Ivy Bond Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund)
  Templeton Investment Counsel, LLC (Ivy International Balanced Fund)
  Mackenzie Financial Corporation (Ivy Cundill Global Value Fund and Ivy Global Natural Resources Fund).

(each such subadviser referred to herein as a "Subadviser").

The Independent Trustees were assisted in their review by independent legal counsel, and met with such counsel separately from representatives of IICO. Independent legal counsel provided the Board with a memorandum that discussed the various factors that the Board should consider as part of its review of the various agreements, including, among other things, the nature and the quality of the services provided by IICO, profitability (including any fall-out benefits) from the relationships with the Funds, economies of scale, the role played by the Independent Trustees, and information on comparative fees and expenses. The Board also considered the written responses and supplementary materials produced by IICO and each Subadviser in response to a 15(c) due diligence request list submitted by the Independent Trustees' counsel prior to the meeting. Included in those responses, which had been provided to the Board prior to the meeting, was a Fund-by-Fund profitability analysis prepared by IICO, as well as an explanation of the methodology by which the profitability analysis was calculated. The Board also received extensive materials on performance, expenses and comparable fund information from Lipper, Inc., an independent mutual fund rating service. Finally, the Independent Trustees received and reviewed a considerable amount of information that their independent fee consultant had provided to them. The Independent Trustees previously had reviewed these materials during a telephonic meeting earlier in August. They further reviewed these materials extensively among themselves, with their independent legal counsel and independent fee consultant, and with the other Board members at the August 26th and 27th Board meeting, after which the Board considered various factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Board's determination to approve the agreements are discussed separately below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided to all the Funds by IICO and each Subadviser, taking into account the vast amount of materials produced by IICO and each Subadviser in response to the 15(c) due diligence request list submitted on their behalf by counsel and which they had discussed during a teleconference earlier in the month. They also considered the knowledge they had received from the regular meetings of the Board, including from the materials provided in connection with those meetings, such as the resources and key personnel of IICO and each Subadviser, as well as the other services provided to the Funds by IICO and each Subadviser (such as, managing the quality of execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to each Fund's investment restrictions, producing reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations). The Board also noted the accolades that the Funds had received during the year from the financial media, including Barrons. The Board concluded that the nature and extent of the services provided by IICO and each Subadviser were appropriate, that the quality of those services had been consistent with quality norms in the industry and that the Funds were likely to benefit from the continued provision of those services.

Benefits from the Relationship with the Funds

The Board next discussed whether IICO or any Subadviser derives any other direct or indirect benefit from serving the Funds. The Board considered benefits that accrue to each organization from its respective relationship with a Fund, including the fact that a variety of services are provided by affiliates of IICO, including distribution, shareholder servicing and transfer agency services. After full consideration of these and other factors, the Board concluded that none of IICO, any Subadviser or any of their affiliates receive any additional direct or indirect benefits that would preclude the Board from approving the continuation of the investment advisory contract with IICO or the investment sub-advisory agreements.

Economies of Scale

The Board discussed whether economies of scale are being realized by the Funds and whether fee levels reflect those economies of scale for the benefit of the Funds' shareholders. In that context, the Board discussed the current level of the Funds' advisory fee breakpoints and also considered the current and anticipated asset levels of the Funds and the potential for growth in each Fund. The Board also noted that as the assets of the Funds continue to increase, the Funds' expense ratios generally continue to fall. The Board concluded that the Funds' asset size and fee structures did not warrant the restructuring or reevaluation of the fee breakpoints for the Funds at the current time.

Performance of the Funds and Costs of Services Provided

The Board considered, on a Fund by Fund basis, the performance of each Fund and the costs of the services provided. The Board focused particularly on the Ivy Bond Fund, Ivy Cundill Global Value Fund, Ivy European Opportunities Fund and the Ivy Real Estate Securities Fund. In addition, the Board considered that IICO had recently commenced direct portfolio management responsibilities for the Ivy Small Cap Value Fund, replacing the Fund's Subadviser.

Specifically, the Board examined the investment performance of each Fund, including quintile ranking for short- and long-term time periods and each Fund's performance against its peers. The Board also examined the performance of each Fund against its respective Lipper index for the same periods. After extensively reviewing all of the performance information provided, the Board concluded that the Funds' performance in each asset class was acceptable. Although the performance of some of the focus Funds identified by the independent fee consultant lagged that of their peers or respective Lipper index, the Board recognized that IICO or the applicable Subadviser had taken, or was taking, steps to address that underperformance, and determined to continue to monitor closely the performance of those Funds.

The Board also considered the expenses of each Fund, the expense ratio of each Fund, and the expense limitation arrangements entered into (and with respect to Class E and Class Y shares of certain Funds, the expense limitation agreements proposed to be entered into) by IICO in light of the services provided by IICO and each Subadviser. The Board also compared each Fund's expenses, including advisory, distribution and shareholder servicing fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds, as well as the advisory fees that IICO (or an affiliate) charges for providing advisory services to separately managed accounts in the same asset class for certain Funds. In that regard, the Board noted that IICO performs significant additional services for those Funds. The Board also took into account the information on IICO's profitability in managing the Funds, including the methodology used to calculate profitability. The Board finally considered the amount of assets in each Fund, each Fund's average account size and how those factors affect the Funds' expense ratios. After completing this examination, the Independent Directors concluded that each Fund's expenses are appropriate at the current time.

Independent Fee Consultant Review

The Disinterested Directors/Trustees for each of the mutual funds has appointed an independent fee consultant. Posted below is a summary of the written fee evaluation of such consultant for the most recent year.

During August of 2008, and as part of their regularly scheduled meetings, the Disinterested Trustees of Ivy Funds and the Disinterested Directors of Ivy Funds, Inc. (collectively, the "Ivy Funds" and any separate series thereof an "Ivy Fund") reviewed significant information in connection with considering the continuation of existing investment management agreements currently in effect between Ivy Investment Management Company ("IICO") and the Ivy Funds. Pursuant to the Assurance of Discontinuance between Waddell & Reed, Inc., Waddell & Reed Services Company ("WRSCO"), and Waddell & Reed Investment Management Company (collectively, "Waddell") and the Office of the New York Attorney General dated July 10, 2006 ("Assurance of Discontinuance"), the Disinterested Trustees/Directors of the Ivy Funds engaged an independent fee consultant to assist them in evaluating the reasonableness of the management fees charged by IICO, an affiliate of Waddell, to the Ivy Funds. The independent fee consultant's review addressed the following fee-related factors:

1. The nature and quality of IICO's services to the Ivy Funds, including performance

2. Management fees (including any components thereof) charged by other mutual fund companies for like services

3. Management fees (including any components thereof) charged to institutional and other clients of IICO for like services

4. Costs to IICO and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit

5. Profit margins of IICO and its affiliates from supplying such services

6. Possible economies of scale as a fund grows larger

The following summarizes the findings of the independent fee consultant retained by the Disinterested Trustees/Directors.

Summary Findings

The report stated that IICO delivered strong levels of performance and service to the Ivy Funds in relation to its management fees and relative to investment advisers of comparable mutual funds. For the 36 months ended March 31, 2008, when compared to their respective peer groups established by Lipper, Inc. ("Lipper"), approximately 36% of the Ivy Funds were in the top quartile of performance and 60% of the Ivy Funds were in the top two quartiles. The independent fee consultant noted that the Ivy Funds' performance appeared to be grounded in a number of institutional competitive advantages at IICO, including stock selection ability, ability to attract top talent, strategic vision, performance-focused culture, ability to manage smaller AUM funds, ability to serve small account sizes and an effective trading infrastructure.

The report stated that for the 12 months ended March 31, 2008, the total expenses of the Ivy Funds on average were 1% above the mean total expenses of their respective Lipper Expense Group peers and 9% below the mean total expenses for their Lipper Expense Universes. The management fees for the Ivy Funds on average were 0.1% above the mean management fees for their Lipper Expense Groups and 2% above the means for their Lipper Expense Universes. The independent fee consultant noted that the Ivy Funds' small average account size and small fund AUM introduces certain biases in the Lipper analyses that work against Ivy Funds in Lipper expense comparisons and, as a result, the Lipper findings may be considered conservative in that regard. The independent fee consultant found that within the larger Lipper averages the management fees and total expenses of individual Ivy Funds and share classes are reasonable relative to their performance.

The report stated that the management fees IICO charges to the Ivy Funds also are reasonable in relation to the management fees it charges to its other institutional accounts. The report noted that these institutional accounts have different service and infrastructure needs and in addition that, based on industry data, the average spread between management fees charged to the Ivy Funds and those charged to institutional accounts is below the average fee spreads observed at other investment advisers.

The independent fee consultant found that the level of profit earned by IICO from managing the Ivy Funds does not appear to be unreasonable. The report noted that Waddell's overall profitability from managing the Ivy Funds and its other operations is below the mean profitability of other publicly traded peers, but appears adequate to enable IICO to continue to provide quality support to the Ivy Funds and their shareholders.

The report stated that an economy of pricing analysis was undertaken by the independent fee consultant that showed that Ivy Funds incur lower fees and expenses with increasing fund AUM and with increasing average account size which the independent fee consultant believes should benefit Ivy Fund investors as the Ivy Funds mature.

Conclusions

The independent fee consultant concluded that the services provided by IICO and its affiliates and expenses incurred by the Ivy Funds over the year ending August 31, 2008 are reasonable and provide adequate justification for renewal of the Ivy Funds' existing advisory agreements.

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800.777.6472 and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how Ivy Funds voted proxies relating to portfolio securities during the most recent 12 month period ending June 30 is available on Form N-PX through the Ivy Funds' website at www.ivyfunds.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On the Ivy Funds' website at www.ivyfunds.com.

To All Traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

THE IVY FUNDS FAMILY

Domestic Equity Funds
Capital Appreciation Fund
Core Equity Fund
Dividend Opportunities Fund
Large Cap Growth Fund
Mid Cap Growth Fund
Small Cap Growth Fund
Small Cap Value Fund
Value Fund

Global/International Funds
Cundill Global Value Fund
European Opportunities Fund
International Balanced Fund
International Core Equity Fund
International Growth Fund
Managed European/Pacific Fund
Managed International Opportunities Fund
Pacific Opportunities Fund

Specialty Funds
Asset Strategy Fund
Balanced Fund
Energy Fund
Global Natural Resources Fund
Real Estate Securities Fund
Science and Technology Fund

Fixed Income Funds
Bond Fund
Global Bond Fund
High Income Fund
Limited-Term Bond Fund
Mortgage Securities Fund
Money Market Fund
Municipal Bond Fund

1.800.777.6472
Visit us online at www.ivyfunds.com

The Ivy Funds are managed by Ivy Investment Management Company and distributed by its subsidiary, Ivy Funds Distributor, Inc.

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Ivy Funds, call your financial advisor or visit us online at www.ivyfunds.com. Please read the prospectus carefully before investing.

WRR3300SA (9-08)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: December 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: December 5, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Vice President and Principal Financial Officer

Date: December 5, 2008